As filed with the Securities and Exchange                                         Registration No. 333-109622

Commission on April 6, 2016                                                             Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 19 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code:  (860) 580-2824

J. Neil McMurdie, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut  06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2016, pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Fixed or Variable, Group or Individual Immediate Annuity Contract

PART A

Voya Retirement Insurance and Annuity Company Variable Annuity Account C Voya Flexible Income Annuity CONTRACT PROSPECTUS – MAY 1, 2016

The Contract. The contract described in this prospectus is a fixed or variable, group and/or individual immediate annuity contract issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). The contract is available as an internal exchange from certain existing annuity contracts issued by the Company or certain of its affiliates, and to any participants in a retirement plan where the plan sponsor has purchased a group master contract (whether or not connected with an internal exchange). We may also issue contracts directly without a relationship to an existing Company contract or a retirement plan. The contract may be issued as either a nonqualified contract, or as a qualified contract for use with a traditional Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended (“Tax Code”) or with retirement plans under Tax Code Sections 401, 403(b) or 457. Contracts sold in New York are not available to 457 plans.

Why Reading This Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. The information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contract offers variable investment options and a fixed dollar option. When you purchase the contract, your purchase payment will be applied to the investment options you select. Some investment options may be unavailable through your contract, your plan or in your state.

Variable Income Payments. If you select variable income payments, the amount of your variable income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (the “funds”) listed on the next page. Subaccount performance will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds through the contract is located in the “Investment Options” section on page 10. The particular risks associated with each fund are detailed in the fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain for future reference.

Fixed Income Payments. If you select fixed income payments, the amount of your fixed income payment amount will not vary. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed dollar option in APPENDIX I of this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay. The contracts described in this prospectus are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount invested.

Getting Additional Information. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2016 Statement of Additional Information (“SAI”) about the separate account free of charge by indicating your request on your application or enrollment form, calling us at 1-800-238-6273 or writing to us at the address referenced under “Contract Overview - Questions: Contacting the Company” section of the prospectus. You may also obtain a prospectus or an SAI for any of the funds by calling that number. The contract prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operation of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement of the contract prospectus under the Securities Act of 1933. This number is 333-109622. The SAI table of contents is listed on page 44 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

PRO.109622-16

CONTRACT PROSPECTUS – MAY 1, 2016 (CONTINUED)

The Funds*

Calvert VP SRI Balanced Portfolio (Class I)

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Franklin Small Cap Value VIP Fund (Class 2)

Invesco V.I. American Franchise Fund (Series I)

Invesco V.I. Core Equity Fund (Series I)(1)

Lord Abbett Series Fund Mid Cap Stock Portfolio (Class VC)

Voya Balanced Portfolio (Class I)

Voya Global Bond Portfolio (Class I)

Voya Global Equity Portfolio (Class I)

Voya Government Money Market Portfolio (Class I)

Voya Growth and Income Portfolio (Class I)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Intermediate Bond Portfolio (Class I)

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class I)

Voya Large Cap Value Portfolio (Class I)

Voya Multi-Manager Large Cap Core Portfolio (Class I)

Voya RussellTM Large Cap Growth Index Portfolio (Class I)

Voya RussellTM Large Cap Index Portfolio (Class S)

Voya Small Company Portfolio (Class I)(2)

Voya Strategic Allocation Conservative Portfolio (Class I)(1)

Voya Strategic Allocation Growth Portfolio (Class I)(1)

Voya Strategic Allocation Moderate Portfolio (Class I)(1)

VY® American Century Small-Mid Cap Value Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Real Estate Portfolio (Class I)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class I)

VY® JPMorgan Mid Cap Value Portfolio (Class S)(3)

VY® Oppenheimer Global Portfolio (Class I)

VY® Pioneer High Yield Portfolio (Class I)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® Templeton Foreign Equity Portfolio (Class I)

*See “APPENDIX II – FUND DESCRIPTIONS” for a complete listing of all fund name changes since your last supplement and for further information about the funds.
(1)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “FEES – Fund Fees and Expenses” for additional information.
(2)	Voya Small Company Portfolio is only available to plans offering the fund prior to April 29, 2011.
(3)	VY® JPMorgan Mid Cap Value Portfolio is only available to individuals invested in this fund and/or plans offering this fund as of February 7, 2014.

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TABLE OF CONTENTS

Contract Overview

Contract Design

Who’s Who

The Contract and Your Retirement Plan

Contract Rights

Questions: Contacting the Company (sidebar)

Sending Forms and Written Requests in Good Order (sidebar)

Contract Facts

4 5

Fee Table	5
Condensed Financial Information	8
The Company	8
Contract Purchase and Participation	9
Right to Cancel	10
Investment Options	10
Fees	16
Calculating Variable Income Payments	20
Withdrawals	21
Death Benefit	22
Income Payments	23
FEDERAL Tax Considerations	27
Contract Distribution	39
Other Topics	41
Contents of the Statement of Additional Information	44
Appendix I – Fixed Dollar Option	45
Appendix II – FUND DescriptionS	48
Appendix III – Calculation of Present Value of Remaining Guaranteed Variable or Fixed Income Payments	54
Appendix IV – Condensed Financial Information	CFI 1

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CONTRACT OVERVIEW
The following is intended as an overview. Please read each section of this prospectus for additional information.

Questions: Contacting the Company

To answer your questions, contact your sales representative or write or call our Customer Service at:

Attention: Payout Services

One Orange Way

Windsor, CT 06095-4774

1-800-238-6273

Sending Forms and Written Requests in Good Order

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your sales representative or write or call us to learn what information is required for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon requests that are received in good order.

Contract Design

The contract described in this prospectus is a fixed and/or variable, group or individual immediate annuity contract. It is designed for individuals who would like regular income payments from an annuity contract.

Who’s Who

Contract Holder: The person or plan to whom we issue an individually owned contract, or the plan to which we issue a group master contract. We may also refer to the contract holder as the contract owner.

You (the “Participant”): The individual who owns an individual contract, participates in a group master contract, or who receives income payments in connection with an individual contract owned by a plan sponsor.

We (the “Company”): Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail, please review “CONTRACT PURCHASE AND PARTICIPATION.”

The Contract and Your Retirement Plan

We may offer this contract to employees or other individuals in connection with a retirement plan.

Plan Type. We refer to a retirement plan by the Tax Code Section under which it qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment under Tax Code Section 457. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 403(b), 408(b) or 457(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights

For individual and group master contracts issued in connection with 401 and 457 plans, the plan sponsor is the contract holder and holds the rights under the contract. Section 401 and 457 plan sponsors may allow their participants to exercise certain limited contract rights. For example, a Section 401 or 457 plan sponsor has the right to make investment selections, but may permit their individual participants to exercise that right. For individual contracts issued on a nonqualified basis and those issued in connection with 408(b) and most 403(b) retirement plans, the individual is the contract holder and holds all contract rights. In situations where an individual or group master contract is issued to the plan sponsor of a 403(b) plan, the participant generally holds all contract rights. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the contract holder or its delegate. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. See “FEDERAL Tax Considerations - Distributions – Eligibility – 403(b) Plans.”

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Contract Facts

Income Payment Options. You may select from a number of features for your payments including but not limited to: duration, number of payees, payments to beneficiaries, guaranteed minimum payment amount, and variable or fixed payments. Some features require payment of additional fees. See “Income Payments.”

Free Look/Right to Cancel. The contract holder may cancel the contract no later than within 10 days of receipt (some states require more than 10 days). Participants in 403(b) plans and some 401 plans may cancel their participation in a group contract no later than 10 days after they receive evidence of participation in the contract. See “Right to Cancel.”

Death Benefit. If any guaranteed income payments remain to be paid at the time of the death of the annuitant or both annuitants, if applicable, they may be paid to your beneficiary. See “Death Benefit.”

Withdrawals. Some income payment options allow you to withdraw a portion or all of any remaining guaranteed payments. An early withdrawal charge may apply. See “Withdrawals.”

Fees. Certain fees associated with the contract will reduce income payments. See “Fee Table” and “Fees.”

Taxation. The Tax Code has certain rules that apply to amounts distributed under the contract. Tax penalties may apply if rules are not followed. See “FEDERAL Tax Considerations.”

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The tables and examples in this section show the fees that may affect the amount of variable income payments. For fees applicable to fixed income payments, see APPENDIX I. See “Fees” for additional information. State premium taxes currently ranging from 0% to 3.5% of purchase payments may also be deducted.*

Maximum Transaction Expenses

Early Withdrawal Charge

(As a percentage of the present value of remaining guaranteed income payments withdrawn)(1)

Early Withdrawal Charge Schedule(2)

In this Section:

•      Maximum Transaction Expenses;

•      Maximum Periodic Fees and Charges;

•      Fund Fees and Expenses; and

•      Examples.

See the “Fees” Section for:

•      Transaction Fees;

•      Redemption Fees;

•      Fees Deducted from Investments in the Separate Account; and

•       Reduction or Elimination of Certain Fees.

Number of Years from

Contract Effective Date(3)

Fewer than 1

1 or more but fewer than 2

2 or more but fewer than 3

3 or more but fewer than 4

4 or more but fewer than 5

5 or more but fewer than 6

6 or more but fewer than 7

7 or more

Early Withdrawal Charge 7% 6% 5% 4% 3% 2% 1% 0%

*    State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

_______________________

(1)    Although the maximum early withdrawal charge is 7% of the remaining guaranteed income payments withdrawn, the total early withdrawal charge deducted will not exceed 8.5% of your purchase payment to the contract. See “Fees - Early Withdrawal Charge.”

(2)    Not all contracts permit withdrawals. Under certain contracts withdrawals are not allowed during the first year. See “Withdrawals.”

(3)    For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date. For amounts transferred into this contract as a result of an internal exchange, see “Fees.”

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Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Fees Deducted from the Subaccounts. (Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

For Contracts Without the Guaranteed Minimum Income Feature:

Mortality and Expense Risk Charge Administrative Expense Charge(4) Total Separate Account Expenses	Maximum Charge 1.25% 0.25% 1.50%	Current Charge 0.95% 0.00% 0.95%

For Contracts With the Five-Year Guaranteed Minimum Income Feature:

Mortality and Expense Risk Charge Administrative Expense Charge(4) Five-Year Guaranteed Minimum Income Charge(5) Total Separate Account Expenses	Maximum Charge 1.25% 0.25% 1.00% 2.50%	Current Charge 0.95% 0.00% 1.00% 1.95%

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by a fund that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the fund’s most recent fiscal year end without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses):	Minimum 0.38%	Maximum 1.42%

See the “FEES – Fund Fees and Expenses” section of this prospectus for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

_________________________

(4)       We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the subaccounts equivalent to not more than 0.25% annually.

(5)       This charge terminates after five years.

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Examples

The following examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include contract holder transaction expenses, separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract and that your investment has a 5% return each year. For the purpose of these Examples, we deducted the maximum contract fees and expenses and the maximum total annual fees and expenses of any of the funds available for each type of contract and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years, as applicable) and assume you have selected the “nonlifetime-guaranteed payments” income payment option for a 15 year period with a 3.5% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:				Example (B) If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to contracts without the guaranteed minimum income feature	$901	$1,307	$1,719	$3,115	$294	$892	$1,506	$3,115

Applicable to contracts with the five-year guaranteed minimum income feature	$955	$1,469	$1,987	$3,132	$351	$1,060	$1,780	$3,132

Minimum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract and that your investment has a 5% return each year. For the purpose of these Examples, we deducted the maximum contract fees and expenses and the minimum total annual fees and expenses of any of the funds available for each type of contract and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years, as applicable) and assume you have selected the “nonlifetime-guaranteed payments” income payment option for a 15 year period with a 3.5% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:				Example (B) If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to contracts without the guaranteed minimum income feature	$804	$1,011	$1,219	$2,113	$190	$583	$995	$2,113

Applicable to contracts with the five-year guaranteed minimum income feature	$897	$1,296	$1,701	$2,557	$290	$881	$1,487	$2557

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CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX IV of this prospectus, we provide condensed financial information about the separate account subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccount under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol "VOYA" and Voya completed its initial public offering of common stock.

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, Connecticut  06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

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CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contract is designed for persons who would like to receive regular income payments from an annuity contract. The contract is available as an internal exchange from certain existing annuity contracts issued by the Company or certain of its affiliates, and to any participants in a retirement plan where the plan sponsor has purchased a group master contract (whether or not connected with an internal exchange). We may also issue contracts directly without a relationship to an existing Company contract or a retirement plan. The contract is available as either a nonqualified contract or as a qualified contract for use with a traditional IRA under Section 408(b) of the Tax Code or with retirement plans qualifying under Tax Code Sections 401, 403(b) or 457. Contracts sold in New York are not available to 457 plans. Availability as a group contract is subject to state approval. We reserve the right to limit purchase of an individual nonqualified contract to natural persons.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. We must be notified by the employer or plan trustee if the contract is offered in connection with a 403(b) or 401 plan that is subject to Title I of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

How to Purchase. You may purchase the contract by submitting your purchase payment and the required application or enrollment forms to us.

Purchase Payment Amount. To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made. We reserve the right to lower the minimum required payment, to establish a maximum payment amount and to reject any payment exceeding the maximum.

Acceptance or Rejection. We must accept or reject your application or enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payment for five business days pending completion. In all cases, we may hold a purchase payment for longer periods with your permission. If we reject your application or enrollment, we will return the forms and any purchase payment.

Age Requirements. The maximum issue age is between 80 and 95, depending upon the income payment option and features selected. We reserve the right to modify the maximum issue age.

Allocation of Your Purchase Payment to the Investment Options. We will allocate your purchase payment, less any applicable premium taxes, among the investment options you select. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment. Thereafter, more options can be selected at any one time. You may also select the fixed dollar option and allocate all or a portion of your purchase payment to the general account. See “Investment Options.” Allocations must be in whole percentages. Any purchase payment received before we accept the application or enrollment materials will be invested as of the day we do accept them.

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your sales representative. Make sure that you understand the investment options it provides, its other features, the risk and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•      Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•      Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

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•      Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•      Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional, tax and/or legal adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

RIGHT TO CANCEL

When and How to Cancel. The contract holder may cancel the contract within 10 days of receipt (some states require more than 10 days) by returning it, or the document showing your participation under a group contract, to our Customer Service along with a written notice of cancellation. For contracts issued in connection with 401 or 457 plans, the contract holder may follow these procedures on behalf of the participant.

Refunds. On the day we receive the request for cancellation in good order, we will calculate your contract value. Your refund will equal that value and will reflect deduction of any income payments made. This amount may be more or less than your purchase payment. In certain states (or if you have purchased the contract as an IRA), we may be required to return your entire purchase payment. We will issue your refund within seven calendar days of our receipt of your request in good order.

INVESTMENT OPTIONS

When you purchase the contract, your purchase payment (less any applicable premium tax) will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments. If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed.

Variable Investment Options

These options are called subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund and earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of separate account under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

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Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide brief descriptions of each fund in APPENDIX II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Unless otherwise noted, all funds are diversified as defined under the 1940 Act. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•      Mixed funding--bought for annuities and life insurance; and

•      Shared funding--bought by more than one company.

Possible Conflicts of Interest. It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

For additional risks associated with each fund, please see the fund’s prospectus.

Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue From the Funds.”)  We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contract. We have included the certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

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Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. The number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•          Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•          Combine two or more subaccounts;

•          Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company”;

•          Substitute a new fund for a fund in which a subaccount currently invests.  In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.  A substitution may become necessary if, in our judgment:

>      A fund no longer suits the purposes of your contract;

>      There is a change in laws or regulations;

>      There is a change in the fund’s investment objectives or restrictions;

>      The fund is no longer available for investment; or

>      Another reason we deem a substitution is appropriate.

•          Stop selling the contract;

•          Limit or eliminate any voting rights for the separate account; or

•          Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

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Selecting Investment Options

When Selecting Investment Options:

•      Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your individual circumstances and your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•      Be informed. Read this prospectus, all of the information that is available to you regarding the funds—including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, the fund prospectuses and the Fixed Dollar Option Appendix in this prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•      Limits on Availability of Options. Some funds may be unavailable through your contract or plan or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan;

•      Transfers Among Variable Investment Options. You may transfer amounts among the available subaccounts. The Company reserves the right to limit such transfers to 12 in any calendar year and to establish a minimum transfer amount. Transfers are not allowed into or out of the fixed dollar option; and

•      Transfer Requests. Requests may be made, after the contract is issued, in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•      We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•      Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

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We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12-month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12-month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

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We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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FEES

The charges we assess and the deductions we make under the contract are in consideration for: (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume. The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided under “Fee Table.” Please review both sections for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of the present value of remaining guaranteed income payments may be subject to an early withdrawal charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. Not all contracts permit withdrawals. See “Withdrawals.”

Amount: The charge is a percentage of the present value of any remaining guaranteed payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract. Although the maximum early withdrawal charge is 7% of the remaining guaranteed payments withdrawn, the total early withdrawal charge will never be more than 8.5% of your purchase payment to the contract.

Early Withdrawal Charge Schedule:

Types of Fees

The following types of fees and deductions associated with the contract may affect the amount of your variable income payments. For fees applicable to fixed payments see “APPENDIX I.”

•    Transaction Fees

>    Early Withdrawal Charge

>   Redemption Fees

•    Fees Deducted from Investments in the Separate Account

>    Mortality and Expense Risk Charge

>    Administrative Expense Charge

>    Five-Year Guaranteed Minimum Income Charge

•    Reduction or Elimination of Certain Fees

•    Fund Fees and Expenses

>    Revenue from the Funds

>    Fund of Funds

•    Premium and Other Taxes

Number of Years from

Contract Effective Date*

Fewer than 1**

1 or more but fewer than 2

2 or more but fewer than 3

3 or more but fewer than 4

4 or more but fewer than 5

5 or more but fewer than 6

6 or more but fewer than 7

7 or more

Early Withdrawal Charge 7% 6% 5% 4% 3% 2% 1% 0%

*    For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date. For amounts transferred into this contract as an internal exchange, see “Internal Exchanges” below.

**  Certain contracts do not allow withdrawals during the first contract year.

When/How. At the time of withdrawal we deduct this charge from the amount withdrawn.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

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Internal Exchanges. In the case of amounts transferred from a prior contract or other arrangement issued or administered by the Company or certain of its affiliates, the “Number of Years from Contract Effective Date” is calculated from the date of the first purchase payment made under the individual’s account under the prior contract or if earlier, the effective date of the individual’s account under the prior contract or other arrangement. There is no surrender charge under this contract on amounts transferred or rolled over as an internal transfer when the prior contract or arrangement imposed a front end load, there was no applicable surrender charge under the prior contract or arrangement, or if the prior contract or arrangement would not have assessed a surrender charge if the money had been transferred to a contract issued by a non-affiliated company.

Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we would deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted from Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount: 1.25% annually of values invested in the subaccounts. We currently charge 0.95% annually.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract. It consists of the following risks:

•      The mortality risks are those risks associated with our promise to make lifetime income payments based on annuity rates specified in the contract; and

•      The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this charge.

Administrative Expense Charge

Maximum Amount: We currently do not charge an administrative expense charge. We reserve, however, the right to charge up to 0.25% annually of values invested in the subaccounts.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.

Purpose. This charge helps defray the cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Five-Year Guaranteed Minimum Income Charge

This additional charge is assessed only if you select the five-year guaranteed minimum income feature.

Amount: 1.00% annually of values invested in the subaccounts until the five-year guarantee period has ended.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. This charge will be assessed only during the first five contract years.

Purpose. This charge compensates us for the additional mortality and expense risks we assume by guaranteeing minimum income payments. For additional information regarding those risks, see “Mortality and Expense Risk Charge - Purpose” in this section.

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Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administration expenses, we may reduce or eliminate the early withdrawal charge or mortality and expense risk charge. Our decision to reduce or eliminate either of these charges will be based on one or more of the following:

•      The size and type of group of individuals to whom the contract is issued;

•      A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of its affiliates, receiving distributions or making transfers from other contracts or arrangements offered by us or one of our affiliates, or transferring amounts held under qualified plans sponsored by the Company or an affiliate; or

•      The type and frequency of administrative and sales services to be provided.

The reduction or elimination of any of these charges will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these charges may be subject to state approval.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fee Table - Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity.  Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

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The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.  The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the contract (including funds with limited availability) that made cash payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2015, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

•	Fidelity Investments®	•	Invesco Investments
•	Franklin® Templeton® Investments	•	Calvert Funds
•	Lord Abbett Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2015, the affiliated funds would be first on the list.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 3.5%, depending upon the jurisdiction.

When/How. Our current practice is to reflect the cost of premium taxes in our income payment rates. We reserve the right, however, to deduct a charge for premium taxes from your purchase payment on the contract effective date. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

CALCULATING VARIABLE INCOME PAYMENTS

The amount of any variable income payment is determined by multiplying the number of annuity units that you hold by an annuity unit value (“AUV”) for each unit.

Annuity Units. When you select variable income payments, your initial purchase payment purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of units purchased is based on your purchase payment amount and the value of each unit on the day the purchase payment is invested. Generally, the number of units will not vary over the life of the contract, but the value of each unit will vary daily based on the performance of the underlying fund and deduction of fees. Some events may result in a change in the number of units, including withdrawals, death of an annuitant if a reduction in payment to a surviving annuitant was selected, transfers among subaccounts, or a change in a guaranteed payment period. While the number of units may change if you transfer among subaccounts or make a change in a guaranteed payment period, the current value of your contract will not change as a result of either of these events.

Annuity Unit Value (“AUV”). The value of each annuity unit in a subaccount is called the annuity unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects daily deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, if any, and the guaranteed minimum income charge (if applicable). We discuss these deductions in more detail in “Fee Table” and “Fees.”

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Valuation. We determine the AUV every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the net return factor of the subaccount, and by a factor to reflect the assumed annual net return rate. The net return factor measures the investment performance of the subaccount from one valuation to the next. The assumed annual net return rate will be either 3.5% or 5%, as you select. Currently, we are only offering an assumed annual net return rate of 3.5%.

Current AUV = Prior AUV x Net Return Factor x

Assumed Annual Net Return Rate Factor

Net Return Factor. The net return factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net return rate.

The net return rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount’s units at the preceding valuation; minus

•      A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any and the guaranteed minimum income charge (if applicable). See “Fees.”

The net return rate may be either positive or negative.

WITHDRAWALS

Withdrawals of Variable Income Payments

You may make partial or full withdrawals of the present value of any remaining guaranteed variable income payments if you are receiving payments under either one of the following:

•      A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval); or

•      The nonlifetime payment option.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

Withdrawals of Fixed Income Payments

(For additional details see APPENDIX I - FIXED DOLLAR OPTION.)

You may make partial or full withdrawals of the present value of any remaining fixed income payments if you are receiving payments under either one of the following:

•      A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval); or

•      The nonlifetime payment option and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

Withdrawal Value

Variable Income Payments. For any withdrawal of remaining variable guaranteed income payments, the amount available for withdrawal is equal to the present value of any remaining guaranteed variable payments (less any applicable early withdrawal charge) calculated using the same rate we used to calculate the income payments (i.e., the 3.5% or 5% assumed annual net return rate stated in the contract). Withdrawal values are determined as of the valuation date following our receipt of your written request in good order at our Customer Service.

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Fixed Income Payments. See APPENDIX I for details regarding the withdrawal value of fixed payments.

Amount Received. For partial withdrawals, you will receive, reduced by any required withholding tax, the amount you specify, subject to the value in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and redemption fees.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge as described in “Fees - Early Withdrawal Charge,” and may also be subject to redemption fees as described in “Fees - Redemption Fees.”

Reduction of Remaining Payments

Any withdrawal will result in a proportionate reduction of any remaining guaranteed payments and any applicable guaranteed minimum payment amount. Additionally, the withdrawal amount will be taken from the subaccounts proportionately, unless you designate otherwise. For lifetime income payment options, any payments to be made beyond the guaranteed payment period will be unaffected by any withdrawals.

DEATH BENEFIT

The following describes the death benefit applicable to variable income payments. These are also outlined under “Income Payments - Payment Options.” For information on the death benefit applicable to the fixed dollar option, refer to APPENDIX I.

See “Income Payments” for a definition of annuitant and beneficiary as used in this section.

Payment of Death Benefit. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

1.    Life Income - Guaranteed Payments;

2.    Life Income - Two Lives - Guaranteed Payments; or

3.    Nonlifetime - Guaranteed Payments.

Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “FEDERAL Tax Considerations” for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the income payment start date. Under payment options 1 and 2 above, a lump-sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump-sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump-sum payment of the present value of any death benefit may be requested at any time. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven calendar days following our receipt of your request in good order.

Calculation of Lump-Sum Payment of the Death Benefit. The value of the lump-sum payment of the death benefit will equal the present value of any remaining guaranteed income payments, calculated using the same rate we used to calculate the income payments (i.e., the 3.5% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in good order. Such value will reflect any payments made after the date of death. See APPENDIX I - Fixed Dollar Option for information on calculation of a lump-sum payment of the death benefit applicable to the fixed dollar option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional, tax and/or legal adviser before choosing a settlement or payment option.

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The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the FDIC and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Who Receives Death Benefit Proceeds? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file with us as of the date of death.

Changes in Beneficiary Designations. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

INCOME PAYMENTS

Under the contract, we will make regular income payments to you or to a payee you designate in writing.

Initiating Payments. To initiate income payments, you must make the following selections on your application or enrollment form:

•      Payment start date;

•      Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•      Income payment option and any special features, such as a right to withdraw or the Five-Year Guaranteed Minimum Income Feature*;

•      Fixed, variable or a combination of both fixed and variable payments;

•      The subaccounts to allocate your purchase payment among (only if variable payments are elected); and

•      An assumed annual net return rate (only if variable payments are elected).

*If you select the Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals.

Terms to understand:

Annuitant(s): The person(s) whose life or life

expectancy(ies) determines the amount or continuation of lifetime income payments or whose death results in payment of death benefits.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Your sales representative can help you consider what selections may be appropriate for your financial goals. Generally, your selections may not be changed after the contract is issued. Some changes, such as transfers among subaccounts, may be allowed. Payments need to conform to minimum distribution requirements if applicable.

What Affects Income Payment Amounts? Some of the factors that may affect the amount of your income payments include your age, gender, the amount of your purchase payment, the income payment option selected, the number of guaranteed income payments selected (if any), whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed annual net return rate selected.

Payment Due Dates. You will generally receive your first income payment on the last day of the selected payment period. For example, if you elect to receive one payment a year, we will make the payment on the day before the anniversary of the contract effective date. An alternative first payment date may be elected subject to our approval and in compliance with the Tax Code and regulations thereunder.

Minimum Payment Amounts. For all payment options, the initial income payment must be at least $50 per month, or total yearly payments of at least $250.

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Fixed Income Payments. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and the amount of your payments will not vary. Except where noted, this prospectus describes only the variable investment options. The fixed dollar option is described in APPENDIX I.

Assumed Annual Net Return Rate. If you select variable income payments we will apply an assumed annual net return rate of 3.5%. We reserve the right to also offer an assumed annual net return rate of 5%, in which case, you must select an assumed annual net return rate of either 5% or 3.5%. If you do not select an assumed annual net return rate, the default will be a 3.5% annual net return rate. Currently, we are only offering an assumed annual net return rate of 3.5%.

For contracts issued with an assumed annual net return rate of 5%, your first income payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

For contracts issued with an assumed annual net return rate of 3.5%, your first income payment will be lower, but subsequent payments will increase more rapidly and decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed annual net return rate, call us for a copy of the SAI. See “Contract Overview - Questions: Contacting the Company.”

Five-Year Guaranteed Minimum Income Feature. If you select this feature, we guarantee that during the first five contract years your variable payment will never be less than the guaranteed minimum payment amount shown in the contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment. If the variable annuity minimum income guarantee has been chosen or assumed, an assumed annual net return rate of 3.5% will apply.

Estimated Initial Payment Amount. On the date we issue the contract we estimate the amount of your initial payment based on the value of the annuity units your payment purchases on that date. See “Calculating Variable Income Payments-Annuity Units.” Your guaranteed minimum payment amount equals 90% of this estimated amount.

This feature requires that you select at issue:

•    A lifetime payment option or a nonlifetime payment option of 15 years or more;

•    The ability to make withdrawals;

•    100% variable payments;

•    A 3.5% assumed annual net return rate; and

•    Funds from the following list:

Calvert VP SRI Balanced Portfolio

Fidelity® VIP Equity-Income Portfolio

Invesco V.I. Core Equity Fund

Voya Balanced Portfolio

Voya Government Money Market Portfolio

Voya Growth and Income Portfolio

Voya Index Plus LargeCap Portfolio

Voya Intermediate Bond Portfolio

Voya Large Cap Value Portfolio

Voya Multi-Manager Large Cap Core Portfolio

Voya RussellTM Large Cap Index Portfolio

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio
VY® Clarion Real Estate Portfolio

VY® Invesco Comstock Portfolio

VY® Invesco Equity and Income Portfolio

VY® Pioneer High Yield Portfolio

VY® T. Rowe Price Equity Income Portfolio

If you select this feature you may transfer only between these available funds.

Certain age restrictions may also apply.

If you select this feature, any withdrawal during the first five contract years will result in a proportionate reduction in your guaranteed minimum payment amount.

In addition to other contract charges, if you select this feature, the guaranteed minimum income charge will apply for the first five contract years. See “Fees.”

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Start Date. The contract is designed to be viewed as an immediate annuity contract under the Tax Code. For nonqualified contracts you may elect to delay your income payment start date for up to 12 months following purchase of the contract. See “FEDERAL Tax Considerations” for rules applicable where death occurs before the annuity starting date under a nonqualified annuity. Consult a tax and/or legal adviser before electing a delay. Annuity payments under a qualified contract must meet the required beginning date applicable to your plan.

Taxation. The Tax Code has rules regarding income payments. For example, for qualified contracts, guaranteed payments may not extend beyond (a) the estimated life expectancy of the annuitant or (b) the joint life expectancies of the annuitant and beneficiary. Payments must comply with the minimum distribution requirements of Tax Code Section 401(a)(9). In some cases tax penalties will apply if rules are not followed. For tax rules that may apply to the contract see “FEDERAL Tax Considerations.”

Payment Options

The following table lists the income payment options and their accompanying death benefits and rights to withdraw. See “Death Benefit,” “Withdrawals,” and APPENDIX I for additional detail. We may offer additional income payment options under the contract from time to time.

Lifetime Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that no payment will be made if the annuitant dies prior to the first payment’s due date.

Death Benefit-None: All payments end upon the annuitant’s death.

Right to Withdraw-None.

Life Income - Guaranteed Payments

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5-50 years* (or other periods we may make available at the time you select this option).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, payments will continue to the beneficiary.

Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals”).

Life Income - Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that no payment will be made if both the annuitant and joint annuitant die before the first payment’s due date.

Continuing Payments: When you select this option you will also choose either:

•    Full or reduced payments to continue to the surviving annuitant after the first annuitant’s death; or

•    100% of the payment to continue to the annuitant on the joint annuitant’s death, and a reduced payment to continue to the joint annuitant on the annuitant’s death.

In either case, payments cease upon the death of the surviving annuitant.

Any reduction in payment will result in a corresponding reduction to the amount of the guaranteed minimum income payment, if applicable.

Death Benefit-None: All payments end upon the death of both annuitants.

Right to Withdraw-None.

Life Income - Two Lives - Guaranteed Payments

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5-50 years* (or other periods we may make available at the time you select this option.)

Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first annuitant’s death.

Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, payments will continue to the beneficiary.

Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals”).

*  For qualified contracts a guaranteed payment period may not extend beyond your life expectancy or age 100 whichever is earlier. For non-qualified contracts, a guaranteed payment period may not extend beyond age 100.

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Nonlifetime Payment Option
Nonlifetime - Guaranteed Payments

Length of Payments: Payments will continue for your choice of 5-50 years* (or other periods we may make available at the time you select this option).

Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, payments will continue to the beneficiary.

Right to Withdraw:

•    If you are receiving variable income payments you may withdraw all or a portion of any remaining guaranteed payments at any time.

•    If you elect to receive fixed income payments at the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals.”)

*  For qualified contracts a guaranteed payment period may not extend beyond your life expectancy or age 100 whichever is earlier. For non-qualified contracts, a guaranteed payment period may not extend beyond age 100.

Right to Change Guaranteed Payment Period

If you are receiving payments under a nonlifetime payment option, you may shorten or lengthen the period for which the guaranteed payments will be made or change to a lifetime payment option, subject to the following:

•      You may make the change on any contract anniversary beginning on the second contract anniversary;

•      Any change request must be in writing and received by us in good order within 30 days prior to the contract anniversary;

•      A guaranteed payment period may be shortened to a period not less than 10 years from the contract effective date;

•      For nonqualified contracts, a guaranteed payment period may be lengthened to a period not greater than 50 years from the contract effective date or age 100, whichever is earlier;

•      For qualified contracts, a guaranteed payment period may not extend beyond your life expectancy or age 100, whichever is earlier;

•      The withdrawal value on the contract anniversary of the change, along with current benefit rates in effect at that time, will be used to determine the amount of the new annuity payments (see “Withdrawals - Withdrawal Value”); and

•      We will terminate your withdrawal rights if a life annuity option is chosen.

The right to change a payment period is available for both fixed and variable payments. The right to change a payment period may not be available in all states. Certain other conditions and restrictions may apply.

A change to a lifetime payment option and any change in the guaranteed payment period may have an impact on the amount of each payment and the amount of each payment that is taxable. For advice about how any such change will affect your taxes, consult your tax and/or legal adviser.

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FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the designated beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contracts;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•      We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•      No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

In this Section:

•     Introduction;

•     Taxation of Nonqualified Contracts;

•     Taxation of Qualified Contracts;

•     Possible Changes in Taxation; and

•     Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice.  No attempt is made to provide more than a general summary of information about the use of the contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary.  You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Types of Contracts:  Nonqualified or Qualified

The contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified contracts) or on a tax-qualified basis (qualified contracts).

Nonqualified Contracts.  Nonqualified contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your purchase payments to a nonqualified contract. Rather, nonqualified contracts are purchased with after-tax contributions and are purchased to save money with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts.  Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(b), 408, 408A or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

Roth Accounts.  Tax Code Section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code Section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively.  Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

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Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General.  Tax Code Section 72 governs taxation of annuities in general.  We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until annuity payments begin.  This assumes that the contract will qualify as an annuity contract for federal income tax purposes.  For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution.  In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•      Diversification.  Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law.  The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the funds’ assets may be invested.  If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so;

•      Investor Control.  Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets.  In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.  Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts.  The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a proportional share of the assets of the separate account;

•      Required Distributions.  In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death.  The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued.  When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•      Non-Natural Owners of a Non-Qualified Contract.  If the owner of the contract is not a natural person (in other words, you are not an individual), a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income.  Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the purchase payments or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year.  There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before purchasing the contract.  When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and

•      Delayed Annuity Starting Date.  If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes.  In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General.  When a withdrawal from a nonqualified contract occurs before the contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time.  Investment in the contract is generally equal to the amount of all purchase payments to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

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In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty.  A distribution from a nonqualified contract may be subject to a penalty equal to 10% of the amount treated as income.  In general, however, there is no penalty on distributions:

•      Made on or after the taxpayer reaches age 59½;

•      Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);

•      Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

•      Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•      The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges.  Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis.  In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Tax Code Section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•      First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;

•      Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•      Then, from any remaining “income on the contract;” and

•      Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments.  Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start.  Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

Annuity contracts that are partially annuitized after December 31, 2010, are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity, provided that annuity payments are made for a period of 10 years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits.  Amounts may be distributed from a contract because of your death or the death of the annuitant.  Generally, such amounts are includible in the income of the recipient as follows:

•      If distributed in a lump sum, they are taxed in the same manner as a surrender of the contract; or

•      If distributed under a payment option, they are taxed in the same way as annuity payments.

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Special rules may apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

Different distribution requirements apply if your death occurs:

•      After you begin receiving annuity payments under the contract; or

•      Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death.  For example, if you die on September 1, 2016, your entire balance must be distributed by August 31, 2021. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner.  If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

Some contracts offer a death benefit that may exceed the greater of the purchase payments and the contract value.  Certain charges are imposed with respect to these death benefits.  It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers.  A transfer, pledge or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein.  The assignment, pledge or agreement to assign or pledge any portion of the contract value will be treated as a distribution for federal income tax purposes.  Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Immediate Annuities.  Under Section 72 of the Tax Code, an immediate annuity means an annuity:

•     That is purchased with a single premium;

•     With annuity payments starting within one year from the date of purchase; and

•     That provides a series of substantially equal periodic payments made annually or more frequently.

While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts.  Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e).  In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding.  We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect.  The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages.  In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

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Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•       401(a), 401(k) and Roth 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k) account, which provides for tax-free distributions, subject to certain restrictions;

•      403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations to contribute after-tax salary contributions to a Roth 403(b) account, which provides for tax-free distributions, subject to certain restrictions;

•       Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the contract for use with IRAs or Roth IRAs may be subject to special requirement of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, where the contract’s death benefit provisions comply with IRA qualification requirements; and

•      457 and Roth 457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan is a 457(b) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account. The Tax Code also allows employees of certain tax-exempt 457(b) Plan employers to contribute after-tax salary contributions to a Roth 457(b) account, which provides for tax-free distributions, subject to certain restrictions.

Special Considerations for IRAs.  IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.  Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from and IRA only once in any 12 month period. Beginning in 2015, you will not be able to roll over any portion of an IRA distribution if you rolled over a distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

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Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. Beginning in 2015, you will not be able to roll over any portion of a Roth IRA distribution if you rolled over another IRA distribution during the preceding 1-year period.  This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit.  Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between Roth IRAs.  Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Special Considerations for Section 457 Plans.  Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract, the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and program to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, participants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral.  Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

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Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

401(a), 401(k), Roth 401(k), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $53,000 (as indexed for 2016). Compensation means your compensation for the year from the employer sponsoring the plan and, includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b) or Roth 403(b) plan to generally no more than $18,000 (for 2016). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $18,000 (as indexed for 2016). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Additional special catch-up provisions may be available for 457(b) plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above. Specifically, a participant may elect to defer the larger of:  twice the deferral limit ($36,000); or the basic annual limit plus the amount of the base limit not used in prior year (only allowed if not using age 50 and over catch-up contributions.) For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the gross and taxable portions of all distributions to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

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Please note that rollover distribution of a pre-tax account is reported as a taxable distribution.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal;

•      Otherwise excludable from income; or

•      Not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•      The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•      You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax.  The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(b) plan (collectively, qualified plans), or amounts from a governmental 457(b) plan that are attributable to rollovers from qualified plans unless certain exceptions, including one or more of the following, have occurred:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      You have separated from service with the plan sponsor at or after age 55;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b), Roth 457(b) and Roth IRA. A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b), Roth 457(b) or a Roth IRA account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k), Roth 403(b), Roth 457(b) or a Roth IRA account is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>      The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>      If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>      The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

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Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:

•     Retirement;

•     Death;

•     Disability;

•     Severance from employment;

•     Attainment of normal retirement age;

•     Attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006; or

•     Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account may only occur upon:

•     Retirement;

•     Death;

•     Attainment of age 59½;

•     Severance from employment;

•     Disability;

•     Financial hardship (contributions only, not earnings); or

•     Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may only occur upon:

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (contributions only, not earnings);

•      Termination of the plan (assets must be distributed within one year); or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Pursuant to new tax regulations, before we process a withdrawal request we generally are required to confirm with your 403(b) plan sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

457(b) and Roth 457(b) Plans.  Under 457(b) and Roth 457(b) plans, distributions may not be made available to you earlier than:

•     The calendar year you attain age 70½;

•     When you experience a severance from employment; or

•     When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan sponsored by a tax exempt entity if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

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Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

•      Under 401(a), 401(k) and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans and IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2016, your entire balance must be distributed to the designated beneficiary by December 31, 2021. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

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No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only).  In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’ surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date.  The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental Employers. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from this plan, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code Section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) - and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding.  Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover.  Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

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In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under this contract except in limited circumstances.  Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.  Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit.  All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes.  Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

PRO.109622-16	38

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is 7%. In addition to the commission paid upon receipt of a purchase payment to the contract, we may pay an additional amount, the total amount of which will not exceed 7% of the total commission paid with respect to a given purchase payment. Such additional payments will not be made upon receipt of the purchase payment, but will be paid over the same time period as the income payment option selected by the contract owner. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. In limited circumstances, certain of these distributors may also receive compensation, overrides or reimbursement for expenses associated with the distribution of the contract. At times certain distributors may be offered an enhanced commission for a limited period of time. Commissions and other payments, when combined, could exceed 7% of total purchase payments.

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum 7.0% commission rate noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

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Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•      Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•      Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2015, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	Signator Financial Services, Inc.	14.	Lincoln Investment Planning Inc.
2.	LPL Financial Corporation	15.	Royal Alliance Associates, Inc.
3.	Morgan Stanley Smith Barney LLC	16.	NYLIFE Securities LLC
4.	Voya Financial Advisors, Inc.	17.	Northwestern Mutual Investment Services, LLC
5.	Regulus Advisors, LLC	18.	Raymond James Financial Services, Inc.
6.	Cetera Financial Group	19.	Ameriprise Financial Services, Inc.
7.	Woodbury Financial Services, Inc.	20.	Lincoln Financial Advisors Corporation
8.	NFP Advisor Services, LLC	21.	Cadaret, Grant & Co., Inc.
9.	American Portfolios Financial Services, Inc.	22.	Lockton Financial Advisors, LLC
10.	PlanMember Securities Corporation	23.	First Allied Securities, Inc.
11.	Securities America, Inc.	24.	National Planning Corporation
12.	MetLife Securities, Inc.	25.	Oneida Wealth Management, Inc.
13.	GWN Securities, Inc.

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This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the broker-dealer and the registered representative responsible for your contract are set forth on your application.

Third Party Compensation Arrangements. Please be aware that:

•      The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•      The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•      At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected.  Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

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Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Payout Services in writing at the addresses provided in “CONTRACT OVERVIEW—Questions:  Contacting the Company” or by calling 1-800-238-6273.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value.  For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value.   There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•      On any valuation date when the NYSE is closed (except customary holidays or weekends) or when trading on the NYSE is restricted;

•      When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount’s assets; or

•      During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or other regulatory proceeding.

Contract Modification

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

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Transfer of Ownership

Ownership of the contract may be changed to the extent permitted by law. You should immediately notify the Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded at our Customer Service. We reserve the right to reject transfer of ownership to a non-natural person. A transfer of ownership may have tax consequences and you should consult with a tax and/or legal adviser before transferring ownership of the contract.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC ability to distribute the contract or upon the separate account.

•          Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•          Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	2
• Income Payments	3
• Performance Reporting	4
• Sales Material and Advertising	4
• Experts	5
• Financial Statements of the Separate Account	S-1
• Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

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APPENDIX I FIXED DOLLAR OPTION

The following summarizes material information concerning the fixed dollar option. You may choose to allocate all or a portion of your purchase payment to the fixed dollar option. If you choose the fixed dollar option, your income payments will generally remain fixed as specified in your contract over the term of the contract. Your fixed payment may vary due to factors including your selection of an increasing annuity or your election and use of a right to withdraw. In certain cases, you may elect a right to withdraw any remaining guaranteed payments (see “Withdrawals” in this Appendix). Amounts allocated to the fixed dollar option are held in the Company’s general account that supports general insurance and annuity obligations.

Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the fixed dollar option has not been reviewed by the SEC.

Payment Options

All of the payment options described under “Income Payments” in this prospectus are available for the fixed dollar option. If you allocate all of your purchase payment to the fixed dollar option, you may also elect one of the following features in connection with your fixed income payments:

•      A Cash Refund Feature. (Only available if you select 100% fixed payments.) With this feature, if the annuitant or both annuitants (as applicable) die, then the beneficiary will receive a lump-sum payment equal to the purchase payment allocated to the fixed dollar option less any premium tax and less the total amount of fixed income payments paid prior to such death. The cash refund feature may be elected only with a “life income” or “life income-two lives” payment option that has no reduction in payment to the survivor. See “Income Payments - Payment Options.” You may not elect a right to withdraw or elect an increasing annuity with this feature.

•      An Increasing Annuity. (Only available if you select 100% fixed payments.) With this feature you may elect for your payments to increase by either one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be. This is available with any payment option, except for those with a reduction in payment to the survivor. See “Income Payments - Payment Options.” You may not elect a right to withdraw or elect the cash refund feature with an increasing annuity.

Fixed Income Payment Amounts

The amount of each payment depends upon: (1) the purchase payment that you allocate to the fixed dollar option, less any premium tax; and (2) the payment option and features chosen.

Withdrawals

Withdrawal Value-Lifetime Payment Options. If you select a lifetime payment option with guaranteed payments and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the contract rate adjusted by the change in the constant maturity 10 year Treasury note rate from your contract effective date to the date we calculate the withdrawal value. Any applicable early withdrawal charge will be deducted.

Withdrawal Value-Nonlifetime Payment Options. If you select a nonlifetime payment option and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the adjusted contract rate. The calculation is presented below. Any applicable early withdrawal charge will be deducted.

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The adjusted contract rate equals (Rate of Return) + WY - IY, where:

Rate of Return is the fixed annuity present value interest rate shown in your contract

WY is the withdrawal yield

IY is the issue yield

WY is determined as follows:

(1)   WY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of the withdrawal, of noncallable, non-inflation adjusted Treasury Notes or Bonds maturing on or closest to the withdrawal duration date; where

(2)   The withdrawal duration date is the date (month and year) obtained when the withdrawal duration is added to the date of the withdrawal; and the

(3)   Withdrawal duration equals 1 plus the number of whole years from the date of the withdrawal until the final guaranteed payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:

(1)   IY is the average of the yields, as published in the Wall Street Journal on the Friday before the later of the contract effective date or the benefit change date shown in your contract, of noncallable, non-inflation adjusted Treasury Notes or Bonds maturing on or closest to the issue duration date;

(2)   The issue duration date (month and year) is obtained when the issue duration is added to the later of the contract effective date or the benefit change date;

(3)   Issue duration equals 1 plus the number of whole years from the later of the contract effective date or the benefit change date until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number; or

(4)   Benefit change date is the date of the most recent change, if any, of the guaranteed payment period.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract:

Number of Years from

Contract Effective Date*

1 or more, but fewer than 2

2 or more, but fewer than 3

3 or more, but fewer than 4

4 or more, but fewer than 5

5 or more, but fewer than 6

6 or more, but fewer than 7

7 or more

Early Withdrawal Charge 6% 5% 4% 3% 2% 1% 0%

The early withdrawal charge, in effect, is a deferred sales charge imposed to reimburse the Company for unrecovered acquisition and distribution costs.

Internal Exchanges. In the case of amounts transferred from a prior contract or arrangement issued or administered by the Company or certain of its affiliates, the “Number of Years from Contract Effective Date” is calculated from the date of the first purchase payment made under the individual’s account under the prior contract or if earlier, the effective date of the individual’s account under the prior contract or arrangement. There is no surrender charge under this contract on amounts transferred or rolled over as an internal transfer when the prior contract or arrangement imposed a front end load, there was no applicable surrender charge under the prior contract, or arrangement or if the prior contract or arrangement would not have assessed a surrender charge if the money had been transferred to a contract issued by a non-affiliated company.

_______________________

*      For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date.

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Reduction or Elimination of the Early Withdrawal Charge. We may reduce or eliminate the early withdrawal charge when sales of the contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the early withdrawal charge will be based on one or more of the following criteria:

•      The size and type of group of individuals to whom the contract is offered;

•      The type and frequency of administrative and sales services to be provided; or

•      Whether there is a prior or existing relationship with the Company such as being an employee or former employee of the Company or one of its affiliates; receiving distributions or making internal transfers from other contracts or arrangements offered by the Company or one of its affiliates; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the early withdrawal charge will not be unfairly discriminatory against any person.

Death Benefit

If the annuitant or both annuitants, as applicable, die before all guaranteed payments are paid, payments will continue to the beneficiary in the manner stated in your contract.

Payment of Death Benefit. Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “FEDERAL Tax Considerations” for rules that apply if you have elected to delay your payment start date under a nonqualified annuity and you die before the annuity starting date. A lump-sum payment of any death benefit may be requested within six months following the date of death. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven calendar days following our receipt of request in good order. A lump-sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. If a cash refund feature was elected, the death benefit will be paid in one lump sum to the beneficiary.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address shown in the “Contract Overview – Questions: Contacting the Company” section of this prospectus.

If the contract holder who is not the annuitant dies, income payments will continue to be paid to the payee in the form specified in the contract. If no payee survives the death of the contract holder, income payments will be made to the annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

Death Benefit Amount. If you elect a right to withdraw, the death benefit value will be determined as described under “Withdrawal” in this Appendix. No early withdrawal charge will apply. If the contract is issued with guaranteed payments and with no right to withdraw, the rate used to determine the value of the remaining guaranteed payments will be the fixed annuity present value interest rate shown in the contract.

The value of the death benefit will be determined as of the next valuation following the Company’s receipt at its Customer Service of proof of death acceptable to us and a request for payment in good order.

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APPENDIX II FUND DESCRIPTIONS

List of Fund Name Changes

New Fund Name	Former Fund Name
Voya Global Equity Portfolio	Voya Global Value Advantage Portfolio
Voya Government Money Market Portfolio	Voya Money Market Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Investment Management, Inc.

A non-diversified portfolio that seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.

Fidelity® VIP Contrafund® Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

PRO.109622-16	48

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Growth Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks to achieve capital appreciation.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Advisory Services, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Invesco V.I. American Franchise Fund Investment Adviser: Invesco Advisers, Inc.	Seeks capital growth.
Invesco V.I. Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Lord Abbett Series Fund Mid Cap Stock Portfolio Investment Adviser: Lord, Abbett & Co. LLC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.

Voya Government Money Market Portfolio*

        Investment Adviser:  Voya Investments, LLC

        Subadviser:  Voya Investment Management Co. LLC

*  There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

PRO.109622-16	49

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks.  It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500 Index, while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400 Index, while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index, while maintaining a market level of risk.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk.  The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities.  It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted International Index.
Voya Large Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.

PRO.109622-16	50

Fund Name Investment Adviser/Subadviser	Investment Objective(s)

Voya Multi-Manager Large Cap Core Portfolio

        Investment Adviser:  Directed Services LLC

        Subadvisers:  Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

PRO.109622-16	51

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Real Estate Portfolio Investment Adviser: Directed Services LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Directed Services LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Invesco Comstock Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY® Oppenheimer Global Portfolio Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.

PRO.109622-16	52

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.

PRO.109622-16	53

APPENDIX III CALCULATION OF PRESENT VALUE OF REMAINING GUARANTEED VARIABLE OR FIXED INCOME PAYMENTS

To the extent that the contracts allow for the full or partial withdrawal of the present value of remaining guaranteed variable or fixed income payments, the present value for each will be calculated as follows:

Withdrawals - Variable Income

The present value of remaining guaranteed variable income payments is calculated as follows:

Present Value = [ Units x Current Unit Value ] x Annuity Factor

Where Annuity Factor equals:

Annuity Factor = [ ( 1 - v ^ n ) / d ]  x  { 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] }

Notes:  [ ( 1 - v ^ n ) / d ] is the present value of $1 / mode with the first payment due immediately.

{ 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] } is a discount factor representing the time value difference between the first payment being due immediately and the actual number of days before the first payment is due.

Where:

i = [( 1 + AIR ) ^ ( 1 / mode )] - 1

v = 1 / ( 1 + i )

d = i / ( 1 + i )

n = number of remaining guaranteed payments

m = number of payments per year (mode)

b = days until the next scheduled payment

This is calculated for each fund held and summed for a total present value amount.

PRO.109622-16	54

Withdrawals - Fixed Income

The present value of remaining guaranteed fixed income payments is calculated as follows:

Present Value = Fixed Benefit x Annuity Factor

Where Annuity Factor equals:

Annuity Factor = [ ( 1 - v ^ n ) / d ]  x  { 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] }

Notes:  [ ( 1 - v ^ n ) / d ] is the present value of $1 / mode with the first payment due immediately.

            { 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] } is a discount factor representing the time value difference between the first payment being due immediately and the actual number of days before the first payment is due.

Where:

i = [( 1 + adjusted contract rate ) ^ ( 1 / mode )] - 1

v = 1 / ( 1 + i )

d = i / ( 1 + i )

n = number of remaining guaranteed payments

m = number of payments per year (mode)

b = days until the next scheduled payment

Examples

Withdrawal (assuming variable income with one fund)

The present value of remaining guaranteed variable income payments is calculated as follows (assumes 24 remaining monthly payments will be fully withdrawn):

Let Units = 10 and Current Unit Value = $15,

Present Value = 10 x $15 x 23.1825 = $3,477.37

Where Annuity Factor equals:

[ ( 1 - 0.997137 ^ 24 ) / 0.002863 ]  x  { 1 / [ ( 1 + 0.002871 ) ^ ( 20 / ( 365 / 12 ) ) ] }

= 23.1825

Where:

Let AIR = 3.5%

i = [( 1 + 0.035 ) ^ ( 1 / 12 )] - 1 = 0.002871

v = 1 / ( 1 + 0.002871 ) = 0.997137

d = 0.002871 / ( 1 + 0.002871 ) = 0.002863

n = 24

m = 12

b = 20

PRO.109622-16	55

Withdrawals (assuming fixed income)

The present value of remaining guaranteed fixed income payments is calculated as follows (assumes 24 remaining monthly payments will be fully withdrawn) (using equivalent assumptions as the variable example to see the similarity):

Let Fixed Benefit = $150,

Present Value = $150 x 23.1825 = $3,477.37

Where Annuity Factor equals:

[ ( 1 - 0.997137 ^ 24 ) / 0.002863 ]  x  { 1 / [ ( 1 + 0.002871 ) ^ ( 20 / ( 365 / 12 ) ) ] }

= 23.1825

Where:

Let the Adjusted Contract Rate = 3.5%

i = [( 1 + 0.035 ) ^ ( 1 / 12 )] - 1 = 0.002871

v = 1 / ( 1 + 0.002871 ) = 0.997137

d = 0.002871 / ( 1 + 0.002871 ) = 0.002863

n = 24

m = 12

b = 20

PRO.109622-16	56

APPENDIX IV

CONDENSED FINANCIAL INFORMATION

Fund name changes after December 31, 2015 are not reflected in the following information.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% ASSUMED ANNUAL NET RETURN RATE OF 3.50%
(Selected data for annuity units outstanding throughout each period, unaudited)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$11.28	$10.75	$9.52	$9.00	$9.00	$8.39	$6.99	$10.64	$10.83	$10.40
Value at end of period	$10.56	$11.28	$10.75	$9.52	$9.00	$9.00	$8.39	$6.99	$10.64	$10.83
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$16.53	$15.43	$12.28	$11.02	$11.82	$10.53	$8.11	$14.74	$13.10	$12.26
Value at end of period	$15.93	$16.53	$15.43	$12.28	$11.02	$11.82	$10.53	$8.11	$14.74	$13.10
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$12.48	$12.00	$9.78	$8.71	$9.02	$8.19	$6.57	$11.97	$12.33	$10.71
Value at end of period	$11.47	$12.48	$12.00	$9.78	$8.71	$9.02	$8.19	$6.57	$11.97	$12.33
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$12.95	$12.16	$9.32	$8.49	$8.85	$7.46	$6.07	$12.01	$9.89	$9.67
Value at end of period	$13.28	$12.95	$12.16	$9.32	$8.49	$8.85	$7.46	$6.07	$12.01	$9.89
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$16.37	$17.01	$13.04	$11.51	$12.50	$10.19	$8.24	$12.86	$13.76	$12.29
Value at end of period	$14.51	$16.37	$17.01	$13.04	$11.51	$12.50	$10.19	$8.24	$12.86	$13.76
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.90	$13.43	$10.86	$9.96	$10.41	$9.93	$8.09	$12.10	$11.70	$10.47
Value at end of period	$12.53	$13.90	$13.43	$10.86	$9.96	$10.41	$9.93	$8.09	$12.10	$11.70
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$14.36	$13.45	$10.79	$9.84	$10.71	$8.92	$7.36	$12.69	$13.18	$12.27
Value at end of period	$13.22	$14.36	$13.45	$10.79	$9.84	$10.71	$8.92	$7.36	$12.69	$13.18
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$10.30	$10.23	$10.90	$10.56	$10.68	$10.38	$9.63	$10.08	$9.63	$9.67
Value at end of period	$9.31	$10.30	$10.23	$10.90	$10.56	$10.68	$10.38	$9.63	$10.08	$9.63
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$10.99	$10.81	$9.68	$8.90	$9.42	$8.63	$7.56	$10.99	$10.88	$10.33
Value at end of period	$10.32	$10.99	$10.81	$9.68	$8.90	$9.42	$8.63	$7.56	$10.99	$10.88
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$10.09	$10.50	$11.43	$11.07	$11.15	$10.06	$8.64	$10.69	$10.27	$9.90
Value at end of period	$9.24	$10.09	$10.50	$11.43	$11.07	$11.15	$10.06	$8.64	$10.69	$10.27
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$13.57	$12.80	$10.24	$9.24	$9.68	$8.86	$7.11	$11.92	$11.60	$10.61
Value at end of period	$12.80	$13.57	$12.80	$10.24	$9.24	$9.68	$8.86	$7.11	$11.92	$11.60
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$13.08	$12.01	$9.44	$8.62	$9.01	$8.26	$7.01	$11.66	$11.61	$10.58
Value at end of period	$12.63	$13.08	$12.01	$9.44	$8.62	$9.01	$8.26	$7.01	$11.66	$11.61
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$15.68	$14.96	$11.61	$10.31	$10.90	$9.34	$7.41	$12.40	$12.29	$11.73
Value at end of period	$14.74	$15.68	$14.96	$11.61	$10.31	$10.90	$9.34	$7.41	$12.40	$12.29
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$14.56	$14.43	$10.56	$9.82	$10.34	$8.79	$7.36	$11.58	$12.90	$11.85
Value at end of period	$13.48	$14.56	$14.43	$10.56	$9.82	$10.34	$8.79	$7.36	$11.58	$12.90
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$10.24	$10.03	$10.50	$10.03	$9.74	$9.27	$8.68	$9.91	$9.77	$9.81
Value at end of period	$9.86	$10.24	$10.03	$10.50	$10.03	$9.74	$9.27	$8.68	$9.91	$9.77

CFI 1

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.54	$15.04	$12.94	$11.39	$13.55	$13.13	$12.24
Value at end of period	$12.85	$13.54	$15.04	$12.94	$11.39	$13.55	$13.13
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.44	$16.04	$12.80	$11.32	$11.67
Value at end of period	$17.75	$17.44	$16.04	$12.80	$11.32
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$10.34	$9.81	$7.83	$7.14	$7.20	$6.31	$5.85	$8.75	$9.82	$10.00
Value at end of period	$9.45	$10.34	$9.81	$7.83	$7.14	$7.20	$6.31	$5.85	$8.75	$9.82
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$7.32	$7.65	$7.99	$8.35	$8.72	$9.09	$9.47	$9.64	$9.58	$9.54
Value at end of period	$7.01	$7.32	$7.65	$7.99	$8.35	$8.72	$9.09	$9.47	$9.64	$9.58
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$12.82	$11.62	$9.29	$8.79	$9.59	$8.63	$7.25	$11.57	$11.47	$10.24
Value at end of period	$12.23	$12.82	$11.62	$9.29	$8.79	$9.59	$8.63	$7.25	$11.57	$11.47
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.11	$18.58	$14.71	$13.42	$13.46	$12.47	$11.19
Value at end of period	$20.71	$20.11	$18.58	$14.71	$13.42	$13.46	$12.47
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$19.59	$18.18	$14.42	$13.07	$13.37	$12.47	$11.45
Value at end of period	$19.09	$19.59	$18.18	$14.42	$13.07	$13.37	$12.47
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$16.82	$16.49	$12.51	$11.42	$12.23	$10.28	$8.42	$12.76	$12.59	$11.26
Value at end of period	$15.97	$16.82	$16.49	$12.51	$11.42	$12.23	$10.28	$8.42	$12.76	$12.59
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$10.75	$10.53	$9.82	$9.13	$9.38	$8.82	$7.82	$10.69	$10.56	$10.18
Value at end of period	$10.27	$10.75	$10.53	$9.82	$9.13	$9.38	$8.82	$7.82	$10.69	$10.56
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$11.38	$11.15	$9.52	$8.65	$9.31	$8.61	$7.18	$11.74	$11.68	$10.78
Value at end of period	$10.76	$11.38	$11.15	$9.52	$8.65	$9.31	$8.61	$7.18	$11.74	$11.68
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$11.02	$10.79	$9.67	$8.90	$9.35	$8.72	$7.48	$11.24	$11.14	$10.47
Value at end of period	$10.49	$11.02	$10.79	$9.67	$8.90	$9.35	$8.72	$7.48	$11.24	$11.14
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$17.98	$16.70	$13.29	$11.93	$12.88	$11.03	$8.49	$12.08	$13.00	$11.77
Value at end of period	$16.91	$17.98	$16.70	$13.29	$11.93	$12.88	$11.03	$8.49	$12.08	$13.00
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$18.28	$18.31	$13.78	$12.03	$12.30	$10.16	$7.85	$13.96	$13.75	$12.47
Value at end of period	$16.62	$18.28	$18.31	$13.78	$12.03	$12.30	$10.16	$7.85	$13.96	$13.75
VY® CLARION REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$12.77	$10.25	$10.47	$9.44	$8.99	$7.32	$5.62	$9.52	$12.06	$10.00
Value at end of period	$12.62	$12.77	$10.25	$10.47	$9.44	$8.99	$7.32	$5.62	$9.52	$12.06
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$11.60	$10.75	$8.33	$7.76	$8.50	$7.93	$6.29	$10.82	$10.86	$9.96
Value at end of period	$11.43	$11.60	$10.75	$8.33	$7.76	$8.50	$7.93	$6.29	$10.82	$10.86
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$13.41	$12.84	$9.94	$8.75	$9.34	$8.47	$6.89	$11.33	$12.12	$10.93
Value at end of period	$12.07	$13.41	$12.84	$9.94	$8.75	$9.34	$8.47	$6.89	$11.33	$12.12

CFI 2

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$13.31	$12.76	$10.67	$9.89	$10.44	$9.72	$8.27	$11.28	$11.39	$10.45
Value at end of period	$12.47	$13.31	$12.76	$10.67	$9.89	$10.44	$9.72	$8.27	$11.28	$11.39
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$18.33	$16.65	$13.23	$11.52	$11.82	$10.04	$8.35	$13.03	$13.31	$11.94
Value at end of period	$17.01	$18.33	$16.65	$13.23	$11.52	$11.82	$10.04	$8.35	$13.03	$13.31
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$13.54	$13.82	$11.36	$9.76	$11.11	$9.99	$7.48	$13.28	$12.84	$11.25
Value at end of period	$13.49	$13.54	$13.82	$11.36	$9.76	$11.11	$9.99	$7.48	$13.28	$12.84
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$14.17	$14.75	$13.72	$12.34	$12.99	$11.37	$7.10	$10.51	$10.35	$10.00
Value at end of period	$12.93	$14.17	$14.75	$13.72	$12.34	$12.99	$11.37	$7.10	$10.51	$10.35
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$16.91	$15.81	$12.22	$10.99	$11.93	$9.70	$6.92	$12.72	$11.73	$11.23
Value at end of period	$16.51	$16.91	$15.81	$12.22	$10.99	$11.93	$9.70	$6.92	$12.72	$11.73
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.94	$18.42	$14.84	$13.23	$13.94	$12.68	$11.81
Value at end of period	$16.88	$18.94	$18.42	$14.84	$13.23	$13.94	$12.68
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$15.23	$14.64	$10.98	$9.65	$10.19	$9.11	$6.66	$12.05	$11.46	$10.56
Value at end of period	$16.15	$15.23	$14.64	$10.98	$9.65	$10.19	$9.11	$6.66	$12.05	$11.46
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.93	$8.88	$7.71	$6.78	$8.05	$7.72	$6.25	$10.13
Value at end of period	$7.34	$7.93	$8.88	$7.71	$6.78	$8.05	$7.72	$6.25

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% ASSUMED ANNUAL NET RETURN RATE OF 5.00%
(Selected data for annuity units outstanding throughout each period, unaudited)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$9.63	$9.32	$8.37	$8.03	$8.14	$7.70	$6.51	$10.05	$10.37	$10.11
Value at end of period	$8.89	$9.63	$9.32	$8.37	$8.03	$8.14	$7.70	$6.51	$10.05	$10.37
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$14.12	$13.37	$10.79	$9.83	$10.69	$9.67	$7.55	$13.92	$12.56	$11.91
Value at end of period	$13.41	$14.12	$13.37	$10.79	$9.83	$10.69	$9.67	$7.55	$13.92	$12.56
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$10.66	$10.39	$8.60	$7.77	$8.16	$7.51	$6.12	$11.31	$11.81	$10.41
Value at end of period	$9.66	$10.66	$10.39	$8.60	$7.77	$8.16	$7.51	$6.12	$11.31	$11.81
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$11.06	$10.53	$8.19	$7.57	$8.01	$6.84	$5.65	$11.34	$9.47	$9.40
Value at end of period	$11.18	$11.06	$10.53	$8.19	$7.57	$8.01	$6.84	$5.65	$11.34	$9.47
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$13.98	$14.73	$11.46	$10.27	$11.31	$9.35	$7.67	$12.14	$13.19	$11.95
Value at end of period	$12.21	$13.98	$14.73	$11.46	$10.27	$11.31	$9.35	$7.67	$12.14	$13.19
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$11.87	$11.63	$9.54	$8.88	$9.42	$9.11	$7.53	$11.43	$11.21	$10.17
Value at end of period	$10.55	$11.87	$11.63	$9.54	$8.88	$9.42	$9.11	$7.53	$11.43	$11.21

CFI 3

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$12.26	$11.65	$9.48	$8.77	$9.69	$8.19	$6.85	$11.98	$12.63	$11.93
Value at end of period	$11.13	$12.26	$11.65	$9.48	$8.77	$9.69	$8.19	$6.85	$11.98	$12.63
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$8.80	$8.87	$9.58	$9.41	$9.66	$9.52	$8.96	$9.52	$9.23	$9.40
Value at end of period	$7.84	$8.80	$8.87	$9.58	$9.41	$9.66	$9.52	$8.96	$9.52	$9.23
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$9.38	$9.37	$8.51	$7.94	$8.52	$7.92	$7.04	$10.38	$10.43	$10.05
Value at end of period	$8.69	$9.38	$9.37	$8.51	$7.94	$8.52	$7.92	$7.04	$10.38	$11.94
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$8.77	$9.26	$10.23	$10.05	$10.27	$9.40	$8.19	$10.28	$10.02	$9.79
Value at end of period	$7.92	$8.77	$9.26	$10.23	$10.05	$10.27	$9.40	$8.19	$10.28	$10.02
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$11.59	$11.09	$9.00	$8.24	$8.76	$8.13	$6.62	$11.25	$11.11	$10.31
Value at end of period	$10.77	$11.59	$11.09	$9.00	$8.24	$8.76	$8.13	$6.62	$11.25	$10.43
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$11.17	$10.40	$8.30	$7.68	$8.15	$7.58	$6.52	$11.02	$11.12	$10.29
Value at end of period	$10.63	$11.17	$10.40	$8.30	$7.68	$8.15	$7.58	$6.52	$11.02	$11.12
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$13.39	$12.96	$10.21	$9.19	$9.86	$8.57	$6.90	$11.71	$11.77	$11.40
Value at end of period	$12.41	$13.39	$12.96	$10.21	$9.19	$9.86	$8.57	$6.90	$11.71	$11.77
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$12.43	$12.50	$9.28	$8.76	$9.35	$8.07	$6.85	$10.93	$12.36	$11.51
Value at end of period	$11.35	$12.43	$12.50	$9.28	$8.76	$9.35	$8.07	$6.85	$10.93	$12.36
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$8.75	$8.69	$9.23	$8.94	$8.81	$8.50	$8.08	$9.36	$9.36	$9.53
Value at end of period	$8.30	$8.75	$8.69	$9.23	$8.94	$8.81	$8.50	$8.08	$9.36	$9.36
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.48	$14.07	$12.28	$10.96	$13.23	$13.00	$12.19
Value at end of period	$11.67	$12.48	$14.07	$12.28	$10.96	$13.23	$13.00
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.26	$14.24	$11.53	$10.35	$10.82
Value at end of period	$15.31	$15.26	$14.24	$11.53	$10.35
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$9.16	$8.82	$7.14	$6.60	$6.76	$6.00	$5.65	$8.57	$9.77	$10.00
Value at end of period	$8.26	$9.16	$8.82	$7.14	$6.60	$6.76	$6.00	$5.65	$8.57	$9.77
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$6.25	$6.63	$7.03	$7.45	$7.89	$8.34	$8.82	$9.10	$9.18	$9.28
Value at end of period	$5.90	$6.25	$6.63	$7.03	$7.45	$7.89	$8.34	$8.82	$9.10	$9.18
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$11.22	$10.31	$8.37	$8.03	$8.89	$8.11	$6.91	$11.19	$11.27	$10.20
Value at end of period	$10.55	$11.22	$10.31	$8.37	$8.03	$8.89	$8.11	$6.91	$11.19	$11.27
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.54	$17.37	$13.95	$12.92	$13.14	$12.35	$11.14
Value at end of period	$18.81	$18.54	$17.37	$13.95	$12.92	$13.14	$12.35
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.06	$17.00	$13.68	$12.58	$13.05	$12.35	$11.41
Value at end of period	$17.34	$18.06	$17.00	$13.68	$12.58	$13.05	$12.35

CFI 4

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$14.36	$14.29	$11.00	$10.18	$11.06	$9.43	$7.84	$12.05	$12.06	$10.95
Value at end of period	$13.44	$14.36	$14.29	$11.00	$10.18	$11.06	$9.43	$7.84	$12.05	$12.06
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$9.18	$9.13	$8.63	$8.14	$8.48	$8.09	$7.28	$10.10	$10.12	$9.90
Value at end of period	$8.64	$9.18	$9.13	$8.63	$8.14	$8.48	$8.09	$7.28	$10.10	$10.12
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$9.71	$9.66	$8.37	$7.72	$8.42	$7.90	$6.69	$11.08	$11.19	$10.48
Value at end of period	$9.06	$9.71	$9.66	$8.37	$7.72	$8.42	$7.90	$6.69	$11.08	$11.19
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$9.41	$9.35	$8.50	$7.93	$8.46	$8.00	$6.96	$10.62	$10.67	$10.18
Value at end of period	$8.83	$9.41	$9.35	$8.50	$7.93	$8.46	$8.00	$6.96	$10.62	$10.67
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$15.35	$14.47	$11.68	$10.64	$11.65	$10.12	$7.90	$11.41	$12.46	$11.44
Value at end of period	$14.23	$15.35	$14.47	$11.68	$10.64	$11.65	$10.12	$7.90	$11.41	$12.46
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.61	$15.86	$12.11	$10.73	$11.12	$9.32	$7.31	$13.19	$13.18	$12.12
Value at end of period	$13.99	$15.61	$15.86	$12.11	$10.73	$11.12	$9.32	$7.31	$13.19	$13.18
VY® CLARION REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$11.28	$9.18	$9.51	$8.70	$8.40	$6.94	$5.41	$9.29	$9.57	$10.00
Value at end of period	$10.98	$11.28	$9.18	$9.51	$8.70	$8.40	$6.94	$5.41	$9.29	$9.57
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$9.91	$9.31	$7.32	$6.92	$7.69	$7.27	$5.86	$10.22	$10.40	$9.69
Value at end of period	$9.62	$9.91	$9.31	$7.32	$6.92	$7.69	$7.27	$5.86	$10.22	$10.40
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$11.45	$11.12	$8.73	$7.80	$8.45	$7.78	$6.41	$10.70	$11.62	$10.63
Value at end of period	$10.16	$11.45	$11.12	$8.73	$7.80	$8.45	$7.78	$6.41	$10.70	$11.62
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$11.57	$11.26	$9.55	$8.98	$9.62	$9.08	$7.84	$10.85	$9.57	$10.00
Value at end of period	$10.69	$11.57	$11.26	$9.55	$8.98	$9.62	$9.08	$7.84	$10.85	$9.57
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$15.65	$14.43	$11.63	$10.27	$10.69	$9.22	$7.78	$12.31	$12.75	$11.60
Value at end of period	$14.31	$15.65	$14.43	$11.63	$10.27	$10.69	$9.22	$7.78	$12.31	$12.75
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$11.77	$12.19	$10.17	$8.86	$10.21	$9.33	$7.09	$12.59	$12.53	$11.25
Value at end of period	$11.56	$11.77	$12.19	$10.17	$8.86	$10.21	$9.33	$7.09	$12.59	$12.53
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$12.51	$13.21	$12.47	$11.37	$12.14	$10.78	$6.84	$10.26	$10.25	$10.00
Value at end of period	$11.25	$12.51	$13.21	$12.47	$11.37	$12.14	$10.78	$6.84	$10.26	$10.25
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$14.71	$13.94	$10.93	$9.98	$10.99	$9.06	$6.56	$12.24	$11.44	$11.12
Value at end of period	$14.16	$14.71	$13.94	$10.93	$9.98	$10.99	$9.06	$6.56	$12.24	$11.44
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.46	$17.22	$14.07	$12.73	$13.61	$12.55	$11.76
Value at end of period	$15.33	$17.46	$17.22	$14.07	$12.73	$13.61	$12.55
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$13.00	$12.68	$9.65	$8.61	$9.22	$8.36	$6.20	$11.38	$10.98	$10.27
Value at end of period	$13.59	$13.00	$12.68	$9.65	$8.61	$9.22	$8.36	$6.20	$11.38	$10.98

CFI 5

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.21	$8.18	$7.21	$6.43	$7.74	$7.54	$6.25	$10.13
Value at end of period	$6.57	$7.21	$8.18	$7.21	$6.43	$7.74	$7.54	$6.25

TABLE III
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.95% ASSUMED ANNUAL NET RETURN RATE OF 3.50%
(Selected data for annuity units outstanding throughout each period, unaudited)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$10.09	$9.72	$8.69	$8.30	$8.38	$7.89	$6.65	$10.22	$10.50	$10.19
Value at end of period	$9.35	$10.09	$9.72	$8.69	$8.30	$8.38	$7.89	$6.65	$10.22	$10.50
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$11.17	$10.84	$8.93	$8.04	$8.40	$7.71	$6.25	$11.50	$11.96	$10.50
Value at end of period	$10.16	$11.17	$10.84	$8.93	$8.04	$8.40	$7.71	$6.25	$11.50	$11.96
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$12.43	$12.13	$9.91	$9.19	$9.70	$9.35	$7.69	$11.62	$11.35	$10.26
Value at end of period	$11.10	$12.43	$12.13	$9.91	$9.19	$9.70	$9.35	$7.69	$11.62	$11.35
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$9.22	$9.25	$9.95	$9.74	$9.95	$9.77	$9.15	$9.68	$9.34	$9.48
Value at end of period	$8.25	$9.22	$9.25	$9.95	$9.74	$9.95	$9.77	$9.15	$9.68	$9.34
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$9.83	$9.77	$8.84	$8.21	$8.78	$8.12	$7.19	$10.56	$10.56	$10.13
Value at end of period	$9.14	$9.83	$9.77	$8.84	$8.21	$8.78	$8.12	$7.19	$10.56	$10.56
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$9.14	$9.61	$10.57	$10.34	$10.52	$9.59	$8.32	$10.40	$10.09	$9.72
Value at end of period	$8.29	$9.14	$9.61	$10.57	$10.34	$10.52	$9.59	$8.32	$10.40	$10.09
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$12.14	$11.57	$9.35	$8.52	$9.02	$8.34	$6.76	$11.44	$11.25	$10.40
Value at end of period	$11.33	$12.14	$11.57	$9.35	$8.52	$9.02	$8.34	$6.76	$11.44	$11.25
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$11.71	$10.85	$8.62	$7.95	$8.40	$7.78	$6.66	$11.20	$11.26	$10.37
Value at end of period	$11.18	$11.71	$10.85	$8.62	$7.95	$8.40	$7.78	$6.66	$11.20	$11.26
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$9.16	$9.07	$9.58	$9.25	$9.08	$8.72	$8.25	$9.52	$9.48	$9.61
Value at end of period	$8.73	$9.16	$9.07	$9.58	$9.25	$9.08	$8.72	$8.25	$9.52	$9.48
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$9.49	$9.10	$7.34	$6.76	$6.89	$6.09	$5.71	$8.62	$9.78	$10.00
Value at end of period	$8.59	$9.49	$9.10	$7.34	$6.76	$6.89	$6.09	$5.71	$8.62	$9.78
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$6.55	$6.91	$7.30	$7.70	$8.13	$8.56	$9.00	$9.26	$9.30	$9.35
Value at end of period	$6.21	$6.55	$6.91	$7.30	$7.70	$8.13	$8.56	$9.00	$9.26	$9.30
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$10.68	$9.77	$7.90	$7.54	$8.32	$7.561	$6.41	$10.34	$10.36	$10.00
Value at end of period	$10.08	$10.68	$9.77	$7.90	$7.54	$8.32	$7.56	$6.41	$10.34	$10.36
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$18.50	$17.34	$13.89	$12.72	$13.15	$12.39	$12.07
Value at end of period	$17.84	$18.50	$17.34	$13.89	$12.72	$13.15	$12.39

CFI 6

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$9.62	$9.52	$8.96	$8.42	$8.74	$8.30	$7.43	$10.27	$10.25	$9.98
Value at end of period	$9.09	$9.62	$9.52	$8.96	$8.42	$8.74	$8.30	$7.43	$10.27	$10.25
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$10.18	$10.08	$8.69	$7.98	$8.68	$8.10	$6.83	$11.27	$11.33	$10.56
Value at end of period	$9.53	$10.18	$10.08	$8.69	$7.98	$8.68	$8.10	$6.83	$11.27	$11.33
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$9.86	$9.75	$8.83	$8.21	$8.71	$8.21	$7.11	$10.80	$10.81	$10.26
Value at end of period	$9.29	$9.86	$9.75	$8.83	$8.21	$8.71	$8.21	$7.11	$10.80	$10.81
Number of accumulation units outstanding at end of period	0	0	0
VY® CLARION REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$11.70	$9.48	$9.78	$8.91	$8.57	$7.05	$5.47	$9.36	$11.98	$10.00
Value at end of period	$11.44	$11.70	$9.48	$9.78	$8.91	$8.57	$7.05	$5.47	$9.36	$11.98
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$11.99	$11.60	$9.07	$8.07	$8.70	$7.98	$6.55	$10.89	$11.76	$10.72
Value at end of period	$10.68	$11.99	$11.60	$9.07	$8.07	$8.70	$7.98	$6.55	$10.89	$11.76
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$12.06	$11.68	$9.87	$9.24	$9.86	$9.26	$7.97	$10.98	$11.19	$10.38
Value at end of period	$11.19	$12.06	$11.68	$9.87	$9.24	$9.86	$9.26	$7.97	$10.98	$11.19
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$12.97	$13.65	$12.82	$11.65	$12.38	$10.95	$6.91	$10.34	$10.28	$10.00
Value at end of period	$11.72	$12.97	$13.65	$12.82	$11.65	$12.38	$10.95	$6.91	$10.34	$10.28
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.88	$17.57	$14.29	$12.87	$13.71	$12.59	$12.37
Value at end of period	$15.77	$17.88	$17.57	$14.29	$12.87	$13.71	$12.59

TABLE IV
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.95% ASSUMED ANNUAL NET RETURN RATE OF 5.00%
(Selected data for annuity units outstanding throughout each period, unaudited)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$8.62	$8.42	$7.64	$7.40	$7.58	$7.24	$6.19	$9.65	$10.06	$9.91
Value at end of period	$7.87	$8.62	$8.42	$7.64	$7.40	$7.58	$7.24	$6.19	$9.65	$10.06
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$9.54	$9.39	$7.85	$7.17	$7.60	$7.07	$5.82	$10.86	$11.46	$10.21
Value at end of period	$8.55	$9.54	$9.39	$7.85	$7.17	$7.60	$7.07	$5.82	$10.86	$11.46
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$10.62	$10.51	$8.71	$8.19	$8.78	$8.58	$7.16	$10.98	$10.88	$9.97
Value at end of period	$9.34	$10.62	$10.51	$8.71	$8.19	$8.78	$8.58	$7.16	$10.98	$10.88
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$7.87	$8.01	$8.75	$8.68	$9.00	$8.96	$8.52	$9.14	$8.95	$9.22
Value at end of period	$6.94	$7.87	$8.01	$8.75	$8.68	$9.00	$8.96	$8.52	$9.14	$8.95
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$8.40	$8.46	$7.77	$7.32	$7.94	$7.45	$6.69	$9.97	$10.12	$9.85
Value at end of period	$7.69	$8.40	$8.46	$7.77	$7.32	$7.94	$7.45	$6.69	$9.97	$10.12
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$7.95	$8.48	$9.45	$9.38	$9.69	$8.95	$7.89	$10.00	$9.85	$9.72
Value at end of period	$7.10	$7.95	$8.48	$9.45	$9.38	$9.69	$8.95	$7.89	$10.00	$9.85

CFI 7

Condensed Financial Information (continued)

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$10.37	$10.03	$8.22	$7.60	$8.16	$7.66	$6.29	$10.81	$10.78	$10.11
Value at end of period	$9.54	$10.37	$10.03	$8.22	$7.60	$8.16	$7.66	$6.29	$10.81	$10.78
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$10.00	$9.40	$7.57	$7.09	$7.59	$7.14	$6.20	$10.58	$10.79	$10.08
Value at end of period	$9.41	$10.00	$9.40	$7.57	$7.09	$7.59	$7.14	$6.20	$10.58	$10.79
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$7.83	$7.86	$8.42	$8.25	$8.21	$8.00	$7.68	$8.99	$9.08	$9.34
Value at end of period	$7.35	$7.83	$7.86	$8.42	$8.25	$8.21	$8.00	$7.68	$8.99	$9.08
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$8.41	$8.18	$6.69	$6.25	$6.47	$5.80	$5.51	$8.45	$9.73	$10.00
Value at end of period	$7.50	$8.41	$8.18	$6.69	$6.25	$6.47	$5.80	$5.51	$8.45	$9.73
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$5.59	$5.99	$6.41	$6.87	$7.35	$7.85	$8.38	$8.74	$8.91	$9.09
Value at end of period	$5.22	$5.59	$5.99	$6.41	$6.87	$7.35	$7.85	$8.38	$8.74	$8.91
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$9.42	$8.75	$7.17	$6.95	$7.78	$7.17	$6.17	$10.09	$10.26	$10.00
Value at end of period	$8.77	$9.42	$8.75	$7.17	$6.95	$7.78	$7.17	$6.17	$10.09	$10.26
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.05	$16.22	$13.18	$12.24	$12.83	$12.27	$11.93
Value at end of period	$16.21	$17.05	$16.22	$13.18	$12.24	$12.83	$12.27
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$8.21	$8.25	$7.88	$7.51	$7.90	$7.62	$6.92	$9.70	$9.82	$9.70
Value at end of period	$7.65	$8.21	$8.25	$7.88	$7.51	$7.90	$7.62	$6.92	$9.70	$9.82
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$8.69	$8.73	$7.64	$7.12	$7.85	$7.43	$6.36	$10.65	$10.86	$10.27
Value at end of period	$8.02	$8.69	$8.73	$7.64	$7.12	$7.85	$7.43	$6.36	$10.65	$10.86
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$8.42	$8.45	$7.76	$7.32	$7.88	$7.53	$6.62	$10.20	$10.36	$9.97
Value at end of period	$7.82	$8.42	$8.45	$7.76	$7.32	$7.88	$7.53	$6.62	$10.20	$10.36
VY® CLARION REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$10.32	$8.49	$8.89	$8.22	$8.01	$6.69	$5.26	$9.13	$11.86	$10.00
Value at end of period	$9.95	$10.32	$8.49	$8.89	$8.22	$8.01	$6.69	$5.26	$9.13	$11.86
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$10.24	$10.05	$7.97	$7.20	$7.87	$7.32	$6.10	$10.28	$11.27	$10.42
Value at end of period	$8.99	$10.24	$10.05	$7.97	$7.20	$7.87	$7.32	$6.10	$10.28	$11.27
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$10.49	$10.31	$8.83	$8.39	$9.08	$8.65	$7.55	$10.56	$10.92	$10.38
Value at end of period	$9.59	$10.49	$10.31	$8.83	$8.39	$9.08	$8.65	$7.55	$10.56	$10.92
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$11.45	$12.22	$11.65	$10.74	$11.58	$10.39	$6.65	$10.09	$10.18	$10.00
Value at end of period	$10.20	$11.45	$12.22	$11.65	$10.74	$11.58	$10.39	$6.65	$10.09	$10.18
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.48	$16.43	$13.56	$12.39	$13.38	$12.47	$12.23
Value at end of period	$14.33	$16.48	$16.43	$13.56	$12.39	$13.38	$12.47

CFI 8

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C Voya Flexible Income Variable Annuity prospectus dated May 1, 2016.

____ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.109622-16) dated May 1, 2016.

CONTRACT HOLDER’S SIGNATURE
DATE
PRO.109622-16

PART B

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information

dated May 1, 2016

Voya Flexible Income Annuity

A Fixed and Variable, Single Premium, Group or Individual, Immediate Annuity Contract

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the separate account) dated May 1, 2015.

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-238-6273

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page

General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contract	2
Income Payments	3
PERFORMANCE REPORTING	4
Sales Material and Advertising	4
Experts	5
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of VOYA RETIREMENT Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in each fund’s prospectus and statement of additional information.

OFFERING AND PURCHASE OF CONTRACT

The Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the section entitled “Contract Purchase and Participation.”

2

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2015, 2014 and 2013 amounted to $51,416,775.23, $50,785,659.69, and $54,391,135.63 respectively.  These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PAYMENTS

Your variable income payments will fluctuate as the annuity unit value(s) (“AUV”) fluctuates with the investment experience of the selected subaccount(s). The first income payment and subsequent income payments also vary depending upon the assumed annual net return rate selected (3.5% or 5% per annum). Currently only 3.5% assumed annual net return rate is available. Selection of a 5% rate causes a higher first income payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income payment, but subsequent income payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

A fixed number of annuity units (“Annuity Units”) are determined in each of the designated subaccounts on the contract effective date. When you select variable income payments, your account value purchases Annuity Units of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity Units are purchased. The number of Annuity Units, which generally does not change thereafter, is calculated by dividing (a) by (b), where (a) is the amount of the income payment as if the payment was calculated as of the contract effective date, and (b) is the AUV for that investment option on the contract effective date. The first payment will be calculated as of the 10th valuation before the payment due date, which depends upon the payment frequency you have selected. As noted above, AUV fluctuate from one valuation to the next (see “Calculating Variable Income Payments” in the prospectus); such fluctuations reflect changes in the net investment factor for the applicable subaccount(s) (with a 10 valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed annual net return rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for each subaccount selected.

EXAMPLE:

Assume that you purchase a single premium immediate annuity contract with a $50,000 premium. The payment option that you select has a payment factor of $6.68 per $1,000 of value applied. Also assume that no premium tax charge is payable.

If a payment was determined as of the contract effective date, that payment would be calculated by multiplying $6.68 per $1,000 by 50.000. This would produce an initial payment of $334.00.

Assume that the value of the Annuity Unit on the contract effective date is 13.400000. The payment calculated as of the contract effective date is divided by the AUV to determine the number of Annuity Units (that is, $334.00/13.400000 = 24.925 Annuity Units). The number of Annuity Units will generally remain constant over the term of your contract as determined by the income payment option you select. The value of each payment will be determined on the 10th valuation before the payment due date by multiplying the number of Annuity Units by that date’s AUV.

Payments will subsequently fluctuate depending upon the net investment performance that occurs between payment valuation dates less a factor that represents the assumed annual net return rate. This offsets the assumed annual net return rate built into the number of Annuity Units determined above.

AUVs are calculated on a daily basis by multiplying the AUV by the daily net return factor and by a factor to reflect the daily assumed annual net return rate. The factor for a 3.5% assumed annual net return rate is 0.9999058 and for 5.0% is 0.9998663. The new payment is calculated by multiplying the number of Annuity Units by the new AUV.

3

PERFORMANCE REPORTING

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain periods of time based on historical net asset values of the funds. These numbers will reflect the mortality and expense risk charge, the administrative expense charge (if any), any applicable guaranteed minimum income charge and the advisory fees and other expenses of the funds.

We may also advertise different types of historical performance for the subaccounts including:

•              Standardized average annual total returns; and

•              Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC.

This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual returns reflect deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any), any applicable guaranteed minimum income charges and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charges. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

SALES MATERIAL AND ADVERTISING

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain time periods based on the historical net asset values of the funds. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

We may also include hypothetical illustrations in our sales literature that explain the mathematical principles of compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and savings or investment products such as personal savings accounts and certificates of deposit.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may categorize funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

4

We may provide in advertising, sales literature, periodic publications or other materials, information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2015, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 200 Clarendon St., Boston, MA 02116.

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2015
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2015

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants of
Voya Retirement Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2015, of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”), and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2015 and 2014. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity Account C of Voya Retirement Insurance and Annuity Company at December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2015 and 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
April 4, 2016

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	AB Growth and Income Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Assets
Investments in mutual funds
at fair value	$169	$484	$2,052	$47	$3,609
Total assets	169	484	2,052	47	3,609
Net assets	$169	$484	$2,052	$47	$3,609

Net assets
Accumulation units	$169	$484	$2,052	$47	$3,609
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$169	$484	$2,052	$47	$3,609

Total number of mutual fund shares	31,742	16,074	170,851	6,547	170,708

Cost of mutual fund shares	$134	$428	$2,174	$50	$3,990

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Assets
Investments in mutual funds
at fair value	$75	$453	$11	$258	$153
Total assets	75	453	11	258	153
Net assets	$75	$453	$11	$258	$153

Net assets
Accumulation units	$75	$453	$11	$258	$153
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$75	$453	$11	$258	$153

Total number of mutual fund shares	2,354	14,393	711	6,756	39,147

Cost of mutual fund shares	$89	$483	$13	$296	$165

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Assets
Investments in mutual funds
at fair value	$830	$9	$305	$26,133	$33,322
Total assets	830	9	305	26,133	33,322
Net assets	$830	$9	$305	$26,133	$33,322

Net assets
Accumulation units	$830	$9	$305	$26,016	$32,934
Contracts in payout (annuitization)	—	—	—	117	388
Total net assets	$830	$9	$305	$26,133	$33,322

Total number of mutual fund shares	24,822	399	18,947	456,074	984,705

Cost of mutual fund shares	$979	$11	$383	$18,505	$27,480

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$1,225	$3,708	$247	$26	$535
Total assets	1,225	3,708	247	26	535
Net assets	$1,225	$3,708	$247	$26	$535

Net assets
Accumulation units	$1,225	$3,708	$247	$26	$535
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,225	$3,708	$247	$26	$535

Total number of mutual fund shares	60,776	403,894	16,165	1,272	26,695

Cost of mutual fund shares	$1,320	$3,566	$191	$20	$730

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$37,723	$64,741	$5,103	$118	$24,336
Total assets	37,723	64,741	5,103	118	24,336
Net assets	$37,723	$64,741	$5,103	$118	$24,336

Net assets
Accumulation units	$37,723	$64,741	$5,103	$118	$24,336
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$37,723	$64,741	$5,103	$118	$24,336

Total number of mutual fund shares	1,188,133	1,526,922	215,135	5,419	2,161,322

Cost of mutual fund shares	$34,702	$56,899	$4,724	$133	$27,511

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$9,398	$1,374	$72,172	$3,156	$551
Total assets	9,398	1,374	72,172	3,156	551
Net assets	$9,398	$1,374	$72,172	$3,156	$551

Net assets
Accumulation units	$9,398	$1,374	$72,172	$3,156	$551
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,398	$1,374	$72,172	$3,156	$551

Total number of mutual fund shares	287,847	27,163	1,425,755	93,525	12,218

Cost of mutual fund shares	$8,879	$1,401	$62,831	$3,321	$615

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$11,649	$14,558	$33,918	$1,273	$171
Total assets	11,649	14,558	33,918	1,273	171
Net assets	$11,649	$14,558	$33,918	$1,273	$171

Net assets
Accumulation units	$11,649	$14,558	$33,918	$1,273	$171
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,649	$14,558	$33,918	$1,273	$171

Total number of mutual fund shares	196,016	507,587	987,986	60,783	3,388

Cost of mutual fund shares	$14,056	$14,618	$42,937	$1,367	$185

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Assets
Investments in mutual funds
at fair value	$12,497	$66	$12,705	$10,093	$49,166
Total assets	12,497	66	12,705	10,093	49,166
Net assets	$12,497	$66	$12,705	$10,093	$49,166

Net assets
Accumulation units	$12,497	$66	$12,705	$10,093	$48,957
Contracts in payout (annuitization)	—	—	—	—	209
Total net assets	$12,497	$66	$12,705	$10,093	$49,166

Total number of mutual fund shares	257,516	3,712	738,222	801,677	24,644,457

Cost of mutual fund shares	$14,194	$79	$15,991	$10,204	$45,976

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A	ColumbiaSM Acorn® Fund - Class Z
Assets
Investments in mutual funds
at fair value	$330	$850	$7,976	$47	$7
Total assets	330	850	7,976	47	7
Net assets	$330	$850	$7,976	$47	$7

Net assets
Accumulation units	$330	$850	$7,976	$47	$7
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$330	$850	$7,976	$47	$7

Total number of mutual fund shares	5,911	19,718	113,110	2,691	370

Cost of mutual fund shares	$341	$777	$8,537	$71	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A
Assets
Investments in mutual funds
at fair value	$8,510	$2	$306	$1	$4,464
Total assets	8,510	2	306	1	4,464
Net assets	$8,510	$2	$306	$1	$4,464

Net assets
Accumulation units	$8,510	$2	$306	$1	$4,464
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,510	$2	$306	$1	$4,464

Total number of mutual fund shares	613,569	125	16,002	30	520,382

Cost of mutual fund shares	$10,610	$2	$413	$1	$4,684

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$1,410	$989	$27	$34	$186
Total assets	1,410	989	27	34	186
Net assets	$1,410	$989	$27	$34	$186

Net assets
Accumulation units	$1,410	$989	$27	$34	$186
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,410	$989	$27	$34	$186

Total number of mutual fund shares	43,477	21,549	965	2,955	11,829

Cost of mutual fund shares	$1,478	$1,131	$30	$34	$193

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R
Assets
Investments in mutual funds
at fair value	$2,412	$331	$328	$783	$88
Total assets	2,412	331	328	783	88
Net assets	$2,412	$331	$328	$783	$88

Net assets
Accumulation units	$2,412	$331	$328	$783	$88
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,412	$331	$328	$783	$88

Total number of mutual fund shares	122,132	9,071	2,018	3,771	5,283

Cost of mutual fund shares	$2,600	$346	$345	$661	$107

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$6,273	$281,909	$1,180	$253,886	$287,422
Total assets	6,273	281,909	1,180	253,886	287,422
Net assets	$6,273	$281,909	$1,180	$253,886	$287,422

Net assets
Accumulation units	$6,273	$281,909	$1,180	$250,479	$286,555
Contracts in payout (annuitization)	—	—	—	3,407	867
Total net assets	$6,273	$281,909	$1,180	$253,886	$287,422

Total number of mutual fund shares	140,966	6,333,610	44,299	12,408,896	4,371,438

Cost of mutual fund shares	$5,828	$255,930	$1,201	$262,569	$147,340

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$10,441	$30,265	$1,229,525	$176,926	$3
Total assets	10,441	30,265	1,229,525	176,926	3
Net assets	$10,441	$30,265	$1,229,525	$176,926	$3

Net assets
Accumulation units	$10,404	$30,265	$1,221,130	$176,926	$3
Contracts in payout (annuitization)	37	—	8,395	—	—
Total net assets	$10,441	$30,265	$1,229,525	$176,926	$3

Total number of mutual fund shares	2,109,205	1,586,200	36,247,802	857,074	87

Cost of mutual fund shares	$12,226	$25,862	$1,011,786	$124,277	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$21,376	$1,629	$304	$5	$287
Total assets	21,376	1,629	304	5	287
Net assets	$21,376	$1,629	$304	$5	$287

Net assets
Accumulation units	$21,376	$1,629	$304	$5	$287
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$21,376	$1,629	$304	$5	$287

Total number of mutual fund shares	1,356,347	57,155	1,826	240	8,894

Cost of mutual fund shares	$19,896	$1,797	$332	$8	$343

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Assets
Investments in mutual funds
at fair value	$103,364	$9	$13,745	$370,151	$—
Total assets	103,364	9	13,745	370,151	—
Net assets	$103,364	$9	$13,745	$370,151	$—

Net assets
Accumulation units	$102,132	$9	$13,745	$370,151	$—
Contracts in payout (annuitization)	1,232	—	—	—	—
Total net assets	$103,364	$9	$13,745	$370,151	$—

Total number of mutual fund shares	5,846,366	409	338,374	9,034,694	3

Cost of mutual fund shares	$99,179	$10	$12,279	$290,328	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$5	$2,034	$1,869	$132	$249
Total assets	5	2,034	1,869	132	249
Net assets	$5	$2,034	$1,869	$132	$249

Net assets
Accumulation units	$5	$2,034	$1,869	$132	$249
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5	$2,034	$1,869	$132	$249

Total number of mutual fund shares	236	100,885	35,352	4,398	4,344

Cost of mutual fund shares	$6	$2,025	$2,029	$123	$189

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class	JPMorgan Government Bond Fund - Select Class
Assets
Investments in mutual funds
at fair value	$37	$72	$84	$247	$962
Total assets	37	72	84	247	962
Net assets	$37	$72	$84	$247	$962

Net assets
Accumulation units	$37	$72	$84	$247	$962
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$37	$72	$84	247	$962

Total number of mutual fund shares	3,158	1,791	2,733	18,206	90,558

Cost of mutual fund shares	$39	$57	$70	$253	$984

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Assets
Investments in mutual funds
at fair value	$—	$5,196	$356	$375	$12,466
Total assets	—	5,196	356	375	12,466
Net assets	$—	$5,196	$356	$375	$12,466

Net assets
Accumulation units	$—	$5,196	$356	$375	$12,466
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$—	$5,196	$356	$375	$12,466

Total number of mutual fund shares	4	289,604	1,742	22,697	421,153

Cost of mutual fund shares	$—	$4,818	$382	$382	$13,308

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A
Assets
Investments in mutual funds
at fair value	$1,209	$10	$277	$43	$866
Total assets	1,209	10	277	43	866
Net assets	$1,209	$10	$277	$43	$866

Net assets
Accumulation units	$1,209	$10	$277	$43	$866
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,209	$10	$277	$43	$866

Total number of mutual fund shares	105,317	496	15,037	3,972	34,992

Cost of mutual fund shares	$1,219	$12	$345	$44	$666

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A
Assets
Investments in mutual funds
at fair value	$1,178	$294	$91,575	$2	$119
Total assets	1,178	294	91,575	2	119
Net assets	$1,178	$294	$91,575	$2	$119

Net assets
Accumulation units	$1,178	$294	$90,834	$2	$119
Contracts in payout (annuitization)	—	—	741	—	—
Total net assets	$1,178	$294	$91,575	$2	$119

Total number of mutual fund shares	56,608	24,969	3,933,645	181	5,174

Cost of mutual fund shares	$1,588	$350	$65,718	$2	$125
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class
Assets
Investments in mutual funds
at fair value	$3,636	$15,742	$38	$90	$509
Total assets	3,636	15,742	38	90	509
Net assets	$3,636	$15,742	$38	$90	$509

Net assets
Accumulation units	$3,636	$15,742	$38	$90	$509
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,636	$15,742	$38	$90	$509

Total number of mutual fund shares	342,405	1,482,285	1,709	2,645	9,480

Cost of mutual fund shares	$3,690	$16,081	$40	$93	$570

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Neuberger Berman Socially Responsive Fund - Institutional Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$385	$11,809	$2,071	$130,637	$183
Total assets	385	11,809	2,071	130,637	183
Net assets	$385	$11,809	$2,071	$130,637	$183

Net assets
Accumulation units	$385	$11,809	$2,071	$130,637	$183
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$385	$11,809	$2,071	$130,637	$183

Total number of mutual fund shares	11,896	617,288	58,671	3,671,639	3,671

Cost of mutual fund shares	$407	$12,683	$1,958	$108,397	$195

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Nuveen Global Infrastructure Fund - Class I	Nuveen U.S. Infrastructure Bond Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Assets
Investments in mutual funds
at fair value	$1,029	$835	$85	$197,414	$33,914
Total assets	1,029	835	85	197,414	33,914
Net assets	$1,029	$835	$85	$197,414	$33,914

Net assets
Accumulation units	$1,029	$835	$85	$197,414	$33,914
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,029	$835	$85	$197,414	$33,914

Total number of mutual fund shares	105,765	43,659	1,572	6,493,881	1,130,828

Cost of mutual fund shares	$1,149	$882	$82	$177,687	$37,763

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Discovery Mid Cap Growth Fund/VA
Assets
Investments in mutual funds
at fair value	$24	$54	$114	$163	$15
Total assets	24	54	114	163	15
Net assets	$24	$54	$114	$163	$15

Net assets
Accumulation units	$24	$54	$114	$163	$—
Contracts in payout (annuitization)	—	—	—	—	15
Total net assets	$24	$54	$114	$163	$15

Total number of mutual fund shares	2,326	9,827	3,181	4,403	189

Cost of mutual fund shares	$37	$59	$117	$148	$15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Core Equity FundSM - Investor Shares
Assets
Investments in mutual funds
at fair value	$225	$96	$66	$25,350	$21,394
Total assets	225	96	66	25,350	21,394
Net assets	$225	$96	$66	$25,350	$21,394

Net assets
Accumulation units	$225	$96	$—	$25,350	$21,394
Contracts in payout (annuitization)	—	—	66	—	—
Total net assets	$225	$96	$66	$25,350	$21,394

Total number of mutual fund shares	5,922	19,703	2,241	1,189,011	578,687

Cost of mutual fund shares	$164	$104	$52	$28,824	$22,260

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Pax World Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A
Assets
Investments in mutual funds
at fair value	$40,388	$532	$101,300	$10,306	$1,727
Total assets	40,388	532	101,300	10,306	1,727
Net assets	$40,388	$532	$101,300	$10,306	$1,727

Net assets
Accumulation units	$40,388	$532	$101,300	$10,306	$1,727
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$40,388	$532	$101,300	$10,306	$1,727

Total number of mutual fund shares	1,856,089	85,753	8,492,075	325,945	197,168

Cost of mutual fund shares	$40,801	$627	$119,503	$11,067	$2,044

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Pioneer Strategic Income Fund - Class A	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Prudential Jennison Utility Fund - Class Z
Assets
Investments in mutual funds
at fair value	$1,189	$7,599	$56	$18,835	$42
Total assets	1,189	7,599	56	18,835	42
Net assets	$1,189	$7,599	$56	$18,835	$42

Net assets
Accumulation units	$1,189	$7,599	$56	$18,835	$42
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,189	$7,599	$56	$18,835	$42

Total number of mutual fund shares	116,483	498,293	1,990	2,202,884	3,514

Cost of mutual fund shares	$1,278	$12,209	$58	$22,575	$51

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$9,975	$101	$2	$437	$14,703
Total assets	9,975	101	2	437	14,703
Net assets	$9,975	$101	$2	$437	$14,703

Net assets
Accumulation units	$9,975	$101	$2	$437	$14,703
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,975	$101	$2	$437	$14,703

Total number of mutual fund shares	831,257	8,416	210	28,024	339,570

Cost of mutual fund shares	$10,015	$99	$2	$466	$15,300

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A
Assets
Investments in mutual funds
at fair value	$3,984	$910	$254	$2,471	$499
Total assets	3,984	910	254	2,471	499
Net assets	$3,984	$910	$254	$2,471	$499

Net assets
Accumulation units	$3,984	$910	$254	$2,471	$499
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,984	$910	$254	$2,471	$499

Total number of mutual fund shares	137,900	37,111	8,249	236,503	78,156

Cost of mutual fund shares	$4,104	$949	$272	$2,508	$589

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	Touchstone Value Fund - Institutional Class
Assets
Investments in mutual funds
at fair value	$32,007	$144,039	$19	$51	$1,586
Total assets	32,007	144,039	19	51	1,586
Net assets	$32,007	$144,039	$19	$51	$1,586

Net assets
Accumulation units	$32,007	$144,039	$19	$51	$1,586
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$32,007	$144,039	$19	$51	$1,586

Total number of mutual fund shares	2,776,006	12,438,602	659	2,123	182,551

Cost of mutual fund shares	$36,146	$164,063	$21	$57	$1,716

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y
Assets
Investments in mutual funds
at fair value	$7,214	$116	$237	$26	$45
Total assets	7,214	116	237	26	45
Net assets	$7,214	$116	$237	$26	$45

Net assets
Accumulation units	$7,214	$116	$237	$26	$45
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,214	$116	$237	$26	$45

Total number of mutual fund shares	838,814	7,010	11,188	1,239	1,445

Cost of mutual fund shares	$10,659	$95	$214	$26	$48

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Growth Opportunities Fund - Class A	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A
Assets
Investments in mutual funds
at fair value	$28	$259,147	$124	$88	$1,406
Total assets	28	259,147	124	88	1,406
Net assets	$28	$259,147	$124	$88	$1,406

Net assets
Accumulation units	$28	$243,469	$124	$88	$1,406
Contracts in payout (annuitization)	—	15,678	—	—	—
Total net assets	$28	$259,147	$124	$88	$1,406

Total number of mutual fund shares	821	18,379,237	4,017	8,090	74,057

Cost of mutual fund shares	$29	$218,620	$117	$95	$1,280

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$3,252	$1,395	$477,808	$2,668	$2,295
Total assets	3,252	1,395	477,808	2,668	2,295
Net assets	$3,252	$1,395	$477,808	$2,668	$2,295

Net assets
Accumulation units	$3,252	$1,395	$460,726	$2,668	$2,295
Contracts in payout (annuitization)	—	—	17,082	—	—
Total net assets	$3,252	$1,395	$477,808	$2,668	$2,295

Total number of mutual fund shares	380,380	141,034	38,163,591	214,479	230,633

Cost of mutual fund shares	$3,375	$1,412	$480,564	$2,755	$2,469

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$34	$27,564	$19,604	$163	$443,531
Total assets	34	27,564	19,604	163	443,531
Net assets	$34	$27,564	$19,604	$163	$443,531

Net assets
Accumulation units	$34	$27,564	$19,604	$163	$442,343
Contracts in payout (annuitization)	—	—	—	—	1,188
Total net assets	$34	$27,564	$19,604	$163	$443,531

Total number of mutual fund shares	3,625	2,954,338	2,101,182	9,010	23,088,559

Cost of mutual fund shares	$38	$30,923	$21,987	$144	$390,391

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$5,927	$21	$325,457	$1,658	$37
Total assets	5,927	21	325,457	1,658	37
Net assets	$5,927	$21	$325,457	$1,658	$37

Net assets
Accumulation units	$5,927	$21	$321,932	$1,658	$37
Contracts in payout (annuitization)	—	—	3,525	—	—
Total net assets	$5,927	$21	$325,457	$1,658	$37

Total number of mutual fund shares	314,442	1,891	29,267,702	150,763	3,755

Cost of mutual fund shares	$5,905	$20	$294,646	$1,843	$37

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$14,188	$391	$15,178	$38	$7
Total assets	14,188	391	15,178	38	7
Net assets	$14,188	$391	$15,178	$38	$7

Net assets
Accumulation units	$13,957	$391	$15,178	$38	$7
Contracts in payout (annuitization)	231	—	—	—	—
Total net assets	$14,188	$391	$15,178	$38	$7

Total number of mutual fund shares	978,476	26,928	1,137,760	4,316	626

Cost of mutual fund shares	$13,159	$343	$16,254	$44	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$88,362	$39	$2,262	$62,453	$31,516
Total assets	88,362	39	2,262	62,453	31,516
Net assets	$88,362	$39	$2,262	$62,453	$31,516

Net assets
Accumulation units	$88,362	$39	$—	$62,453	$31,516
Contracts in payout (annuitization)	—	—	2,262	—	—
Total net assets	$88,362	$39	$2,262	$62,453	$31,516

Total number of mutual fund shares	7,507,375	1,144	63,331	1,754,303	2,067,951

Cost of mutual fund shares	$79,023	$33	$1,725	$45,144	$34,880

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$50,269	$29	$21,900	$25,661	$223
Total assets	50,269	29	21,900	25,661	223
Net assets	$50,269	$29	$21,900	$25,661	$223

Net assets
Accumulation units	$50,269	$29	$21,900	$25,661	$223
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$50,269	$29	$21,900	$25,661	$223

Total number of mutual fund shares	3,331,265	1,964	852,792	994,211	17,237

Cost of mutual fund shares	$52,384	$33	$24,483	$25,988	$304

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$17,138	$15,507	$41	$29,923	$22,617
Total assets	17,138	15,507	41	29,923	22,617
Net assets	$17,138	$15,507	$41	$29,923	$22,617

Net assets
Accumulation units	$17,138	$15,507	$41	$29,923	$22,617
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$17,138	$15,507	$41	$29,923	$22,617

Total number of mutual fund shares	1,266,678	1,152,065	2,421	1,692,461	1,293,902

Cost of mutual fund shares	$24,481	$22,212	$41	$31,596	$23,591

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$33	$429	$221,682	$625,604	$1,257
Total assets	33	429	221,682	625,604	1,257
Net assets	$33	$429	$221,682	$625,604	$1,257

Net assets
Accumulation units	$33	$429	$221,682	$625,604	$1,257
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$33	$429	$221,682	$625,604	$1,257

Total number of mutual fund shares	2,129	16,972	8,487,058	23,941,981	96,489

Cost of mutual fund shares	$34	$431	$223,098	$573,279	$1,236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$93,280	$91	$7,397	$732	$5,153
Total assets	93,280	91	7,397	732	5,153
Net assets	$93,280	$91	$7,397	$732	$5,153

Net assets
Accumulation units	$93,069	$91	$7,397	$732	$5,153
Contracts in payout (annuitization)	211	—	—	—	—
Total net assets	$93,280	$91	$7,397	$732	$5,153

Total number of mutual fund shares	7,055,958	7,145	581,982	54,408	381,119

Cost of mutual fund shares	$88,160	$84	$7,054	$708	$5,505

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$226,716	$165	$318	$269	$78,391
Total assets	226,716	165	318	269	78,391
Net assets	$226,716	$165	$318	$269	$78,391

Net assets
Accumulation units	$225,339	$165	$318	$269	$76,570
Contracts in payout (annuitization)	1,377	—	—	—	1,821
Total net assets	$226,716	$165	$318	$269	$78,391

Total number of mutual fund shares	226,715,794	8,443	6,533	27,386	7,862,677

Cost of mutual fund shares	$226,716	$157	$282	$300	$89,289
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$840	$5,964	$2,199	$3,706	$7,118
Total assets	840	5,964	2,199	3,706	7,118
Net assets	$840	$5,964	$2,199	$3,706	$7,118

Net assets
Accumulation units	$831	$5,964	$2,199	$3,706	$7,118
Contracts in payout (annuitization)	9	—	—	—	—
Total net assets	$840	$5,964	$2,199	$3,706	$7,118

Total number of mutual fund shares	84,255	572,394	213,285	364,724	672,770

Cost of mutual fund shares	$931	$6,635	$2,416	$3,918	$8,049

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$3,385	$2,330	$6,581	$1,240	$2,021
Total assets	3,385	2,330	6,581	1,240	2,021
Net assets	$3,385	$2,330	$6,581	$1,240	$2,021

Net assets
Accumulation units	$3,385	$2,330	$6,581	$1,240	$2,021
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,385	$2,330	$6,581	$1,240	$2,021

Total number of mutual fund shares	323,291	225,577	607,070	115,864	191,419

Cost of mutual fund shares	$3,815	$2,476	$7,495	$1,384	$2,157

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,459	$734	$532	$3,153	$1,296
Total assets	1,459	734	532	3,153	1,296
Net assets	$1,459	$734	$532	$3,153	$1,296

Net assets
Accumulation units	$1,459	$734	$532	$3,153	$1,296
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,459	$734	$532	$3,153	$1,296

Total number of mutual fund shares	109,041	55,368	40,369	322,750	133,869

Cost of mutual fund shares	$1,586	$809	$578	$3,209	$1,332

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$1,292	$440	$2,461	$131,712	$13,036
Total assets	1,292	440	2,461	131,712	13,036
Net assets	$1,292	$440	$2,461	$131,712	$13,036

Net assets
Accumulation units	$1,292	$440	$2,461	$131,712	$13,036
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,292	$440	$2,461	$131,712	$13,036

Total number of mutual fund shares	136,032	39,380	215,102	11,635,367	1,181,889

Cost of mutual fund shares	$1,317	$437	$2,803	$131,971	$13,687

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$175	$3,633	$128,935	$12,529	$31
Total assets	175	3,633	128,935	12,529	31
Net assets	$175	$3,633	$128,935	$12,529	$31

Net assets
Accumulation units	$175	$3,633	$128,935	$12,529	$31
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$175	$3,633	$128,935	$12,529	$31

Total number of mutual fund shares	15,529	314,779	11,280,438	1,131,838	2,738

Cost of mutual fund shares	$170	$4,015	$132,269	$13,400	$34

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$2,014	$94,100	$7,401	$1,180	$14,170
Total assets	2,014	94,100	7,401	1,180	14,170
Net assets	$2,014	$94,100	$7,401	$1,180	$14,170

Net assets
Accumulation units	$2,014	$94,100	$7,401	$1,180	$14,170
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,014	$94,100	$7,401	$1,180	$14,170

Total number of mutual fund shares	176,046	8,334,790	670,372	92,616	1,122,809

Cost of mutual fund shares	$2,141	$99,403	$8,331	$1,241	$15,494

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,174	$4,678	$967	$6,503	$71,177
Total assets	1,174	4,678	967	6,503	71,177
Net assets	$1,174	$4,678	$967	$6,503	$71,177

Net assets
Accumulation units	$1,174	$4,678	$967	$6,503	$71,177
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,174	$4,678	$967	$6,503	$71,177

Total number of mutual fund shares	93,452	491,367	88,914	584,847	6,447,227

Cost of mutual fund shares	$1,306	$5,076	$981	$6,749	$72,599

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$6,948	$5,865	$78	$20,011	$50,668
Total assets	6,948	5,865	78	20,011	50,668
Net assets	$6,948	$5,865	$78	$20,011	$50,668

Net assets
Accumulation units	$6,948	$5,865	$78	$20,011	$50,132
Contracts in payout (annuitization)	—	—	—	—	536
Total net assets	$6,948	$5,865	$78	$20,011	$50,668

Total number of mutual fund shares	645,154	602,743	7,195	1,763,090	4,515,845

Cost of mutual fund shares	$7,062	$6,390	$92	$23,360	$55,807

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$336	$142,519	$14,625	$272	$5,950
Total assets	336	142,519	14,625	272	5,950
Net assets	$336	$142,519	$14,625	$272	$5,950

Net assets
Accumulation units	$336	$141,505	$14,531	$272	$5,950
Contracts in payout (annuitization)	—	1,014	94	—	—
Total net assets	$336	$142,519	$14,625	$272	$5,950

Total number of mutual fund shares	12,625	5,169,343	658,504	17,349	370,928

Cost of mutual fund shares	$299	$104,832	$12,978	$205	$5,411

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Fidelity® VIP Mid Cap Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,195	$429	$62,485	$1,534	$310,862
Total assets	3,195	429	62,485	1,534	310,862
Net assets	$3,195	$429	$62,485	$1,534	$310,862

Net assets
Accumulation units	$3,195	$429	$61,396	$1,534	$307,532
Contracts in payout (annuitization)	—	—	1,089	—	3,330
Total net assets	$3,195	$429	$62,485	$1,534	$310,862

Total number of mutual fund shares	207,480	28,468	4,118,981	37,598	7,496,064

Cost of mutual fund shares	$2,891	$315	$47,734	$1,632	$295,174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$1,429	$301	$7,118	$61,629	$532
Total assets	1,429	301	7,118	61,629	532
Net assets	$1,429	$301	$7,118	$61,629	$532

Net assets
Accumulation units	$1,429	$301	$7,118	$60,261	$532
Contracts in payout (annuitization)	—	—	—	1,368	—
Total net assets	$1,429	$301	$7,118	$61,629	$532

Total number of mutual fund shares	34,736	16,141	373,866	3,262,543	30,744

Cost of mutual fund shares	$1,571	$273	$7,708	$56,116	$436

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$561,053	$1,159	$33,264	$756	$379
Total assets	561,053	1,159	33,264	756	379
Net assets	$561,053	$1,159	$33,264	$756	$379

Net assets
Accumulation units	$557,502	$1,159	$32,459	$756	$379
Contracts in payout (annuitization)	3,551	—	805	—	—
Total net assets	$561,053	$1,159	$33,264	$756	$379

Total number of mutual fund shares	31,221,672	66,688	3,088,590	70,291	38,525

Cost of mutual fund shares	$441,171	$1,027	$37,794	$835	$338

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$394,816	$994	$1,424	$381,587	$4,226
Total assets	394,816	994	1,424	381,587	4,226
Net assets	$394,816	$994	$1,424	$381,587	$4,226

Net assets
Accumulation units	$392,767	$994	$1,424	$378,988	$4,226
Contracts in payout (annuitization)	2,049	—	—	2,599	—
Total net assets	$394,816	$994	$1,424	$381,587	$4,226

Total number of mutual fund shares	37,246,761	96,473	17,438	4,429,848	50,367

Cost of mutual fund shares	$330,570	$990	$1,023	$281,981	$3,697

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$345	$88,438	$308	$1,470	$33,353
Total assets	345	88,438	308	1,470	33,353
Net assets	$345	$88,438	$308	$1,470	$33,353

Net assets
Accumulation units	$345	$86,616	$308	$1,470	$32,574
Contracts in payout (annuitization)	—	1,822	—	—	779
Total net assets	$345	$88,438	$308	$1,470	$33,353

Total number of mutual fund shares	31,179	7,896,274	27,680	85,217	2,727,146

Cost of mutual fund shares	$349	$86,408	$312	$1,503	$31,271

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$70,037	$63,542	$1,408	$1,206,913	$290
Total assets	70,037	63,542	1,408	1,206,913	290
Net assets	$70,037	$63,542	$1,408	$1,206,913	$290

Net assets
Accumulation units	$69,317	$62,329	$1,408	$1,133,076	$290
Contracts in payout (annuitization)	720	1,213	—	73,837	—
Total net assets	$70,037	$63,542	$1,408	$1,206,913	$290

Total number of mutual fund shares	5,265,955	5,003,336	50,625	42,904,849	10,403

Cost of mutual fund shares	$54,906	$51,460	$1,323	$992,809	$319

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Global Value Advantage Portfolio - Class I	Voya Global Value Advantage Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$96,475	$11,940	$323,462	$282	$327,049
Total assets	96,475	11,940	323,462	282	327,049
Net assets	$96,475	$11,940	$323,462	$282	$327,049

Net assets
Accumulation units	$95,033	$11,940	$319,093	$282	$325,589
Contracts in payout (annuitization)	1,442	—	4,369	—	1,460
Total net assets	$96,475	$11,940	$323,462	$282	$327,049

Total number of mutual fund shares	10,791,392	1,337,101	14,492,005	12,751	15,769,017

Cost of mutual fund shares	$102,620	$12,708	$214,976	$202	$271,027

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$300	$133,988	$276	$29,868	$7
Total assets	300	133,988	276	29,868	7
Net assets	$300	$133,988	$276	$29,868	$7

Net assets
Accumulation units	$300	$133,102	$276	$29,381	$7
Contracts in payout (annuitization)	—	886	—	487	—
Total net assets	$300	$133,988	$276	$29,868	$7

Total number of mutual fund shares	14,642	6,098,679	12,673	3,311,359	737

Cost of mutual fund shares	$252	$90,517	$185	$29,872	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$27,315	$1,170	$62,008	$389	$440
Total assets	27,315	1,170	62,008	389	440
Net assets	$27,315	$1,170	$62,008	$389	$440

Net assets
Accumulation units	$26,929	$1,170	$62,008	$—	$440
Contracts in payout (annuitization)	386	—	—	389	—
Total net assets	$27,315	$1,170	$62,008	$389	$440

Total number of mutual fund shares	1,054,617	45,409	3,875,489	24,518	23,462

Cost of mutual fund shares	$23,808	$794	$50,799	$333	$429

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$9,518	$11,132	$77,658	$33,953	$140,805
Total assets	9,518	11,132	77,658	33,953	140,805
Net assets	$9,518	$11,132	$77,658	$33,953	$140,805

Net assets
Accumulation units	$9,518	$11,132	$77,658	$33,953	$138,874
Contracts in payout (annuitization)	—	—	—	—	1,931
Total net assets	$9,518	$11,132	$77,658	$33,953	$140,805

Total number of mutual fund shares	510,088	415,220	5,062,480	2,382,696	7,136,610

Cost of mutual fund shares	$9,255	$9,619	$75,564	$34,866	$130,778

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$314	$13,331	$128,449	$1,232	$50,351
Total assets	314	13,331	128,449	1,232	50,351
Net assets	$314	$13,331	$128,449	$1,232	$50,351

Net assets
Accumulation units	$314	$13,331	$128,449	$1,232	$50,351
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$314	$13,331	$128,449	$1,232	$50,351

Total number of mutual fund shares	16,224	1,267,197	9,964,975	99,799	2,031,100

Cost of mutual fund shares	$299	$13,664	$139,754	$1,308	$50,762

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3
Assets
Investments in mutual funds
at fair value	$121	$44,253	$62,371	$64,131	$2,936
Total assets	121	44,253	62,371	64,131	2,936
Net assets	$121	$44,253	$62,371	$64,131	$2,936

Net assets
Accumulation units	$121	$44,253	$62,371	$64,131	$2,936
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$121	$44,253	$62,371	$64,131	$2,936

Total number of mutual fund shares	5,121	1,681,362	2,580,494	2,019,860	76,912

Cost of mutual fund shares	$122	$52,455	$68,661	$69,068	$2,922

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2015
(Dollars in thousands)

	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$127,190	$95	$103,636
Total assets	127,190	95	103,636
Net assets	$127,190	$95	$103,636

Net assets
Accumulation units	$127,190	$95	$103,636
Contracts in payout (annuitization)	—	—	—
Total net assets	$127,190	$95	$103,636

Total number of mutual fund shares	3,323,483	5,335	3,949,532

Cost of mutual fund shares	$104,527	$147	$87,749

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	AB Growth and Income Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$2	$7	$11	$2	$1
Expenses:
Mortality and expense risks and other charges	2	6	—	—	39
Total expenses	2	6	—	—	39
Net investment income (loss)	—	1	11	2	(38)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	37	(8)	—	1
Capital gains distributions	5	—	—	—	220
Total realized gain (loss) on investments
and capital gains distributions	25	37	(8)	—	221
Net unrealized appreciation
(depreciation) of investments	(26)	(37)	(122)	(3)	(381)
Net realized and unrealized gain (loss)
on investments	(1)	—	(130)	(3)	(160)
Net increase (decrease) in net assets
resulting from operations	$(1)	$1	$(119)	$(1)	$(198)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$—	$7	$—	$—	$6
Expenses:
Mortality and expense risks and other charges	1	4	—	4	1
Total expenses	1	4	—	4	1
Net investment income (loss)	(1)	3	—	(4)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	4	(9)	22	(2)
Capital gains distributions	7	—	6	61	—
Total realized gain (loss) on investments
and capital gains distributions	10	4	(3)	83	(2)
Net unrealized appreciation
(depreciation) of investments	(12)	(22)	(2)	(85)	(11)
Net realized and unrealized gain (loss)
on investments	(2)	(18)	(5)	(2)	(13)
Net increase (decrease) in net assets
resulting from operations	$(3)	$(15)	$(5)	$(6)	$(8)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$—	$413
Expenses:
Mortality and expense risks and other charges	8	—	3	277	388
Total expenses	8	—	3	277	388
Net investment income (loss)	(7)	—	(3)	(277)	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	—	10	1,215	1,726
Capital gains distributions	56	—	31	140	3,774
Total realized gain (loss) on investments
and capital gains distributions	45	—	41	1,355	5,500
Net unrealized appreciation
(depreciation) of investments	(135)	(2)	(72)	(57)	(7,990)
Net realized and unrealized gain (loss)
on investments	(90)	(2)	(31)	1,298	(2,490)
Net increase (decrease) in net assets
resulting from operations	$(97)	$(2)	$(34)	$1,021	$(2,465)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$6	$1	$9
Expenses:
Mortality and expense risks and other charges	7	41	2	—	4
Total expenses	7	41	2	—	4
Net investment income (loss)	(7)	(41)	4	1	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	169	180	3	—	(6)
Capital gains distributions	94	51	—	—	73
Total realized gain (loss) on investments
and capital gains distributions	263	231	3	—	67
Net unrealized appreciation
(depreciation) of investments	(166)	(138)	(33)	(2)	(122)
Net realized and unrealized gain (loss)
on investments	97	93	(30)	(2)	(55)
Net increase (decrease) in net assets
resulting from operations	$90	$52	$(26)	$(1)	$(50)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$192	$1,010	$81	$1	$248
Expenses:
Mortality and expense risks and other charges	413	706	34	1	285
Total expenses	413	706	34	1	285
Net investment income (loss)	(221)	304	47	—	(37)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,574	4,703	1,152	—	(767)
Capital gains distributions	2,428	3,265	202	6	—
Total realized gain (loss) on investments
and capital gains distributions	5,002	7,968	1,354	6	(767)
Net unrealized appreciation
(depreciation) of investments	(5,331)	(11,164)	(1,312)	(14)	(19)
Net realized and unrealized gain (loss)
on investments	(329)	(3,196)	42	(8)	(786)
Net increase (decrease) in net assets
resulting from operations	$(550)	$(2,892)	$89	$(8)	$(823)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-4	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$197	$16	$1,003	$55	$6
Expenses:
Mortality and expense risks and other charges	124	8	600	9	5
Total expenses	124	8	600	9	5
Net investment income (loss)	73	8	403	46	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	864	317	2,937	25	37
Capital gains distributions	602	64	3,166	127	54
Total realized gain (loss) on investments
and capital gains distributions	1,466	381	6,103	152	91
Net unrealized appreciation
(depreciation) of investments	(2,319)	(331)	(4,824)	(289)	(133)
Net realized and unrealized gain (loss)
on investments	(853)	50	1,279	(137)	(42)
Net increase (decrease) in net assets
resulting from operations	$(780)	$58	$1,682	$(91)	$(41)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$80	$65	$107	$24	$2
Expenses:
Mortality and expense risks and other charges	136	150	366	8	—
Total expenses	136	150	366	8	—
Net investment income (loss)	(56)	(85)	(259)	16	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	651	419	984	160	—
Capital gains distributions	1,624	—	1,910	175	16
Total realized gain (loss) on investments
and capital gains distributions	2,275	419	2,894	335	16
Net unrealized appreciation
(depreciation) of investments	(2,958)	(1,190)	(7,281)	(360)	(14)
Net realized and unrealized gain (loss)
on investments	(683)	(771)	(4,387)	(25)	2
Net increase (decrease) in net assets
resulting from operations	$(739)	$(856)	$(4,646)	$(9)	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment income:
Dividends	$148	$1	$109	$192	$60
Expenses:
Mortality and expense risks and other charges	49	—	165	95	562
Total expenses	49	—	165	95	562
Net investment income (loss)	99	1	(56)	97	(502)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(44)	(1)	568	73	238
Capital gains distributions	1,200	7	1,733	—	215
Total realized gain (loss) on investments
and capital gains distributions	1,156	6	2,301	73	453
Net unrealized appreciation
(depreciation) of investments	(1,697)	(11)	(3,348)	(247)	(1,649)
Net realized and unrealized gain (loss)
on investments	(541)	(5)	(1,047)	(174)	(1,196)
Net increase (decrease) in net assets
resulting from operations	$(442)	$(4)	$(1,103)	$(77)	$(1,698)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A	ColumbiaSM Acorn® Fund - Class Z
Net investment income (loss)
Investment income:
Dividends	$5	$17	$201	$—	$—
Expenses:
Mortality and expense risks and other charges	1	4	84	1	1
Total expenses	1	4	84	1	1
Net investment income (loss)	4	13	117	(1)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	17	202	4	(2)
Capital gains distributions	—	13	788	21	6
Total realized gain (loss) on investments
and capital gains distributions	(2)	30	990	25	4
Net unrealized appreciation
(depreciation) of investments	(11)	(74)	(991)	(24)	(4)
Net realized and unrealized gain (loss)
on investments	(13)	(44)	(1)	1	—
Net increase (decrease) in net assets
resulting from operations	$(9)	$(31)	$116	$—	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$26	$—	$3	$—	$163
Expenses:
Mortality and expense risks and other charges	81	—	2	—	41
Total expenses	81	—	2	—	41
Net investment income (loss)	(55)	—	1	—	122

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	402	—	2	—	(27)
Capital gains distributions	1,268	—	87	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,670	—	89	—	(27)
Net unrealized appreciation
(depreciation) of investments	(2,162)	—	(101)	—	(196)
Net realized and unrealized gain (loss)
on investments	(492)	—	(12)	—	(223)
Net increase (decrease) in net assets
resulting from operations	$(547)	$—	$(11)	$—	$(101)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$6	$—	$—	$1
Expenses:
Mortality and expense risks and other charges	—	9	—	—	—
Total expenses	—	9	—	—	—
Net investment income (loss)	—	(3)	—	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(8)	—	—	—
Capital gains distributions	90	58	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	86	50	1	—	—
Net unrealized appreciation
(depreciation) of investments	(68)	(125)	(2)	—	(7)
Net realized and unrealized gain (loss)
on investments	18	(75)	(1)	—	(7)
Net increase (decrease) in net assets
resulting from operations	$18	$(78)	$(1)	$—	$(6)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R
Net investment income (loss)
Investment income:
Dividends	$11	$7	$4	$12	$1
Expenses:
Mortality and expense risks and other charges	—	3	3	8	1
Total expenses	—	3	3	8	1
Net investment income (loss)	11	4	1	4	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	20	2	42	(3)
Capital gains distributions	88	—	14	49	9
Total realized gain (loss) on investments
and capital gains distributions	84	20	16	91	6
Net unrealized appreciation
(depreciation) of investments	(188)	(70)	(36)	(95)	(8)
Net realized and unrealized gain (loss)
on investments	(104)	(50)	(20)	(4)	(2)
Net increase (decrease) in net assets
resulting from operations	$(93)	$(46)	$(19)	$—	$(2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$88	$4,885	$4	$8,574	$749
Expenses:
Mortality and expense risks and other charges	37	2,590	11	2,795	2,833
Total expenses	37	2,590	11	2,795	2,833
Net investment income (loss)	51	2,295	(7)	5,779	(2,084)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	365	(997)	13	(7,095)	15,867
Capital gains distributions	81	3,641	46	26,977	9,084
Total realized gain (loss) on investments
and capital gains distributions	446	2,644	59	19,882	24,951
Net unrealized appreciation
(depreciation) of investments	(580)	(9,915)	(40)	(39,164)	(5,243)
Net realized and unrealized gain (loss)
on investments	(134)	(7,271)	19	(19,282)	19,708
Net increase (decrease) in net assets
resulting from operations	$(83)	$(4,976)	$12	$(13,503)	$17,624

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$739	$425	$13,372	$3,594	$—
Expenses:
Mortality and expense risks and other charges	129	298	12,141	2,084	—
Total expenses	129	298	12,141	2,084	—
Net investment income (loss)	610	127	1,231	1,510	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	(237)	28,924	5,336	3,813
Capital gains distributions	—	31	120,971	113	3,431
Total realized gain (loss) on investments
and capital gains distributions	(12)	(206)	149,895	5,449	7,244
Net unrealized appreciation
(depreciation) of investments	(1,118)	791	(151,601)	(6,756)	(5,517)
Net realized and unrealized gain (loss)
on investments	(1,130)	585	(1,706)	(1,307)	1,727
Net increase (decrease) in net assets
resulting from operations	$(520)	$712	$(475)	$203	$1,727

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$354	$25	$—	$—	$—
Expenses:
Mortality and expense risks and other charges	253	13	3	—	3
Total expenses	253	13	3	—	3
Net investment income (loss)	101	12	(3)	—	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	133	115	12	—	4
Capital gains distributions	1,536	148	23	—	25
Total realized gain (loss) on investments
and capital gains distributions	1,669	263	35	—	29
Net unrealized appreciation
(depreciation) of investments	(1,966)	(366)	(32)	(2)	(34)
Net realized and unrealized gain (loss)
on investments	(297)	(103)	3	(2)	(5)
Net increase (decrease) in net assets
resulting from operations	$(196)	$(91)	$—	$(2)	$(8)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Net investment income (loss)
Investment income:
Dividends	$760	$—	$35	$2,133	$—
Expenses:
Mortality and expense risks and other charges	1,087	—	89	3,609	—
Total expenses	1,087	—	89	3,609	—
Net investment income (loss)	(327)	—	(54)	(1,476)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9,906	—	2,152	9,107	—
Capital gains distributions	17,481	1	1,068	28,370	—
Total realized gain (loss) on investments
and capital gains distributions	27,387	1	3,220	37,477	—
Net unrealized appreciation
(depreciation) of investments	(36,873)	(1)	(2,417)	(19,558)	—
Net realized and unrealized gain (loss)
on investments	(9,486)	—	803	17,919	—
Net increase (decrease) in net assets
resulting from operations	$(9,813)	$—	$749	$16,443	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$—	$62	$—	$3	$2
Expenses:
Mortality and expense risks and other charges	—	11	9	2	3
Total expenses	—	11	9	2	3
Net investment income (loss)	—	51	(9)	1	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	235	(27)	5	29
Capital gains distributions	—	36	41	5	28
Total realized gain (loss) on investments
and capital gains distributions	—	271	14	10	57
Net unrealized appreciation
(depreciation) of investments	(1)	(371)	(160)	(12)	(50)
Net realized and unrealized gain (loss)
on investments	(1)	(100)	(146)	(2)	7
Net increase (decrease) in net assets
resulting from operations	$(1)	$(49)	$(155)	$(1)	$6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class	JPMorgan Government Bond Fund - Select Class
Net investment income (loss)
Investment income:
Dividends	$1	$1	$1	$3	$13
Expenses:
Mortality and expense risks and other charges	—	1	1	2	5
Total expenses	—	1	1	2	5
Net investment income (loss)	1	—	—	1	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	13	1	—	(9)
Capital gains distributions	—	—	15	2	15
Total realized gain (loss) on investments
and capital gains distributions	—	13	16	2	6
Net unrealized appreciation
(depreciation) of investments	(1)	(16)	(12)	(8)	(16)
Net realized and unrealized gain (loss)
on investments	(1)	(3)	4	(6)	(10)
Net increase (decrease) in net assets
resulting from operations	$—	$(3)	$4	$(5)	$(2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Net investment income (loss)
Investment income:
Dividends	$—	$3	$—	$—	$45
Expenses:
Mortality and expense risks and other charges	—	46	3	3	133
Total expenses	—	46	3	3	133
Net investment income (loss)	—	(43)	(3)	(3)	(88)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	411	1	9	428
Capital gains distributions	—	—	13	23	1,209
Total realized gain (loss) on investments
and capital gains distributions	—	411	14	32	1,637
Net unrealized appreciation
(depreciation) of investments	—	(661)	(27)	(25)	(2,189)
Net realized and unrealized gain (loss)
on investments	—	(250)	(13)	7	(552)
Net increase (decrease) in net assets
resulting from operations	$—	$(293)	$(16)	$4	$(640)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$13	$—	$—	$2	$9
Expenses:
Mortality and expense risks and other charges	8	—	2	1	9
Total expenses	8	—	2	1	9
Net investment income (loss)	5	—	(2)	1	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	—	—	11	145
Capital gains distributions	—	2	25	—	—
Total realized gain (loss) on investments
and capital gains distributions	(4)	2	25	11	145
Net unrealized appreciation
(depreciation) of investments	(9)	(2)	(55)	(3)	(204)
Net realized and unrealized gain (loss)
on investments	(13)	—	(30)	8	(59)
Net increase (decrease) in net assets
resulting from operations	$(8)	$—	$(32)	$9	$(59)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$4	$565	$—	$6
Expenses:
Mortality and expense risks and other charges	10	2	949	—	5
Total expenses	10	2	949	—	5
Net investment income (loss)	(10)	2	(384)	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	1	1,302	—	106
Capital gains distributions	242	25	5,822	—	37
Total realized gain (loss) on investments
and capital gains distributions	248	26	7,124	—	143
Net unrealized appreciation
(depreciation) of investments	(263)	(40)	(11,274)	—	(155)
Net realized and unrealized gain (loss)
on investments	(15)	(14)	(4,150)	—	(12)
Net increase (decrease) in net assets
resulting from operations	$(25)	$(12)	$(4,534)	$—	$(11)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class
Net investment income (loss)
Investment income:
Dividends	$15	$223	$—	$1	$—
Expenses:
Mortality and expense risks and other charges	—	124	—	1	5
Total expenses	—	124	—	1	5
Net investment income (loss)	15	99	—	—	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	55	—	—	2
Capital gains distributions	34	174	—	1	48
Total realized gain (loss) on investments
and capital gains distributions	34	229	—	1	50
Net unrealized appreciation
(depreciation) of investments	(54)	(496)	(2)	(2)	(50)
Net realized and unrealized gain (loss)
on investments	(20)	(267)	(2)	(1)	—
Net increase (decrease) in net assets
resulting from operations	$(5)	$(168)	$(2)	$(1)	$(5)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Neuberger Berman Socially Responsive Fund - Institutional Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$3	$121	$7	$846	$1
Expenses:
Mortality and expense risks and other charges	—	123	9	1,053	—
Total expenses	—	123	9	1,053	—
Net investment income (loss)	3	(2)	(2)	(207)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	276	143	1,346	(1)
Capital gains distributions	18	1,053	108	6,749	—
Total realized gain (loss) on investments
and capital gains distributions	18	1,329	251	8,095	(1)
Net unrealized appreciation
(depreciation) of investments	(22)	(1,510)	(155)	(2,512)	(9)
Net realized and unrealized gain (loss)
on investments	(4)	(181)	96	5,583	(10)
Net increase (decrease) in net assets
resulting from operations	$(1)	$(183)	$94	$5,376	$(9)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Nuveen Global Infrastructure Fund - Class I	Nuveen U.S. Infrastructure Bond Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$23	$39	$—	$847	$250
Expenses:
Mortality and expense risks and other charges	15	9	1	2,357	165
Total expenses	15	9	1	2,357	165
Net investment income (loss)	8	30	(1)	(1,510)	85

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(72)	(18)	4	14,284	107
Capital gains distributions	11	—	12	—	—
Total realized gain (loss) on investments
and capital gains distributions	(61)	(18)	16	14,284	107
Net unrealized appreciation
(depreciation) of investments	(36)	(48)	(12)	(48,643)	(5,820)
Net realized and unrealized gain (loss)
on investments	(97)	(66)	4	(34,359)	(5,713)
Net increase (decrease) in net assets
resulting from operations	$(89)	$(36)	$3	$(35,869)	$(5,628)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Discovery Mid Cap Growth Fund/VA
Net investment income (loss)
Investment income:
Dividends	$—	$2	$1	$—	$—
Expenses:
Mortality and expense risks and other charges	—	1	1	1	—
Total expenses	—	1	1	1	—
Net investment income (loss)	—	1	—	(1)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	(1)	—	—	—
Capital gains distributions	—	—	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	(5)	(1)	—	—	1
Net unrealized appreciation
(depreciation) of investments	(2)	(3)	(3)	15	—
Net realized and unrealized gain (loss)
on investments	(7)	(4)	(3)	15	1
Net increase (decrease) in net assets
resulting from operations	$(7)	$(3)	$(3)	$14	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Small Cap FundSM
Net investment income (loss)
Investment income:
Dividends	$3	$6	$1	$253	$—
Expenses:
Mortality and expense risks and other charges	2	1	1	244	—
Total expenses	2	1	1	244	—
Net investment income (loss)	1	5	—	9	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	—	3	1,938	—
Capital gains distributions	15	—	11	4,172	—
Total realized gain (loss) on investments
and capital gains distributions	17	—	14	6,110	—
Net unrealized appreciation
(depreciation) of investments	(11)	(8)	(12)	(7,906)	—
Net realized and unrealized gain (loss)
on investments	6	(8)	2	(1,796)	—
Net increase (decrease) in net assets
resulting from operations	$7	$(3)	$2	$(1,787)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Parnassus Core Equity FundSM - Investor Shares	Pax World Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$440	$361	$17	$4,425	$192
Expenses:
Mortality and expense risks and other charges	170	440	2	942	80
Total expenses	170	440	2	942	80
Net investment income (loss)	270	(79)	15	3,483	112

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	487	(167)	(10)	(2,671)	132
Capital gains distributions	1,449	2,842	—	—	764
Total realized gain (loss) on investments
and capital gains distributions	1,936	2,675	(10)	(2,671)	896
Net unrealized appreciation
(depreciation) of investments	(2,502)	(3,229)	(93)	(4,757)	(1,041)
Net realized and unrealized gain (loss)
on investments	(566)	(554)	(103)	(7,428)	(145)
Net increase (decrease) in net assets
resulting from operations	$(296)	$(633)	$(88)	$(3,945)	$(33)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$92	$47	$398	$1	$1,036
Expenses:
Mortality and expense risks and other charges	13	7	85	—	205
Total expenses	13	7	85	—	205
Net investment income (loss)	79	40	313	1	831

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	(28)	(1,077)	—	(671)
Capital gains distributions	13	—	1,345	1	741
Total realized gain (loss) on investments
and capital gains distributions	22	(28)	268	1	70
Net unrealized appreciation
(depreciation) of investments	(197)	(36)	(2,162)	(2)	(1,853)
Net realized and unrealized gain (loss)
on investments	(175)	(64)	(1,894)	(1)	(1,783)
Net increase (decrease) in net assets
resulting from operations	$(96)	$(24)	$(1,581)	$—	$(952)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund
Net investment income (loss)
Investment income:
Dividends	$1	$202	$2	$—	$2
Expenses:
Mortality and expense risks and other charges	—	88	—	—	1
Total expenses	—	88	—	—	1
Net investment income (loss)	1	114	2	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	560	10	—	(5)
Capital gains distributions	4	1,022	10	—	23
Total realized gain (loss) on investments
and capital gains distributions	—	1,582	20	—	18
Net unrealized appreciation
(depreciation) of investments	(7)	(2,004)	(24)	—	(29)
Net realized and unrealized gain (loss)
on investments	(7)	(422)	(4)	—	(11)
Net increase (decrease) in net assets
resulting from operations	$(6)	$(308)	$(2)	$—	$(10)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N
Net investment income (loss)
Investment income:
Dividends	$—	$1	$6	$4	$15
Expenses:
Mortality and expense risks and other charges	137	—	5	3	6
Total expenses	137	—	5	3	6
Net investment income (loss)	(137)	1	1	1	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	352	(2)	67	40	(1)
Capital gains distributions	907	152	89	16	16
Total realized gain (loss) on investments
and capital gains distributions	1,259	150	156	56	15
Net unrealized appreciation
(depreciation) of investments	(1,146)	(120)	(198)	(70)	(37)
Net realized and unrealized gain (loss)
on investments	113	30	(42)	(14)	(22)
Net increase (decrease) in net assets
resulting from operations	$(24)	$31	$(41)	$(13)	$(13)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4
Net investment income (loss)
Investment income:
Dividends	$8	$1,168	$4,930	$—	$—
Expenses:
Mortality and expense risks and other charges	8	162	1,557	—	—
Total expenses	8	162	1,557	—	—
Net investment income (loss)	—	1,006	3,373	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	(736)	(617)	—	—
Capital gains distributions	—	—	—	1	8
Total realized gain (loss) on investments
and capital gains distributions	14	(736)	(617)	1	8
Net unrealized appreciation
(depreciation) of investments	(27)	(1,886)	(11,410)	(2)	(5)
Net realized and unrealized gain (loss)
on investments	(13)	(2,622)	(12,027)	(1)	3
Net increase (decrease) in net assets
resulting from operations	$(13)	$(1,616)	$(8,654)	$(1)	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio
Net investment income (loss)
Investment income:
Dividends	$16	$—	$3	$6	$—
Expenses:
Mortality and expense risks and other charges	—	81	1	2	—
Total expenses	—	81	1	2	—
Net investment income (loss)	16	(81)	2	4	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(1,122)	—	17	—
Capital gains distributions	93	—	7	15	3
Total realized gain (loss) on investments
and capital gains distributions	91	(1,122)	7	32	3
Net unrealized appreciation
(depreciation) of investments	(130)	(1,097)	(13)	(36)	(4)
Net realized and unrealized gain (loss)
on investments	(39)	(2,219)	(6)	(4)	(1)
Net increase (decrease) in net assets
resulting from operations	$(23)	$(2,300)	$(4)	$—	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Growth Opportunities Fund - Class A	Voya Large Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$5,611	$—	$2
Expenses:
Mortality and expense risks and other charges	—	—	3,064	1	1
Total expenses	—	—	3,064	1	1
Net investment income (loss)	—	—	2,547	(1)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	1	2,985	—	(13)
Capital gains distributions	1	3	—	8	5
Total realized gain (loss) on investments
and capital gains distributions	1	4	2,985	8	(8)
Net unrealized appreciation
(depreciation) of investments	(3)	(3)	(13,339)	(2)	(7)
Net realized and unrealized gain (loss)
on investments	(2)	1	(10,354)	6	(15)
Net increase (decrease) in net assets
resulting from operations	$(2)	$1	$(7,807)	$5	$(14)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Real Estate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$43	$102	$36	$16,711	$85
Expenses:
Mortality and expense risks and other charges	8	25	9	3,612	6
Total expenses	8	25	9	3,612	6
Net investment income (loss)	35	77	27	13,099	79

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	265	(32)	(6)	(858)	7
Capital gains distributions	69	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	334	(32)	(6)	(858)	7
Net unrealized appreciation
(depreciation) of investments	(342)	(16)	(23)	(13,900)	(93)
Net realized and unrealized gain (loss)
on investments	(8)	(48)	(29)	(14,758)	(86)
Net increase (decrease) in net assets
resulting from operations	$27	$29	$(2)	$(1,659)	$(7)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Institutional Class	Voya Global Resources Portfolio - Service Class	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$47	$—	$1,269	$2	$1,853
Expenses:
Mortality and expense risks and other charges	17	—	145	—	208
Total expenses	17	—	145	—	208
Net investment income (loss)	30	—	1,124	2	1,645

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(30)	(7)	(3,988)	—	(332)
Capital gains distributions	66	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	36	(7)	(3,988)	—	(332)
Net unrealized appreciation
(depreciation) of investments	(169)	6	836	(3)	(1,979)
Net realized and unrealized gain (loss)
on investments	(133)	(1)	(3,152)	(3)	(2,311)
Net increase (decrease) in net assets
resulting from operations	$(103)	$(1)	$(2,028)	$(1)	$(666)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1,362	$—	$2,506	$20	$—
Expenses:
Mortality and expense risks and other charges	215	1	4,091	23	—
Total expenses	215	1	4,091	23	—
Net investment income (loss)	1,147	(1)	(1,585)	(3)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(321)	23	11,550	83	—
Capital gains distributions	—	20	43,367	537	1
Total realized gain (loss) on investments
and capital gains distributions	(321)	43	54,917	620	1
Net unrealized appreciation
(depreciation) of investments	(1,454)	(35)	(30,020)	(304)	(3)
Net realized and unrealized gain (loss)
on investments	(1,775)	8	24,897	316	(2)
Net increase (decrease) in net assets
resulting from operations	$(628)	$7	$23,312	$313	$(2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$6,539	$29	$—	$153	$3
Expenses:
Mortality and expense risks and other charges	3,442	9	—	133	4
Total expenses	3,442	9	—	133	4
Net investment income (loss)	3,097	20	—	20	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	21,710	(21)	—	1,533	8
Capital gains distributions	18,679	97	—	1,106	24
Total realized gain (loss) on investments
and capital gains distributions	40,389	76	—	2,639	32
Net unrealized appreciation
(depreciation) of investments	(62,632)	(200)	—	(2,856)	(37)
Net realized and unrealized gain (loss)
on investments	(22,243)	(124)	—	(217)	(5)
Net increase (decrease) in net assets
resulting from operations	$(19,146)	$(104)	$—	$(197)	$(6)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$303	$—	$—	$3,000	$1
Expenses:
Mortality and expense risks and other charges	70	—	—	792	—
Total expenses	70	—	—	792	—
Net investment income (loss)	233	—	—	2,208	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,899	(1)	(1)	4,591	6
Capital gains distributions	1,928	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	3,827	(1)	(1)	4,591	6
Net unrealized appreciation
(depreciation) of investments	(3,944)	(1)	(1)	(9,097)	(5)
Net realized and unrealized gain (loss)
on investments	(117)	(2)	(2)	(4,506)	1
Net increase (decrease) in net assets
resulting from operations	$116	$(2)	$(2)	$(2,298)	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$36	$848	$137	$87	$—
Expenses:
Mortality and expense risks and other charges	23	574	158	492	—
Total expenses	23	574	158	492	—
Net investment income (loss)	13	274	(21)	(405)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	150	4,820	1,311	1,498	3
Capital gains distributions	—	—	5,978	9,503	5
Total realized gain (loss) on investments
and capital gains distributions	150	4,820	7,289	11,001	8
Net unrealized appreciation
(depreciation) of investments	(109)	(4,118)	(7,770)	(11,836)	(8)
Net realized and unrealized gain (loss)
on investments	41	702	(481)	(835)	—
Net increase (decrease) in net assets
resulting from operations	$54	$976	$(502)	$(1,240)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$783	$855	$2	$306	$220
Expenses:
Mortality and expense risks and other charges	100	239	1	212	190
Total expenses	100	239	1	212	190
Net investment income (loss)	683	616	1	94	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	725	1,335	(20)	(981)	(747)
Capital gains distributions	3,068	3,641	20	1,332	1,212
Total realized gain (loss) on investments
and capital gains distributions	3,793	4,976	—	351	465
Net unrealized appreciation
(depreciation) of investments	(5,190)	(6,614)	(52)	(3,910)	(3,685)
Net realized and unrealized gain (loss)
on investments	(1,397)	(1,638)	(52)	(3,559)	(3,220)
Net increase (decrease) in net assets
resulting from operations	$(714)	$(1,022)	$(51)	$(3,465)	$(3,190)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$137	$48	$1	$4
Expenses:
Mortality and expense risks and other charges	—	133	219	—	1
Total expenses	—	133	219	—	1
Net investment income (loss)	—	4	(171)	1	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	557	711	—	9
Capital gains distributions	3	3,508	2,731	4	51
Total realized gain (loss) on investments
and capital gains distributions	7	4,065	3,442	4	60
Net unrealized appreciation
(depreciation) of investments	(7)	(5,369)	(4,375)	(2)	(43)
Net realized and unrealized gain (loss)
on investments	—	(1,304)	(933)	2	17
Net increase (decrease) in net assets
resulting from operations	$—	$(1,300)	$(1,104)	$3	$20

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$3,336	$7,929	$24	$2,119	$1
Expenses:
Mortality and expense risks and other charges	928	5,615	5	791	—
Total expenses	928	5,615	5	791	—
Net investment income (loss)	2,408	2,314	19	1,328	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,786	5,532	64	9,682	8
Capital gains distributions	26,319	77,308	180	13,379	—
Total realized gain (loss) on investments
and capital gains distributions	28,105	82,840	244	23,061	8
Net unrealized appreciation
(depreciation) of investments	(20,669)	(60,977)	(374)	(32,856)	(10)
Net realized and unrealized gain (loss)
on investments	7,436	21,863	(130)	(9,795)	(2)
Net increase (decrease) in net assets
resulting from operations	$9,844	$24,177	$(111)	$(8,467)	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$73	$23	$161	$1	$3
Expenses:
Mortality and expense risks and other charges	79	6	61	1,680	1
Total expenses	79	6	61	1,680	1
Net investment income (loss)	(6)	17	100	(1,679)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	674	33	288	—	5
Capital gains distributions	—	23	176	26	—
Total realized gain (loss) on investments
and capital gains distributions	674	56	464	26	5
Net unrealized appreciation
(depreciation) of investments	(854)	(135)	(1,061)	—	(11)
Net realized and unrealized gain (loss)
on investments	(180)	(79)	(597)	26	(6)
Net increase (decrease) in net assets
resulting from operations	$(186)	$(62)	$(497)	$(1,653)	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Aggregate Bond Portfolio - Adviser Class	Voya Aggregate Bond Portfolio - Initial Class	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$2	$91	$170	$7,931	$—
Expenses:
Mortality and expense risks and other charges	2	4	7	932	1
Total expenses	2	4	7	932	1
Net investment income (loss)	0	87	163	6,999	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	(216)	(297)	(17,373)	(11)
Capital gains distributions	—	110	171	8,805	—
Total realized gain (loss) on investments
and capital gains distributions	14	(106)	(126)	(8,568)	(11)
Net unrealized appreciation
(depreciation) of investments	7	19	(35)	1,265	(4)
Net realized and unrealized gain (loss)
on investments	21	(87)	(161)	(7,303)	(15)
Net increase (decrease) in net assets
resulting from operations	$21	$—	$2	$(304)	$(16)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Initial Class	Voya Index Solution 2015 Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$103	$33	$34
Expenses:
Mortality and expense risks and other charges	822	4	13	5	6
Total expenses	822	4	13	5	6
Net investment income (loss)	(822)	(4)	90	28	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(520)	(19)	(485)	(141)	(163)
Capital gains distributions	—	—	356	131	157
Total realized gain (loss) on investments
and capital gains distributions	(520)	(19)	(129)	(10)	(6)
Net unrealized appreciation
(depreciation) of investments	(3,281)	(22)	4	(14)	(15)
Net realized and unrealized gain (loss)
on investments	(3,801)	(41)	(125)	(24)	(21)
Net increase (decrease) in net assets
resulting from operations	$(4,623)	$(45)	$(35)	$4	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$102	$48	$55	$109	$47
Expenses:
Mortality and expense risks and other charges	49	22	23	58	22
Total expenses	49	22	23	58	22
Net investment income (loss)	53	26	32	51	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	26	(98)	148	53	15
Capital gains distributions	443	240	332	619	312
Total realized gain (loss) on investments
and capital gains distributions	469	142	480	672	327
Net unrealized appreciation
(depreciation) of investments	(726)	(252)	(587)	(1,035)	(483)
Net realized and unrealized gain (loss)
on investments	(257)	(110)	(107)	(363)	(156)
Net increase (decrease) in net assets
resulting from operations	$(204)	$(84)	$(75)	$(312)	$(131)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$33	$80	$14	$20	$12
Expenses:
Mortality and expense risks and other charges	15	52	10	13	9
Total expenses	15	52	10	13	9
Net investment income (loss)	18	28	4	7	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	143	2	(6)	121	5
Capital gains distributions	270	582	119	220	80
Total realized gain (loss) on investments
and capital gains distributions	413	584	113	341	85
Net unrealized appreciation
(depreciation) of investments	(483)	(928)	(152)	(399)	(139)
Net realized and unrealized gain (loss)
on investments	(70)	(344)	(39)	(58)	(54)
Net increase (decrease) in net assets
resulting from operations	$(52)	$(316)	$(35)	$(51)	$(51)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$7	$3	$21	$4	$4
Expenses:
Mortality and expense risks and other charges	6	2	21	7	5
Total expenses	6	2	21	7	5
Net investment income (loss)	1	1	—	(3)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(18)	28	(103)	10	(19)
Capital gains distributions	59	32	59	13	15
Total realized gain (loss) on investments
and capital gains distributions	41	60	(44)	23	(4)
Net unrealized appreciation
(depreciation) of investments	(66)	(77)	(49)	(31)	(25)
Net realized and unrealized gain (loss)
on investments	(25)	(17)	(93)	(8)	(29)
Net increase (decrease) in net assets
resulting from operations	$(24)	$(16)	$(93)	$(11)	$(30)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Adviser Class	Voya Solution 2015 Portfolio - Initial Class	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2015 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$29	$143	$2,621	$295	$14
Expenses:
Mortality and expense risks and other charges	2	9	337	31	2
Total expenses	2	9	337	31	2
Net investment income (loss)	27	134	2,284	264	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	(278)	(748)	(297)	7
Capital gains distributions	85	334	6,842	820	50
Total realized gain (loss) on investments
and capital gains distributions	104	56	6,094	523	57
Net unrealized appreciation
(depreciation) of investments	(115)	(136)	(7,397)	(671)	(71)
Net realized and unrealized gain (loss)
on investments	(11)	(80)	(1,303)	(148)	(14)
Net increase (decrease) in net assets
resulting from operations	$16	$54	$981	$116	$(2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$83	$4,464	$415	$5	$112
Expenses:
Mortality and expense risks and other charges	13	1,157	89	1	21
Total expenses	13	1,157	89	1	21
Net investment income (loss)	70	3,307	326	4	91

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(76)	5,642	533	3	1
Capital gains distributions	244	14,206	1,414	19	380
Total realized gain (loss) on investments
and capital gains distributions	168	19,848	1,947	22	381
Net unrealized appreciation
(depreciation) of investments	(289)	(24,431)	(2,361)	(26)	(526)
Net realized and unrealized gain (loss)
on investments	(121)	(4,583)	(414)	(4)	(145)
Net increase (decrease) in net assets
resulting from operations	$(51)	$(1,276)	$(88)	$—	$(54)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$4,398	$382	$2	$52	$3,040
Expenses:
Mortality and expense risks and other charges	1,085	90	—	10	778
Total expenses	1,085	90	—	10	778
Net investment income (loss)	3,313	292	2	42	2,262

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,332	423	5	(39)	4,977
Capital gains distributions	16,082	1,521	12	231	14,627
Total realized gain (loss) on investments
and capital gains distributions	21,414	1,944	17	192	19,604
Net unrealized appreciation
(depreciation) of investments	(26,629)	(2,376)	(19)	(245)	(23,651)
Net realized and unrealized gain (loss)
on investments	(5,215)	(432)	(2)	(53)	(4,047)
Net increase (decrease) in net assets
resulting from operations	$(1,902)	$(140)	$—	$(11)	$(1,785)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$221	$23	$328	$24	$132
Expenses:
Mortality and expense risks and other charges	52	7	102	6	45
Total expenses	52	7	102	6	45
Net investment income (loss)	169	16	226	18	87

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	253	(22)	196	20	71
Capital gains distributions	1,158	80	1,214	95	364
Total realized gain (loss) on investments
and capital gains distributions	1,411	58	1,410	115	435
Net unrealized appreciation
(depreciation) of investments	(1,696)	(85)	(1,937)	(154)	(595)
Net realized and unrealized gain (loss)
on investments	(285)	(27)	(527)	(39)	(160)
Net increase (decrease) in net assets
resulting from operations	$(116)	$(11)	$(301)	$(21)	$(73)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5	$113	$497	$28	$156
Expenses:
Mortality and expense risks and other charges	2	22	308	22	57
Total expenses	2	22	308	22	57
Net investment income (loss)	3	91	189	6	99

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	9	230	22	67
Capital gains distributions	7	133	644	38	327
Total realized gain (loss) on investments
and capital gains distributions	6	142	874	60	394
Net unrealized appreciation
(depreciation) of investments	(25)	(302)	(2,374)	(194)	(573)
Net realized and unrealized gain (loss)
on investments	(19)	(160)	(1,500)	(134)	(179)
Net increase (decrease) in net assets
resulting from operations	$(16)	$(69)	$(1,311)	$(128)	$(80)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2	$352	$833	$—	$388
Expenses:
Mortality and expense risks and other charges	—	89	412	1	1,407
Total expenses	—	89	412	1	1,407
Net investment income (loss)	2	263	421	(1)	(1,019)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	421	2,688	31	10,285
Capital gains distributions	26	3,572	10,128	31	12,217
Total realized gain (loss) on investments
and capital gains distributions	25	3,993	12,816	62	22,502
Net unrealized appreciation
(depreciation) of investments	(30)	(4,659)	(14,488)	(81)	(30,374)
Net realized and unrealized gain (loss)
on investments	(5)	(666)	(1,672)	(19)	(7,872)
Net increase (decrease) in net assets
resulting from operations	$(3)	$(403)	$(1,251)	$(20)	$(8,891)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$127	$1	$19	$46	$10
Expenses:
Mortality and expense risks and other charges	146	1	50	16	2
Total expenses	146	1	50	16	2
Net investment income (loss)	(19)	—	(31)	30	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	942	2	300	244	20
Capital gains distributions	1,673	—	—	210	—
Total realized gain (loss) on investments
and capital gains distributions	2,615	2	300	454	20
Net unrealized appreciation
(depreciation) of investments	(2,308)	(10)	(540)	(549)	(62)
Net realized and unrealized gain (loss)
on investments	307	(8)	(240)	(95)	(42)
Net increase (decrease) in net assets
resulting from operations	$288	$(8)	$(271)	$(65)	$(34)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1,571	$29	$7,352	$35	$1
Expenses:
Mortality and expense risks and other charges	687	6	3,274	14	1
Total expenses	687	6	3,274	14	1
Net investment income (loss)	884	23	4,078	21	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,233	48	7,913	(195)	53
Capital gains distributions	—	129	25,763	201	56
Total realized gain (loss) on investments
and capital gains distributions	2,233	177	33,676	6	109
Net unrealized appreciation
(depreciation) of investments	(7,841)	(247)	(47,533)	(111)	(122)
Net realized and unrealized gain (loss)
on investments	(5,608)	(70)	(13,857)	(105)	(13)
Net increase (decrease) in net assets
resulting from operations	$(4,724)	$(47)	$(9,779)	$(84)	$(13)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$65	$399	$6	$8,505	$15
Expenses:
Mortality and expense risks and other charges	62	621	2	5,989	12
Total expenses	62	621	2	5,989	12
Net investment income (loss)	3	(222)	4	2,516	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	167	3,116	29	18,144	74
Capital gains distributions	1,019	9,283	45	44,066	93
Total realized gain (loss) on investments
and capital gains distributions	1,186	12,399	74	62,210	167
Net unrealized appreciation
(depreciation) of investments	(1,463)	(14,700)	(59)	(46,393)	(144)
Net realized and unrealized gain (loss)
on investments	(277)	(2,301)	15	15,817	23
Net increase (decrease) in net assets
resulting from operations	$(274)	$(2,523)	$19	$18,333	$26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2,018	$38	$—	$—	$—
Expenses:
Mortality and expense risks and other charges	336	4	1	4,255	8
Total expenses	336	4	1	4,255	8
Net investment income (loss)	1,682	34	(1)	(4,255)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	485	12	16	11,531	75
Capital gains distributions	—	—	64	61,053	153
Total realized gain (loss) on investments
and capital gains distributions	485	12	80	72,584	228
Net unrealized appreciation
(depreciation) of investments	(3,974)	(91)	(74)	(63,982)	(201)
Net realized and unrealized gain (loss)
on investments	(3,489)	(79)	6	8,602	27
Net increase (decrease) in net assets
resulting from operations	$(1,807)	$(45)	$5	$4,347	$19

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$14	$3,811
Expenses:
Mortality and expense risks and other charges	5	3,242	25	1	986
Total expenses	5	3,242	25	1	986
Net investment income (loss)	(5)	(3,242)	(25)	13	2,825

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	151	11,431	544	—	(851)
Capital gains distributions	230	51,579	609	—	—
Total realized gain (loss) on investments
and capital gains distributions	381	63,010	1,153	—	(851)
Net unrealized appreciation
(depreciation) of investments	(234)	(26,952)	(711)	(28)	(5,844)
Net realized and unrealized gain (loss)
on investments	147	36,058	442	(28)	(6,695)
Net increase (decrease) in net assets
resulting from operations	$142	$32,816	$417	$(15)	$(3,870)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Core Equity Research Fund - Class A	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$12	$—	$25	$1,183	$1,946
Expenses:
Mortality and expense risks and other charges	1	—	4	354	727
Total expenses	1	—	4	354	727
Net investment income (loss)	11	—	21	829	1,219

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	8	(3)	2,097	(1,027)
Capital gains distributions	—	20	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	17	28	(3)	2,097	(1,027)
Net unrealized appreciation
(depreciation) of investments	(43)	(26)	(33)	(3,341)	(1,708)
Net realized and unrealized gain (loss)
on investments	(26)	2	(36)	(1,244)	(2,735)
Net increase (decrease) in net assets
resulting from operations	$(15)	$2	$(15)	$(415)	$(1,516)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Value Advantage Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,924	$23	$25,529	$5	$667
Expenses:
Mortality and expense risks and other charges	627	5	14,416	3	758
Total expenses	627	5	14,416	3	758
Net investment income (loss)	1,297	18	11,113	2	(91)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	502	40	37,636	12	(129)
Capital gains distributions	—	69	58,686	14	—
Total realized gain (loss) on investments
and capital gains distributions	502	109	96,322	26	(129)
Net unrealized appreciation
(depreciation) of investments	(2,691)	(163)	(138,230)	(38)	(6,145)
Net realized and unrealized gain (loss)
on investments	(2,189)	(54)	(41,908)	(12)	(6,274)
Net increase (decrease) in net assets
resulting from operations	$(892)	$(36)	$(30,795)	$(10)	$(6,365)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Global Value Advantage Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$69	$5,457	$4	$3,283	$2
Expenses:
Mortality and expense risks and other charges	130	3,423	1	3,244	1
Total expenses	130	3,423	1	3,244	1
Net investment income (loss)	(61)	2,034	3	39	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(59)	13,323	49	6,597	24
Capital gains distributions	—	—	—	48,820	49
Total realized gain (loss) on investments
and capital gains distributions	(59)	13,323	49	55,417	73
Net unrealized appreciation
(depreciation) of investments	(768)	(15,795)	(50)	(64,084)	(81)
Net realized and unrealized gain (loss)
on investments	(827)	(2,472)	(1)	(8,667)	(8)
Net increase (decrease) in net assets
resulting from operations	$(888)	$(438)	$2	$(8,628)	$(7)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,297	$2	$943	$—	$260
Expenses:
Mortality and expense risks and other charges	1,391	1	292	—	228
Total expenses	1,391	1	292	—	228
Net investment income (loss)	(94)	1	651	—	32

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,979	8	865	—	1,292
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	3,979	8	865	—	1,292
Net unrealized appreciation
(depreciation) of investments	(9,642)	(19)	(2,367)	—	8
Net realized and unrealized gain (loss)
on investments	(5,663)	(11)	(1,502)	—	1,300
Net increase (decrease) in net assets
resulting from operations	$(5,757)	$(10)	$(851)	$—	$1,332

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$10	$926	$6	$7	$130
Expenses:
Mortality and expense risks and other charges	4	490	4	5	88
Total expenses	4	490	4	5	88
Net investment income (loss)	6	436	2	2	42

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	23	2,482	13	34	457
Capital gains distributions	—	—	—	5	118
Total realized gain (loss) on investments
and capital gains distributions	23	2,482	13	39	575
Net unrealized appreciation
(depreciation) of investments	44	(2,184)	(11)	(58)	(1,037)
Net realized and unrealized gain (loss)
on investments	67	298	2	(19)	(462)
Net increase (decrease) in net assets
resulting from operations	$73	$734	$4	$(17)	$(420)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$76	$902	$340	$734	$1
Expenses:
Mortality and expense risks and other charges	104	501	278	1,408	1
Total expenses	104	501	278	1,408	1
Net investment income (loss)	(28)	401	62	(674)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	923	1,225	494	1,534	1
Capital gains distributions	—	5,568	2,742	21,200	45
Total realized gain (loss) on investments
and capital gains distributions	923	6,793	3,236	22,734	46
Net unrealized appreciation
(depreciation) of investments	(1,158)	(10,211)	(5,225)	(24,326)	(50)
Net realized and unrealized gain (loss)
on investments	(235)	(3,418)	(1,989)	(1,592)	(4)
Net increase (decrease) in net assets
resulting from operations	$(263)	$(3,017)	$(1,927)	$(2,266)	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya International Value Portfolio - Class I	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$293	$235	$1	$—	$—
Expenses:
Mortality and expense risks and other charges	109	68	—	1,205	8
Total expenses	109	68	—	1,205	8
Net investment income (loss)	184	167	1	(1,205)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(68)	4,251	20	2,102	51
Capital gains distributions	26	—	—	19,188	186
Total realized gain (loss) on investments
and capital gains distributions	(42)	4,251	20	21,290	237
Net unrealized appreciation
(depreciation) of investments	(229)	(2,734)	(16)	(20,540)	(236)
Net realized and unrealized gain (loss)
on investments	(271)	1,517	4	750	1
Net increase (decrease) in net assets
resulting from operations	$(87)	$1,684	$5	$(455)	$(7)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Net investment income (loss)
Investment income:
Dividends	$—	$—	$678	$8	$—
Expenses:
Mortality and expense risks and other charges	437	—	370	601	506
Total expenses	437	—	370	601	506
Net investment income (loss)	(437)	—	308	(593)	(506)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,208	10	(1,173)	4,423	1,229
Capital gains distributions	4,785	14	4,049	19,814	11,268
Total realized gain (loss) on investments
and capital gains distributions	5,993	24	2,876	24,237	12,497
Net unrealized appreciation
(depreciation) of investments	(6,776)	(25)	(3,521)	(23,911)	(12,873)
Net realized and unrealized gain (loss)
on investments	(783)	(1)	(645)	326	(376)
Net increase (decrease) in net assets
resulting from operations	$(1,220)	$(1)	$(337)	$(267)	$(882)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$69	$2,542	$—	$767
Expenses:
Mortality and expense risks and other charges	21	1,340	1	1,277
Total expenses	21	1,340	1	1,277
Net investment income (loss)	48	1,202	(1)	(510)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	879	1,593	(3)	213
Capital gains distributions	151	5,060	28	1,646
Total realized gain (loss) on investments
and capital gains distributions	1,030	6,653	25	1,859
Net unrealized appreciation
(depreciation) of investments	(1,118)	(9,504)	(36)	(7,715)
Net realized and unrealized gain (loss)
on investments	(88)	(2,851)	(11)	(5,856)
Net increase (decrease) in net assets
resulting from operations	$(40)	$(1,649)	$(12)	$(6,366)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	AB Growth and Income Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5
Net assets at January 1, 2014	$183	$674	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	14	158	—	—
Net unrealized appreciation (depreciation)
of investments	1	(115)	—	—
Net increase (decrease) in net assets resulting from
operations	15	44	—	—
Changes from principal transactions:
Total unit transactions	3	(275)	—	32
Increase (decrease) in net assets derived from
principal transactions	3	(275)	—	32
Total increase (decrease) in net assets	18	(231)	—	32
Net assets at December 31, 2014	201	443	—	32

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	11	2
Total realized gain (loss) on investments
and capital gains distributions	25	37	(8)	—
Net unrealized appreciation (depreciation)
of investments	(26)	(37)	(122)	(3)
Net increase (decrease) in net assets resulting from
operations	(1)	1	(119)	(1)
Changes from principal transactions:
Total unit transactions	(31)	40	2,171	16
Increase (decrease) in net assets derived from
principal transactions	(31)	40	2,171	16
Total increase (decrease) in net assets	(32)	41	2,052	15
Net assets at December 31, 2015	$169	$484	$2,052	$47

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Net assets at January 1, 2014	$4,574	$38	$217	$63

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	(1)	4	—
Total realized gain (loss) on investments
and capital gains distributions	618	16	17	9
Net unrealized appreciation (depreciation)
of investments	(419)	(9)	(27)	(4)
Net increase (decrease) in net assets resulting from
operations	154	6	(6)	5
Changes from principal transactions:
Total unit transactions	(671)	46	197	(17)
Increase (decrease) in net assets derived from
principal transactions	(671)	46	197	(17)
Total increase (decrease) in net assets	(517)	52	191	(12)
Net assets at December 31, 2014	4,057	90	408	51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	(1)	3	—
Total realized gain (loss) on investments
and capital gains distributions	221	10	4	(3)
Net unrealized appreciation (depreciation)
of investments	(381)	(12)	(22)	(2)
Net increase (decrease) in net assets resulting from
operations	(198)	(3)	(15)	(5)
Changes from principal transactions:
Total unit transactions	(250)	(12)	60	(35)
Increase (decrease) in net assets derived from
principal transactions	(250)	(12)	60	(35)
Total increase (decrease) in net assets	(448)	(15)	45	(40)
Net assets at December 31, 2015	$3,609	$75	$453	$11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net assets at January 1, 2014	$356	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	1	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	83	—	18	—
Net unrealized appreciation (depreciation)
of investments	(15)	(1)	(14)	—
Net increase (decrease) in net assets resulting from
operations	65	—	3	—
Changes from principal transactions:
Total unit transactions	21	35	228	—
Increase (decrease) in net assets derived from
principal transactions	21	35	228	—
Total increase (decrease) in net assets	86	35	231	—
Net assets at December 31, 2014	442	35	231	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	5	(7)	—
Total realized gain (loss) on investments
and capital gains distributions	83	(2)	45	—
Net unrealized appreciation (depreciation)
of investments	(85)	(11)	(135)	(2)
Net increase (decrease) in net assets resulting from
operations	(6)	(8)	(97)	(2)
Changes from principal transactions:
Total unit transactions	(178)	126	696	11
Increase (decrease) in net assets derived from
principal transactions	(178)	126	696	11
Total increase (decrease) in net assets	(184)	118	599	9
Net assets at December 31, 2015	$258	$153	$830	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A
Net assets at January 1, 2014	$318	$26,065	$40,151	$723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(268)	(77)	(4)
Total realized gain (loss) on investments
and capital gains distributions	81	1,117	2,286	200
Net unrealized appreciation (depreciation)
of investments	(55)	1,045	521	(67)
Net increase (decrease) in net assets resulting from
operations	23	1,894	2,730	129
Changes from principal transactions:
Total unit transactions	82	(787)	(3,249)	483
Increase (decrease) in net assets derived from
principal transactions	82	(787)	(3,249)	483
Total increase (decrease) in net assets	105	1,107	(519)	612
Net assets at December 31, 2014	423	27,172	39,632	1,335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(277)	25	(7)
Total realized gain (loss) on investments
and capital gains distributions	41	1,355	5,500	263
Net unrealized appreciation (depreciation)
of investments	(72)	(57)	(7,990)	(166)
Net increase (decrease) in net assets resulting from
operations	(34)	1,021	(2,465)	90
Changes from principal transactions:
Total unit transactions	(84)	(2,060)	(3,845)	(200)
Increase (decrease) in net assets derived from
principal transactions	(84)	(2,060)	(3,845)	(200)
Total increase (decrease) in net assets	(118)	(1,039)	(6,310)	(110)
Net assets at December 31, 2015	$305	$26,133	$33,322	$1,225
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Alger Green Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net assets at January 1, 2014	$4,212	$246	$25	$584

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	3	1	9
Total realized gain (loss) on investments
and capital gains distributions	614	7	—	144
Net unrealized appreciation (depreciation)
of investments	(439)	12	2	(148)
Net increase (decrease) in net assets resulting from
operations	134	22	3	5
Changes from principal transactions:
Total unit transactions	(571)	(7)	(1)	(41)
Increase (decrease) in net assets derived from
principal transactions	(571)	(7)	(1)	(41)
Total increase (decrease) in net assets	(437)	15	2	(36)
Net assets at December 31, 2014	3,775	261	27	548

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	4	1	5
Total realized gain (loss) on investments
and capital gains distributions	231	3	—	67
Net unrealized appreciation (depreciation)
of investments	(138)	(33)	(2)	(122)
Net increase (decrease) in net assets resulting from
operations	52	(26)	(1)	(50)
Changes from principal transactions:
Total unit transactions	(119)	12	—	37
Increase (decrease) in net assets derived from
principal transactions	(119)	12	—	37
Total increase (decrease) in net assets	(67)	(14)	(1)	(13)
Net assets at December 31, 2015	$3,708	$247	$26	$535

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class
Net assets at January 1, 2014	$39,761	$72,426	$7,353	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(241)	425	48	—
Total realized gain (loss) on investments
and capital gains distributions	4,825	4,884	1,036	4
Net unrealized appreciation (depreciation)
of investments	215	510	(523)	(1)
Net increase (decrease) in net assets resulting from
operations	4,799	5,819	561	3
Changes from principal transactions:
Total unit transactions	(2,098)	(3,433)	(597)	61
Increase (decrease) in net assets derived from
principal transactions	(2,098)	(3,433)	(597)	61
Total increase (decrease) in net assets	2,701	2,386	(36)	64
Net assets at December 31, 2014	42,462	74,812	7,317	64

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(221)	304	47	—
Total realized gain (loss) on investments
and capital gains distributions	5,002	7,968	1,354	6
Net unrealized appreciation (depreciation)
of investments	(5,331)	(11,164)	(1,312)	(14)
Net increase (decrease) in net assets resulting from
operations	(550)	(2,892)	89	(8)
Changes from principal transactions:
Total unit transactions	(4,189)	(7,179)	(2,303)	62
Increase (decrease) in net assets derived from
principal transactions	(4,189)	(7,179)	(2,303)	62
Total increase (decrease) in net assets	(4,739)	(10,071)	(2,214)	54
Net assets at December 31, 2015	$37,723	$64,741	$5,103	$118

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4
Net assets at January 1, 2014	$32,860	$9,649	$1,936	$51,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	128	68	5	110
Total realized gain (loss) on investments
and capital gains distributions	(698)	859	319	6,922
Net unrealized appreciation (depreciation)
of investments	1,104	146	(166)	(2,028)
Net increase (decrease) in net assets resulting from
operations	534	1,073	158	5,004
Changes from principal transactions:
Total unit transactions	(4,371)	184	76	11,192
Increase (decrease) in net assets derived from
principal transactions	(4,371)	184	76	11,192
Total increase (decrease) in net assets	(3,837)	1,257	234	16,196
Net assets at December 31, 2014	29,023	10,906	2,170	67,392

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	73	8	403
Total realized gain (loss) on investments
and capital gains distributions	(767)	1,466	381	6,103
Net unrealized appreciation (depreciation)
of investments	(19)	(2,319)	(331)	(4,824)
Net increase (decrease) in net assets resulting from
operations	(823)	(780)	58	1,682
Changes from principal transactions:
Total unit transactions	(3,864)	(728)	(854)	3,098
Increase (decrease) in net assets derived from
principal transactions	(3,864)	(728)	(854)	3,098
Total increase (decrease) in net assets	(4,687)	(1,508)	(796)	4,780
Net assets at December 31, 2015	$24,336	$9,398	$1,374	$72,172

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares
Net assets at January 1, 2014	$888	$740	$10,567	$10,284

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	(1)	(44)	(28)
Total realized gain (loss) on investments
and capital gains distributions	87	168	2,427	399
Net unrealized appreciation (depreciation)
of investments	73	(103)	(1,387)	(611)
Net increase (decrease) in net assets resulting from
operations	185	64	996	(240)
Changes from principal transactions:
Total unit transactions	1,081	(107)	349	3,048
Increase (decrease) in net assets derived from
principal transactions	1,081	(107)	349	3,048
Total increase (decrease) in net assets	1,266	(43)	1,345	2,808
Net assets at December 31, 2014	2,154	697	11,912	13,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	1	(56)	(85)
Total realized gain (loss) on investments
and capital gains distributions	152	91	2,275	419
Net unrealized appreciation (depreciation)
of investments	(289)	(133)	(2,958)	(1,190)
Net increase (decrease) in net assets resulting from
operations	(91)	(41)	(739)	(856)
Changes from principal transactions:
Total unit transactions	1,093	(105)	476	2,322
Increase (decrease) in net assets derived from
principal transactions	1,093	(105)	476	2,322
Total increase (decrease) in net assets	1,002	(146)	(263)	1,466
Net assets at December 31, 2015	$3,156	$551	$11,649	$14,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net assets at January 1, 2014	$33,435	$1,434	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(334)	17	—	—
Total realized gain (loss) on investments
and capital gains distributions	8,889	131	—	—
Net unrealized appreciation (depreciation)
of investments	(5,131)	(21)	—	—
Net increase (decrease) in net assets resulting from
operations	3,424	127	—	—
Changes from principal transactions:
Total unit transactions	10,560	136	—	—
Increase (decrease) in net assets derived from
principal transactions	10,560	136	—	—
Total increase (decrease) in net assets	13,984	263	—	—
Net assets at December 31, 2014	47,419	1,697	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(259)	16	2	99
Total realized gain (loss) on investments
and capital gains distributions	2,894	335	16	1,156
Net unrealized appreciation (depreciation)
of investments	(7,281)	(360)	(14)	(1,697)
Net increase (decrease) in net assets resulting from
operations	(4,646)	(9)	4	(442)
Changes from principal transactions:
Total unit transactions	(8,855)	(415)	167	12,939
Increase (decrease) in net assets derived from
principal transactions	(8,855)	(415)	167	12,939
Total increase (decrease) in net assets	(13,501)	(424)	171	12,497
Net assets at December 31, 2015	$33,918	$1,273	$171	$12,497

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net assets at January 1, 2014	$—	$16,116	$9,244	$52,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(107)	105	253
Total realized gain (loss) on investments
and capital gains distributions	2	3,462	54	4,303
Net unrealized appreciation (depreciation)
of investments	(2)	(2,555)	241	(281)
Net increase (decrease) in net assets resulting from
operations	—	800	400	4,275
Changes from principal transactions:
Total unit transactions	21	(133)	(327)	(3,484)
Increase (decrease) in net assets derived from
principal transactions	21	(133)	(327)	(3,484)
Total increase (decrease) in net assets	21	667	73	791
Net assets at December 31, 2014	21	16,783	9,317	53,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(56)	97	(502)
Total realized gain (loss) on investments
and capital gains distributions	6	2,301	73	453
Net unrealized appreciation (depreciation)
of investments	(11)	(3,348)	(247)	(1,649)
Net increase (decrease) in net assets resulting from
operations	(4)	(1,103)	(77)	(1,698)
Changes from principal transactions:
Total unit transactions	49	(2,975)	853	(2,627)
Increase (decrease) in net assets derived from
principal transactions	49	(2,975)	853	(2,627)
Total increase (decrease) in net assets	45	(4,078)	776	(4,325)
Net assets at December 31, 2015	$66	$12,705	$10,093	$49,166

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A
Net assets at January 1, 2014	$—	$685	$2,434	$103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	11	69	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	12	281	18
Net unrealized appreciation (depreciation)
of investments	—	—	626	(17)
Net increase (decrease) in net assets resulting from
operations	—	23	976	—
Changes from principal transactions:
Total unit transactions	—	67	3,268	(3)
Increase (decrease) in net assets derived from
principal transactions	—	67	3,268	(3)
Total increase (decrease) in net assets	—	90	4,244	(3)
Net assets at December 31, 2014	—	775	6,678	100

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	13	117	(1)
Total realized gain (loss) on investments
and capital gains distributions	(2)	30	990	25
Net unrealized appreciation (depreciation)
of investments	(11)	(74)	(991)	(24)
Net increase (decrease) in net assets resulting from
operations	(9)	(31)	116	—
Changes from principal transactions:
Total unit transactions	339	106	1,182	(53)
Increase (decrease) in net assets derived from
principal transactions	339	106	1,182	(53)
Total increase (decrease) in net assets	330	75	1,298	(53)
Net assets at December 31, 2015	$330	$850	$7,976	$47

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares
Net assets at January 1, 2014	$54	$5,980	$2	$313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(32)	—	—
Total realized gain (loss) on investments
and capital gains distributions	9	1,832	—	82
Net unrealized appreciation (depreciation)
of investments	(8)	(1,014)	—	(67)
Net increase (decrease) in net assets resulting from
operations	—	786	—	15
Changes from principal transactions:
Total unit transactions	4	3,650	—	(40)
Increase (decrease) in net assets derived from
principal transactions	4	3,650	—	(40)
Total increase (decrease) in net assets	4	4,436	—	(25)
Net assets at December 31, 2014	58	10,416	2	288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(55)	—	1
Total realized gain (loss) on investments
and capital gains distributions	4	1,670	—	89
Net unrealized appreciation (depreciation)
of investments	(4)	(2,162)	—	(101)
Net increase (decrease) in net assets resulting from
operations	(1)	(547)	—	(11)
Changes from principal transactions:
Total unit transactions	(50)	(1,359)	—	29
Increase (decrease) in net assets derived from
principal transactions	(50)	(1,359)	—	29
Total increase (decrease) in net assets	(51)	(1,906)	—	18
Net assets at December 31, 2015	$7	$8,510	$2	$306

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A
Net assets at January 1, 2014	$—	$1,887	$—	$109

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	86	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	2	—	38
Net unrealized appreciation (depreciation)
of investments	—	13	—	(24)
Net increase (decrease) in net assets resulting from
operations	—	101	—	13
Changes from principal transactions:
Total unit transactions	—	2,474	—	570
Increase (decrease) in net assets derived from
principal transactions	—	2,474	—	570
Total increase (decrease) in net assets	—	2,575	—	583
Net assets at December 31, 2014	—	4,462	—	692

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	122	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	(27)	86	50
Net unrealized appreciation (depreciation)
of investments	—	(196)	(68)	(125)
Net increase (decrease) in net assets resulting from
operations	—	(101)	18	(78)
Changes from principal transactions:
Total unit transactions	1	103	1,392	375
Increase (decrease) in net assets derived from
principal transactions	1	103	1,392	375
Total increase (decrease) in net assets	1	2	1,410	297
Net assets at December 31, 2015	$1	$4,464	$1,410	$989

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Deutsche Small Cap Growth Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class	U.S. Targeted Value Portfolio - Institutional Class
Net assets at January 1, 2014	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	2	—	—	—
Net unrealized appreciation (depreciation)
of investments	(1)	—	—	—
Net increase (decrease) in net assets resulting from
operations	1	—	—	—
Changes from principal transactions:
Total unit transactions	23	—	—	—
Increase (decrease) in net assets derived from
principal transactions	23	—	—	—
Total increase (decrease) in net assets	24	—	—	—
Net assets at December 31, 2014	24	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	11
Total realized gain (loss) on investments
and capital gains distributions	1	—	—	84
Net unrealized appreciation (depreciation)
of investments	(2)	—	(7)	(188)
Net increase (decrease) in net assets resulting from
operations	(1)	—	(6)	(93)
Changes from principal transactions:
Total unit transactions	4	34	192	2,505
Increase (decrease) in net assets derived from
principal transactions	4	34	192	2,505
Total increase (decrease) in net assets	3	34	186	2,412
Net assets at December 31, 2015	$27	$34	$186	$2,412

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R
Net assets at January 1, 2014	$380	$128	$676	$131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	2	6	—
Total realized gain (loss) on investments
and capital gains distributions	20	20	74	45
Net unrealized appreciation (depreciation)
of investments	(28)	4	3	(33)
Net increase (decrease) in net assets resulting from
operations	(3)	26	83	12
Changes from principal transactions:
Total unit transactions	16	148	(13)	(50)
Increase (decrease) in net assets derived from
principal transactions	16	148	(13)	(50)
Total increase (decrease) in net assets	13	174	70	(38)
Net assets at December 31, 2014	393	302	746	93

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1	4	—
Total realized gain (loss) on investments
and capital gains distributions	20	16	91	6
Net unrealized appreciation (depreciation)
of investments	(70)	(36)	(95)	(8)
Net increase (decrease) in net assets resulting from
operations	(46)	(19)	—	(2)
Changes from principal transactions:
Total unit transactions	(16)	45	37	(3)
Increase (decrease) in net assets derived from
principal transactions	(16)	45	37	(3)
Total increase (decrease) in net assets	(62)	26	37	(5)
Net assets at December 31, 2015	$331	$328	$783	$88

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2014	$8,662	$314,660	$729	$306,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	1,386	(9)	5,435
Total realized gain (loss) on investments
and capital gains distributions	650	970	187	4,145
Net unrealized appreciation (depreciation)
of investments	(926)	(13,038)	(72)	12,997
Net increase (decrease) in net assets resulting from
operations	(243)	(10,682)	106	22,577
Changes from principal transactions:
Total unit transactions	(1,319)	(8,450)	99	(27,320)
Increase (decrease) in net assets derived from
principal transactions	(1,319)	(8,450)	99	(27,320)
Total increase (decrease) in net assets	(1,562)	(19,132)	205	(4,743)
Net assets at December 31, 2014	7,100	295,528	934	301,864

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	2,295	(7)	5,779
Total realized gain (loss) on investments
and capital gains distributions	446	2,644	59	19,882
Net unrealized appreciation (depreciation)
of investments	(580)	(9,915)	(40)	(39,164)
Net increase (decrease) in net assets resulting from
operations	(83)	(4,976)	12	(13,503)
Changes from principal transactions:
Total unit transactions	(744)	(8,643)	234	(34,475)
Increase (decrease) in net assets derived from
principal transactions	(744)	(8,643)	234	(34,475)
Total increase (decrease) in net assets	(827)	(13,619)	246	(47,978)
Net assets at December 31, 2015	$6,273	$281,909	$1,180	$253,886

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2014	$275,001	$11,354	$36,312	$1,320,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,239)	575	107	665
Total realized gain (loss) on investments
and capital gains distributions	9,482	101	(700)	56,881
Net unrealized appreciation (depreciation)
of investments	20,363	(692)	(2,504)	82,142
Net increase (decrease) in net assets resulting from
operations	27,606	(16)	(3,097)	139,688
Changes from principal transactions:
Total unit transactions	(10,109)	813	(3,332)	(80,851)
Increase (decrease) in net assets derived from
principal transactions	(10,109)	813	(3,332)	(80,851)
Total increase (decrease) in net assets	17,497	797	(6,429)	58,837
Net assets at December 31, 2014	292,498	12,151	29,883	1,379,550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,084)	610	127	1,231
Total realized gain (loss) on investments
and capital gains distributions	24,951	(12)	(206)	149,895
Net unrealized appreciation (depreciation)
of investments	(5,243)	(1,118)	791	(151,601)
Net increase (decrease) in net assets resulting from
operations	17,624	(520)	712	(475)
Changes from principal transactions:
Total unit transactions	(22,700)	(1,190)	(330)	(149,550)
Increase (decrease) in net assets derived from
principal transactions	(22,700)	(1,190)	(330)	(149,550)
Total increase (decrease) in net assets	(5,076)	(1,710)	382	(150,025)
Net assets at December 31, 2015	$287,422	$10,441	$30,265	$1,229,525

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R
Net assets at January 1, 2014	$153,676	$27,855	$23,250	$2,610

Increase (decrease) in net assets
Operations:
Net investment income (loss)	837	74	75	34
Total realized gain (loss) on investments
and capital gains distributions	4,424	1,808	1,359	221
Net unrealized appreciation (depreciation)
of investments	13,593	(162)	(368)	(144)
Net increase (decrease) in net assets resulting from
operations	18,854	1,720	1,066	111
Changes from principal transactions:
Total unit transactions	3,561	(111)	(1,655)	(128)
Increase (decrease) in net assets derived from
principal transactions	3,561	(111)	(1,655)	(128)
Total increase (decrease) in net assets	22,415	1,609	(589)	(17)
Net assets at December 31, 2014	176,091	29,464	22,661	2,593

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,510	—	101	12
Total realized gain (loss) on investments
and capital gains distributions	5,449	7,244	1,669	263
Net unrealized appreciation (depreciation)
of investments	(6,756)	(5,517)	(1,966)	(366)
Net increase (decrease) in net assets resulting from
operations	203	1,727	(196)	(91)
Changes from principal transactions:
Total unit transactions	632	(31,188)	(1,089)	(873)
Increase (decrease) in net assets derived from
principal transactions	632	(31,188)	(1,089)	(873)
Total increase (decrease) in net assets	835	(29,461)	(1,285)	(964)
Net assets at December 31, 2015	$176,926	$3	$21,376	$1,629
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2014	$—	$—	$759	$144,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(3)	(405)
Total realized gain (loss) on investments
and capital gains distributions	4	—	160	15,126
Net unrealized appreciation (depreciation)
of investments	4	(1)	(136)	(15,311)
Net increase (decrease) in net assets resulting from
operations	8	(1)	21	(590)
Changes from principal transactions:
Total unit transactions	89	4	(474)	(11,303)
Increase (decrease) in net assets derived from
principal transactions	89	4	(474)	(11,303)
Total increase (decrease) in net assets	97	3	(453)	(11,893)
Net assets at December 31, 2014	97	3	306	132,108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	(3)	(327)
Total realized gain (loss) on investments
and capital gains distributions	35	—	29	27,387
Net unrealized appreciation (depreciation)
of investments	(32)	(2)	(34)	(36,873)
Net increase (decrease) in net assets resulting from
operations	—	(2)	(8)	(9,813)
Changes from principal transactions:
Total unit transactions	207	4	(11)	(18,931)
Increase (decrease) in net assets derived from
principal transactions	207	4	(11)	(18,931)
Total increase (decrease) in net assets	207	2	(19)	(28,744)
Net assets at December 31, 2015	$304	$5	$287	$103,364

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Net assets at January 1, 2014	$—	$15,914	$363,914	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(88)	(2,242)	—
Total realized gain (loss) on investments
and capital gains distributions	1	2,781	40,146	—
Net unrealized appreciation (depreciation)
of investments	—	(1,397)	(8,466)	—
Net increase (decrease) in net assets resulting from
operations	1	1,296	29,438	—
Changes from principal transactions:
Total unit transactions	2	(490)	(13,292)	—
Increase (decrease) in net assets derived from
principal transactions	2	(490)	(13,292)	—
Total increase (decrease) in net assets	3	806	16,146	—
Net assets at December 31, 2014	3	16,720	380,060	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(54)	(1,476)	—
Total realized gain (loss) on investments
and capital gains distributions	1	3,220	37,477	—
Net unrealized appreciation (depreciation)
of investments	(1)	(2,417)	(19,558)	—
Net increase (decrease) in net assets resulting from
operations	—	749	16,443	—
Changes from principal transactions:
Total unit transactions	6	(3,724)	(26,352)	—
Increase (decrease) in net assets derived from
principal transactions	6	(3,724)	(26,352)	—
Total increase (decrease) in net assets	6	(2,975)	(9,909)	—
Net assets at December 31, 2015	$9	$13,745	$370,151	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Aspen Series Balanced Portfolio - Institutional Shares
Net assets at January 1, 2014	$4	$2,392	$—	$153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	56	—	1
Total realized gain (loss) on investments
and capital gains distributions	—	182	—	9
Net unrealized appreciation (depreciation)
of investments	—	(54)	—	1
Net increase (decrease) in net assets resulting from
operations	—	184	—	11
Changes from principal transactions:
Total unit transactions	1	46	31	(17)
Increase (decrease) in net assets derived from
principal transactions	1	46	31	(17)
Total increase (decrease) in net assets	1	230	31	(6)
Net assets at December 31, 2014	5	2,622	31	147

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	51	(9)	1
Total realized gain (loss) on investments
and capital gains distributions	—	271	14	10
Net unrealized appreciation (depreciation)
of investments	(1)	(371)	(160)	(12)
Net increase (decrease) in net assets resulting from
operations	(1)	(49)	(155)	(1)
Changes from principal transactions:
Total unit transactions	1	(539)	1,993	(14)
Increase (decrease) in net assets derived from
principal transactions	1	(539)	1,993	(14)
Total increase (decrease) in net assets	—	(588)	1,838	(15)
Net assets at December 31, 2015	$5	$2,034	$1,869	$132

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares
Net assets at January 1, 2014	$326	$38	$161	$78

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	1	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	56	—	27	9
Net unrealized appreciation (depreciation)
of investments	(19)	—	(16)	1
Net increase (decrease) in net assets resulting from
operations	34	1	11	9
Changes from principal transactions:
Total unit transactions	(78)	1	(70)	(5)
Increase (decrease) in net assets derived from
principal transactions	(78)	1	(70)	(5)
Total increase (decrease) in net assets	(44)	2	(59)	4
Net assets at December 31, 2014	282	40	102	82

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	57	—	13	16
Net unrealized appreciation (depreciation)
of investments	(50)	(1)	(16)	(12)
Net increase (decrease) in net assets resulting from
operations	6	—	(3)	4
Changes from principal transactions:
Total unit transactions	(39)	(3)	(27)	(2)
Increase (decrease) in net assets derived from
principal transactions	(39)	(3)	(27)	(2)
Total increase (decrease) in net assets	(33)	(3)	(30)	2
Net assets at December 31, 2015	$249	$37	$72	$84

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class	JPMorgan Government Bond Fund - Select Class	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Net assets at January 1, 2014	$—	$242	$—	$3,922

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	—	(19)
Total realized gain (loss) on investments
and capital gains distributions	1	(4)	—	325
Net unrealized appreciation (depreciation)
of investments	2	9	—	131
Net increase (decrease) in net assets resulting from
operations	4	8	—	437
Changes from principal transactions:
Total unit transactions	64	176	—	(175)
Increase (decrease) in net assets derived from
principal transactions	64	176	—	(175)
Total increase (decrease) in net assets	68	184	—	262
Net assets at December 31, 2014	68	426	—	4,184

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	8	—	(43)
Total realized gain (loss) on investments
and capital gains distributions	2	6	—	411
Net unrealized appreciation (depreciation)
of investments	(8)	(16)	—	(661)
Net increase (decrease) in net assets resulting from
operations	(5)	(2)	—	(293)
Changes from principal transactions:
Total unit transactions	184	538	—	1,305
Increase (decrease) in net assets derived from
principal transactions	184	538	—	1,305
Total increase (decrease) in net assets	179	536	—	1,012
Net assets at December 31, 2015	$247	$962	$—	$5,196

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y
Net assets at January 1, 2014	$—	$411	$15,591	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	(99)	2
Total realized gain (loss) on investments
and capital gains distributions	2	107	2,999	(1)
Net unrealized appreciation (depreciation)
of investments	1	(104)	(2,344)	(1)
Net increase (decrease) in net assets resulting from
operations	3	—	556	—
Changes from principal transactions:
Total unit transactions	93	(63)	(1,832)	373
Increase (decrease) in net assets derived from
principal transactions	93	(63)	(1,832)	373
Total increase (decrease) in net assets	96	(63)	(1,276)	373
Net assets at December 31, 2014	96	348	14,315	373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(3)	(88)	5
Total realized gain (loss) on investments
and capital gains distributions	14	32	1,637	(4)
Net unrealized appreciation (depreciation)
of investments	(27)	(25)	(2,189)	(9)
Net increase (decrease) in net assets resulting from
operations	(16)	4	(640)	(8)
Changes from principal transactions:
Total unit transactions	276	23	(1,209)	844
Increase (decrease) in net assets derived from
principal transactions	276	23	(1,209)	844
Total increase (decrease) in net assets	260	27	(1,849)	836
Net assets at December 31, 2015	$356	$375	$12,466	$1,209

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A
Net assets at January 1, 2014	$—	$259	$46	$997

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	50	—	28
Net unrealized appreciation (depreciation)
of investments	—	(43)	3	87
Net increase (decrease) in net assets resulting from
operations	—	5	3	112
Changes from principal transactions:
Total unit transactions	—	10	1,209	46
Increase (decrease) in net assets derived from
principal transactions	—	10	1,209	46
Total increase (decrease) in net assets	—	15	1,212	158
Net assets at December 31, 2014	—	274	1,258	1,155

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	1	—
Total realized gain (loss) on investments
and capital gains distributions	2	25	11	145
Net unrealized appreciation (depreciation)
of investments	(2)	(55)	(3)	(204)
Net increase (decrease) in net assets resulting from
operations	—	(32)	9	(59)
Changes from principal transactions:
Total unit transactions	10	35	(1,224)	(230)
Increase (decrease) in net assets derived from
principal transactions	10	35	(1,224)	(230)
Total increase (decrease) in net assets	10	3	(1,215)	(289)
Net assets at December 31, 2015	$10	$277	$43	$866

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3
Net assets at January 1, 2014	$1,450	$264	$104,684	$637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	—	(535)	—
Total realized gain (loss) on investments
and capital gains distributions	384	54	1,491	134
Net unrealized appreciation (depreciation)
of investments	(367)	(38)	9,387	(134)
Net increase (decrease) in net assets resulting from
operations	6	16	10,343	—
Changes from principal transactions:
Total unit transactions	(202)	(15)	(10,441)	(635)
Increase (decrease) in net assets derived from
principal transactions	(202)	(15)	(10,441)	(635)
Total increase (decrease) in net assets	(196)	1	(98)	(635)
Net assets at December 31, 2014	1,254	265	104,586	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	2	(384)	—
Total realized gain (loss) on investments
and capital gains distributions	248	26	7,124	—
Net unrealized appreciation (depreciation)
of investments	(263)	(40)	(11,274)	—
Net increase (decrease) in net assets resulting from
operations	(25)	(12)	(4,534)	—
Changes from principal transactions:
Total unit transactions	(51)	41	(8,477)	—
Increase (decrease) in net assets derived from
principal transactions	(51)	41	(8,477)	—
Total increase (decrease) in net assets	(76)	29	(13,011)	—
Net assets at December 31, 2015	$1,178	$294	$91,575	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3
Net assets at January 1, 2014	$660	$—	$3,490	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	77	—
Total realized gain (loss) on investments
and capital gains distributions	44	—	37	—
Net unrealized appreciation (depreciation)
of investments	27	—	174	—
Net increase (decrease) in net assets resulting from
operations	70	—	288	—
Changes from principal transactions:
Total unit transactions	(8)	—	6,833	1
Increase (decrease) in net assets derived from
principal transactions	(8)	—	6,833	1
Total increase (decrease) in net assets	62	—	7,121	1
Net assets at December 31, 2014	722	—	10,611	1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	15	99	—
Total realized gain (loss) on investments
and capital gains distributions	143	34	229	—
Net unrealized appreciation (depreciation)
of investments	(155)	(54)	(496)	(2)
Net increase (decrease) in net assets resulting from
operations	(11)	(5)	(168)	(2)
Changes from principal transactions:
Total unit transactions	(592)	3,641	5,299	39
Increase (decrease) in net assets derived from
principal transactions	(592)	3,641	5,299	39
Total increase (decrease) in net assets	(603)	3,636	5,131	37
Net assets at December 31, 2015	$119	$3,636	$15,742	$38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Institutional Class	Neuberger Berman Socially Responsive Fund - Trust Class
Net assets at January 1, 2014	$—	$198	$—	$14,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	—	(5)
Total realized gain (loss) on investments
and capital gains distributions	—	59	—	2,720
Net unrealized appreciation (depreciation)
of investments	(1)	(44)	—	(1,516)
Net increase (decrease) in net assets resulting from
operations	(1)	13	—	1,199
Changes from principal transactions:
Total unit transactions	14	262	—	(2,299)
Increase (decrease) in net assets derived from
principal transactions	14	262	—	(2,299)
Total increase (decrease) in net assets	13	275	—	(1,100)
Net assets at December 31, 2014	13	473	—	13,345

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	3	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	50	18	1,329
Net unrealized appreciation (depreciation)
of investments	(2)	(50)	(22)	(1,510)
Net increase (decrease) in net assets resulting from
operations	(1)	(5)	(1)	(183)
Changes from principal transactions:
Total unit transactions	78	41	386	(1,353)
Increase (decrease) in net assets derived from
principal transactions	78	41	386	(1,353)
Total increase (decrease) in net assets	77	36	385	(1,536)
Net assets at December 31, 2015	$90	$509	$385	$11,809

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I
Net assets at January 1, 2014	$2,417	$114,954	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(272)	—	16
Total realized gain (loss) on investments
and capital gains distributions	339	8,102	1	72
Net unrealized appreciation (depreciation)
of investments	(286)	(4,995)	(3)	(84)
Net increase (decrease) in net assets resulting from
operations	48	2,835	(2)	4
Changes from principal transactions:
Total unit transactions	(353)	4,062	29	1,193
Increase (decrease) in net assets derived from
principal transactions	(353)	4,062	29	1,193
Total increase (decrease) in net assets	(305)	6,897	27	1,197
Net assets at December 31, 2014	2,112	121,851	27	1,197

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(207)	1	8
Total realized gain (loss) on investments
and capital gains distributions	251	8,095	(1)	(61)
Net unrealized appreciation (depreciation)
of investments	(155)	(2,512)	(9)	(36)
Net increase (decrease) in net assets resulting from
operations	94	5,376	(9)	(89)
Changes from principal transactions:
Total unit transactions	(135)	3,410	165	(79)
Increase (decrease) in net assets derived from
principal transactions	(135)	3,410	165	(79)
Total increase (decrease) in net assets	(41)	8,786	156	(168)
Net assets at December 31, 2015	$2,071	$130,637	$183	$1,029

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Nuveen U.S. Infrastructure Bond Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Net assets at January 1, 2014	$—	$106	$280,181	$39,124

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	(2,119)	62
Total realized gain (loss) on investments
and capital gains distributions	—	20	20,835	1,162
Net unrealized appreciation (depreciation)
of investments	1	(5)	(34,012)	(3,251)
Net increase (decrease) in net assets resulting from
operations	2	14	(15,296)	(2,027)
Changes from principal transactions:
Total unit transactions	202	(16)	(15,191)	1,614
Increase (decrease) in net assets derived from
principal transactions	202	(16)	(15,191)	1,614
Total increase (decrease) in net assets	204	(2)	(30,487)	(413)
Net assets at December 31, 2014	204	104	249,694	38,711

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(1)	(1,510)	85
Total realized gain (loss) on investments
and capital gains distributions	(18)	16	14,284	107
Net unrealized appreciation (depreciation)
of investments	(48)	(12)	(48,643)	(5,820)
Net increase (decrease) in net assets resulting from
operations	(36)	3	(35,869)	(5,628)
Changes from principal transactions:
Total unit transactions	667	(22)	(16,411)	831
Increase (decrease) in net assets derived from
principal transactions	667	(22)	(16,411)	831
Total increase (decrease) in net assets	631	(19)	(52,280)	(4,797)
Net assets at December 31, 2015	$835	$85	$197,414	$33,914

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y
Net assets at January 1, 2014	$15	$141	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	(8)	—	—
Net unrealized appreciation (depreciation)
of investments	(4)	6	—	—
Net increase (decrease) in net assets resulting from
operations	(5)	1	—	—
Changes from principal transactions:
Total unit transactions	11	(85)	10	12
Increase (decrease) in net assets derived from
principal transactions	11	(85)	10	12
Total increase (decrease) in net assets	6	(84)	10	12
Net assets at December 31, 2014	21	57	10	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	(5)	(1)	—	—
Net unrealized appreciation (depreciation)
of investments	(2)	(3)	(3)	15
Net increase (decrease) in net assets resulting from
operations	(7)	(3)	(3)	14
Changes from principal transactions:
Total unit transactions	10	—	107	137
Increase (decrease) in net assets derived from
principal transactions	10	—	107	137
Total increase (decrease) in net assets	3	(3)	104	151
Net assets at December 31, 2015	$24	$54	$114	$163

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA
Net assets at January 1, 2014	$46	$261	$99	$77

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	3	—
Total realized gain (loss) on investments
and capital gains distributions	3	22	—	5
Net unrealized appreciation (depreciation)
of investments	(14)	(19)	(2)	2
Net increase (decrease) in net assets resulting from
operations	(12)	4	1	7
Changes from principal transactions:
Total unit transactions	(19)	(43)	(2)	(10)
Increase (decrease) in net assets derived from
principal transactions	(19)	(43)	(2)	(10)
Total increase (decrease) in net assets	(31)	(39)	(1)	(3)
Net assets at December 31, 2014	15	222	98	74

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	5	—
Total realized gain (loss) on investments
and capital gains distributions	1	17	—	14
Net unrealized appreciation (depreciation)
of investments	—	(11)	(8)	(12)
Net increase (decrease) in net assets resulting from
operations	1	7	(3)	2
Changes from principal transactions:
Total unit transactions	(1)	(4)	1	(10)
Increase (decrease) in net assets derived from
principal transactions	(1)	(4)	1	(10)
Total increase (decrease) in net assets	—	3	(2)	(8)
Net assets at December 31, 2015	$15	$225	$96	$66
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Small Cap FundSM	Parnassus Core Equity FundSM - Investor Shares	Pax World Balanced Fund - Individual Investor Class
Net assets at January 1, 2014	$23,499	$—	$7,389	$49,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	—	100	(72)
Total realized gain (loss) on investments
and capital gains distributions	5,490	—	381	4,164
Net unrealized appreciation (depreciation)
of investments	(2,793)	—	1,222	(949)
Net increase (decrease) in net assets resulting from
operations	2,706	—	1,703	3,143
Changes from principal transactions:
Total unit transactions	2,149	—	8,279	(7,639)
Increase (decrease) in net assets derived from
principal transactions	2,149	—	8,279	(7,639)
Total increase (decrease) in net assets	4,855	—	9,982	(4,496)
Net assets at December 31, 2014	28,354	—	17,371	44,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	—	270	(79)
Total realized gain (loss) on investments
and capital gains distributions	6,110	—	1,936	2,675
Net unrealized appreciation (depreciation)
of investments	(7,906)	—	(2,502)	(3,229)
Net increase (decrease) in net assets resulting from
operations	(1,787)	—	(296)	(633)
Changes from principal transactions:
Total unit transactions	(1,217)	—	4,319	(3,897)
Increase (decrease) in net assets derived from
principal transactions	(1,217)	—	4,319	(3,897)
Total increase (decrease) in net assets	(3,004)	—	4,023	(4,530)
Net assets at December 31, 2015	$25,350	$—	$21,394	$40,388

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A
Net assets at January 1, 2014	$—	$148,758	$4,551	$1,966

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	829	134	73
Total realized gain (loss) on investments
and capital gains distributions	—	(541)	799	117
Net unrealized appreciation (depreciation)
of investments	(2)	3,343	(164)	(206)
Net increase (decrease) in net assets resulting from
operations	(2)	3,631	769	(16)
Changes from principal transactions:
Total unit transactions	16	(24,985)	3,118	73
Increase (decrease) in net assets derived from
principal transactions	16	(24,985)	3,118	73
Total increase (decrease) in net assets	14	(21,354)	3,887	57
Net assets at December 31, 2014	14	127,404	8,438	2,023

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	3,483	112	79
Total realized gain (loss) on investments
and capital gains distributions	(10)	(2,671)	896	22
Net unrealized appreciation (depreciation)
of investments	(93)	(4,757)	(1,041)	(197)
Net increase (decrease) in net assets resulting from
operations	(88)	(3,945)	(33)	(96)
Changes from principal transactions:
Total unit transactions	606	(22,159)	1,901	(200)
Increase (decrease) in net assets derived from
principal transactions	606	(22,159)	1,901	(200)
Total increase (decrease) in net assets	518	(26,104)	1,868	(296)
Net assets at December 31, 2015	$532	$101,300	$10,306	$1,727

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Pioneer Strategic Income Fund - Class A	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net assets at January 1, 2014	$1,357	$12,937	$—	$30,910

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	(24)	—	1,064
Total realized gain (loss) on investments
and capital gains distributions	11	(84)	—	3,219
Net unrealized appreciation (depreciation)
of investments	(3)	(1,498)	—	(4,183)
Net increase (decrease) in net assets resulting from
operations	53	(1,606)	—	100
Changes from principal transactions:
Total unit transactions	(56)	(960)	9	(7,740)
Increase (decrease) in net assets derived from
principal transactions	(56)	(960)	9	(7,740)
Total increase (decrease) in net assets	(3)	(2,566)	9	(7,640)
Net assets at December 31, 2014	1,354	10,371	9	23,270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40	313	1	831
Total realized gain (loss) on investments
and capital gains distributions	(28)	268	1	70
Net unrealized appreciation (depreciation)
of investments	(36)	(2,162)	(2)	(1,853)
Net increase (decrease) in net assets resulting from
operations	(24)	(1,581)	—	(952)
Changes from principal transactions:
Total unit transactions	(141)	(1,191)	47	(3,483)
Increase (decrease) in net assets derived from
principal transactions	(141)	(1,191)	47	(3,483)
Total increase (decrease) in net assets	(165)	(2,772)	47	(4,435)
Net assets at December 31, 2015	$1,189	$7,599	$56	$18,835

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4	Royce Total Return Fund - K Class
Net assets at January 1, 2014	$—	$9,524	$122	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	44	1	—
Total realized gain (loss) on investments
and capital gains distributions	2	1,318	17	—
Net unrealized appreciation (depreciation)
of investments	(2)	(305)	(8)	—
Net increase (decrease) in net assets resulting from
operations	—	1,057	10	—
Changes from principal transactions:
Total unit transactions	23	394	(18)	—
Increase (decrease) in net assets derived from
principal transactions	23	394	(18)	—
Total increase (decrease) in net assets	23	1,451	(8)	—
Net assets at December 31, 2014	23	10,975	114	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	114	2	—
Total realized gain (loss) on investments
and capital gains distributions	—	1,582	20	—
Net unrealized appreciation (depreciation)
of investments	(7)	(2,004)	(24)	—
Net increase (decrease) in net assets resulting from
operations	(6)	(308)	(2)	—
Changes from principal transactions:
Total unit transactions	25	(692)	(11)	—
Increase (decrease) in net assets derived from
principal transactions	25	(692)	(11)	—
Total increase (decrease) in net assets	19	(1,000)	(13)	—
Net assets at December 31, 2015	$42	$9,975	$101	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class
Net assets at January 1, 2014	$—	$12,144	$—	$928

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(122)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	1,629	—	172
Net unrealized appreciation (depreciation)
of investments	—	(1,432)	—	(84)
Net increase (decrease) in net assets resulting from
operations	—	75	—	87
Changes from principal transactions:
Total unit transactions	—	(378)	—	20
Increase (decrease) in net assets derived from
principal transactions	—	(378)	—	20
Total increase (decrease) in net assets	—	(303)	—	107
Net assets at December 31, 2014	—	11,841	—	1,035

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(137)	1	1
Total realized gain (loss) on investments
and capital gains distributions	18	1,259	150	156
Net unrealized appreciation (depreciation)
of investments	(29)	(1,146)	(120)	(198)
Net increase (decrease) in net assets resulting from
operations	(10)	(24)	31	(41)
Changes from principal transactions:
Total unit transactions	447	2,886	3,953	(84)
Increase (decrease) in net assets derived from
principal transactions	447	2,886	3,953	(84)
Total increase (decrease) in net assets	437	2,862	3,984	(125)
Net assets at December 31, 2015	$437	$14,703	$3,984	$910

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class
Net assets at January 1, 2014	$285	$—	$1,820	$39,880

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	34	2,457
Total realized gain (loss) on investments
and capital gains distributions	52	—	117	87
Net unrealized appreciation (depreciation)
of investments	(15)	—	(357)	(2,001)
Net increase (decrease) in net assets resulting from
operations	37	—	(206)	543
Changes from principal transactions:
Total unit transactions	8	—	(12)	(2,335)
Increase (decrease) in net assets derived from
principal transactions	8	—	(12)	(2,335)
Total increase (decrease) in net assets	45	—	(218)	(1,792)
Net assets at December 31, 2014	330	—	1,602	38,088

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	9	—	1,006
Total realized gain (loss) on investments
and capital gains distributions	56	15	14	(736)
Net unrealized appreciation (depreciation)
of investments	(70)	(37)	(27)	(1,886)
Net increase (decrease) in net assets resulting from
operations	(13)	(13)	(13)	(1,616)
Changes from principal transactions:
Total unit transactions	(63)	2,484	(1,090)	(4,465)
Increase (decrease) in net assets derived from
principal transactions	(63)	2,484	(1,090)	(4,465)
Total increase (decrease) in net assets	(76)	2,471	(1,103)	(6,081)
Net assets at December 31, 2015	$254	$2,471	$499	$32,007

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	Touchstone Value Fund - Institutional Class
Net assets at January 1, 2014	$200,725	$—	$46	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,282	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	4,700	—	4	—
Net unrealized appreciation (depreciation)
of investments	(13,460)	—	(7)	—
Net increase (decrease) in net assets resulting from
operations	1,522	—	(3)	—
Changes from principal transactions:
Total unit transactions	(22,193)	4	2	—
Increase (decrease) in net assets derived from
principal transactions	(22,193)	4	2	—
Total increase (decrease) in net assets	(20,671)	4	(1)	—
Net assets at December 31, 2014	180,054	4	45	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,373	—	—	16
Total realized gain (loss) on investments
and capital gains distributions	(617)	1	8	91
Net unrealized appreciation (depreciation)
of investments	(11,410)	(2)	(5)	(130)
Net increase (decrease) in net assets resulting from
operations	(8,654)	(1)	3	(23)
Changes from principal transactions:
Total unit transactions	(27,361)	16	3	1,609
Increase (decrease) in net assets derived from
principal transactions	(27,361)	16	3	1,609
Total increase (decrease) in net assets	(36,015)	15	6	1,586
Net assets at December 31, 2015	$144,039	$19	$51	$1,586

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio
Net assets at January 1, 2014	$6,749	$107	$245	$23

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	1	4	—
Total realized gain (loss) on investments
and capital gains distributions	(2,413)	5	25	4
Net unrealized appreciation (depreciation)
of investments	735	3	(6)	(3)
Net increase (decrease) in net assets resulting from
operations	(1,667)	9	23	1
Changes from principal transactions:
Total unit transactions	4,013	—	(19)	—
Increase (decrease) in net assets derived from
principal transactions	4,013	—	(19)	—
Total increase (decrease) in net assets	2,346	9	4	1
Net assets at December 31, 2014	9,095	116	249	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(81)	2	4	—
Total realized gain (loss) on investments
and capital gains distributions	(1,122)	7	32	3
Net unrealized appreciation (depreciation)
of investments	(1,097)	(13)	(36)	(4)
Net increase (decrease) in net assets resulting from
operations	(2,300)	(4)	—	(1)
Changes from principal transactions:
Total unit transactions	419	4	(12)	3
Increase (decrease) in net assets derived from
principal transactions	419	4	(12)	3
Total increase (decrease) in net assets	(1,881)	—	(12)	2
Net assets at December 31, 2015	$7,214	$116	$237	$26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Growth Opportunities Fund - Class A
Net assets at January 1, 2014	$—	$20	$317,105	$107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1,725	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	2	4,635	17
Net unrealized appreciation (depreciation)
of investments	—	(1)	9,094	(6)
Net increase (decrease) in net assets resulting from
operations	—	1	15,454	10
Changes from principal transactions:
Total unit transactions	6	4	(32,930)	(17)
Increase (decrease) in net assets derived from
principal transactions	6	4	(32,930)	(17)
Total increase (decrease) in net assets	6	5	(17,476)	(7)
Net assets at December 31, 2014	6	25	299,629	100

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	2,547	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	4	2,985	8
Net unrealized appreciation (depreciation)
of investments	(3)	(3)	(13,339)	(2)
Net increase (decrease) in net assets resulting from
operations	(2)	1	(7,807)	5
Changes from principal transactions:
Total unit transactions	41	2	(32,675)	19
Increase (decrease) in net assets derived from
principal transactions	41	2	(32,675)	19
Total increase (decrease) in net assets	39	3	(40,482)	24
Net assets at December 31, 2015	$45	$28	$259,147	$124

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A
Net assets at January 1, 2014	$6	$1,908	$3,821	$2,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	38	97	41
Total realized gain (loss) on investments
and capital gains distributions	—	257	(32)	24
Net unrealized appreciation (depreciation)
of investments	—	189	84	40
Net increase (decrease) in net assets resulting from
operations	—	484	149	105
Changes from principal transactions:
Total unit transactions	1	(367)	(486)	(337)
Increase (decrease) in net assets derived from
principal transactions	1	(367)	(486)	(337)
Total increase (decrease) in net assets	1	117	(337)	(232)
Net assets at December 31, 2014	7	2,025	3,484	1,774

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	35	77	27
Total realized gain (loss) on investments
and capital gains distributions	(8)	334	(32)	(6)
Net unrealized appreciation (depreciation)
of investments	(7)	(342)	(16)	(23)
Net increase (decrease) in net assets resulting from
operations	(14)	27	29	(2)
Changes from principal transactions:
Total unit transactions	95	(646)	(261)	(377)
Increase (decrease) in net assets derived from
principal transactions	95	(646)	(261)	(377)
Total increase (decrease) in net assets	81	(619)	(232)	(379)
Net assets at December 31, 2015	$88	$1,406	$3,252	$1,395

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Institutional Class
Net assets at January 1, 2014	$348,194	$993	$—	$28

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,287	26	(3)	—
Total realized gain (loss) on investments
and capital gains distributions	(239)	6	1	—
Net unrealized appreciation (depreciation)
of investments	11,424	28	(5)	(4)
Net increase (decrease) in net assets resulting from
operations	19,472	60	(7)	(4)
Changes from principal transactions:
Total unit transactions	(16,538)	(72)	929	1
Increase (decrease) in net assets derived from
principal transactions	(16,538)	(72)	929	1
Total increase (decrease) in net assets	2,934	(12)	922	(3)
Net assets at December 31, 2014	351,128	981	922	25

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,099	79	30	—
Total realized gain (loss) on investments
and capital gains distributions	(858)	7	36	(7)
Net unrealized appreciation (depreciation)
of investments	(13,900)	(93)	(169)	6
Net increase (decrease) in net assets resulting from
operations	(1,659)	(7)	(103)	(1)
Changes from principal transactions:
Total unit transactions	128,339	1,694	1,476	(24)
Increase (decrease) in net assets derived from
principal transactions	128,339	1,694	1,476	(24)
Total increase (decrease) in net assets	126,680	1,687	1,373	(25)
Net assets at December 31, 2015	$477,808	$2,668	$2,295	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Global Resources Portfolio - Service Class	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class
Net assets at January 1, 2014	$97,667	$46	$31,115	$27,339

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	3	1,768	1,359
Total realized gain (loss) on investments
and capital gains distributions	(820)	—	158	265
Net unrealized appreciation (depreciation)
of investments	(11,579)	(2)	(1,715)	(1,510)
Net increase (decrease) in net assets resulting from
operations	(12,401)	1	211	114
Changes from principal transactions:
Total unit transactions	(3,264)	(3)	(49)	(2,829)
Increase (decrease) in net assets derived from
principal transactions	(3,264)	(3)	(49)	(2,829)
Total increase (decrease) in net assets	(15,665)	(2)	162	(2,715)
Net assets at December 31, 2014	82,002	44	31,277	24,624

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,124	2	1,645	1,147
Total realized gain (loss) on investments
and capital gains distributions	(3,988)	—	(332)	(321)
Net unrealized appreciation (depreciation)
of investments	836	(3)	(1,979)	(1,454)
Net increase (decrease) in net assets resulting from
operations	(2,028)	(1)	(666)	(628)
Changes from principal transactions:
Total unit transactions	(79,974)	(9)	(3,047)	(4,392)
Increase (decrease) in net assets derived from
principal transactions	(79,974)	(9)	(3,047)	(4,392)
Total increase (decrease) in net assets	(82,002)	(10)	(3,713)	(5,020)
Net assets at December 31, 2015	$—	$34	$27,564	$19,604

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class
Net assets at January 1, 2014	$187	$254,592	$1,972	$29

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,653)	(38)	—
Total realized gain (loss) on investments
and capital gains distributions	21	27,793	992	2
Net unrealized appreciation (depreciation)
of investments	2	13,856	111	—
Net increase (decrease) in net assets resulting from
operations	22	39,996	1,065	2
Changes from principal transactions:
Total unit transactions	1	139,940	2,376	(7)
Increase (decrease) in net assets derived from
principal transactions	1	139,940	2,376	(7)
Total increase (decrease) in net assets	23	179,936	3,441	(5)
Net assets at December 31, 2014	210	434,528	5,413	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,585)	(3)	—
Total realized gain (loss) on investments
and capital gains distributions	43	54,917	620	1
Net unrealized appreciation (depreciation)
of investments	(35)	(30,020)	(304)	(3)
Net increase (decrease) in net assets resulting from
operations	7	23,312	313	(2)
Changes from principal transactions:
Total unit transactions	(54)	(14,309)	201	(1)
Increase (decrease) in net assets derived from
principal transactions	(54)	(14,309)	201	(1)
Total increase (decrease) in net assets	(47)	9,003	514	(3)
Net assets at December 31, 2015	$163	$443,531	$5,927	$21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Net assets at January 1, 2014	$342,341	$1,259	$18	$24,438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,345	(26)	—	81
Total realized gain (loss) on investments
and capital gains distributions	21,559	232	—	5,440
Net unrealized appreciation (depreciation)
of investments	4,481	(222)	—	(3,406)
Net increase (decrease) in net assets resulting from
operations	30,385	(16)	—	2,115
Changes from principal transactions:
Total unit transactions	11,503	438	1	(9,313)
Increase (decrease) in net assets derived from
principal transactions	11,503	438	1	(9,313)
Total increase (decrease) in net assets	41,888	422	1	(7,198)
Net assets at December 31, 2014	384,229	1,681	19	17,240

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,097	20	—	20
Total realized gain (loss) on investments
and capital gains distributions	40,389	76	—	2,639
Net unrealized appreciation (depreciation)
of investments	(62,632)	(200)	—	(2,856)
Net increase (decrease) in net assets resulting from
operations	(19,146)	(104)	—	(197)
Changes from principal transactions:
Total unit transactions	(39,626)	81	18	(2,855)
Increase (decrease) in net assets derived from
principal transactions	(39,626)	81	18	(2,855)
Total increase (decrease) in net assets	(58,772)	(23)	18	(3,052)
Net assets at December 31, 2015	$325,457	$1,658	$37	$14,188
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Net assets at January 1, 2014	$338	$14,396	$65	$6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	304	1	—
Total realized gain (loss) on investments
and capital gains distributions	45	2,251	(5)	—
Net unrealized appreciation (depreciation)
of investments	2	(459)	6	1
Net increase (decrease) in net assets resulting from
operations	47	2,096	2	1
Changes from principal transactions:
Total unit transactions	(3)	3,216	(24)	—
Increase (decrease) in net assets derived from
principal transactions	(3)	3,216	(24)	—
Total increase (decrease) in net assets	44	5,312	(22)	1
Net assets at December 31, 2014	382	19,708	43	7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	233	—	—
Total realized gain (loss) on investments
and capital gains distributions	32	3,827	(1)	(1)
Net unrealized appreciation (depreciation)
of investments	(37)	(3,944)	(1)	(1)
Net increase (decrease) in net assets resulting from
operations	(6)	116	(2)	(2)
Changes from principal transactions:
Total unit transactions	15	(4,646)	(3)	2
Increase (decrease) in net assets derived from
principal transactions	15	(4,646)	(3)	2
Total increase (decrease) in net assets	9	(4,530)	(5)	—
Net assets at December 31, 2015	$391	$15,178	$38	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2014	$82,599	$38	$1,928	$50,213

Increase (decrease) in net assets
Operations:
Net investment income (loss)	431	1	14	250
Total realized gain (loss) on investments
and capital gains distributions	1,375	4	114	3,428
Net unrealized appreciation (depreciation)
of investments	8,950	8	414	10,579
Net increase (decrease) in net assets resulting from
operations	10,756	13	542	14,257
Changes from principal transactions:
Total unit transactions	(650)	2	(61)	1,316
Increase (decrease) in net assets derived from
principal transactions	(650)	2	(61)	1,316
Total increase (decrease) in net assets	10,106	15	481	15,573
Net assets at December 31, 2014	92,705	53	2,409	65,786

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,208	1	13	274
Total realized gain (loss) on investments
and capital gains distributions	4,591	6	150	4,820
Net unrealized appreciation (depreciation)
of investments	(9,097)	(5)	(109)	(4,118)
Net increase (decrease) in net assets resulting from
operations	(2,298)	2	54	976
Changes from principal transactions:
Total unit transactions	(2,045)	(16)	(201)	(4,309)
Increase (decrease) in net assets derived from
principal transactions	(2,045)	(16)	(201)	(4,309)
Total increase (decrease) in net assets	(4,343)	(14)	(147)	(3,333)
Net assets at December 31, 2015	$88,362	$39	$2,262	$62,453

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Net assets at January 1, 2014	$36,469	$59,652	$38	$12,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(391)	—	127
Total realized gain (loss) on investments
and capital gains distributions	7,170	13,448	6	1,295
Net unrealized appreciation (depreciation)
of investments	(5,083)	(10,280)	(4)	76
Net increase (decrease) in net assets resulting from
operations	2,081	2,777	2	1,498
Changes from principal transactions:
Total unit transactions	(1,539)	(7,635)	—	8,828
Increase (decrease) in net assets derived from
principal transactions	(1,539)	(7,635)	—	8,828
Total increase (decrease) in net assets	542	(4,858)	2	10,326
Net assets at December 31, 2014	37,011	54,794	40	22,583

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	(405)	—	683
Total realized gain (loss) on investments
and capital gains distributions	7,289	11,001	8	3,793
Net unrealized appreciation (depreciation)
of investments	(7,770)	(11,836)	(8)	(5,190)
Net increase (decrease) in net assets resulting from
operations	(502)	(1,240)	—	(714)
Changes from principal transactions:
Total unit transactions	(4,993)	(3,285)	(11)	31
Increase (decrease) in net assets derived from
principal transactions	(4,993)	(3,285)	(11)	31
Total increase (decrease) in net assets	(5,495)	(4,525)	(11)	(683)
Net assets at December 31, 2015	$31,516	$50,269	$29	$21,900

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net assets at January 1, 2014	$25,945	$265	$24,242	$20,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	69	1	26	(24)
Total realized gain (loss) on investments
and capital gains distributions	3,054	18	2,672	2,312
Net unrealized appreciation (depreciation)
of investments	(814)	(14)	(2,670)	(2,330)
Net increase (decrease) in net assets resulting from
operations	2,309	5	28	(42)
Changes from principal transactions:
Total unit transactions	(1,230)	51	(1,778)	(311)
Increase (decrease) in net assets derived from
principal transactions	(1,230)	51	(1,778)	(311)
Total increase (decrease) in net assets	1,079	56	(1,750)	(353)
Net assets at December 31, 2014	27,024	321	22,492	20,091

Increase (decrease) in net assets
Operations:
Net investment income (loss)	616	1	94	30
Total realized gain (loss) on investments
and capital gains distributions	4,976	—	351	465
Net unrealized appreciation (depreciation)
of investments	(6,614)	(52)	(3,910)	(3,685)
Net increase (decrease) in net assets resulting from
operations	(1,022)	(51)	(3,465)	(3,190)
Changes from principal transactions:
Total unit transactions	(341)	(47)	(1,889)	(1,394)
Increase (decrease) in net assets derived from
principal transactions	(341)	(47)	(1,889)	(1,394)
Total increase (decrease) in net assets	(1,363)	(98)	(5,354)	(4,584)
Net assets at December 31, 2015	$25,661	$223	$17,138	$15,507

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
Net assets at January 1, 2014	$22	$19,469	$17,992	$37

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	26	(115)	1
Total realized gain (loss) on investments
and capital gains distributions	3	2,346	2,220	5
Net unrealized appreciation (depreciation)
of investments	(1)	(400)	(621)	(4)
Net increase (decrease) in net assets resulting from
operations	2	1,972	1,484	2
Changes from principal transactions:
Total unit transactions	—	5,263	2,567	(9)
Increase (decrease) in net assets derived from
principal transactions	—	5,263	2,567	(9)
Total increase (decrease) in net assets	2	7,235	4,051	(7)
Net assets at December 31, 2014	24	26,704	22,043	30

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4	(171)	1
Total realized gain (loss) on investments
and capital gains distributions	7	4,065	3,442	4
Net unrealized appreciation (depreciation)
of investments	(7)	(5,369)	(4,375)	(2)
Net increase (decrease) in net assets resulting from
operations	—	(1,300)	(1,104)	3
Changes from principal transactions:
Total unit transactions	17	4,519	1,678	—
Increase (decrease) in net assets derived from
principal transactions	17	4,519	1,678	—
Total increase (decrease) in net assets	17	3,219	574	3
Net assets at December 31, 2015	$41	$29,923	$22,617	$33

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class
Net assets at January 1, 2014	$346	$159,719	$489,494	$1,793

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	2,081	2,172	21
Total realized gain (loss) on investments
and capital gains distributions	38	16,055	49,009	333
Net unrealized appreciation (depreciation)
of investments	2	1,680	4,247	(237)
Net increase (decrease) in net assets resulting from
operations	43	19,816	55,428	117
Changes from principal transactions:
Total unit transactions	14	11,888	19,413	(375)
Increase (decrease) in net assets derived from
principal transactions	14	11,888	19,413	(375)
Total increase (decrease) in net assets	57	31,704	74,841	(258)
Net assets at December 31, 2014	403	191,423	564,335	1,535

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	2,408	2,314	19
Total realized gain (loss) on investments
and capital gains distributions	60	28,105	82,840	244
Net unrealized appreciation (depreciation)
of investments	(43)	(20,669)	(60,977)	(374)
Net increase (decrease) in net assets resulting from
operations	20	9,844	24,177	(111)
Changes from principal transactions:
Total unit transactions	6	20,415	37,092	(167)
Increase (decrease) in net assets derived from
principal transactions	6	20,415	37,092	(167)
Total increase (decrease) in net assets	26	30,259	61,269	(278)
Net assets at December 31, 2015	$429	$221,682	$625,604	$1,257

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class
Net assets at January 1, 2014	$122,461	$120	$7,898	$813

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,413	1	15	4
Total realized gain (loss) on investments
and capital gains distributions	13,543	1	455	36
Net unrealized appreciation (depreciation)
of investments	(7,032)	(4)	(637)	(69)
Net increase (decrease) in net assets resulting from
operations	7,924	(2)	(167)	(29)
Changes from principal transactions:
Total unit transactions	(8,733)	(1)	(49)	22
Increase (decrease) in net assets derived from
principal transactions	(8,733)	(1)	(49)	22
Total increase (decrease) in net assets	(809)	(3)	(216)	(7)
Net assets at December 31, 2014	121,652	117	7,682	806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,328	1	(6)	17
Total realized gain (loss) on investments
and capital gains distributions	23,061	8	674	56
Net unrealized appreciation (depreciation)
of investments	(32,856)	(10)	(854)	(135)
Net increase (decrease) in net assets resulting from
operations	(8,467)	(1)	(186)	(62)
Changes from principal transactions:
Total unit transactions	(19,905)	(25)	(99)	(12)
Increase (decrease) in net assets derived from
principal transactions	(19,905)	(25)	(99)	(12)
Total increase (decrease) in net assets	(28,372)	(26)	(285)	(74)
Net assets at December 31, 2015	$93,280	$91	$7,397	$732

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Service Class	Voya Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A
Net assets at January 1, 2014	$6,959	$281,491	$135	$500

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	(1,950)	2	—
Total realized gain (loss) on investments
and capital gains distributions	607	41	6	52
Net unrealized appreciation (depreciation)
of investments	(906)	—	9	(77)
Net increase (decrease) in net assets resulting from
operations	(283)	(1,909)	17	(25)
Changes from principal transactions:
Total unit transactions	(93)	(43,218)	(1)	(147)
Increase (decrease) in net assets derived from
principal transactions	(93)	(43,218)	(1)	(147)
Total increase (decrease) in net assets	(376)	(45,127)	16	(172)
Net assets at December 31, 2014	6,583	236,364	151	328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	100	(1,679)	2	—
Total realized gain (loss) on investments
and capital gains distributions	464	26	5	14
Net unrealized appreciation (depreciation)
of investments	(1,061)	—	(11)	7
Net increase (decrease) in net assets resulting from
operations	(497)	(1,653)	(4)	21
Changes from principal transactions:
Total unit transactions	(933)	(7,995)	18	(31)
Increase (decrease) in net assets derived from
principal transactions	(933)	(7,995)	18	(31)
Total increase (decrease) in net assets	(1,430)	(9,648)	14	(10)
Net assets at December 31, 2015	$5,153	$226,716	$165	$318

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Adviser Class	Voya Aggregate Bond Portfolio - Initial Class	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class
Net assets at January 1, 2014	$1,995	$1,138	$201,227	$323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	28	1,517	—
Total realized gain (loss) on investments
and capital gains distributions	(7)	(8)	1,143	(4)
Net unrealized appreciation (depreciation)
of investments	68	59	5,096	5
Net increase (decrease) in net assets resulting from
operations	84	79	7,756	1
Changes from principal transactions:
Total unit transactions	(189)	1,261	(39,053)	(52)
Increase (decrease) in net assets derived from
principal transactions	(189)	1,261	(39,053)	(52)
Total increase (decrease) in net assets	(105)	1,340	(31,297)	(51)
Net assets at December 31, 2014	1,890	2,478	169,930	272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87	163	6,999	(1)
Total realized gain (loss) on investments
and capital gains distributions	(106)	(126)	(8,568)	(11)
Net unrealized appreciation (depreciation)
of investments	19	(35)	1,265	(4)
Net increase (decrease) in net assets resulting from
operations	—	2	(304)	(16)
Changes from principal transactions:
Total unit transactions	(1,890)	(2,480)	(169,626)	13
Increase (decrease) in net assets derived from
principal transactions	(1,890)	(2,480)	(169,626)	13
Total increase (decrease) in net assets	(1,890)	(2,478)	(169,930)	(3)
Net assets at December 31, 2015	$—	$—	$—	$269

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Initial Class	Voya Index Solution 2015 Portfolio - Service Class
Net assets at January 1, 2014	$113,498	$955	$631	$586

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(154)	—	11	9
Total realized gain (loss) on investments
and capital gains distributions	1,462	(10)	47	57
Net unrealized appreciation (depreciation)
of investments	(1,327)	6	(25)	(21)
Net increase (decrease) in net assets resulting from
operations	(19)	(4)	33	45
Changes from principal transactions:
Total unit transactions	(16,971)	(19)	28	679
Increase (decrease) in net assets derived from
principal transactions	(16,971)	(19)	28	679
Total increase (decrease) in net assets	(16,990)	(23)	61	724
Net assets at December 31, 2014	96,508	932	692	1,310

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(822)	(4)	90	28
Total realized gain (loss) on investments
and capital gains distributions	(520)	(19)	(129)	(10)
Net unrealized appreciation (depreciation)
of investments	(3,281)	(22)	4	(14)
Net increase (decrease) in net assets resulting from
operations	(4,623)	(45)	(35)	4
Changes from principal transactions:
Total unit transactions	(13,494)	(47)	(657)	(1,314)
Increase (decrease) in net assets derived from
principal transactions	(13,494)	(47)	(657)	(1,314)
Total increase (decrease) in net assets	(18,117)	(92)	(692)	(1,310)
Net assets at December 31, 2015	$78,391	$840	$—	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Index Solution 2015 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class
Net assets at January 1, 2014	$1,185	$1,238	$1,101	$3,767

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	16	13	46
Total realized gain (loss) on investments
and capital gains distributions	89	101	77	232
Net unrealized appreciation (depreciation)
of investments	(51)	(51)	(19)	(88)
Net increase (decrease) in net assets resulting from
operations	57	66	71	190
Changes from principal transactions:
Total unit transactions	(19)	1,283	1,238	393
Increase (decrease) in net assets derived from
principal transactions	(19)	1,283	1,238	393
Total increase (decrease) in net assets	38	1,349	1,309	583
Net assets at December 31, 2014	1,223	2,587	2,410	4,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	53	26	32
Total realized gain (loss) on investments
and capital gains distributions	(6)	469	142	480
Net unrealized appreciation (depreciation)
of investments	(15)	(726)	(252)	(587)
Net increase (decrease) in net assets resulting from
operations	7	(204)	(84)	(75)
Changes from principal transactions:
Total unit transactions	(1,230)	3,581	(127)	(569)
Increase (decrease) in net assets derived from
principal transactions	(1,230)	3,581	(127)	(569)
Total increase (decrease) in net assets	(1,223)	3,377	(211)	(644)
Net assets at December 31, 2015	$—	$5,964	$2,199	$3,706

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2014	$1,305	$504	$2,576	$380

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	5	27	—
Total realized gain (loss) on investments
and capital gains distributions	91	47	198	48
Net unrealized appreciation (depreciation)
of investments	(26)	4	(81)	(22)
Net increase (decrease) in net assets resulting from
operations	76	56	144	26
Changes from principal transactions:
Total unit transactions	932	1,081	286	1,362
Increase (decrease) in net assets derived from
principal transactions	932	1,081	286	1,362
Total increase (decrease) in net assets	1,008	1,137	430	1,388
Net assets at December 31, 2014	2,313	1,641	3,006	1,768

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	25	18	28
Total realized gain (loss) on investments
and capital gains distributions	672	327	413	584
Net unrealized appreciation (depreciation)
of investments	(1,035)	(483)	(483)	(928)
Net increase (decrease) in net assets resulting from
operations	(312)	(131)	(52)	(316)
Changes from principal transactions:
Total unit transactions	5,117	1,875	(624)	5,129
Increase (decrease) in net assets derived from
principal transactions	5,117	1,875	(624)	5,129
Total increase (decrease) in net assets	4,805	1,744	(676)	4,813
Net assets at December 31, 2015	$7,118	$3,385	$2,330	$6,581

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class
Net assets at January 1, 2014	$365	$1,821	$153	$246

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	11	—	3
Total realized gain (loss) on investments
and capital gains distributions	40	149	15	44
Net unrealized appreciation (depreciation)
of investments	(20)	(59)	(3)	(32)
Net increase (decrease) in net assets resulting from
operations	24	101	12	15
Changes from principal transactions:
Total unit transactions	396	316	259	185
Increase (decrease) in net assets derived from
principal transactions	396	316	259	185
Total increase (decrease) in net assets	420	417	271	200
Net assets at December 31, 2014	785	2,238	424	446

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	7	3	1
Total realized gain (loss) on investments
and capital gains distributions	113	341	85	41
Net unrealized appreciation (depreciation)
of investments	(152)	(399)	(139)	(66)
Net increase (decrease) in net assets resulting from
operations	(35)	(51)	(51)	(24)
Changes from principal transactions:
Total unit transactions	490	(166)	1,086	312
Increase (decrease) in net assets derived from
principal transactions	490	(166)	1,086	312
Total increase (decrease) in net assets	455	(217)	1,035	288
Net assets at December 31, 2015	$1,240	$2,021	$1,459	$734

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class
Net assets at January 1, 2014	$217	$10	$833	$259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	6	14	4
Total realized gain (loss) on investments
and capital gains distributions	14	21	51	14
Net unrealized appreciation (depreciation)
of investments	—	(6)	(19)	(5)
Net increase (decrease) in net assets resulting from
operations	16	21	46	13
Changes from principal transactions:
Total unit transactions	135	437	215	16
Increase (decrease) in net assets derived from
principal transactions	135	437	215	16
Total increase (decrease) in net assets	151	458	261	29
Net assets at December 31, 2014	368	468	1,094	288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(3)	(1)
Total realized gain (loss) on investments
and capital gains distributions	60	(44)	23	(4)
Net unrealized appreciation (depreciation)
of investments	(77)	(49)	(31)	(25)
Net increase (decrease) in net assets resulting from
operations	(16)	(93)	(11)	(30)
Changes from principal transactions:
Total unit transactions	180	2,778	213	1,034
Increase (decrease) in net assets derived from
principal transactions	180	2,778	213	1,034
Total increase (decrease) in net assets	164	2,685	202	1,004
Net assets at December 31, 2015	$532	$3,153	$1,296	$1,292
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Adviser Class	Voya Solution 2015 Portfolio - Initial Class	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2015 Portfolio - Service 2 Class
Net assets at January 1, 2014	$919	$1,766	$67,703	$10,144

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	54	1,204	162
Total realized gain (loss) on investments
and capital gains distributions	13	38	3,672	463
Net unrealized appreciation (depreciation)
of investments	15	39	(1,582)	(169)
Net increase (decrease) in net assets resulting from
operations	46	131	3,294	456
Changes from principal transactions:
Total unit transactions	(60)	1,157	(2,900)	(2,471)
Increase (decrease) in net assets derived from
principal transactions	(60)	1,157	(2,900)	(2,471)
Total increase (decrease) in net assets	(14)	1,288	394	(2,015)
Net assets at December 31, 2014	905	3,054	68,097	8,129

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	134	2,284	264
Total realized gain (loss) on investments
and capital gains distributions	104	56	6,094	523
Net unrealized appreciation (depreciation)
of investments	(115)	(136)	(7,397)	(671)
Net increase (decrease) in net assets resulting from
operations	16	54	981	116
Changes from principal transactions:
Total unit transactions	(921)	(3,108)	(69,078)	(8,245)
Increase (decrease) in net assets derived from
principal transactions	(921)	(3,108)	(69,078)	(8,245)
Total increase (decrease) in net assets	(905)	(3,054)	(68,097)	(8,129)
Net assets at December 31, 2015	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class
Net assets at January 1, 2014	$508	$788	$131,426	$15,044

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	49	1,681	179
Total realized gain (loss) on investments
and capital gains distributions	36	182	7,435	1,285
Net unrealized appreciation (depreciation)
of investments	(19)	(151)	(2,801)	(764)
Net increase (decrease) in net assets resulting from
operations	24	80	6,315	700
Changes from principal transactions:
Total unit transactions	(40)	610	4,868	(544)
Increase (decrease) in net assets derived from
principal transactions	(40)	610	4,868	(544)
Total increase (decrease) in net assets	(16)	690	11,183	156
Net assets at December 31, 2014	492	1,478	142,609	15,200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	70	3,307	326
Total realized gain (loss) on investments
and capital gains distributions	57	168	19,848	1,947
Net unrealized appreciation (depreciation)
of investments	(71)	(289)	(24,431)	(2,361)
Net increase (decrease) in net assets resulting from
operations	(2)	(51)	(1,276)	(88)
Changes from principal transactions:
Total unit transactions	(50)	1,034	(9,621)	(2,076)
Increase (decrease) in net assets derived from
principal transactions	(50)	1,034	(9,621)	(2,076)
Total increase (decrease) in net assets	(52)	983	(10,897)	(2,164)
Net assets at December 31, 2015	$440	$2,461	$131,712	$13,036

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class
Net assets at January 1, 2014	$215	$1,783	$123,072	$13,788

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	39	1,609	174
Total realized gain (loss) on investments
and capital gains distributions	26	241	11,580	1,757
Net unrealized appreciation (depreciation)
of investments	(18)	(160)	(7,046)	(1,308)
Net increase (decrease) in net assets resulting from
operations	10	120	6,143	623
Changes from principal transactions:
Total unit transactions	(42)	792	7,546	(774)
Increase (decrease) in net assets derived from
principal transactions	(42)	792	7,546	(774)
Total increase (decrease) in net assets	(32)	912	13,689	(151)
Net assets at December 31, 2014	183	2,695	136,761	13,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	91	3,313	292
Total realized gain (loss) on investments
and capital gains distributions	22	381	21,414	1,944
Net unrealized appreciation (depreciation)
of investments	(26)	(526)	(26,629)	(2,376)
Net increase (decrease) in net assets resulting from
operations	—	(54)	(1,902)	(140)
Changes from principal transactions:
Total unit transactions	(8)	992	(5,924)	(968)
Increase (decrease) in net assets derived from
principal transactions	(8)	992	(5,924)	(968)
Total increase (decrease) in net assets	(8)	938	(7,826)	(1,108)
Net assets at December 31, 2015	$175	$3,633	$128,935	$12,529

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2014	$108	$1,313	$90,698	$8,217

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	20	854	71
Total realized gain (loss) on investments
and capital gains distributions	11	173	10,927	1,249
Net unrealized appreciation (depreciation)
of investments	(7)	(115)	(6,966)	(919)
Net increase (decrease) in net assets resulting from
operations	6	78	4,815	401
Changes from principal transactions:
Total unit transactions	—	135	2,796	(655)
Increase (decrease) in net assets derived from
principal transactions	—	135	2,796	(655)
Total increase (decrease) in net assets	6	213	7,611	(254)
Net assets at December 31, 2014	114	1,526	98,309	7,963

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	42	2,262	169
Total realized gain (loss) on investments
and capital gains distributions	17	192	19,604	1,411
Net unrealized appreciation (depreciation)
of investments	(19)	(245)	(23,651)	(1,696)
Net increase (decrease) in net assets resulting from
operations	—	(11)	(1,785)	(116)
Changes from principal transactions:
Total unit transactions	(83)	499	(2,424)	(446)
Increase (decrease) in net assets derived from
principal transactions	(83)	499	(2,424)	(446)
Total increase (decrease) in net assets	(83)	488	(4,209)	(562)
Net assets at December 31, 2015	$31	$2,014	$94,100	$7,401

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class
Net assets at January 1, 2014	$155	$7,472	$683	$3,502

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	53	7	39
Total realized gain (loss) on investments
and capital gains distributions	24	785	77	349
Net unrealized appreciation (depreciation)
of investments	(1)	(351)	(48)	(188)
Net increase (decrease) in net assets resulting from
operations	27	487	36	200
Changes from principal transactions:
Total unit transactions	595	2,858	168	578
Increase (decrease) in net assets derived from
principal transactions	595	2,858	168	578
Total increase (decrease) in net assets	622	3,345	204	778
Net assets at December 31, 2014	777	10,817	887	4,280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	226	18	87
Total realized gain (loss) on investments
and capital gains distributions	58	1,410	115	435
Net unrealized appreciation (depreciation)
of investments	(85)	(1,937)	(154)	(595)
Net increase (decrease) in net assets resulting from
operations	(11)	(301)	(21)	(73)
Changes from principal transactions:
Total unit transactions	414	3,654	308	471
Increase (decrease) in net assets derived from
principal transactions	414	3,654	308	471
Total increase (decrease) in net assets	403	3,353	287	398
Net assets at December 31, 2015	$1,180	$14,170	$1,174	$4,678

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class
Net assets at January 1, 2014	$221	$2,555	$15,119	$1,395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	76	320	22
Total realized gain (loss) on investments
and capital gains distributions	1	145	216	13
Net unrealized appreciation (depreciation)
of investments	5	(44)	260	27
Net increase (decrease) in net assets resulting from
operations	10	177	796	62
Changes from principal transactions:
Total unit transactions	(25)	558	1,824	(247)
Increase (decrease) in net assets derived from
principal transactions	(25)	558	1,824	(247)
Total increase (decrease) in net assets	(15)	735	2,620	(185)
Net assets at December 31, 2014	206	3,290	17,739	1,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	91	189	6
Total realized gain (loss) on investments
and capital gains distributions	6	142	874	60
Net unrealized appreciation (depreciation)
of investments	(25)	(302)	(2,374)	(194)
Net increase (decrease) in net assets resulting from
operations	(16)	(69)	(1,311)	(128)
Changes from principal transactions:
Total unit transactions	777	3,282	54,749	5,866
Increase (decrease) in net assets derived from
principal transactions	777	3,282	54,749	5,866
Total increase (decrease) in net assets	761	3,213	53,438	5,738
Net assets at December 31, 2015	$967	$6,503	$71,177	$6,948

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2014	$4,900	$140	$19,547	$57,450

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71	2	221	324
Total realized gain (loss) on investments
and capital gains distributions	433	33	4,297	12,842
Net unrealized appreciation (depreciation)
of investments	(280)	(18)	(2,240)	(6,648)
Net increase (decrease) in net assets resulting from
operations	224	17	2,278	6,518
Changes from principal transactions:
Total unit transactions	995	(4)	(2,594)	(3,843)
Increase (decrease) in net assets derived from
principal transactions	995	(4)	(2,594)	(3,843)
Total increase (decrease) in net assets	1,219	13	(316)	2,675
Net assets at December 31, 2014	6,119	153	19,231	60,125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	99	2	263	421
Total realized gain (loss) on investments
and capital gains distributions	394	25	3,993	12,816
Net unrealized appreciation (depreciation)
of investments	(573)	(30)	(4,659)	(14,488)
Net increase (decrease) in net assets resulting from
operations	(80)	(3)	(403)	(1,251)
Changes from principal transactions:
Total unit transactions	(174)	(72)	1,183	(8,206)
Increase (decrease) in net assets derived from
principal transactions	(174)	(72)	1,183	(8,206)
Total increase (decrease) in net assets	(254)	(75)	780	(9,457)
Net assets at December 31, 2015	$5,865	$78	$20,011	$50,668

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Net assets at January 1, 2014	$571	$186,035	$14,676	$270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1,401)	(29)	—
Total realized gain (loss) on investments
and capital gains distributions	101	12,185	2,863	8
Net unrealized appreciation (depreciation)
of investments	(81)	(5,151)	(1,204)	2
Net increase (decrease) in net assets resulting from
operations	18	5,633	1,630	10
Changes from principal transactions:
Total unit transactions	(169)	(16,159)	(1,035)	(26)
Increase (decrease) in net assets derived from
principal transactions	(169)	(16,159)	(1,035)	(26)
Total increase (decrease) in net assets	(151)	(10,526)	595	(16)
Net assets at December 31, 2014	420	175,509	15,271	254

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,019)	(19)	—
Total realized gain (loss) on investments
and capital gains distributions	62	22,502	2,615	2
Net unrealized appreciation (depreciation)
of investments	(81)	(30,374)	(2,308)	(10)
Net increase (decrease) in net assets resulting from
operations	(20)	(8,891)	288	(8)
Changes from principal transactions:
Total unit transactions	(64)	(24,099)	(934)	26
Increase (decrease) in net assets derived from
principal transactions	(64)	(24,099)	(934)	26
Total increase (decrease) in net assets	(84)	(32,990)	(646)	18
Net assets at December 31, 2015	$336	$142,519	$14,625	$272

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class
Net assets at January 1, 2014	$5,258	$4,661	$444	$69,828

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	184	7	702
Total realized gain (loss) on investments
and capital gains distributions	493	600	22	1,973
Net unrealized appreciation (depreciation)
of investments	(306)	(573)	14	3,058
Net increase (decrease) in net assets resulting from
operations	151	211	43	5,733
Changes from principal transactions:
Total unit transactions	(679)	(780)	(5)	709
Increase (decrease) in net assets derived from
principal transactions	(679)	(780)	(5)	709
Total increase (decrease) in net assets	(528)	(569)	38	6,442
Net assets at December 31, 2014	4,730	4,092	482	76,270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	30	8	884
Total realized gain (loss) on investments
and capital gains distributions	300	454	20	2,233
Net unrealized appreciation (depreciation)
of investments	(540)	(549)	(62)	(7,841)
Net increase (decrease) in net assets resulting from
operations	(271)	(65)	(34)	(4,724)
Changes from principal transactions:
Total unit transactions	1,491	(832)	(19)	(9,061)
Increase (decrease) in net assets derived from
principal transactions	1,491	(832)	(19)	(9,061)
Total increase (decrease) in net assets	1,220	(897)	(53)	(13,785)
Net assets at December 31, 2015	$5,950	$3,195	$429	$62,485

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2014	$811	$260,310	$300	$364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	2,413	39	1
Total realized gain (loss) on investments
and capital gains distributions	125	17,768	63	34
Net unrealized appreciation (depreciation)
of investments	(60)	1,128	(99)	17
Net increase (decrease) in net assets resulting from
operations	81	21,309	3	52
Changes from principal transactions:
Total unit transactions	782	68,811	3,059	(10)
Increase (decrease) in net assets derived from
principal transactions	782	68,811	3,059	(10)
Total increase (decrease) in net assets	863	90,120	3,062	42
Net assets at December 31, 2014	1,674	350,430	3,362	406

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	4,078	21	—
Total realized gain (loss) on investments
and capital gains distributions	177	33,676	6	109
Net unrealized appreciation (depreciation)
of investments	(247)	(47,533)	(111)	(122)
Net increase (decrease) in net assets resulting from
operations	(47)	(9,779)	(84)	(13)
Changes from principal transactions:
Total unit transactions	(93)	(29,789)	(1,849)	(92)
Increase (decrease) in net assets derived from
principal transactions	(93)	(29,789)	(1,849)	(92)
Total increase (decrease) in net assets	(140)	(39,568)	(1,933)	(105)
Net assets at December 31, 2015	$1,534	$310,862	$1,429	$301

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class
Net assets at January 1, 2014	$4,945	$60,174	$609	$621,059

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	(38)	3	924
Total realized gain (loss) on investments
and capital gains distributions	465	5,356	44	31,309
Net unrealized appreciation (depreciation)
of investments	323	3,043	(36)	(24,222)
Net increase (decrease) in net assets resulting from
operations	804	8,361	11	8,011
Changes from principal transactions:
Total unit transactions	1,190	(59)	(61)	(52,743)
Increase (decrease) in net assets derived from
principal transactions	1,190	(59)	(61)	(52,743)
Total increase (decrease) in net assets	1,994	8,302	(50)	(44,732)
Net assets at December 31, 2014	6,939	68,476	559	576,327

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(222)	4	2,516
Total realized gain (loss) on investments
and capital gains distributions	1,186	12,399	74	62,210
Net unrealized appreciation (depreciation)
of investments	(1,463)	(14,700)	(59)	(46,393)
Net increase (decrease) in net assets resulting from
operations	(274)	(2,523)	19	18,333
Changes from principal transactions:
Total unit transactions	453	(4,324)	(46)	(33,607)
Increase (decrease) in net assets derived from
principal transactions	453	(4,324)	(46)	(33,607)
Total increase (decrease) in net assets	179	(6,847)	(27)	(15,274)
Net assets at December 31, 2015	$7,118	$61,629	$532	$561,053

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Net assets at January 1, 2014	$1,061	$35,918	$698	$389

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,684	30	(1)
Total realized gain (loss) on investments
and capital gains distributions	73	719	17	53
Net unrealized appreciation (depreciation)
of investments	(61)	(2,909)	(53)	(13)
Net increase (decrease) in net assets resulting from
operations	12	(506)	(6)	39
Changes from principal transactions:
Total unit transactions	28	8,575	96	(42)
Increase (decrease) in net assets derived from
principal transactions	28	8,575	96	(42)
Total increase (decrease) in net assets	40	8,069	90	(3)
Net assets at December 31, 2014	1,101	43,987	788	386

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1,682	34	(1)
Total realized gain (loss) on investments
and capital gains distributions	167	485	12	80
Net unrealized appreciation (depreciation)
of investments	(144)	(3,974)	(91)	(74)
Net increase (decrease) in net assets resulting from
operations	26	(1,807)	(45)	5
Changes from principal transactions:
Total unit transactions	32	(8,916)	13	(12)
Increase (decrease) in net assets derived from
principal transactions	32	(8,916)	13	(12)
Total increase (decrease) in net assets	58	(10,723)	(32)	(7)
Net assets at December 31, 2015	$1,159	$33,264	$756	$379

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net assets at January 1, 2014	$393,263	$859	$1,561	$326,039

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,996)	(7)	(5)	(3,021)
Total realized gain (loss) on investments
and capital gains distributions	40,264	117	214	39,828
Net unrealized appreciation (depreciation)
of investments	2,509	(5)	(101)	(12,420)
Net increase (decrease) in net assets resulting from
operations	39,777	105	108	24,387
Changes from principal transactions:
Total unit transactions	(29,017)	106	(185)	(13,091)
Increase (decrease) in net assets derived from
principal transactions	(29,017)	106	(185)	(13,091)
Total increase (decrease) in net assets	10,760	211	(77)	11,296
Net assets at December 31, 2014	404,023	1,070	1,484	337,335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,255)	(8)	(5)	(3,242)
Total realized gain (loss) on investments
and capital gains distributions	72,584	228	381	63,010
Net unrealized appreciation (depreciation)
of investments	(63,982)	(201)	(234)	(26,952)
Net increase (decrease) in net assets resulting from
operations	4,347	19	142	32,816
Changes from principal transactions:
Total unit transactions	(13,554)	(95)	(202)	11,436
Increase (decrease) in net assets derived from
principal transactions	(13,554)	(95)	(202)	11,436
Total increase (decrease) in net assets	(9,207)	(76)	(60)	44,252
Net assets at December 31, 2015	$394,816	$994	$1,424	$381,587

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class
Net assets at January 1, 2014	$3,895	$539	$114,872	$362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	8	1,621	6
Total realized gain (loss) on investments
and capital gains distributions	619	12	(135)	11
Net unrealized appreciation (depreciation)
of investments	(303)	(58)	(9,755)	(42)
Net increase (decrease) in net assets resulting from
operations	293	(38)	(8,269)	(25)
Changes from principal transactions:
Total unit transactions	(40)	(92)	(6,795)	(9)
Increase (decrease) in net assets derived from
principal transactions	(40)	(92)	(6,795)	(9)
Total increase (decrease) in net assets	253	(130)	(15,064)	(34)
Net assets at December 31, 2014	4,148	409	99,808	328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	13	2,825	11
Total realized gain (loss) on investments
and capital gains distributions	1,153	—	(851)	17
Net unrealized appreciation (depreciation)
of investments	(711)	(28)	(5,844)	(43)
Net increase (decrease) in net assets resulting from
operations	417	(15)	(3,870)	(15)
Changes from principal transactions:
Total unit transactions	(339)	(49)	(7,500)	(5)
Increase (decrease) in net assets derived from
principal transactions	(339)	(49)	(7,500)	(5)
Total increase (decrease) in net assets	78	(64)	(11,370)	(20)
Net assets at December 31, 2015	$4,226	$345	$88,438	$308
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Core Equity Research Fund - Class A	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I
Net assets at January 1, 2014	$162	$—	$37,570	$76,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	651	808
Total realized gain (loss) on investments
and capital gains distributions	35	—	2,475	(1,825)
Net unrealized appreciation (depreciation)
of investments	(21)	—	(989)	5,078
Net increase (decrease) in net assets resulting from
operations	16	—	2,137	4,061
Changes from principal transactions:
Total unit transactions	(11)	—	(1,458)	(4,563)
Increase (decrease) in net assets derived from
principal transactions	(11)	—	(1,458)	(4,563)
Total increase (decrease) in net assets	5	—	679	(502)
Net assets at December 31, 2014	167	—	38,249	75,559

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	21	829	1,219
Total realized gain (loss) on investments
and capital gains distributions	28	(3)	2,097	(1,027)
Net unrealized appreciation (depreciation)
of investments	(26)	(33)	(3,341)	(1,708)
Net increase (decrease) in net assets resulting from
operations	2	(15)	(415)	(1,516)
Changes from principal transactions:
Total unit transactions	(169)	1,485	(4,481)	(4,006)
Increase (decrease) in net assets derived from
principal transactions	(169)	1,485	(4,481)	(4,006)
Total increase (decrease) in net assets	(167)	1,470	(4,896)	(5,522)
Net assets at December 31, 2015	$—	$1,470	$33,353	$70,037

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Net assets at January 1, 2014	$67,281	$1,598	$1,391,126	$212

Increase (decrease) in net assets
Operations:
Net investment income (loss)	949	19	11,564	2
Total realized gain (loss) on investments
and capital gains distributions	(1,050)	261	198,530	42
Net unrealized appreciation (depreciation)
of investments	3,894	(129)	(84,853)	(26)
Net increase (decrease) in net assets resulting from
operations	3,793	151	125,241	18
Changes from principal transactions:
Total unit transactions	(2,304)	(151)	(144,619)	51
Increase (decrease) in net assets derived from
principal transactions	(2,304)	(151)	(144,619)	51
Total increase (decrease) in net assets	1,489	—	(19,378)	69
Net assets at December 31, 2014	68,770	1,598	1,371,748	281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,297	18	11,113	2
Total realized gain (loss) on investments
and capital gains distributions	502	109	96,322	26
Net unrealized appreciation (depreciation)
of investments	(2,691)	(163)	(138,230)	(38)
Net increase (decrease) in net assets resulting from
operations	(892)	(36)	(30,795)	(10)
Changes from principal transactions:
Total unit transactions	(4,336)	(154)	(134,040)	19
Increase (decrease) in net assets derived from
principal transactions	(4,336)	(154)	(134,040)	19
Total increase (decrease) in net assets	(5,228)	(190)	(164,835)	9
Net assets at December 31, 2015	$63,542	$1,408	$1,206,913	$290

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Global Value Advantage Portfolio - Class I	Voya Global Value Advantage Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S
Net assets at January 1, 2014	$—	$—	$325,012	$335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1,589	3
Total realized gain (loss) on investments
and capital gains distributions	—	—	11,501	36
Net unrealized appreciation (depreciation)
of investments	—	—	26,916	2
Net increase (decrease) in net assets resulting from
operations	—	—	40,006	41
Changes from principal transactions:
Total unit transactions	—	—	(16,352)	(58)
Increase (decrease) in net assets derived from
principal transactions	—	—	(16,352)	(58)
Total increase (decrease) in net assets	—	—	23,654	(17)
Net assets at December 31, 2014	—	—	348,666	318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(91)	(61)	2,034	3
Total realized gain (loss) on investments
and capital gains distributions	(129)	(59)	13,323	49
Net unrealized appreciation (depreciation)
of investments	(6,145)	(768)	(15,795)	(50)
Net increase (decrease) in net assets resulting from
operations	(6,365)	(888)	(438)	2
Changes from principal transactions:
Total unit transactions	102,840	12,828	(24,766)	(38)
Increase (decrease) in net assets derived from
principal transactions	102,840	12,828	(24,766)	(38)
Total increase (decrease) in net assets	96,475	11,940	(25,204)	(36)
Net assets at December 31, 2015	$96,475	$11,940	$323,462	$282

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Net assets at January 1, 2014	$365,883	$503	$154,881	$236

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(485)	1	(473)	—
Total realized gain (loss) on investments
and capital gains distributions	24,718	111	3,112	3
Net unrealized appreciation (depreciation)
of investments	5,574	(67)	3,612	12
Net increase (decrease) in net assets resulting from
operations	29,807	45	6,251	15
Changes from principal transactions:
Total unit transactions	(29,572)	(184)	(11,444)	27
Increase (decrease) in net assets derived from
principal transactions	(29,572)	(184)	(11,444)	27
Total increase (decrease) in net assets	235	(139)	(5,193)	42
Net assets at December 31, 2014	366,118	364	149,688	278

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	1	(94)	1
Total realized gain (loss) on investments
and capital gains distributions	55,417	73	3,979	8
Net unrealized appreciation (depreciation)
of investments	(64,084)	(81)	(9,642)	(19)
Net increase (decrease) in net assets resulting from
operations	(8,628)	(7)	(5,757)	(10)
Changes from principal transactions:
Total unit transactions	(30,441)	(57)	(9,943)	8
Increase (decrease) in net assets derived from
principal transactions	(30,441)	(57)	(9,943)	8
Total increase (decrease) in net assets	(39,069)	(64)	(15,700)	(2)
Net assets at December 31, 2015	$327,049	$300	$133,988	$276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net assets at January 1, 2014	$26,714	$6	$12,039	$956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(44)	—	24	7
Total realized gain (loss) on investments
and capital gains distributions	722	—	916	36
Net unrealized appreciation (depreciation)
of investments	(2,625)	—	738	70
Net increase (decrease) in net assets resulting from
operations	(1,947)	—	1,678	113
Changes from principal transactions:
Total unit transactions	2,175	1	4,738	(29)
Increase (decrease) in net assets derived from
principal transactions	2,175	1	4,738	(29)
Total increase (decrease) in net assets	228	1	6,416	84
Net assets at December 31, 2014	26,942	7	18,455	1,040

Increase (decrease) in net assets
Operations:
Net investment income (loss)	651	—	32	6
Total realized gain (loss) on investments
and capital gains distributions	865	—	1,292	23
Net unrealized appreciation (depreciation)
of investments	(2,367)	—	8	44
Net increase (decrease) in net assets resulting from
operations	(851)	—	1,332	73
Changes from principal transactions:
Total unit transactions	3,777	—	7,528	57
Increase (decrease) in net assets derived from
principal transactions	3,777	—	7,528	57
Total increase (decrease) in net assets	2,926	—	8,860	130
Net assets at December 31, 2015	$29,868	$7	$27,315	$1,170

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net assets at January 1, 2014	$37,350	$221	$365	$6,058

Increase (decrease) in net assets
Operations:
Net investment income (loss)	275	—	1	21
Total realized gain (loss) on investments
and capital gains distributions	1,158	13	18	725
Net unrealized appreciation (depreciation)
of investments	3,586	30	20	(9)
Net increase (decrease) in net assets resulting from
operations	5,019	43	39	737
Changes from principal transactions:
Total unit transactions	9,714	148	(5)	1,447
Increase (decrease) in net assets derived from
principal transactions	9,714	148	(5)	1,447
Total increase (decrease) in net assets	14,733	191	34	2,184
Net assets at December 31, 2014	52,083	412	399	8,242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	436	2	2	42
Total realized gain (loss) on investments
and capital gains distributions	2,482	13	39	575
Net unrealized appreciation (depreciation)
of investments	(2,184)	(11)	(58)	(1,037)
Net increase (decrease) in net assets resulting from
operations	734	4	(17)	(420)
Changes from principal transactions:
Total unit transactions	9,191	(27)	58	1,696
Increase (decrease) in net assets derived from
principal transactions	9,191	(27)	58	1,696
Total increase (decrease) in net assets	9,925	(23)	41	1,276
Net assets at December 31, 2015	$62,008	$389	$440	$9,518

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Net assets at January 1, 2014	$8,513	$44,130	$23,761	$155,627

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(61)	157	43	(891)
Total realized gain (loss) on investments
and capital gains distributions	559	2,651	2,067	17,876
Net unrealized appreciation (depreciation)
of investments	393	3,158	(925)	(9,131)
Net increase (decrease) in net assets resulting from
operations	891	5,966	1,185	7,854
Changes from principal transactions:
Total unit transactions	734	12,752	4,856	(12,367)
Increase (decrease) in net assets derived from
principal transactions	734	12,752	4,856	(12,367)
Total increase (decrease) in net assets	1,625	18,718	6,041	(4,513)
Net assets at December 31, 2014	10,138	62,848	29,802	151,114

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	401	62	(674)
Total realized gain (loss) on investments
and capital gains distributions	923	6,793	3,236	22,734
Net unrealized appreciation (depreciation)
of investments	(1,158)	(10,211)	(5,225)	(24,326)
Net increase (decrease) in net assets resulting from
operations	(263)	(3,017)	(1,927)	(2,266)
Changes from principal transactions:
Total unit transactions	1,257	17,827	6,078	(8,043)
Increase (decrease) in net assets derived from
principal transactions	1,257	17,827	6,078	(8,043)
Total increase (decrease) in net assets	994	14,810	4,151	(10,309)
Net assets at December 31, 2015	$11,132	$77,658	$33,953	$140,805

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya International Value Portfolio - Class I	Voya International Value Portfolio - Class S
Net assets at January 1, 2014	$299	$9,263	$62,868	$224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	120	1,486	5
Total realized gain (loss) on investments
and capital gains distributions	44	(52)	(990)	24
Net unrealized appreciation (depreciation)
of investments	(25)	408	(3,635)	(37)
Net increase (decrease) in net assets resulting from
operations	18	476	(3,139)	(8)
Changes from principal transactions:
Total unit transactions	(16)	2,545	(7,260)	(68)
Increase (decrease) in net assets derived from
principal transactions	(16)	2,545	(7,260)	(68)
Total increase (decrease) in net assets	2	3,021	(10,399)	(76)
Net assets at December 31, 2014	301	12,284	52,469	148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	184	167	1
Total realized gain (loss) on investments
and capital gains distributions	46	(42)	4,251	20
Net unrealized appreciation (depreciation)
of investments	(50)	(229)	(2,734)	(16)
Net increase (decrease) in net assets resulting from
operations	(4)	(87)	1,684	5
Changes from principal transactions:
Total unit transactions	17	1,134	(54,153)	(153)
Increase (decrease) in net assets derived from
principal transactions	17	1,134	(54,153)	(153)
Total increase (decrease) in net assets	13	1,047	(52,469)	(148)
Net assets at December 31, 2015	$314	$13,331	$—	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Net assets at January 1, 2014	$113,492	$1,401	$41,575	$108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(631)	(4)	(376)	—
Total realized gain (loss) on investments
and capital gains distributions	24,124	286	6,393	16
Net unrealized appreciation (depreciation)
of investments	(13,936)	(176)	(4,157)	(8)
Net increase (decrease) in net assets resulting from
operations	9,557	106	1,860	8
Changes from principal transactions:
Total unit transactions	8,554	(111)	(1,043)	23
Increase (decrease) in net assets derived from
principal transactions	8,554	(111)	(1,043)	23
Total increase (decrease) in net assets	18,111	(5)	817	31
Net assets at December 31, 2014	131,603	1,396	42,392	139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,205)	(8)	(437)	—
Total realized gain (loss) on investments
and capital gains distributions	21,290	237	5,993	24
Net unrealized appreciation (depreciation)
of investments	(20,540)	(236)	(6,776)	(25)
Net increase (decrease) in net assets resulting from
operations	(455)	(7)	(1,220)	(1)
Changes from principal transactions:
Total unit transactions	(2,699)	(157)	9,179	(17)
Increase (decrease) in net assets derived from
principal transactions	(2,699)	(157)	9,179	(17)
Total increase (decrease) in net assets	(3,154)	(164)	7,959	(18)
Net assets at December 31, 2015	$128,449	$1,232	$50,351	$121

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3
Net assets at January 1, 2014	$46,354	$96,025	$73,254	$4,722

Increase (decrease) in net assets
Operations:
Net investment income (loss)	321	(658)	(514)	47
Total realized gain (loss) on investments
and capital gains distributions	5,572	17,745	13,111	836
Net unrealized appreciation (depreciation)
of investments	(8,459)	(15,673)	(9,980)	(384)
Net increase (decrease) in net assets resulting from
operations	(2,566)	1,414	2,617	499
Changes from principal transactions:
Total unit transactions	2,232	(24,288)	(7,203)	(362)
Increase (decrease) in net assets derived from
principal transactions	2,232	(24,288)	(7,203)	(362)
Total increase (decrease) in net assets	(334)	(22,874)	(4,586)	137
Net assets at December 31, 2014	46,020	73,151	68,668	4,859

Increase (decrease) in net assets
Operations:
Net investment income (loss)	308	(593)	(506)	48
Total realized gain (loss) on investments
and capital gains distributions	2,876	24,237	12,497	1,030
Net unrealized appreciation (depreciation)
of investments	(3,521)	(23,911)	(12,873)	(1,118)
Net increase (decrease) in net assets resulting from
operations	(337)	(267)	(882)	(40)
Changes from principal transactions:
Total unit transactions	(1,430)	(10,513)	(3,655)	(1,883)
Increase (decrease) in net assets derived from
principal transactions	(1,430)	(10,513)	(3,655)	(1,883)
Total increase (decrease) in net assets	(1,767)	(10,780)	(4,537)	(1,923)
Net assets at December 31, 2015	$44,253	$62,371	$64,131	$2,936

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Special Small Cap Value Fund - Class A
Net assets at January 1, 2014	$118,569	$115	$118,565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	851	—	(408)
Total realized gain (loss) on investments
and capital gains distributions	8,386	23	20,105
Net unrealized appreciation (depreciation)
of investments	2,702	(20)	(12,714)
Net increase (decrease) in net assets resulting from
operations	11,939	3	6,983
Changes from principal transactions:
Total unit transactions	1,738	(10)	(7,059)
Increase (decrease) in net assets derived from
principal transactions	1,738	(10)	(7,059)
Total increase (decrease) in net assets	13,677	(7)	(76)
Net assets at December 31, 2014	132,246	108	118,489

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,202	(1)	(510)
Total realized gain (loss) on investments
and capital gains distributions	6,653	25	1,859
Net unrealized appreciation (depreciation)
of investments	(9,504)	(36)	(7,715)
Net increase (decrease) in net assets resulting from
operations	(1,649)	(12)	(6,366)
Changes from principal transactions:
Total unit transactions	(3,407)	(1)	(8,487)
Increase (decrease) in net assets derived from
principal transactions	(3,407)	(1)	(8,487)
Total increase (decrease) in net assets	(5,056)	(13)	(14,853)
Net assets at December 31, 2015	$127,190	$95	$103,636

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING Groep N.V. (“ING”) announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA”. On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

Throughout 2014, ING completed the sale of an aggregate of 82,783,006 shares of common stock of Voya Financial in a series of registered public offerings. Also during 2014, pursuant to the terms of share repurchase agreements between ING and Voya Financial, Voya Financial acquired 19,447,847 shares of its common stock from ING. As of the end of 2014, ING’s ownership of Voya Financial had been reduced to approximately 19%.

In March of 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial in a registered public offering. Concurrently with this offering, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 13,599,274 shares of its common stock from ING.

As a result of these transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial together with its subsidiaries by the end of 2016. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial common stock at an exercise price of $48.75, in each case subject to adjustments.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2015, the Account had 323 investment divisions (the “Divisions”), 168 of which invest in independently managed mutual funds and 155 of which invest in mutual funds managed by affiliates, either Voya Investments, LLC (“VIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2015 and related Trusts are as follows:

AB Growth and Income Fund, Inc.:
AB Growth and Income Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5
AIM Investment Funds:
Invesco Endeavor Fund - Class A
Invesco Global Health Care Fund - Investor Class
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Alger Funds:
Alger Capital Appreciation Fund - Class A
Alger Funds II:
Alger Green Fund - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class

American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
American Mutual Fund®:
American Mutual Fund® - Class R-4
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Capital Income Builder®:
Capital Income Builder® - Class R-4
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A
ColumbiaSM Acorn® Fund - Class Z
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A
Columbia Mid Cap Value Fund - Class Z
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series Inc.:
Davis Financial Fund - Class Y
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class
Emerging Markets Core Equity Portfolio - Institutional Class
U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR
Growth Fund of America®:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds:
Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares
Janus Aspen Series Enterprise Portfolio - Institutional Shares
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Janus Aspen Series Global Research Portfolio - Institutional Shares
Janus Aspen Series Janus Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class
JPMorgan Government Bond Fund - Select Class
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Growth Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Loomis Sayles Value Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I
Metropolitan West Total Return Bond Fund - Class M
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3
MFS® Series Trust X:
MFS® International Value Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Socially Responsive Fund - Institutional Class
Neuberger Berman Socially Responsive Fund - Trust Class
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund®, Inc.:
New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Nuveen Investment Trust:
Nuveen U.S. Infrastructure Bond Fund - Class I
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small Company Fund:
Oppenheimer International Small-Mid Company Fund - Class Y
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA

Oppenheimer Variable Account Funds (continued):
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K
Columbia Diversified Equity Income Fund - Class R4
Royce Fund:
Royce Total Return Fund - K Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds Inc:
TCW Total Return Bond Fund - Class N
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Funds Trust:
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
VY® FMR Diversified Mid Cap Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class

Voya Investors Trust (continued):
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Partners, Inc. (continued):
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Fidelity® VIP Mid Cap Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class

Voya Partners, Inc. (continued):
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global Value Advantage Portfolio - Class I
Voya Global Value Advantage Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Variable Products Trust (continued):
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA

Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A
Wells Fargo Special Small Cap Value Fund - Class A

The names of certain Trusts and Divisions were changed during 2015. The following is a summary of current and former names for those Divisions:

Current Name
AB Growth and Income Fund, Inc.:
AB Growth and Income Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I
Nuveen Investment Trust:
Nuveen U.S. Infrastructure Bond Fund - Class I
Oppenheimer International Small Company Fund:
Oppenheimer International Small-Mid Company Fund - Class Y
Victory Portfolios:
Victory Sycamore Small Company Opportunity Fund - Class R
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A
Wells Fargo Special Small Cap Value Fund - Class A

Former Name
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Institutional Class
Nuveen Investment Funds, Inc.:
Nuveen U.S. Infrastructure Income Fund - Class I
Oppenheimer International Small Company Fund:
Oppenheimer International Small Company Fund - Class Y
Victory Portfolios:
Victory Small Company Opportunity Fund - Class R
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A
Wells Fargo Advantage Special Small Cap Value Fund - Class A
During 2015, the following Divisions were closed to contract owners:

Parnassus Funds:
Parnassus Small Cap FundSM
Voya Investors Trust:
Voya Global Resources Portfolio - Institutional Class
Voya Global Resources Portfolio - Service Class
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class
Voya Aggregate Bond Portfolio - Initial Class
Voya Aggregate Bond Portfolio - Service Class
Voya Index Solution 2015 Portfolio - Initial Class
Voya Index Solution 2015 Portfolio - Service Class

Voya Partners, Inc. (continued):
Voya Index Solution 2015 Portfolio - Service 2 Class
Voya Solution 2015 Portfolio - Adviser Class
Voya Solution 2015 Portfolio - Initial Class
Voya Solution 2015 Portfolio - Service Class
Voya Solution 2015 Portfolio - Service 2 Class
Voya Series Fund, Inc.:
Voya Core Equity Research Fund - Class A
Voya Variable Products Trust:
Voya International Value Portfolio - Class I
Voya International Value Portfolio - Class S

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2015 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2015. The Account had no liabilities as of December 31, 2015.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.60% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.5% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge ranging from 0.50% to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

5.	Related Party Transactions
During the year ended December 31, 2015, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.10% to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.17% to 1.06% of the average net assets of each respective Fund.

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 follow:

	Purchases	Sales
	(Dollars in thousands)
AB Growth and Income Fund, Inc.:
AB Growth and Income Fund - Class A	$19	$45
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	139	98
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	2,232	50
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	18	—
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	718	786
Invesco Small Cap Growth Fund - Class A	28	34
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	100	37
AIM Investment Funds:
Invesco Endeavor Fund - Class A	10	38
Invesco Global Health Care Fund - Investor Class	225	345
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	154	23
AIM Sector Funds:
Invesco American Value Fund - Class R5	879	134
Invesco Energy Fund - Class R5	11	—
Invesco Small Cap Value Fund - Class A	81	136
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	1,386	3,583
Invesco V.I. Core Equity Fund - Series I Shares	4,789	4,835
Alger Funds:
Alger Capital Appreciation Fund - Class A	638	751
Alger Funds II:
Alger Green Fund - Class A	976	1,085

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	$24	$9
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	1	—
AllianzGI NFJ Small-Cap Value Fund - Class A	169	54
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	7,660	9,642
Amana Income Fund - Investor Class	9,230	12,840
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	1,016	3,070
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	114	46
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	2,782	6,683
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	2,022	2,076
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	365	1,146
Fundamental InvestorsSM - Class R-4	13,109	6,443
American Mutual Fund®:
American Mutual Fund® - Class R-4	1,509	243
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	104	155
Ariel Fund - Investor Class	6,253	4,209
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	3,814	1,578
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	4,616	11,821
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	392	616
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	185	—
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	15,096	858
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	68	11
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	3,727	5,026
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	3,286	2,336
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	2,352	5,267
Capital Income Builder®:
Capital Income Builder® - Class R-4	373	30
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	192	59
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	5,366	3,278
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	23	55
ColumbiaSM Acorn® Fund - Class Z	5	51

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	$2,360	$2,506
Columbia Mid Cap Value Fund - Class Z	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	138	22
Davis Series Inc.:
Davis Financial Fund - Class Y	1	—
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	1,598	1,373
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	1,589	107
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	658	229
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	10	5
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	35	1
Emerging Markets Core Equity Portfolio - Institutional Class	194	1
U.S. Targeted Value Portfolio - Institutional Class	2,653	49
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	65	77
Dodge & Cox Stock Fund	83	23
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	166	76
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	22	16
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	1,010	1,622
EuroPacific Growth Fund® - Class R-4	22,506	25,213
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	512	240
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	39,060	40,778
Fidelity® VIP Growth Portfolio - Initial Class	12,030	27,729
Fidelity® VIP High Income Portfolio - Initial Class	1,975	2,556
Fidelity® VIP Overseas Portfolio - Initial Class	4,130	4,302
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	150,699	178,048
Fidelity® VIP Index 500 Portfolio - Initial Class	14,179	11,924
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	4,559	32,317
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	2,945	2,397
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	406	1,119
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	289	62
Franklin Natural Resources Fund - Advisor Class	4	—
Franklin Small-Mid Cap Growth Fund - Class A	65	53

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	$20,576	$22,354
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	8	1
Growth Fund of America®:
Growth Fund of America® - Class R-3	2,402	5,112
Growth Fund of America® - Class R-4	38,878	38,335
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	1	—
Income Fund of America®:
Income Fund of America® - Class R-3	565	1,018
Ivy Funds:
Ivy Science and Technology Fund - Class Y	2,406	381
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	22	30
Janus Aspen Series Enterprise Portfolio - Institutional Shares	50	63
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	5	7
Janus Aspen Series Global Research Portfolio - Institutional Shares	7	34
Janus Aspen Series Janus Portfolio - Institutional Shares	17	4
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	219	32
JPMorgan Government Bond Fund - Select Class	822	261
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	—	—
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	2,511	1,249
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	311	25
LKCM Funds:
LKCM Aquinas Growth Fund	64	21
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	2,317	2,405
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	1,357	508
Loomis Sayles Value Fund - Class Y	13	1
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	84	26
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	44	1,268
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	106	336
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	364	183
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	112	45
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	8,574	11,613
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	—	—

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	$121	$675
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	3,823	133
Metropolitan West Total Return Bond Fund - Class M	8,144	2,573
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	40	1
MFS® Series Trust X:
MFS® International Value Fund - Class R3	81	2
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	132	48
Neuberger Berman Socially Responsive Fund - Institutional Class	412	5
Neuberger Berman Socially Responsive Fund - Trust Class	2,016	2,318
New Perspective Fund®:
New Perspective Fund® - Class R-3	539	568
New Perspective Fund® - Class R-4	18,963	9,011
New World Fund®, Inc.:
New World Fund® - Class R-4	169	3
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	853	913
Nuveen Investment Trust:
Nuveen U.S. Infrastructure Bond Fund - Class I	1,230	533
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	13	25
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	7,986	25,907
Oppenheimer Developing Markets Fund - Class Y	4,562	3,646
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	13	3
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	16	14
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y	116	8
Oppenheimer International Small Company Fund:
Oppenheimer International Small-Mid Company Fund - Class Y	141	5
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	1	1
Oppenheimer Global Fund/VA	20	7
Oppenheimer Global Strategic Income Fund/VA	6	—
Oppenheimer Main Street Fund®/VA	12	11
Oppenheimer Main Street Small Cap Fund®/VA	8,010	5,045
Parnassus Funds:
Parnassus Small Cap FundSM	—	—
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	9,124	3,085
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	5,036	6,170
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	671	51

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	$10,828	$29,504
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	3,596	818
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	260	369
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	402	503
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	3,116	2,648
Pioneer Equity Income VCT Portfolio - Class I	52	3
Pioneer High Yield VCT Portfolio - Class I	3,230	5,141
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	46	16
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	2,441	1,998
Columbia Diversified Equity Income Fund - Class R4	26	25
Royce Fund:
Royce Total Return Fund - K Class	—	—
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	528	57
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	5,192	1,536
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	4,145	39
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	217	211
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	103	149
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	2,777	267
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	240	1,330
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	4,446	7,905
Templeton Global Bond Fund - Class A	8,160	32,148
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	17	—
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	16	5
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	1,736	17
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	4,274	3,936
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	16	3
Equity Income Portfolio	64	56
Small Company Growth Portfolio	5	—

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	$43	$1
Victory Sycamore Small Company Opportunity Fund - Class R	8	3
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	7,210	37,338
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A	27	1
Voya Large Cap Value Fund - Class A	241	140
Voya Real Estate Fund - Class A	351	893
Voya Funds Trust:
Voya GNMA Income Fund - Class A	522	705
Voya Intermediate Bond Fund - Class A	390	739
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	191,955	50,518
Voya Intermediate Bond Portfolio - Class S	2,030	257
Voya Global Perspectives Portfolio - Class I	2,180	608
Voya Global Resources Portfolio - Institutional Class	1	25
Voya Global Resources Portfolio - Service Class	2,787	81,637
Voya High Yield Portfolio - Adviser Class	2	9
Voya High Yield Portfolio - Institutional Class	6,967	8,368
Voya High Yield Portfolio - Service Class	3,796	7,041
Voya Large Cap Growth Portfolio - Adviser Class	56	91
Voya Large Cap Growth Portfolio - Institutional Class	64,109	36,636
Voya Large Cap Growth Portfolio - Service Class	1,861	1,126
Voya Large Cap Value Portfolio - Adviser Class	2	3
Voya Large Cap Value Portfolio - Institutional Class	29,090	46,940
Voya Large Cap Value Portfolio - Service Class	642	443
Voya Limited Maturity Bond Portfolio - Adviser Class	91	73
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	3,927	5,657
Voya Multi-Manager Large Cap Core Portfolio - Service Class	66	29
Voya U.S. Stock Index Portfolio - Institutional Class	7,834	10,319
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	2	5
VY® Clarion Global Real Estate Portfolio - Adviser Class	40	39
VY® Clarion Global Real Estate Portfolio - Institutional Class	11,740	11,577
VY® Clarion Real Estate Portfolio - Adviser Class	6	21
VY® Clarion Real Estate Portfolio - Institutional Class	239	427
VY® Clarion Real Estate Portfolio - Service Class	5,770	9,805
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	9,876	8,912
VY® FMR Diversified Mid Cap Portfolio - Service Class	11,272	5,459
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	6	12
VY® Invesco Growth and Income Portfolio - Institutional Class	7,100	3,318
VY® Invesco Growth and Income Portfolio - Service Class	7,699	3,783
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	35	62
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	3,241	3,704
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	2,822	2,975
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	29	9
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	10,340	2,310
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	6,636	2,398
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	4	—

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Intermediate Bond Portfolio (continued):
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	$123	$63
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	61,618	12,477
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	137,609	20,894
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	234	201
VY® T. Rowe Price Equity Income Portfolio - Service Class	18,034	23,232
VY® T. Rowe Price International Stock Portfolio - Adviser Class	10	34
VY® T. Rowe Price International Stock Portfolio - Service Class	2,183	2,288
VY® Templeton Global Growth Portfolio - Institutional Class	129	100
VY® Templeton Global Growth Portfolio - Service Class	691	1,348
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	56,280	65,928
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	41	21
Voya Multi-Manager International Small Cap Fund - Class A	35	66
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class	225	1,918
Voya Aggregate Bond Portfolio - Initial Class	1,038	3,184
Voya Aggregate Bond Portfolio - Service Class	19,929	173,751
Voya Global Bond Portfolio - Adviser Class	78	66
Voya Global Bond Portfolio - Initial Class	1,585	15,901
Voya Global Bond Portfolio - Service Class	97	148
Voya Index Solution 2015 Portfolio - Initial Class	3,115	3,326
Voya Index Solution 2015 Portfolio - Service Class	297	1,452
Voya Index Solution 2015 Portfolio - Service 2 Class	331	1,376
Voya Index Solution 2025 Portfolio - Initial Class	4,334	256
Voya Index Solution 2025 Portfolio - Service Class	1,096	957
Voya Index Solution 2025 Portfolio - Service 2 Class	805	1,011
Voya Index Solution 2035 Portfolio - Initial Class	6,155	369
Voya Index Solution 2035 Portfolio - Service Class	2,420	208
Voya Index Solution 2035 Portfolio - Service 2 Class	707	1,042
Voya Index Solution 2045 Portfolio - Initial Class	6,077	339
Voya Index Solution 2045 Portfolio - Service Class	746	133
Voya Index Solution 2045 Portfolio - Service 2 Class	735	673
Voya Index Solution 2055 Portfolio - Initial Class	1,227	58
Voya Index Solution 2055 Portfolio - Service Class	504	132
Voya Index Solution 2055 Portfolio - Service 2 Class	352	139
Voya Index Solution Income Portfolio - Initial Class	4,090	1,252
Voya Index Solution Income Portfolio - Service Class	1,210	987
Voya Index Solution Income Portfolio - Service 2 Class	1,375	327
Voya Solution 2015 Portfolio - Adviser Class	114	922
Voya Solution 2015 Portfolio - Initial Class	654	3,295
Voya Solution 2015 Portfolio - Service Class	12,383	72,334
Voya Solution 2015 Portfolio - Service 2 Class	1,588	8,748
Voya Solution 2025 Portfolio - Adviser Class	87	74
Voya Solution 2025 Portfolio - Initial Class	1,900	552
Voya Solution 2025 Portfolio - Service Class	31,195	23,303
Voya Solution 2025 Portfolio - Service 2 Class	3,767	4,103
Voya Solution 2035 Portfolio - Adviser Class	58	43

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
Voya Solution 2035 Portfolio - Initial Class	$1,646	$183
Voya Solution 2035 Portfolio - Service Class	33,649	20,177
Voya Solution 2035 Portfolio - Service 2 Class	3,142	2,296
Voya Solution 2045 Portfolio - Adviser Class	14	84
Voya Solution 2045 Portfolio - Initial Class	1,723	951
Voya Solution 2045 Portfolio - Service Class	27,611	13,147
Voya Solution 2045 Portfolio - Service 2 Class	2,515	1,635
Voya Solution 2055 Portfolio - Initial Class	895	384
Voya Solution 2055 Portfolio - Service Class	6,499	1,406
Voya Solution 2055 Portfolio - Service 2 Class	646	226
Voya Solution Balanced Portfolio - Service Class	1,586	664
Voya Solution Income Portfolio - Adviser Class	858	71
Voya Solution Income Portfolio - Initial Class	4,382	876
Voya Solution Income Portfolio - Service Class	67,953	12,370
Voya Solution Income Portfolio - Service 2 Class	7,842	1,932
Voya Solution Moderately Conservative Portfolio - Service Class	1,550	1,298
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	30	75
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	7,753	2,735
VY® American Century Small-Mid Cap Value Portfolio - Service Class	13,629	11,286
VY® Baron Growth Portfolio - Adviser Class	57	91
VY® Baron Growth Portfolio - Service Class	15,474	28,375
VY® Columbia Contrarian Core Portfolio - Service Class	2,900	2,179
VY® Columbia Small Cap Value II Portfolio - Adviser Class	31	5
VY® Columbia Small Cap Value II Portfolio - Service Class	2,155	695
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	256	847
VY® Invesco Comstock Portfolio - Adviser Class	50	61
VY® Invesco Comstock Portfolio - Service Class	3,947	12,124
VY® Invesco Equity and Income Portfolio - Adviser Class	166	107
VY® Invesco Equity and Income Portfolio - Initial Class	37,812	37,760
VY® Invesco Equity and Income Portfolio - Service Class	545	2,172
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	74	111
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	2,413	939
VY® JPMorgan Mid Cap Value Portfolio - Service Class	15,530	10,793
VY® Oppenheimer Global Portfolio - Adviser Class	70	68
VY® Oppenheimer Global Portfolio - Initial Class	61,624	48,647
VY® Oppenheimer Global Portfolio - Service Class	282	154
VY® Pioneer High Yield Portfolio - Initial Class	4,185	11,419
VY® Pioneer High Yield Portfolio - Service Class	222	175
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	88	38
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	74,457	31,214
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	296	247
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	266	243
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	82,942	23,169
VY® T. Rowe Price Growth Equity Portfolio - Service Class	1,293	1,049
VY® Templeton Foreign Equity Portfolio - Adviser Class	19	55
VY® Templeton Foreign Equity Portfolio - Initial Class	7,570	12,245
VY® Templeton Foreign Equity Portfolio - Service Class	76	70

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Series Fund, Inc.:
Voya Core Equity Research Fund - Class A	$23	$173
Voya Corporate Leaders 100 Fund - Class I	1,580	74
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	5,880	9,532
Voya Strategic Allocation Growth Portfolio - Class I	5,671	8,458
Voya Strategic Allocation Moderate Portfolio - Class I	5,818	8,856
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	102	169
Voya Growth and Income Portfolio - Class I	88,029	152,269
Voya Growth and Income Portfolio - Class S	121	85
Voya Variable Portfolios, Inc.:
Voya Global Value Advantage Portfolio - Class I	119,699	16,950
Voya Global Value Advantage Portfolio - Class S	15,181	2,413
Voya Index Plus LargeCap Portfolio - Class I	11,290	34,023
Voya Index Plus LargeCap Portfolio - Class S	56	91
Voya Index Plus MidCap Portfolio - Class I	57,499	39,080
Voya Index Plus MidCap Portfolio - Class S	58	66
Voya Index Plus SmallCap Portfolio - Class I	6,191	16,228
Voya Index Plus SmallCap Portfolio - Class S	21	13
Voya International Index Portfolio - Class I	8,713	4,284
Voya International Index Portfolio - Class S	1	—
Voya Russell™ Large Cap Growth Index Portfolio - Class I	11,087	3,528
Voya Russell™ Large Cap Growth Index Portfolio - Class S	122	58
Voya Russell™ Large Cap Index Portfolio - Class I	15,076	5,449
Voya Russell™ Large Cap Index Portfolio - Class S	15	39
Voya Russell™ Large Cap Value Index Portfolio - Class I	237	172
Voya Russell™ Large Cap Value Index Portfolio - Class S	3,392	1,536
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	3,720	2,492
Voya Russell™ Mid Cap Index Portfolio - Class I	27,920	4,124
Voya Russell™ Small Cap Index Portfolio - Class I	11,308	2,425
Voya Small Company Portfolio - Class I	26,448	13,965
Voya Small Company Portfolio - Class S	65	3
Voya U.S. Bond Index Portfolio - Class I	4,037	2,692
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	431	54,417
Voya International Value Portfolio - Class S	—	152
Voya MidCap Opportunities Portfolio - Class I	26,793	11,510
Voya MidCap Opportunities Portfolio - Class S	377	356
Voya SmallCap Opportunities Portfolio - Class I	17,313	3,786
Voya SmallCap Opportunities Portfolio - Class S	27	30
Wanger Advisors Trust:
Wanger International	8,509	5,582
Wanger Select	20,861	12,154
Wanger USA	16,400	9,294
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	864	2,549
Washington Mutual Investors FundSM - Class R-4	14,909	12,054

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	$42	$16
Wells Fargo Special Small Cap Value Fund - Class A	5,740	13,091

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB Growth and Income Fund, Inc.:
AB Growth and Income Fund - Class A	8,765	10,671	(1,906)	1,139	909	230
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	11,401	9,457	1,944	8,091	22,880	(14,789)
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	256,354	7,638	248,716	—	—	—
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	1,774	70	1,704	3,590	397	3,193
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	85,409	98,549	(13,140)	61,826	97,560	(35,734)
Invesco Small Cap Growth Fund - Class A	853	1,365	(512)	2,298	289	2,009
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	44,961	40,004	4,957	18,800	2,737	16,063
AIM Investment Funds:
Invesco Endeavor Fund - Class A	310	2,233	(1,923)	150	985	(835)
Invesco Global Health Care Fund - Investor Class	4,253	6,861	(2,608)	4,387	4,194	193
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	15,076	2,236	12,840	3,582	—	3,582
AIM Sector Funds:
Invesco American Value Fund - Class R5	151,983	88,484	63,499	24,670	3,396	21,274
Invesco Energy Fund - Class R5	1,706	—	1,706	59	—	59
Invesco Small Cap Value Fund - Class A	5,341	8,400	(3,059)	10,396	7,347	3,049
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	500,937	534,925	(33,988)	2,273,655	2,285,773	(12,118)
Invesco V.I. Core Equity Fund - Series I Shares	686,968	940,464	(253,496)	1,021,584	1,235,507	(213,923)
Alger Funds:
Alger Capital Appreciation Fund - Class A	25,412	33,369	(7,957)	56,679	31,640	25,039
Alger Funds II:
Alger Green Fund - Class A	108,661	114,117	(5,456)	69,630	97,999	(28,369)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	867	349	518	403	696	(293)
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—	—	—	—	—
AllianzGI NFJ Small-Cap Value Fund - Class A	10,448	9,046	1,402	8,537	10,283	(1,746)
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	1,091,832	1,334,467	(242,635)	517,473	683,467	(165,994)
Amana Income Fund - Investor Class	1,975,270	2,411,533	(436,263)	804,236	1,003,614	(199,378)
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	68,600	185,810	(117,210)	77,927	110,300	(32,373)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	19,309	13,459	5,850	8,564	2,575	5,989
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	1,301,692	1,627,492	(325,800)	609,577	968,978	(359,401)
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	749,533	795,864	(46,331)	182,599	170,673	11,926
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	39,184	95,572	(56,388)	105,939	100,760	5,179
Fundamental InvestorsSM - Class R-4	1,327,446	1,110,780	216,666	1,467,112	640,796	826,316
American Mutual Fund®:
American Mutual Fund® - Class R-4	87,654	22,335	65,319	116,889	48,519	68,370
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	4,142	8,843	(4,701)	15,551	19,831	(4,280)
Ariel Fund - Investor Class	354,138	329,520	24,618	334,428	315,240	19,188
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	487,906	296,467	191,439	500,588	238,867	261,721
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	971,544	1,480,780	(509,236)	1,253,942	642,464	611,478
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	17,894	40,137	(22,243)	36,295	28,711	7,584
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	17,140	241	16,899	—	—	—
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	1,536,043	295,234	1,240,809	—	—	—

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	5,937	991	4,946	2,050	—	2,050
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	426,513	549,033	(122,520)	229,160	236,337	(7,177)
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	362,225	290,801	71,424	205,111	234,254	(29,143)
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	583,669	668,304	(84,635)	271,437	408,239	(136,802)
Capital Income Builder®:
Capital Income Builder® - Class R-4	44,231	8,760	35,471	—	—	—
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	13,673	8,509	5,164	13,931	10,378	3,553
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	411,623	340,986	70,637	373,166	124,771	248,395
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	115	2,823	(2,708)	2,877	3,037	(160)
ColumbiaSM Acorn® Fund - Class Z	—	3,326	(3,326)	301	1	300
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	135,026	222,366	(87,340)	403,700	166,157	237,543
Columbia Mid Cap Value Fund - Class Z	—	—	—	—	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	3,161	1,858	1,303	1,959	3,855	(1,896)
Davis Series Inc.:
Davis Financial Fund - Class Y	100	—	100	16	—	16
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	702,421	693,477	8,944	334,963	91,754	243,209
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	141,426	1,860	139,566	—	—	—
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	56,373	26,538	29,835	60,683	14,824	45,859
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	789	469	320	2,198	—	2,198
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	3,691	257	3,434	—	—	—

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
DFA Investment Dimensions Group Inc. (continued):
Emerging Markets Core Equity Portfolio - Institutional Class	22,799	207	22,592	—	—	—
U.S. Targeted Value Portfolio - Institutional Class	274,969	7,718	267,251	—	—	—
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	8,644	9,810	(1,166)	8,823	7,736	1,087
Dodge & Cox Stock Fund	5,442	3,150	2,292	11,165	3,117	8,048
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	4,812	3,233	1,579	6,247	6,751	(504)
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	613	774	(161)	959	3,435	(2,476)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	92,554	127,423	(34,869)	137,446	198,666	(61,220)
EuroPacific Growth Fund® - Class R-4	5,169,893	5,547,179	(377,286)	2,271,569	2,567,432	(295,863)
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	44,217	21,911	22,306	57,873	47,555	10,318
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,024,991	4,186,559	(1,161,568)	4,739,446	5,697,917	(958,471)
Fidelity® VIP Growth Portfolio - Initial Class	1,283,570	2,045,856	(762,286)	1,936,777	2,343,497	(406,720)
Fidelity® VIP High Income Portfolio - Initial Class	921,688	1,001,754	(80,066)	324,193	270,806	53,387
Fidelity® VIP Overseas Portfolio - Initial Class	740,448	752,988	(12,540)	291,741	488,619	(196,878)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	9,338,983	13,429,832	(4,090,849)	8,504,413	10,428,334	(1,923,921)
Fidelity® VIP Index 500 Portfolio - Initial Class	4,482,826	4,470,148	12,678	552,062	470,164	81,898
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	65,882	1,349,058	(1,283,176)	204,220	210,389	(6,169)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	798,412	834,385	(35,973)	81,565	137,289	(55,724)
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	26,860	62,976	(36,116)	47,969	53,384	(5,415)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	17,879	3,599	14,280	6,880	—	6,880
Franklin Natural Resources Fund - Advisor Class	630	22	608	393	—	393
Franklin Small-Mid Cap Growth Fund - Class A	7,249	7,866	(617)	12,882	34,663	(21,781)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	1,521,407	2,182,234	(660,827)	1,578,288	1,969,637	(391,349)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	570	—	570	255	—	255
Growth Fund of America®:
Growth Fund of America® - Class R-3	168,488	330,496	(162,008)	275,304	300,335	(25,031)
Growth Fund of America® - Class R-4	5,377,131	6,574,765	(1,197,634)	1,947,231	2,591,846	(644,615)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	1	—	1	2	—	2
The Hartford Dividend And Growth Fund - Class R4	39	—	39	64	28	36
Income Fund of America®:
Income Fund of America® - Class R-3	30,995	58,913	(27,918)	78,078	75,682	2,396
Ivy Funds:
Ivy Science and Technology Fund - Class Y	222,168	45,199	176,969	2,814	—	2,814
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	65	352	(287)	73	407	(334)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	391	1,224	(833)	614	2,189	(1,575)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	142	261	(119)	119	122	(3)
Janus Aspen Series Global Research Portfolio - Institutional Shares	208	1,098	(890)	429	2,613	(2,184)
Janus Aspen Series Janus Portfolio - Institutional Shares	57	89	(32)	194	355	(161)
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	19,596	2,523	17,073	6,148	2	6,146
JPMorgan Government Bond Fund - Select Class	133,330	79,978	53,352	35,333	18,132	17,201
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	2	—	2	5	2	3
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	234,948	138,506	96,442	89,475	106,101	(16,626)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	27,530	2,297	25,233	11,423	2,710	8,713
LKCM Funds:
LKCM Aquinas Growth Fund	2,944	1,422	1,522	2,389	7,026	(4,637)
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	131,685	203,356	(71,671)	135,003	243,495	(108,492)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	216,835	132,612	84,223	77,688	40,421	37,267
Loomis Sayles Value Fund - Class Y	1,268	318	950	15	—	15
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	3,064	1,735	1,329	6,841	6,523	318
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	3,631	109,785	(106,154)	107,585	1,858	105,727
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	24,421	36,224	(11,803)	5,779	3,391	2,388
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	7,798	9,793	(1,995)	11,666	20,089	(8,423)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	10,370	8,242	2,128	3,375	4,144	(769)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	1,699,797	2,050,593	(350,796)	947,908	1,444,081	(496,173)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	—	—	—	349	33,956	(33,607)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	5,833	33,914	(28,081)	5,465	5,925	(460)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	384,019	16,153	367,866	—	—	—
Metropolitan West Total Return Bond Fund - Class M	1,041,430	525,135	516,295	800,259	119,151	681,108
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	3,715	17	3,698	77	—	77
MFS® Series Trust X:
MFS® International Value Fund - Class R3	7,682	307	7,375	1,360	—	1,360
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	5,133	2,901	2,232	22,553	6,799	15,754
Neuberger Berman Socially Responsive Fund - Institutional Class	38,523	659	37,864	—	—	—
Neuberger Berman Socially Responsive Fund - Trust Class	134,641	213,704	(79,063)	149,371	292,937	(143,566)
New Perspective Fund®:
New Perspective Fund® - Class R-3	29,935	36,124	(6,189)	41,053	56,424	(15,371)
New Perspective Fund® - Class R-4	1,855,348	1,712,312	143,036	953,736	767,474	186,262

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
New World Fund®, Inc.:
New World Fund® - Class R-4	18,096	394	17,702	2,923	107	2,816
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	200,934	208,697	(7,763)	166,321	51,773	114,548
Nuveen Investment Trust:
Nuveen U.S. Infrastructure Bond Fund - Class I	81,085	49,529	31,556	13,171	3,309	9,862
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	76	1,323	(1,247)	156	1,088	(932)
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,711,719	1,977,076	(265,357)	586,373	795,730	(209,357)
Oppenheimer Developing Markets Fund - Class Y	546,983	473,223	73,760	545,143	408,100	137,043
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	3,326	1,289	2,037	2,123	538	1,585
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	3,214	3,186	28	5,425	12,978	(7,553)
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y	13,081	1,875	11,206	1,119	34	1,085
Oppenheimer International Small Company Fund:
Oppenheimer International Small-Mid Company Fund - Class Y	13,876	529	13,347	1,264	—	1,264
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	12,585	12,711	(126)	1,073,660	1,075,981	(2,321)
Oppenheimer Global Fund/VA	139	234	(95)	100	1,410	(1,310)
Oppenheimer Global Strategic Income Fund/VA	54	—	54	166	278	(112)
Oppenheimer Main Street Fund®/VA	70,912	71,608	(696)	71,747	72,472	(725)
Oppenheimer Main Street Small Cap Fund®/VA	331,804	412,660	(80,856)	420,162	298,913	121,249
Parnassus Funds:
Parnassus Small Cap FundSM	—	1	(1)	1	—	1
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	1,894,695	1,621,254	273,441	664,173	91,287	572,886
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	1,080,917	1,319,582	(238,665)	337,046	833,243	(496,197)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	127,538	31,275	96,263	1,941	2	1,939

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	2,661,016	4,127,334	(1,466,318)	1,459,039	3,066,350	(1,607,311)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	871,989	738,433	133,556	294,049	60,025	234,024
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	26,386	37,121	(10,735)	59,423	54,683	4,740
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	31,753	42,918	(11,165)	28,838	33,274	(4,436)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	465,166	638,409	(173,243)	286,936	401,033	(114,097)
Pioneer Equity Income VCT Portfolio - Class I	2,259	52	2,207	438	5	433
Pioneer High Yield VCT Portfolio - Class I	228,484	424,842	(196,358)	312,054	731,752	(419,698)
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	4,115	1,657	2,458	2,146	—	2,146
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	164,644	214,060	(49,416)	187,608	157,877	29,731
Columbia Diversified Equity Income Fund - Class R4	949	1,682	(733)	8,405	9,974	(1,569)
Royce Fund:
Royce Total Return Fund - K Class	15	—	15	14	26	(12)
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	54,675	6,962	47,713	—	—	—
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	475,133	282,207	192,926	246,943	277,010	(30,067)
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	363,391	5,469	357,922	—	—	—
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	6,440	9,843	(3,403)	8,097	7,391	706
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	4,764	8,483	(3,719)	3,943	3,384	559
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	299,585	50,785	248,800	—	—	—
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	14,923	77,559	(62,636)	34,101	33,560	541

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	445,912	866,121	(420,209)	505,041	719,703	(214,662)
Templeton Global Bond Fund - Class A	1,446,646	2,566,812	(1,120,166)	1,246,084	2,175,254	(929,170)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	1,546	3	1,543	352	—	352
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	894	636	258	846	709	137
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	162,835	3,218	159,617	—	—	—
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	2,813,741	2,566,661	247,080	2,785,318	1,886,913	898,405
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	302	99	203	190	223	(33)
Equity Income Portfolio	1,949	2,442	(493)	674	1,609	(935)
Small Company Growth Portfolio	124	1	123	110	114	(4)
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	3,996	9	3,987	521	—	521
Victory Sycamore Small Company Opportunity Fund - Class R	328	143	185	1,193	1,007	186
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,369,412	7,407,079	(1,037,667)	6,900,260	7,946,799	(1,046,539)
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A	934	5	929	6,922	7,948	(1,026)
Voya Large Cap Value Fund - Class A	17,921	11,330	6,591	—	—	—
Voya Real Estate Fund - Class A	11,257	34,830	(23,573)	29,488	45,369	(15,881)
Voya Funds Trust:
Voya GNMA Income Fund - Class A	72,482	89,954	(17,472)	81,389	118,073	(36,684)
Voya Intermediate Bond Fund - Class A	41,265	66,141	(24,876)	63,178	85,742	(22,564)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	40,479,458	35,667,006	4,812,452	10,266,086	10,948,673	(682,587)
Voya Intermediate Bond Portfolio - Class S	136,282	17,936	118,346	3,065	8,131	(5,066)
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I	228,087	82,785	145,302	97,383	6,645	90,738
Voya Global Resources Portfolio - Institutional Class	—	2,012	(2,012)	2,012	2,036	(24)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
Voya Global Resources Portfolio - Service Class	—	7,446,082	(7,446,082)	1,472,683	1,770,413	(297,730)
Voya High Yield Portfolio - Adviser Class	16	757	(741)	326	553	(227)
Voya High Yield Portfolio - Institutional Class	1,202,791	1,354,862	(152,071)	594,053	608,615	(14,562)
Voya High Yield Portfolio - Service Class	299,004	539,407	(240,403)	347,303	503,670	(156,367)
Voya Large Cap Growth Portfolio - Adviser Class	1,954	5,043	(3,089)	1,269	1,343	(74)
Voya Large Cap Growth Portfolio - Institutional Class	8,520,849	9,311,643	(790,794)	15,073,827	6,688,751	8,385,076
Voya Large Cap Growth Portfolio - Service Class	91,250	86,716	4,534	2,183,541	2,007,745	175,796
Voya Large Cap Value Portfolio - Adviser Class	8	211	(203)	135	792	(657)
Voya Large Cap Value Portfolio - Institutional Class	6,785,389	9,689,622	(2,904,233)	9,544,852	8,749,430	795,422
Voya Large Cap Value Portfolio - Service Class	56,177	50,087	6,090	4,411,579	4,385,896	25,683
Voya Limited Maturity Bond Portfolio - Adviser Class	9,027	7,198	1,829	117	53	64
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	495,793	660,716	(164,923)	335,215	994,174	(658,959)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	5,401	4,452	949	6,812	6,956	(144)
Voya U.S. Stock Index Portfolio - Institutional Class	365,481	528,907	(163,426)	293,421	90,931	202,490
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	134	498	(364)	683	2,903	(2,220)
VY® Clarion Global Real Estate Portfolio - Adviser Class	3,118	3,129	(11)	154	112	42
VY® Clarion Global Real Estate Portfolio - Institutional Class	3,242,665	3,411,818	(169,153)	1,478,388	1,533,113	(54,725)
VY® Clarion Real Estate Portfolio - Adviser Class	308	1,337	(1,029)	1,299	1,002	297
VY® Clarion Real Estate Portfolio - Institutional Class	2,297,928	2,309,322	(11,394)	2,676,696	2,681,243	(4,547)
VY® Clarion Real Estate Portfolio - Service Class	1,004,962	1,277,871	(272,909)	981,456	909,218	72,238
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	319,774	646,422	(326,648)	336,908	441,515	(104,607)
VY® FMR Diversified Mid Cap Portfolio - Service Class	346,354	491,911	(145,557)	359,464	714,674	(355,210)
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	—	752	(752)	—	—	—
VY® Invesco Growth and Income Portfolio - Institutional Class	257,976	256,446	1,530	725,655	126,589	599,066
VY® Invesco Growth and Income Portfolio - Service Class	309,775	324,941	(15,166)	249,607	319,147	(69,540)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	680	3,745	(3,065)	8,883	5,748	3,135
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	1,337,502	1,443,994	(106,492)	297,493	392,004	(94,511)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	215,212	285,211	(69,999)	253,723	273,074	(19,351)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	1,692	507	1,185	190	162	28
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	466,474	187,724	278,750	531,339	175,309	356,030
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	340,039	269,544	70,495	313,961	198,398	115,563
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	30	—	30	172	774	(602)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	4,477	3,976	501	2,269	1,072	1,197
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,623,581	1,237,719	1,385,862	2,095,836	1,202,234	893,602
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	8,477,339	6,831,845	1,645,494	4,815,888	3,876,591	939,297
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	1,756	11,655	(9,899)	2,073	23,600	(21,527)
VY® T. Rowe Price Equity Income Portfolio - Service Class	786,931	1,644,156	(857,225)	2,013,121	2,219,181	(206,060)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	887	3,326	(2,439)	349	417	(68)
VY® T. Rowe Price International Stock Portfolio - Service Class	174,092	181,950	(7,858)	87,609	90,434	(2,825)
VY® Templeton Global Growth Portfolio - Institutional Class	4,964	5,219	(255)	7,609	5,231	2,378
VY® Templeton Global Growth Portfolio - Service Class	77,365	150,591	(73,226)	173,993	182,526	(8,533)
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	14,183,575	14,630,963	(447,388)	21,872,589	24,500,295	(2,627,706)
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	2,710	1,915	795	6,560	6,669	(109)
Voya Multi-Manager International Small Cap Fund - Class A	3,451	4,993	(1,542)	6,040	12,641	(6,601)
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class	—	124,099	(124,099)	3,492	16,257	(12,765)
Voya Aggregate Bond Portfolio - Initial Class	—	215,804	(215,804)	200,523	89,309	111,214
Voya Aggregate Bond Portfolio - Service Class	—	10,308,512	(10,308,512)	6,317,060	8,733,815	(2,416,755)
Voya Global Bond Portfolio - Adviser Class	5,643	4,843	800	1,631	5,115	(3,484)
Voya Global Bond Portfolio - Initial Class	3,561,328	4,549,736	(988,408)	4,716,036	5,893,271	(1,177,235)
Voya Global Bond Portfolio - Service Class	17,619	21,520	(3,901)	30,180	32,209	(2,029)
Voya Index Solution 2015 Portfolio - Initial Class	—	44,404	(44,404)	41,437	39,483	1,954
Voya Index Solution 2015 Portfolio - Service Class	—	83,854	(83,854)	78,930	36,195	42,735
Voya Index Solution 2015 Portfolio - Service 2 Class	—	89,074	(89,074)	39,203	40,530	(1,327)
Voya Index Solution 2025 Portfolio - Initial Class	215,163	23,224	191,939	103,691	33,404	70,287
Voya Index Solution 2025 Portfolio - Service Class	126,468	134,965	(8,497)	79,995	10,534	69,461
Voya Index Solution 2025 Portfolio - Service 2 Class	102,446	138,805	(36,359)	115,966	91,208	24,758
Voya Index Solution 2035 Portfolio - Initial Class	283,709	29,772	253,937	80,221	32,474	47,747
Voya Index Solution 2035 Portfolio - Service Class	152,698	58,984	93,714	61,629	3,894	57,735
Voya Index Solution 2035 Portfolio - Service 2 Class	64,280	101,814	(37,534)	62,364	44,415	17,949
Voya Index Solution 2045 Portfolio - Initial Class	267,699	25,311	242,388	79,331	13,209	66,122
Voya Index Solution 2045 Portfolio - Service Class	72,475	48,546	23,929	22,326	2,599	19,727

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
Voya Index Solution 2045 Portfolio - Service 2 Class	53,424	63,339	(9,915)	54,200	35,570	18,630
Voya Index Solution 2055 Portfolio - Initial Class	81,161	15,925	65,236	24,539	8,482	16,057
Voya Index Solution 2055 Portfolio - Service Class	38,274	19,256	19,018	27,913	16,457	11,456
Voya Index Solution 2055 Portfolio - Service 2 Class	20,158	9,605	10,553	13,199	4,884	8,315
Voya Index Solution Income Portfolio - Initial Class	267,660	85,102	182,558	34,836	4,971	29,865
Voya Index Solution Income Portfolio - Service Class	105,171	87,142	18,029	14,325	3	14,322
Voya Index Solution Income Portfolio - Service 2 Class	117,691	39,487	78,204	2,621	1,435	1,186
Voya Solution 2015 Portfolio - Adviser Class	—	63,362	(63,362)	—	4,278	(4,278)
Voya Solution 2015 Portfolio - Initial Class	—	260,171	(260,171)	123,459	21,267	102,192
Voya Solution 2015 Portfolio - Service Class	—	4,707,584	(4,707,584)	1,088,365	1,296,113	(207,748)
Voya Solution 2015 Portfolio - Service 2 Class	—	578,836	(578,836)	192,801	370,146	(177,345)
Voya Solution 2025 Portfolio - Adviser Class	1,565	4,918	(3,353)	573	3,412	(2,839)
Voya Solution 2025 Portfolio - Initial Class	185,121	98,586	86,535	156,600	102,645	53,955
Voya Solution 2025 Portfolio - Service Class	1,874,226	2,454,750	(580,524)	1,782,932	1,457,184	325,748
Voya Solution 2025 Portfolio - Service 2 Class	238,520	370,403	(131,883)	387,739	424,277	(36,538)
Voya Solution 2035 Portfolio - Adviser Class	2,323	2,740	(417)	94	2,888	(2,794)
Voya Solution 2035 Portfolio - Initial Class	198,592	112,305	86,287	98,339	24,053	74,286
Voya Solution 2035 Portfolio - Service Class	1,530,391	1,862,602	(332,211)	1,539,254	1,063,086	476,168
Voya Solution 2035 Portfolio - Service 2 Class	194,454	252,431	(57,977)	361,772	411,197	(49,425)
Voya Solution 2045 Portfolio - Adviser Class	10	5,443	(5,433)	70	4	66
Voya Solution 2045 Portfolio - Initial Class	176,959	132,030	44,929	25,148	13,743	11,405
Voya Solution 2045 Portfolio - Service Class	1,173,044	1,290,757	(117,713)	1,100,142	933,260	166,882
Voya Solution 2045 Portfolio - Service 2 Class	153,030	179,705	(26,675)	209,789	248,904	(39,115)
Voya Solution 2055 Portfolio - Initial Class	114,413	74,206	40,207	47,952	1,027	46,925
Voya Solution 2055 Portfolio - Service Class	394,829	171,074	223,755	326,023	143,253	182,770
Voya Solution 2055 Portfolio - Service 2 Class	43,771	24,854	18,917	58,096	47,801	10,295
Voya Solution Balanced Portfolio - Service Class	102,544	64,660	37,884	100,040	52,251	47,789
Voya Solution Income Portfolio - Adviser Class	57,613	4,761	52,852	—	1,801	(1,801)
Voya Solution Income Portfolio - Initial Class	369,892	87,918	281,974	224,552	172,525	52,027
Voya Solution Income Portfolio - Service Class	4,901,763	1,124,728	3,777,035	382,007	240,155	141,852
Voya Solution Income Portfolio - Service 2 Class	600,937	166,050	434,887	39,405	58,560	(19,155)
Voya Solution Moderately Conservative Portfolio - Service Class	113,072	126,645	(13,573)	166,705	85,586	81,119

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	109	3,455	(3,346)	1,038	1,203	(165)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	282,485	222,824	59,661	268,668	409,162	(140,494)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	1,075,854	1,380,186	(304,332)	1,501,255	1,595,898	(94,643)
VY® Baron Growth Portfolio - Adviser Class	1,357	4,395	(3,038)	831	8,967	(8,136)
VY® Baron Growth Portfolio - Service Class	2,724,424	3,568,296	(843,872)	3,991,501	4,506,102	(514,601)
VY® Columbia Contrarian Core Portfolio - Service Class	192,921	228,272	(35,351)	168,151	211,457	(43,306)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	2,119	308	1,811	—	1,703	(1,703)
VY® Columbia Small Cap Value II Portfolio - Service Class	173,434	83,200	90,234	66,448	110,449	(44,001)
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	442	56,137	(55,695)	173	55,311	(55,138)
VY® Invesco Comstock Portfolio - Adviser Class	2,194	3,486	(1,292)	3,694	3,668	26
VY® Invesco Comstock Portfolio - Service Class	1,310,888	1,812,196	(501,308)	2,137,088	2,029,400	107,688
VY® Invesco Equity and Income Portfolio - Adviser Class	503	5,867	(5,364)	61,538	16,371	45,167
VY® Invesco Equity and Income Portfolio - Initial Class	7,222,125	8,959,884	(1,737,759)	12,469,969	7,461,599	5,008,370
VY® Invesco Equity and Income Portfolio - Service Class	29,247	148,062	(118,815)	691,428	468,040	223,388
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	715	4,934	(4,219)	459	861	(402)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	591,928	562,379	29,549	130,214	44,285	85,929
VY® JPMorgan Mid Cap Value Portfolio - Service Class	1,021,474	1,161,740	(140,266)	1,959,205	1,971,077	(11,872)
VY® Oppenheimer Global Portfolio - Adviser Class	1,144	3,695	(2,551)	1,337	4,763	(3,426)
VY® Oppenheimer Global Portfolio - Initial Class	11,036,053	12,720,545	(1,684,492)	6,224,212	9,005,922	(2,781,710)
VY® Oppenheimer Global Portfolio - Service Class	7,838	6,620	1,218	7,124	5,853	1,271
VY® Pioneer High Yield Portfolio - Initial Class	1,701,331	2,179,299	(477,968)	6,473,942	6,010,825	463,117
VY® Pioneer High Yield Portfolio - Service Class	11,113	10,882	231	14,965	10,213	4,752
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	1,067	1,607	(540)	189	2,296	(2,107)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	7,760,490	8,333,627	(573,137)	2,837,157	4,215,240	(1,378,083)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	8,626	11,469	(2,843)	13,246	7,880	5,366
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	1,798	11,002	(9,204)	2,187	11,925	(9,738)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	5,284,139	4,836,273	447,866	4,188,100	4,567,469	(379,369)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	53,483	66,765	(13,282)	64,294	66,822	(2,528)
VY® Templeton Foreign Equity Portfolio - Adviser Class	476	5,303	(4,827)	1,523	10,449	(8,926)
VY® Templeton Foreign Equity Portfolio - Initial Class	4,485,585	5,230,598	(745,013)	4,962,045	5,609,164	(647,119)
VY® Templeton Foreign Equity Portfolio - Service Class	5,446	6,296	(850)	5,213	5,840	(627)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Series Fund, Inc.:
Voya Core Equity Research Fund - Class A	—	6,742	(6,742)	2,997	3,357	(360)
Voya Corporate Leaders 100 Fund - Class I	173,091	20,461	152,630	—	—	—
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,278,211	1,467,535	(189,324)	1,635,167	1,730,309	(95,142)
Voya Strategic Allocation Growth Portfolio - Class I	1,103,257	1,263,818	(160,561)	733,966	947,155	(213,189)
Voya Strategic Allocation Moderate Portfolio - Class I	1,220,786	1,435,849	(215,063)	1,793,016	1,912,695	(119,679)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	661	10,772	(10,111)	2,688	12,564	(9,876)
Voya Growth and Income Portfolio - Class I	10,248,189	13,852,574	(3,604,385)	11,031,502	15,285,768	(4,254,266)
Voya Growth and Income Portfolio - Class S	7,985	7,927	58	9,136	5,506	3,630
Voya Variable Portfolios, Inc.:
Voya Global Value Advantage Portfolio - Class I	31,635,125	21,338,534	10,296,591	—	—	—
Voya Global Value Advantage Portfolio - Class S	2,801,631	1,560,599	1,241,032	—	—	—
Voya Index Plus LargeCap Portfolio - Class I	3,618,370	4,488,270	(869,900)	5,670,660	6,341,918	(671,258)
Voya Index Plus LargeCap Portfolio - Class S	2,987	5,056	(2,069)	242	3,662	(3,420)
Voya Index Plus MidCap Portfolio - Class I	3,256,984	3,975,200	(718,216)	3,087,313	3,870,160	(782,847)
Voya Index Plus MidCap Portfolio - Class S	401	3,356	(2,955)	447	9,960	(9,513)
Voya Index Plus SmallCap Portfolio - Class I	2,237,117	2,617,497	(380,380)	2,285,303	2,736,124	(450,821)
Voya Index Plus SmallCap Portfolio - Class S	1,181	711	470	1,941	190	1,751
Voya International Index Portfolio - Class I	1,485,915	1,125,946	359,969	1,442,540	1,212,705	229,835
Voya International Index Portfolio - Class S	12	6	6	96	4	92
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,300,721	1,001,447	299,274	1,247,505	1,040,628	206,877
Voya Russell™ Large Cap Growth Index Portfolio - Class S	10,714	8,737	1,977	3,707	5,271	(1,564)
Voya Russell™ Large Cap Index Portfolio - Class I	1,484,267	894,120	590,147	1,191,493	530,711	660,782
Voya Russell™ Large Cap Index Portfolio - Class S	131,891	132,967	(1,076)	860,062	853,121	6,941
Voya Russell™ Large Cap Value Index Portfolio - Class I	11,340	8,429	2,911	4,113	4,437	(324)
Voya Russell™ Large Cap Value Index Portfolio - Class S	215,966	135,052	80,914	191,901	122,370	69,531
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	177,362	129,895	47,467	113,781	85,159	28,622
Voya Russell™ Mid Cap Index Portfolio - Class I	1,666,116	656,591	1,009,525	1,311,188	537,543	773,645
Voya Russell™ Small Cap Index Portfolio - Class I	727,100	374,914	352,186	616,523	323,247	293,276
Voya Small Company Portfolio - Class I	1,669,877	1,861,006	(191,129)	2,344,271	2,699,627	(355,356)
Voya Small Company Portfolio - Class S	874	84	790	1,051	1,771	(720)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya U.S. Bond Index Portfolio - Class I	529,320	441,103	88,217	406,227	201,011	205,216
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	—	3,643,713	(3,643,713)	2,519,394	2,881,169	(361,775)
Voya International Value Portfolio - Class S	—	11,639	(11,639)	495	5,528	(5,033)
Voya MidCap Opportunities Portfolio - Class I	2,118,456	2,154,346	(35,890)	1,507,301	1,180,261	327,040
Voya MidCap Opportunities Portfolio - Class S	16,825	24,157	(7,332)	24,674	31,150	(6,476)
Voya SmallCap Opportunities Portfolio - Class I	1,669,881	1,011,675	658,206	631,044	675,546	(44,502)
Voya SmallCap Opportunities Portfolio - Class S	558	1,272	(714)	1,542	438	1,104
Wanger Advisors Trust:
Wanger International	1,179,851	1,301,599	(121,748)	873,333	703,951	169,382
Wanger Select	408,950	873,869	(464,919)	283,485	1,406,887	(1,123,402)
Wanger USA	522,396	680,432	(158,036)	396,744	729,662	(332,918)
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	48,824	143,109	(94,285)	75,199	92,828	(17,629)
Washington Mutual Investors FundSM - Class R-4	2,803,251	2,961,939	(158,688)	1,207,855	1,113,451	94,404
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	1,024	1,067	(43)	2,661	3,325	(664)
Wells Fargo Special Small Cap Value Fund - Class A	2,172,165	2,412,115	(239,950)	392,932	598,893	(205,961)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AB Growth and Income Fund - Class A
2015		9	$18.54	to	$18.76	$169	1.08%	0.80%	to	0.90%	0.32%	to	0.37%
2014		11	$18.09	to	$18.90	$201	1.04%	0.70%	to	1.10%	7.61%	to	7.97%
2013		11	$16.81	to	$17.66	$183	0.52%	0.60%	to	1.10%	32.89%	to	33.48%
2012		16	$12.65	to	$13.23	$201	1.07%	0.60%	to	1.10%	16.16%	to	16.87%
2011		16	$10.71	to	$11.32	$172	1.10%	0.60%	to	1.30%	4.18%	to	4.91%
AB VPS Growth and Income Portfolio - Class A
2015		25	$19.30	to	$19.52	$484	1.51%	1.15%	to	1.25%	0.47%	to	0.57%
2014		23	$19.21	to	$19.41	$443	1.43%	1.15%	to	1.25%	8.16%	to	8.25%
2013		38	$17.76	to	$17.93	$674	1.04%	1.15%	to	1.25%	33.23%	to	33.41%
2012		36	$13.33	to	$13.44	$476	1.69%	1.15%	to	1.25%	16.11%	to	16.16%
2011		41	$11.48	to	$11.57	$473	1.29%	1.15%	to	1.25%	5.03%	to	5.18%
Aberdeen International Equity Fund - Institutional Class
2015	7/14/2015	249		$8.25		$2,052	(e)		-			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Invesco Floating Rate Fund - Class R5
2015		5	$9.53	to	$9.58	$47	5.06%	0.95%	to	1.25%	-3.74%	to	-3.43%
2014	7/29/2014	3	$9.90	to	$9.92	$32	(d)	0.95%	to	1.25%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2015		197	$16.83	to	$21.22	$3,609	0.03%	0.15%	to	1.60%	-5.87%	to	-4.45%
2014		211	$17.86	to	$22.40	$4,057	-	0.15%	to	1.70%	2.73%	to	4.35%
2013		246	$17.35	to	$21.65	$4,574	-	0.15%	to	1.70%	27.06%	to	28.99%
2012		314	$13.63	to	$16.93	$4,552	0.51%	0.00%	to	1.70%	8.48%	to	10.43%
2011		371	$12.54	to	$15.49	$4,891	-	0.00%	to	1.70%	-7.81%	to	-6.25%
Invesco Small Cap Growth Fund - Class A
2015		3		$23.79		$75	-		1.00%			-2.82%
2014		4		$24.48		$90	-		1.00%			6.57%
2013		2		$22.97		$38	-		1.00%			38.54%
2012		2		$16.58		$26	-		1.00%			17.17%
2011		2		$14.15		$32	-		1.00%			-2.28%
Invesco International Growth Fund - Class R5
2015		39		$11.62		$453	1.63%		0.85%			-3.09%
2014		34		$11.99		$408	1.92%		0.95%			-0.75%
2013		18		$12.08		$217	2.43%		0.95%			17.97%
2012	11/30/2012	3		$10.24		$30	(b)		0.95%			(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
Invesco Endeavor Fund - Class A
2015		1	$16.77	to	$17.63	$11	-	0.45%	to	1.30%	-11.86%	to	-11.18%
2014		3	$19.14	to	$19.85	$51	-	0.45%	to	1.20%	6.77%	to	7.12%
2013		3	$17.86	to	$18.53	$63	-	0.45%	to	1.40%	26.22%	to	27.44%
2012		2	$14.15	to	$14.54	$36	(f)	0.45%	to	1.40%		(f)
2011	7/19/2011	-		$12.26		-	(a)		0.75%			(a)
Invesco Global Health Care Fund - Investor Class
2015		4	$65.38	to	$71.47	$258	-	0.65%	to	1.50%	1.46%	to	2.32%
2014		6	$64.44	to	$70.86	$442	-	0.50%	to	1.50%	18.56%	to	19.76%
2013		6	$54.35	to	$59.17	$356	0.34%	0.50%	to	1.50%	40.40%	to	41.83%
2012		6	$38.71	to	$41.72	$234	0.49%	0.50%	to	1.50%	18.96%	to	20.16%
2011		5	$32.54	to	$34.72	$176	0.56%	0.50%	to	1.50%	3.00%	to	3.49%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco High Yield Fund - Class R5
2015		16	$9.31	to	$9.48	$153	6.38%	0.30%	to	1.40%	-4.12%	to	-3.07%
2014	8/6/2014	4	$9.71	to	$9.77	$35	(d)	0.40%	to	1.40%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Invesco American Value Fund - Class R5
2015		85	$9.76	to	$9.83	$830	0.19%	0.95%	to	1.40%	-9.88%	to	-9.48%
2014	6/16/2014	21	$10.83	to	$10.86	$231	(d)	0.95%	to	1.40%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Invesco Energy Fund - Class R5
2015		2	$5.25	to	$5.29	$9	-	0.95%	to	1.40%	-30.09%	to	-29.75%
2014	8/27/2014	-	$7.51	to	$7.53	-	(d)	1.05%	to	1.40%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Invesco Small Cap Value Fund - Class A
2015		12	$23.81	to	$26.22	$305	-	0.20%	to	1.65%	-10.32%	to	-8.99%
2014		15	$26.40	to	$28.81	$423	-	0.20%	to	1.75%	5.31%	to	6.90%
2013		12	$25.07	to	$26.95	$318	-	0.20%	to	1.75%	41.72%	to	43.25%
2012		8	$17.69	to	$18.65	$141	-	0.30%	to	1.75%	20.42%	to	22.13%
2011		5	$14.69	to	$15.27	$82	-	0.30%	to	1.75%	-9.82%	to	-8.45%
Invesco V.I. American Franchise Fund - Series I Shares
2015		652	$14.92	to	$57.89	$26,133	-	0.00%	to	1.50%	3.40%	to	5.01%
2014		686	$14.43	to	$55.13	$27,172	0.04%	0.00%	to	1.50%	6.83%	to	8.52%
2013		698	$13.50	to	$50.84	$26,065	0.42%	0.00%	to	1.50%	38.04%	to	40.13%
2012	4/27/2012	702	$9.77	to	$36.28	$19,755	(b)	0.00%	to	1.50%		(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Core Equity Fund - Series I Shares
2015		2,339	$11.57	to	$20.86	$33,322	1.13%	0.00%	to	1.95%	-7.56%	to	-5.77%
2014		2,593	$12.43	to	$22.25	$39,632	0.86%	0.00%	to	1.95%	6.04%	to	8.16%
2013		2,807	$11.63	to	$20.68	$40,151	1.40%	0.00%	to	1.95%	26.73%	to	29.22%
2012		3,096	$9.11	to	$16.08	$34,682	0.97%	0.00%	to	1.95%	11.59%	to	13.87%
2011		3,494	$8.08	to	$14.19	$34,790	0.97%	0.00%	to	1.95%		-2.01%
Alger Capital Appreciation Fund - Class A
2015		56	$20.76	to	$22.48	$1,225	-	0.20%	to	1.55%	5.39%	to	6.04%
2014		64	$20.24	to	$21.20	$1,335	-	0.20%	to	1.15%	11.91%	to	12.55%
2013		39	$18.13	to	$18.75	$723	-	0.25%	to	1.10%	34.20%	to	34.60%
2012	5/1/2012	35	$13.55	to	$13.93	$492	(b)	0.25%	to	1.20%		(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
Alger Green Fund - Class A
2015		176	$12.99	to	$22.54	$3,708	-	0.00%	to	1.50%	0.94%	to	2.45%
2014		181	$12.85	to	$22.00	$3,775	-	0.00%	to	1.50%	3.22%	to	4.81%
2013		209	$12.42	to	$20.99	$4,212	-	0.00%	to	1.50%	32.75%	to	34.72%
2012		135	$9.35	to	$15.58	$2,030	0.16%	0.00%	to	1.50%	13.20%	to	14.90%
2011		123	$8.25	to	$13.56	$1,622	-	0.00%	to	1.50%	-6.66%	to	-5.24%
AllianzGI NFJ Dividend Value Fund - Class A
2015		12	$19.69	to	$20.08	$247	2.36%	0.70%	to	1.00%	-9.51%	to	-9.26%
2014		12	$21.76	to	$22.13	$261	1.97%	0.70%	to	1.00%	8.53%	to	8.85%
2013		12	$20.05	to	$20.33	$246	2.21%	0.70%	to	1.00%	27.38%	to	27.78%
2012		13	$15.74	to	$15.91	$206	2.60%	0.70%	to	1.00%		12.83%
2011		13	$13.95	to	$14.03	$179	2.29%	0.80%	to	1.00%		2.05%
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2015		2		$12.32		$26	3.77%		0.80%			-6.10%
2014		2		$13.12		$27	3.85%		0.80%			10.72%
2013		2		$11.85		$25	3.33%		0.80%			31.67%
2012		4		$9.00		$35	2.58%		0.80%			13.21%
2011		374	$7.95	to	$8.19	$3,063	2.91%	0.00%	to	0.80%	1.02%	to	1.87%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AllianzGI NFJ Small-Cap Value Fund - Class A
2015		22	$21.68	to	$24.71	$535	1.66%	0.55%	to	1.65%	-9.82%	to	-8.82%
2014		21	$24.04	to	$27.25	$548	2.47%	0.50%	to	1.65%	-0.04%	to	1.04%
2013		23	$24.05	to	$26.82	$584	1.22%	0.55%	to	1.65%	29.37%	to	30.83%
2012		20	$18.59	to	$20.50	$400	1.26%	0.55%	to	1.65%	8.52%	to	9.74%
2011		22	$17.13	to	$18.68	$395	1.51%	0.55%	to	1.65%	0.47%	to	1.52%
Amana Growth Fund - Investor Class
2015		2,141	$15.40	to	$21.46	$37,723	0.48%	0.00%	to	1.60%	-2.00%	to	-0.46%
2014		2,369	$15.70	to	$21.91	$42,462	0.36%	0.00%	to	1.65%	12.13%	to	14.07%
2013		2,537	$13.97	to	$19.22	$39,761	0.61%	0.00%	to	1.65%	20.84%	to	22.89%
2012		2,780	$11.55	to	$15.64	$35,389	0.28%	0.00%	to	1.65%	9.54%	to	11.18%
2011		2,411	$10.54	to	$14.07	$27,822	0.10%	0.00%	to	1.60%	-3.30%	to	-1.81%
Amana Income Fund - Investor Class
2015		3,678	$15.50	to	$20.53	$64,741	1.45%	0.00%	to	1.60%	-4.43%	to	-2.86%
2014		4,115	$16.20	to	$21.19	$74,812	1.56%	0.00%	to	1.60%	7.50%	to	9.12%
2013		4,314	$15.07	to	$19.47	$72,426	1.58%	0.00%	to	1.65%	27.55%	to	29.71%
2012		3,978	$11.79	to	$15.12	$51,965	1.71%	0.00%	to	1.65%	-9.31%	to	9.67%
2011		3,336	$10.92	to	$13.94	$40,417	1.63%	0.00%	to	1.50%	0.45%	to	1.99%
American Balanced Fund® - Class R-3
2015		266	$17.05	to	$20.51	$5,103	1.30%	0.00%	to	1.55%	-0.23%	to	1.33%
2014		383	$17.09	to	$20.24	$7,317	1.19%	0.00%	to	1.55%	6.81%	to	8.53%
2013		415	$16.00	to	$18.65	$7,353	1.39%	0.00%	to	1.55%	19.49%	to	21.34%
2012		396	$13.39	to	$15.37	$5,771	1.67%	0.00%	to	1.55%	12.05%	to	13.85%
2011		446	$11.95	to	$13.50	$5,726	1.88%	0.00%	to	1.55%	1.96%	to	3.45%
American Beacon Small Cap Value Fund - Investor Class
2015		12	$9.89	to	$9.96	$118	1.10%	0.85%	to	1.25%	-6.52%	to	-6.13%
2014	05/16/2014	6	$10.60	to	$10.61	$64	(d)	0.95%	to	1.00%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
2015		2,082	$9.56	to	$12.52	$24,336	0.93%	0.00%	to	1.90%	-4.00%	to	-2.11%
2014		2,408	$9.85	to	$12.79	$29,023	1.48%	0.00%	to	1.90%	0.70%	to	2.65%
2013		2,767	$11.41	to	$12.46	$32,860	1.18%	0.00%	to	1.90%	-10.79%	to	-9.12%
2012		4,134	$12.79	to	$13.71	$54,588	2.39%	0.00%	to	1.90%	4.66%	to	6.69%
2011		3,484	$12.22	to	$12.85	$43,588	3.98%	0.00%	to	1.90%	10.89%	to	13.02%
American Century Investments® Income & Growth Fund - A Class
2015		590	$15.89	to	$52.21	$9,398	1.94%	0.65%	to	1.20%	-7.02%	to	-6.52%
2014		636	$17.09	to	$55.06	$10,906	1.87%	0.75%	to	1.20%	10.90%	to	11.39%
2013		624	$15.41	to	$49.43	$9,649	2.07%	0.75%	to	1.20%	33.77%	to	34.36%
2012		552	$11.52	to	$36.79	$6,374	1.95%	0.75%	to	1.10%	13.05%	to	13.17%
2011		523	$10.19	to	$31.52	$5,331	1.36%		1.00%		1.70%	to	1.71%
Fundamental InvestorsSM - Class R-3
2015		92	$13.89	to	$15.52	$1,374	0.90%	0.00%	to	1.45%	1.67%	to	3.05%
2014		149	$13.59	to	$15.06	$2,170	0.68%	0.00%	to	1.55%	6.92%	to	8.50%
2013		143	$12.71	to	$13.88	$1,936	1.15%	0.00%	to	1.55%	29.04%	to	31.07%
2012		116	$9.85	to	$10.59	$1,203	1.05%	0.00%	to	1.55%	14.94%	to	16.89%
2011		123	$8.57	to	$9.06	$1,093	1.48%	0.00%	to	1.55%	-3.71%	to	-2.27%
Fundamental InvestorsSM - Class R-4
2015		4,855	$14.16	to	$15.88	$72,172	1.44%	0.00%	to	1.50%	1.80%	to	3.32%
2014		4,638	$13.91	to	$15.37	$67,392	1.07%	0.00%	to	1.50%	7.25%	to	8.93%
2013		3,811	$12.97	to	$14.11	$51,196	1.37%	0.00%	to	1.50%	29.57%	to	31.50%
2012		3,619	$10.01	to	$10.73	$37,284	1.30%	0.00%	to	1.50%	15.32%	to	17.01%
2011		3,649	$8.68	to	$9.17	$32,351	1.71%	0.00%	to	1.50%	-3.34%	to	-1.93%
American Mutual Fund® - Class R-4
2015		193	$15.52	to	$16.66	$3,156	2.07%	0.00%	to	1.40%	-4.26%	to	-2.91%
2014		127	$16.21	to	$17.16	$2,154	1.97%	0.00%	to	1.40%	11.00%	to	12.60%
2013		59	$14.60	to	$15.24	$888	1.90%	0.00%	to	1.40%	26.08%	to	26.92%
2012		5	$11.58	to	$11.74	$61	2.99%	0.75%	to	1.40%	10.60%	to	11.39%
2011	07/21/2011	1	$10.47	to	$10.54	$6	(a)	0.75%	to	1.40%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ariel Appreciation Fund - Investor Class
2015		26	$18.74	to	$21.88	$551	0.96%	0.60%	to	1.90%	-8.00%	to	-6.77%
2014		30	$20.37	to	$23.47	$697	0.70%	0.60%	to	1.90%	6.09%	to	7.46%
2013		35	$19.20	to	$21.84	$740	0.75%	0.60%	to	1.90%	43.50%	to	45.41%
2012		59	$13.38	to	$15.02	$866	0.91%	0.60%	to	1.90%	17.06%	to	18.64%
2011		55	$11.43	to	$12.66	$679	0.40%	0.60%	to	1.90%	-9.07%	to	-8.08%
Ariel Fund - Investor Class
2015		614	$17.55	to	$29.11	$11,649	0.68%	0.00%	to	1.90%	-5.93%	to	-4.07%
2014		590	$18.58	to	$30.44	$11,912	0.60%	0.00%	to	1.90%	8.90%	to	10.91%
2013		571	$17.00	to	$27.52	$10,567	0.82%	0.00%	to	1.90%	41.91%	to	44.72%
2012		258	$11.93	to	$18.86	$3,328	0.97%	0.00%	to	1.90%	18.22%	to	20.37%
2011		286	$10.06	to	$15.99	$3,064	0.25%	0.00%	to	1.70%	-12.80%	to	-11.35%
Artisan International Fund - Investor Shares
2015		1,338	$10.26	to	$18.07	$14,558	0.47%	0.00%	to	1.50%	-5.26%	to	-3.85%
2014		1,146	$10.83	to	$19.47	$13,092	0.84%	0.00%	to	1.50%	-2.49%	to	-0.99%
2013		885	$11.10	to	$19.92	$10,284	1.14%	0.00%	to	1.50%	23.33%	to	25.18%
2012		537	$9.00	to	$15.91	$5,043	1.43%	0.00%	to	1.50%	23.46%	to	25.32%
2011		354	$7.29	to	$12.80	$2,674	1.43%	0.00%	to	1.50%	-8.65%	to	-7.23%
Aston/Fairpointe Mid Cap Fund - Class N
2015		2,026	$13.73	to	$18.26	$33,918	0.26%	0.00%	to	1.50%	-11.68%	to	-10.36%
2014		2,535	$15.45	to	$20.37	$47,419	0.11%	0.00%	to	1.50%	8.08%	to	9.69%
2013		1,924	$14.21	to	$18.57	$33,435	-	0.00%	to	1.50%	42.35%	to	44.51%
2012		712	$9.93	to	$12.85	$8,892	1.09%	0.00%	to	1.50%	14.67%	to	16.39%
2011		512	$10.77	to	$11.04	$5,556	0.24%	0.00%	to	1.50%	-7.87%	to	-6.79%
BlackRock Equity Dividend Fund - Investor A Shares
2015		69	$17.21	to	$18.86	$1,273	1.62%	0.10%	to	1.65%	-2.05%	to	-0.53%
2014		92	$17.57	to	$18.96	$1,697	1.66%	0.10%	to	1.65%	7.26%	to	8.97%
2013		84	$16.38	to	$17.40	$1,434	1.80%	0.10%	to	1.65%	22.33%	to	24.20%
2012		74	$13.39	to	$14.01	$1,014	2.40%	0.10%	to	1.65%	10.52%	to	11.69%
2011		39	$12.26	to	$12.49	$487	2.09%	0.25%	to	1.25%		4.75%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
2015	12/7/2015	17	$10.07	to	$10.15	$171	(e)	0.10%	to	1.25%		(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
2015	5/5/2015	1,241	$10.04	to	$10.14	$12,497	(e)	0.00%	to	1.50%		(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares
2015		7	$9.42	to	$9.59	$66	2.30%	0.30%	to	1.40%	-8.01%	to	-6.99%
2014	8/5/2014	2	$10.24	to	$10.30	$21	(d)	0.40%	to	1.40%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
2015		566	$21.39	to	$23.72	$12,705	0.74%	0.00%	to	1.55%	-8.29%	to	-6.87%
2014		689	$23.40	to	$25.47	$16,783	0.49%	0.00%	to	1.50%	4.79%	to	6.39%
2013		696	$22.33	to	$23.94	$16,116	0.56%	0.00%	to	1.50%	31.35%	to	33.30%
2012		556	$17.00	to	$17.96	$9,764	0.37%	0.00%	to	1.50%	11.48%	to	13.17%
2011		478	$15.25	to	$15.91	$7,480	0.42%	0.00%	to	1.50%	-2.06%	to	-0.56%
Bond Fund of AmericaSM - Class R-4
2015		861	$11.26	to	$12.63	$10,093	1.98%	0.00%	to	1.50%	-1.23%	to	0.24%
2014		789	$11.40	to	$12.60	$9,317	2.09%	0.00%	to	1.50%	3.92%	to	5.53%
2013		819	$10.97	to	$11.94	$9,244	2.35%	0.00%	to	1.50%	-3.43%	to	-1.97%
2012		942	$11.36	to	$12.18	$10,954	2.62%	0.00%	to	1.50%	4.32%	to	5.91%
2011		831	$10.89	to	$11.50	$9,219	3.28%	0.00%	to	1.50%	4.91%	to	6.48%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2015		1,695	$13.10	to	$43.45	$49,166	0.12%	0.00%	to	1.50%	-3.67%	to	-2.17%
2014		1,780	$13.52	to	$44.87	$53,491	1.54%	0.00%	to	1.50%	7.95%	to	9.60%
2013		1,917	$12.44	to	$41.44	$52,700	1.06%	0.00%	to	1.50%	16.21%	to	18.04%
2012		1,973	$10.64	to	$35.53	$46,174	1.25%	0.00%	to	1.50%	8.85%	to	10.41%
2011		2,054	$9.72	to	$32.50	$44,041	1.30%	0.00%	to	1.50%	2.98%	to	4.61%
Capital Income Builder® - Class R-4
2015	5/21/2015	35	$9.28	to	$9.34	$330	(e)	0.40%	to	1.50%		(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Capital World Growth & Income FundSM - Class R-3
2015		46	$17.55	to	$19.07	$850	2.09%	0.00%	to	1.25%	-3.68%	to	-2.51%
2014		41	$18.22	to	$19.56	$775	2.05%	0.00%	to	1.25%	2.36%	to	3.66%
2013		37	$17.80	to	$18.87	$685	2.17%	0.00%	to	1.25%	22.93%	to	24.55%
2012		35	$14.48	to	$15.15	$513	2.16%	0.00%	to	1.25%	17.34%	to	18.52%
2011		33	$12.34	to	$12.69	$415	2.06%	0.20%	to	1.25%	-9.00%	to	-8.04%
Cohen & Steers Realty Shares, Inc.
2015		539	$14.50	to	$15.55	$7,976	2.74%	0.00%	to	1.50%	3.48%	to	5.00%
2014		469	$14.01	to	$14.81	$6,678	2.44%	0.00%	to	1.50%	28.18%	to	30.26%
2013		220	$10.93	to	$11.37	$2,434	2.76%	0.00%	to	1.50%	1.58%	to	3.08%
2012		197	$10.76	to	$11.03	$2,138	2.49%	0.00%	to	1.50%	13.98%	to	15.46%
2011	5/13/2011	71	$9.44	to	$9.52	$677	(a)	0.25%	to	1.50%		(a)
ColumbiaSM Acorn® Fund - Class A
2015		3	$18.11	to	$18.33	$47	-	0.80%	to	1.00%	-2.84%	to	-2.66%
2014		5	$18.64	to	$18.92	$100	-	0.70%	to	1.00%	-0.48%	to	-0.26%
2013		5	$18.40	to	$18.88	$103	-	0.80%	to	1.45%	28.67%	to	29.39%
2012		6	$14.30	to	$14.53	$85	-	0.90%	to	1.45%	15.88%	to	16.52%
2011		6	$12.34	to	$12.47	$69	-	0.90%	to	1.45%		-5.98%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ColumbiaSM Acorn® Fund - Class Z
2015		-		$14.93		$7	-		1.25%			-2.74%
2014		4		$15.35		$58	-		1.25%			-0.45%
2013		4		$15.42		$54	-		1.25%			29.25%
2012		3		$11.93		$39	-		1.25%			16.50%
2011		1,012	$10.24	to	$10.72	$10,848	0.32%	0.00%	to	1.25%	-5.80%	to	-4.63%
Columbia Mid Cap Value Fund - Class A
2015		569	$14.11	to	$15.83	$8,510	0.27%	0.10%	to	1.60%	-6.68%	to	-5.27%
2014		656	$14.97	to	$16.82	$10,416	0.50%	0.00%	to	1.75%	10.20%	to	11.72%
2013		419	$13.72	to	$14.89	$5,980	0.40%	0.15%	to	1.60%	32.95%	to	34.88%
2012		388	$10.32	to	$10.98	$4,121	0.76%	0.25%	to	1.60%	14.67%	to	16.22%
2011		413	$9.00	to	$9.45	$3,805	0.57%	0.25%	to	1.60%	-5.74%	to	-4.55%
Columbia Mid Cap Value Fund - Class Z
2015		-		$15.30		$2	-		0.80%			-5.73%
2014		-		$16.23		$2	-		0.80%			11.47%
2013		-		$14.56		$2	-		0.80%			34.32%
2012		-		$10.84		$1	0.75%		0.80%			15.94%
2011		557	$9.35	to	$9.63	$5,363	1.04%	0.00%	to	0.80%	-4.79%	to	-3.99%
CRM Mid Cap Value Fund - Investor Shares
2015		15	$19.55	to	$21.11	$306	1.01%	0.40%	to	1.55%	-4.07%	to	-2.94%
2014		13	$20.38	to	$21.75	$288	0.67%	0.40%	to	1.55%	4.22%	to	5.01%
2013		15	$19.53	to	$20.60	$313	0.37%	0.45%	to	1.60%	30.99%	to	32.48%
2012		15	$14.83	to	$15.55	$232	0.89%	0.45%	to	1.75%	15.93%	to	17.09%
2011		16	$12.93	to	$13.28	$216	0.46%	0.45%	to	1.45%	-8.33%	to	-7.59%
Davis Financial Fund - Class Y
2015		-	$10.57	to	$10.61	$1	-	0.75%	to	1.05%	0.86%	to	1.14%
2014	8/28/2014	-		$10.48		-	(d)		0.95%			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Delaware Diversified Income Fund - Class A
2015		443		$10.07		$4,464	3.65%		0.85%			-1.95%
2014		434		$10.27		$4,462	3.65%		0.95%			4.16%
2013		191		$9.86		$1,887	4.09%		0.95%			-2.38%
2012	9/14/2012	79		$10.10		$801	(b)		0.95%			(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
Delaware Smid Cap Growth Fund - Institutional Class
2015	7/14/2015	140		$10.10		$1,410	(e)		-			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Delaware Small Cap Value Fund - Class A
2015		85	$11.52	to	$11.88	$989	0.71%	0.25%	to	1.40%	-7.77%	to	-6.68%
2014		55	$12.49	to	$12.73	$692	0.50%	0.25%	to	1.40%	4.07%	to	5.12%
2013	5/10/2013	9	$12.03	to	$12.11	$109	(c)	0.25%	to	1.25%		(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
Deutsche Small Cap Growth Fund - Class S
2015		3	$10.58	to	$10.76	$27	-	0.40%	to	1.40%	-3.64%	to	-2.62%
2014	8/15/2014	2	$10.98	to	$11.00	$24	(d)	1.05%	to	1.40%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
DFA Inflation-Protected Securities Portfolio - Institutional Class
2015	7/16/2015	3		$9.79		$34	(e)		-			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Emerging Markets Core Equity Portfolio - Institutional Class
2015	07/06/2015	23		$8.25		$186	(e)		-			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
U.S. Targeted Value Portfolio - Institutional Class
2015	07/14/2015	267		$9.03		$2,412	(e)		-			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Dodge & Cox International Stock Fund
2015		26	$12.13	to	$13.21	$331	1.93%	0.50%	to	1.95%	-13.05%	to	-11.82%
2014		27	$13.95	to	$14.98	$393	2.33%	0.50%	to	1.95%	-1.90%	to	-0.47%
2013		26	$14.22	to	$15.05	$380	1.99%	0.50%	to	1.95%	23.87%	to	25.42%
2012		19	$11.48	to	$11.88	$224	2.78%	0.75%	to	1.95%	18.85%	to	20.12%
2011		14	$9.69	to	$9.89	$136	(f)	0.75%	to	1.85%		(f)
Dodge & Cox Stock Fund
2015		17	$18.08	to	$19.70	$328	1.27%	0.50%	to	1.95%	-6.22%	to	-4.97%
2014		15	$19.45	to	$20.73	$302	1.86%	0.50%	to	1.80%	8.46%	to	9.86%
2013		7	$17.93	to	$18.87	$128	1.28%	0.50%	to	1.80%		38.03%
2012		2	$12.99	to	$13.16	$28	(f)	1.35%	to	1.80%		(f)
2011	01/10/2011	2	$10.86	to	$10.98	$24	(a)	1.15%	to	1.70%		(a)
Deutsche Equity 500 Index Fund - Class S
2015		34		$22.91		$783	1.57%		1.00%			0.09%
2014		33		$22.89		$746	1.83%		1.00%			12.15%
2013		33		$20.41		$676	1.89%		1.00%			30.67%
2012		31		$15.62		$491	2.02%		1.00%			14.43%
2011		29		$13.65		$400	1.86%		1.00%			0.89%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Eaton Vance Large-Cap Value Fund - Class R
2015		4	$19.90	to	$20.57	$88	1.10%	0.20%	to	0.70%	-2.02%	to	-1.53%
2014		5	$19.91	to	$20.89	$93	0.89%	0.20%	to	1.05%	9.52%	to	10.47%
2013		7	$18.18	to	$18.91	$131	0.87%	0.20%	to	1.05%	28.16%	to	28.73%
2012		7	$14.13	to	$14.69	$98	1.39%	0.20%	to	1.25%	14.04%	to	15.31%
2011		4	$12.29	to	$12.74	$46	2.38%	0.20%	to	1.55%	-5.26%	to	-4.93%
EuroPacific Growth Fund® - Class R-3
2015		314	$17.74	to	$21.34	$6,273	1.32%	0.00%	to	1.55%	-2.63%	to	-1.11%
2014		349	$18.22	to	$21.58	$7,100	0.95%	0.00%	to	1.55%	-4.46%	to	-2.92%
2013		410	$19.07	to	$22.23	$8,662	0.65%	0.00%	to	1.55%	18.01%	to	19.77%
2012		494	$16.16	to	$18.56	$8,750	1.35%	0.00%	to	1.55%	17.02%	to	18.90%
2011		649	$13.81	to	$15.61	$9,736	1.18%	0.00%	to	1.55%	-15.17%	to	-13.85%
EuroPacific Growth Fund® - Class R-4
2015		14,847	$10.06	to	$21.88	$281,909	1.69%	0.00%	to	1.50%	-2.29%	to	-0.82%
2014		15,222	$10.24	to	$22.06	$295,528	1.33%	0.00%	to	1.50%	-4.13%	to	-2.61%
2013		15,518	$10.61	to	$22.67	$314,660	1.02%	0.00%	to	1.50%	18.42%	to	20.50%
2012		15,728	$8.91	to	$18.86	$268,614	1.82%	0.00%	to	1.50%	17.44%	to	19.23%
2011		16,297	$7.54	to	$15.82	$235,342	1.54%	0.00%	to	1.50%	-14.91%	to	-13.60%
Fidelity Advisor® New Insights Fund - Class I
2015		73	$11.02	to	$20.72	$1,180	0.38%	0.40%	to	1.75%	0.84%	to	2.22%
2014		51	$10.87	to	$20.27	$934	0.24%	0.40%	to	1.95%	7.38%	to	9.10%
2013		40	$17.49	to	$18.58	$729	-	0.40%	to	1.95%	30.13%	to	32.15%
2012		34	$13.44	to	$14.06	$465	-	0.40%	to	1.95%	14.15%	to	15.72%
2011		22	$11.82	to	$12.15	$259	(f)	0.40%	to	1.85%		(f)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2015		8,455	$12.21	to	$42.03	$253,886	3.09%	0.00%	to	1.95%	-5.81%	to	-3.96%
2014		9,616	$12.83	to	$44.27	$301,864	2.80%	0.00%	to	1.95%	6.58%	to	8.75%
2013		10,575	$11.91	to	$41.19	$306,607	2.51%	0.00%	to	1.95%	25.63%	to	28.10%
2012		11,678	$9.38	to	$32.52	$264,552	3.11%	0.00%	to	1.95%	15.02%	to	17.37%
2011		13,226	$8.07	to	$28.04	$256,279	2.48%	0.00%	to	1.95%	-0.94%	to	1.01%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
2015		9,542	$14.41	to	$48.06	$287,422	0.26%	0.00%	to	1.75%	5.31%	to	7.16%
2014		10,303	$13.57	to	$45.36	$292,498	0.19%	0.00%	to	1.75%	9.42%	to	11.34%
2013		10,711	$12.30	to	$41.23	$275,001	0.28%	0.00%	to	1.75%	33.95%	to	36.33%
2012		11,796	$9.10	to	$30.59	$225,077	0.62%	0.00%	to	1.75%	12.69%	to	14.70%
2011		12,717	$8.01	to	$26.98	$214,512	0.38%	0.00%	to	1.80%	-1.49%	to	0.18%
Fidelity® VIP High Income Portfolio - Initial Class
2015		732	$14.24	to	$15.05	$10,441	6.54%	0.85%	to	1.50%	-5.05%	to	-4.81%
2014		812	$14.94	to	$15.85	$12,151	6.10%	0.95%	to	1.50%	-0.38%	to	0.20%
2013		759	$14.91	to	$15.91	$11,354	5.55%	0.95%	to	1.50%	4.40%	to	5.00%
2012		852	$14.20	to	$15.24	$12,167	6.21%	0.95%	to	1.50%	12.56%	to	13.15%
2011		770	$12.55	to	$13.54	$9,729	6.80%	0.95%	to	1.50%	2.42%	to	3.04%
Fidelity® VIP Overseas Portfolio - Initial Class
2015		1,654	$9.20	to	$25.79	$30,265	1.41%	0.00%	to	1.50%	2.09%	to	3.62%
2014		1,667	$8.96	to	$24.80	$29,883	1.30%	0.00%	to	1.50%	-9.46%	to	-8.07%
2013		1,864	$9.83	to	$27.07	$36,312	1.36%	0.00%	to	1.50%	28.47%	to	30.42%
2012		1,924	$7.61	to	$20.76	$29,379	1.91%	0.00%	to	1.50%	18.92%	to	20.83%
2011		2,181	$6.36	to	$17.19	$27,985	1.44%	0.00%	to	1.50%	-18.39%	to	-17.16%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2015		28,502	$14.17	to	$61.37	$1,229,525	1.03%	0.00%	to	1.95%	-1.28%	to	0.68%
2014		32,591	$14.21	to	$60.97	$1,379,550	0.95%	0.00%	to	1.95%	9.83%	to	12.30%
2013		34,517	$12.81	to	$54.32	$1,320,713	1.07%	0.00%	to	1.95%	28.75%	to	31.32%
2012		36,247	$9.84	to	$41.86	$1,085,469	1.39%	0.00%	to	1.95%	14.15%	to	16.42%
2011		37,831	$8.53	to	$36.35	$988,331	1.03%	0.00%	to	1.95%	-4.39%	to	-2.54%
Fidelity® VIP Index 500 Portfolio - Initial Class
2015		3,999	$44.24	to	$44.32	$176,926	2.04%	0.85%	to	1.20%		0.14%
2014		3,986	$44.11	to	$44.18	$176,091	1.67%	0.95%	to	1.20%	12.22%	to	12.50%
2013		3,904	$39.21	to	$39.37	$153,676	1.96%	0.95%	to	1.20%	30.71%	to	31.01%
2012		3,845	$29.93	to	$30.12	$115,759	2.20%	0.95%	to	1.10%	14.66%	to	14.81%
2011		3,936	$26.07	to	$26.27	$103,342	1.98%	0.95%	to	1.00%	1.04%	to	1.09%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Mid Cap Portfolio - Initial Class
2015		-		$16.71		$3	(f)		1.25%			(f)
2014		1,283		$22.96		$29,464	0.26%		-			6.30%
2013		1,290		$21.60		$27,855	0.52%		-			36.19%
2012		1,299		$15.86		$20,599	0.66%		-			14.84%
2011		1,311		$13.81		$18,110	0.26%		-			-10.61%
Fidelity® VIP Asset Manager Portfolio - Initial Class
2015		723	$29.57	to	$29.62	$21,376	1.61%	0.85%	to	1.20%		-1.04%
2014		759	$29.83	to	$29.88	$22,661	1.50%	0.95%	to	1.20%	4.59%	to	4.81%
2013		814	$28.46	to	$28.57	$23,250	1.53%	0.95%	to	1.20%	14.33%	to	14.62%
2012		905	$24.83	to	$24.99	$22,592	1.59%	0.95%	to	1.10%	11.26%	to	11.40%
2011		930	$22.29	to	$22.46	$20,844	2.01%	0.95%	to	1.00%	-3.52%	to	-3.46%
Franklin Mutual Global Discovery Fund - Class R
2015		72	$12.84	to	$24.03	$1,629	1.18%	0.20%	to	1.55%	-5.32%	to	-4.00%
2014		108	$13.50	to	$25.31	$2,593	1.88%	0.10%	to	1.55%	3.20%	to	4.55%
2013		113	$13.03	to	$24.06	$2,610	1.27%	0.15%	to	1.55%	23.10%	to	24.86%
2012		131	$10.55	to	$19.27	$2,419	1.30%	0.15%	to	1.55%	11.32%	to	12.89%
2011		171	$15.28	to	$17.07	$2,800	1.26%	0.15%	to	1.55%	-4.68%	to	-3.42%
Franklin Biotechnology Discovery Fund - Advisor Class
2015		21	$11.38	to	$14.85	$304	-	0.40%	to	1.25%	4.46%	to	5.32%
2014	9/10/2014	7	$10.88	to	$14.12	$97	(d)	0.95%	to	1.25%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Franklin Natural Resources Fund - Advisor Class
2015		1	$5.21	to	$5.25	$5	-	0.85%	to	1.40%	-28.63%	to	-28.28%
2014	8/27/2014	-	$7.30	to	$7.31	$3	(d)	1.15%	to	1.40%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small-Mid Cap Growth Fund - Class A
2015		13	$19.99	to	$23.20	$287	-	0.20%	to	1.45%	-3.38%	to	-2.15%
2014		14	$20.69	to	$23.71	$306	-	0.20%	to	1.45%	5.99%	to	7.29%
2013		36	$18.95	to	$22.10	$759	-	0.20%	to	1.75%	36.60%	to	38.30%
2012		36	$14.29	to	$15.98	$553	-	0.20%	to	1.45%	9.17%	to	10.59%
2011		49	$12.78	to	$14.45	$673	-	0.20%	to	1.75%	-6.58%	to	-5.57%
Franklin Small Cap Value VIP Fund - Class 2
2015		3,901	$14.28	to	$30.59	$103,364	0.65%	0.00%	to	1.75%	-8.97%	to	-7.37%
2014		4,562	$15.55	to	$33.03	$132,108	0.62%	0.00%	to	1.75%	-1.18%	to	0.87%
2013		4,953	$15.61	to	$32.84	$144,001	1.30%	0.00%	to	1.75%	33.84%	to	36.21%
2012		5,113	$11.56	to	$24.11	$110,112	0.79%	0.00%	to	1.75%	16.34%	to	18.42%
2011		5,934	$9.85	to	$20.36	$109,148	0.70%	0.00%	to	1.75%	-5.40%	to	-3.71%
Goldman Sachs Growth Opportunities Fund - Class IR
2015		1	$10.54	to	$10.68	$9	-	0.40%	to	1.25%	-6.56%	to	-5.82%
2014	8/27/2014	-	$11.28	to	$11.29	$3	(d)	1.10%	to	1.25%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Growth Fund of America® - Class R-3
2015		632	$17.12	to	$24.09	$13,745	0.23%	0.00%	to	1.55%	3.41%	to	5.06%
2014		794	$16.46	to	$22.93	$16,720	0.03%	0.00%	to	1.55%	7.31%	to	8.93%
2013		819	$15.26	to	$21.05	$15,914	0.03%	0.00%	to	1.55%	31.37%	to	33.40%
2012		847	$11.56	to	$15.78	$12,373	0.44%	0.00%	to	1.55%	18.35%	to	20.18%
2011		1,165	$9.71	to	$13.13	$14,365	0.34%	0.00%	to	1.55%	-6.60%	to	-5.13%
Growth Fund of America® - Class R-4
2015		16,703	$14.83	to	$24.91	$370,151	0.57%	0.00%	to	1.50%	3.77%	to	5.40%
2014		17,901	$14.21	to	$23.65	$380,060	0.33%	0.00%	to	1.50%	7.64%	to	9.61%
2013		18,546	$13.12	to	$21.64	$363,914	0.33%	0.00%	to	1.50%	31.83%	to	33.83%
2012		19,382	$9.90	to	$16.17	$287,158	0.76%	0.00%	to	1.50%	18.73%	to	20.61%
2011		21,865	$8.28	to	$13.42	$271,700	0.64%	0.00%	to	1.50%	-6.27%	to	-4.82%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
The Hartford Capital Appreciation Fund - Class R4
2015		-		$17.46		-	-		0.65%			0.69%
2014		-		$17.34		-	-		0.65%			6.64%
2013		-		$16.26		-	-		0.65%			40.78%
2012		14		$11.55		$159	0.60%		0.65%			19.44%
2011		18		$9.67		$173	1.65%		0.65%			-15.77%
The Hartford Dividend And Growth Fund - Class R4
2015		-		$17.84		$5	-		0.65%			-2.14%
2014		-		$18.23		$5	-		0.65%			11.64%
2013		-		$16.33		$4	3.02%		0.65%			30.12%
2012		21		$12.55		$261	1.38%		0.65%			12.15%
2011		2		$11.19		$28	-		0.65%			0.27%
Income Fund of America® - Class R-3
2015		106	$16.95	to	$20.39	$2,034	2.66%	0.00%	to	1.55%	-3.36%	to	-1.83%
2014		134	$17.54	to	$20.77	$2,622	2.79%	0.00%	to	1.55%	6.37%	to	8.01%
2013		131	$16.49	to	$19.23	$2,392	3.02%	0.00%	to	1.55%	15.96%	to	17.76%
2012		129	$14.22	to	$16.33	$1,985	3.31%	0.00%	to	1.55%	10.00%	to	11.62%
2011		153	$13.10	to	$14.63	$2,121	3.64%	0.00%	to	1.40%	3.72%	to	5.18%
Ivy Science and Technology Fund - Class Y
2015		180	$10.33	to	$10.56	$1,869	-	0.10%	to	1.40%	-4.53%	to	-3.21%
2014	08/15/2014	3	$10.84	to	$10.85	$31	(d)	0.95%	to	1.15%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Janus Aspen Series Balanced Portfolio - Institutional Shares
2015		3	$32.92	to	$50.59	$132	2.15%	0.50%	to	1.40%	-0.79%	to	0.11%
2014		3	$32.95	to	$50.91	$147	2.00%	0.50%	to	1.40%	7.02%	to	7.96%
2013		3	$30.58	to	$47.51	$153	1.83%	0.50%	to	1.40%	18.46%	to	19.58%
2012		4	$25.63	to	$40.04	$174	3.08%	0.50%	to	1.40%	12.05%	to	13.05%
2011		4	$22.71	to	$35.79	$151	2.55%	0.40%	to	1.40%	0.23%	to	1.11%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2015		5	$33.67	to	$53.03	$249	0.75%	0.45%	to	1.25%	2.73%	to	3.56%
2014		6	$32.59	to	$51.62	$282	0.33%	0.45%	to	1.50%	10.84%	to	12.00%
2013		7	$29.17	to	$46.45	$326	0.29%	0.45%	to	1.50%	30.42%	to	31.81%
2012		11	$22.19	to	$35.53	$365	-	0.45%	to	1.50%	15.58%	to	16.74%
2011		11	$19.05	to	$30.67	$322	-	0.40%	to	1.50%	-2.91%	to	-1.84%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2015		1	$23.58	to	$31.88	$37	2.60%	0.50%	to	1.25%	-1.02%	to	-0.28%
2014		1	$22.03	to	$32.21	$40	2.56%	0.50%	to	1.50%	3.38%	to	4.39%
2013		1	$21.24	to	$31.08	$38	5.13%	0.50%	to	1.50%	-1.62%	to	-0.62%
2012		1	$21.52	to	$31.52	$40	1.90%	0.50%	to	1.50%	6.72%	to	7.80%
2011		2	$20.09	to	$29.46	$65	7.63%	0.50%	to	1.50%	5.15%	to	6.19%
Janus Aspen Series Global Research Portfolio - Institutional Shares
2015		3	$15.97	to	$30.30	$72	1.15%	0.45%	to	1.25%	-3.50%	to	-2.74%
2014		4	$16.46	to	$31.40	$102	1.52%	0.45%	to	1.50%	5.87%	to	6.98%
2013		6	$15.43	to	$29.59	$161	1.35%	0.45%	to	1.50%	26.46%	to	27.83%
2012		6	$12.10	to	$23.33	$135	0.80%	0.45%	to	1.50%	18.33%	to	19.52%
2011		6	$10.15	to	$19.68	$114	0.72%	0.40%	to	1.50%	-15.03%	to	-14.08%
Janus Aspen Series Janus Portfolio - Institutional Shares
2015		3	$15.15	to	$34.30	$84	1.20%	0.50%	to	1.25%	4.03%	to	4.84%
2014		3	$14.52	to	$35.95	$82	-	0.50%	to	1.25%	11.61%	to	12.40%
2013		3	$12.96	to	$32.19	$78	1.35%	0.50%	to	1.25%	28.71%	to	29.67%
2012		4	$10.04	to	$24.98	$70	-	0.50%	to	1.40%	16.99%	to	18.06%
2011		4	$8.54	to	$21.31	$57	-	0.50%	to	1.40%	-6.62%	to	-5.81%
JPMorgan Equity Income Fund - Select Class
2015		23	$10.60	to	$10.78	$247	1.90%	0.30%	to	1.35%	-3.64%	to	-2.71%
2014	8/11/2014	6	$11.00	to	$11.03	$68	(d)	0.95%	to	1.25%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
JPMorgan Government Bond Fund - Select Class
2015		96		$10.04		$962	1.87%		0.85%			0.20%
2014		42		$10.02		$426	1.50%		0.95%			4.59%
2013		25		$9.58		$242	5.56%		0.95%			-4.58%
2012	11/5/2012	1		$10.04		$10	(b)		0.95%			(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
Lazard Emerging Markets Equity Portfolio - Open Shares
2015		-		$9.27		-	-		0.70%			-20.90%
2014		-		$11.72		-	(f)		0.70%			(f)
2013	9/25/2013	-		$12.30		-	(c)		0.80%			(c)
2012		-		(c)		-	(c)		-			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2015		419	$11.75	to	$14.07	$5,196	0.06%	0.00%	to	1.50%	-4.63%	to	-3.18%
2014		322	$12.32	to	$14.54	$4,184	0.22%	0.00%	to	1.50%	12.20%	to	13.95%
2013		339	$10.98	to	$12.76	$3,922	0.29%	0.00%	to	1.50%	30.71%	to	32.57%
2012		571	$8.40	to	$9.63	$5,049	0.07%	0.00%	to	1.50%	3.83%	to	5.48%
2011		452	$8.09	to	$9.13	$3,793	0.03%	0.00%	to	1.50%	-7.22%	to	-5.86%
ClearBridge Aggressive Growth Fund - Class I
2015		34	$10.43	to	$10.63	$356	-	0.10%	to	1.25%	-5.35%	to	-4.23%
2014	8/15/2014	9	$11.02	to	$11.10	$96	(d)	0.10%	to	1.25%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
LKCM Aquinas Growth Fund
2015		27	$14.05	to	$16.25	$375	-	0.90%	to	1.25%	0.93%	to	1.30%
2014		25		$13.87		$348	-		0.90%			0.36%
2013		30		$13.82		$411	-		0.90%			25.64%
2012		31		$11.00		$337	-		0.90%			9.45%
2011		29		$10.05		$291	-		0.90%			0.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Loomis Sayles Small Cap Value Fund - Retail Class
2015		741	$16.13	to	$18.09	$12,466	0.34%	0.00%	to	1.50%	-5.01%	to	-3.57%
2014		813	$16.98	to	$18.76	$14,315	0.27%	0.00%	to	1.50%	3.47%	to	5.04%
2013		921	$16.41	to	$17.86	$15,591	0.02%	0.00%	to	1.50%	33.52%	to	35.61%
2012		838	$12.29	to	$13.17	$10,558	0.87%	0.00%	to	1.50%	14.33%	to	16.04%
2011		668	$10.75	to	$11.35	$7,314	-	0.00%	to	1.50%	-3.24%	to	-1.82%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2015		121	$9.92	to	$9.97	$1,209	1.64%	0.85%	to	1.20%	-0.70%	to	-0.40%
2014	5/19/2014	37	$9.99	to	$10.01	$373	(d)	0.95%	to	1.20%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Loomis Sayles Value Fund - Class Y
2015		1	$10.21	to	$10.31	$10	-	0.65%	to	1.25%	-5.38%	to	-4.80%
2014	9/29/2014	-		$10.81		-	(d)		0.95%			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Lord Abbett Developing Growth Fund - Class A
2015		12	$21.46	to	$23.24	$277	-	0.20%	to	1.55%	-10.28%	to	-9.08%
2014		11	$23.92	to	$25.56	$274	-	0.20%	to	1.55%	1.97%	to	3.06%
2013		11	$23.49	to	$24.80	$259	-	0.20%	to	1.60%	54.74%	to	56.86%
2012		6	$15.18	to	$15.81	$93	-	0.20%	to	1.60%	8.85%	to	9.75%
2011		5	$13.96	to	$14.26	$77	-	0.55%	to	1.65%		-2.55%
Lord Abbett Core Fixed Income Fund - Class A
2015		4	$10.83	to	$11.11	$43	0.31%	1.00%	to	1.45%	-1.99%	to	-1.51%
2014		110	$11.05	to	$11.44	$1,258	0.15%	0.70%	to	1.45%	4.64%	to	5.03%
2013		4	$10.56	to	$10.78	$46	1.90%	0.90%	to	1.45%	-3.74%	to	-3.14%
2012		5	$10.97	to	$11.13	$59	1.80%	0.90%	to	1.45%	4.28%	to	4.90%
2011		5	$10.52	to	$10.61	$51	3.64%	0.90%	to	1.45%		3.93%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Mid Cap Stock Fund - Class A
2015		41	$18.03	to	$23.17	$866	0.89%	0.20%	to	1.65%	-5.16%	to	-3.88%
2014		53	$19.01	to	$24.26	$1,155	0.46%	0.35%	to	1.65%	10.21%	to	11.22%
2013		50	$17.14	to	$21.96	$997	0.41%	0.35%	to	1.75%	28.44%	to	29.60%
2012		63	$13.75	to	$17.02	$960	0.52%	0.55%	to	1.45%	12.89%	to	13.91%
2011		102	$11.90	to	$15.01	$1,343	0.14%	0.55%	to	1.75%	-5.63%	to	-4.54%
Lord Abbett Small Cap Value Fund - Class A
2015		45	$23.78	to	$26.94	$1,178	-	0.55%	to	1.60%	-2.74%	to	-1.71%
2014		47	$24.45	to	$27.41	$1,254	-	0.55%	to	1.60%	0.29%	to	1.33%
2013		55	$24.38	to	$27.05	$1,450	-	0.55%	to	1.60%	31.57%	to	32.92%
2012		60	$18.53	to	$20.35	$1,186	0.69%	0.55%	to	1.60%	8.81%	to	10.00%
2011		63	$17.03	to	$18.50	$1,138	-	0.55%	to	1.60%	-6.12%	to	-5.20%
Lord Abbett Fundamental Equity Fund - Class A
2015		17	$17.00	to	$18.41	$294	1.43%	0.20%	to	1.55%	-4.66%	to	-3.36%
2014		14	$17.79	to	$19.05	$265	0.76%	0.20%	to	1.60%	5.27%	to	6.72%
2013		15	$16.90	to	$17.85	$264	0.47%	0.20%	to	1.60%	34.45%	to	36.36%
2012		12	$12.57	to	$13.09	$158	0.99%	0.20%	to	1.60%	9.52%	to	10.46%
2011	3/16/2011	4	$11.52	to	$11.85	$45	(a)	0.20%	to	1.65%		(a)
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2015		4,314	$13.13	to	$25.24	$91,575	0.58%	0.10%	to	1.50%	-5.21%	to	-3.90%
2014		4,665	$13.77	to	$26.55	$104,586	0.43%	0.00%	to	1.50%	9.87%	to	11.50%
2013		5,161	$12.46	to	$24.10	$104,684	0.40%	0.00%	to	1.50%	28.34%	to	30.40%
2012		6,044	$9.65	to	$18.71	$95,534	0.67%	0.00%	to	1.50%	12.88%	to	14.55%
2011		6,523	$8.50	to	$16.51	$90,948	0.21%	0.00%	to	1.50%	-5.45%	to	-4.07%
MainStay Large Cap Growth Fund - Class R3
2015		-		$21.93		$2	-		-			5.58%
2014		-		$20.77		$2	-		-			9.89%
2013		34		$18.90		$637	-		-			35.97%
2012	2/15/2012	31		$13.90		$424	(b)		-			(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Massachusetts Investors Growth Stock Fund - Class A
2015		6	$18.59	to	$22.36	$119	1.43%	0.25%	to	1.80%	-1.41%	to	-0.27%
2014		34	$19.89	to	$22.42	$722	0.58%	0.25%	to	1.35%	10.25%	to	11.21%
2013		34	$17.90	to	$20.16	$660	0.44%	0.25%	to	1.45%	28.52%	to	29.37%
2012		49	$13.52	to	$15.05	$718	1.05%	0.60%	to	1.80%	15.41%	to	16.22%
2011		33	$12.20	to	$12.95	$428	0.50%	0.60%	to	1.35%	0.16%	to	0.55%
Metropolitan West Total Return Bond Fund - Class I
2015	7/14/2015	368		$9.88		$3,636	(e)		-			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Metropolitan West Total Return Bond Fund - Class M
2015		1,556	$9.95	to	$10.36	$15,742	1.69%	0.00%	to	1.50%		-1.58%
2014		1,039	$10.11	to	$10.32	$10,611	1.90%	0.25%	to	1.50%	4.53%	to	5.53%
2013	5/15/2013	358	$9.71	to	$9.77	$3,490	(c)	0.30%	to	1.25%		(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
MFS® New Discovery Fund - Class R3
2015		4	$10.19	to	$10.24	$38	-	0.95%	to	1.25%	-3.32%	to	-3.12%
2014	8/13/2014	-	$10.55	to	$10.57	$1	(d)	0.95%	to	1.20%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
MFS® International Value Fund - Class R3
2015		9	$10.25	to	$10.34	$90	1.94%	0.85%	to	1.35%	5.02%	to	5.62%
2014	8/15/2014	1	$9.77	to	$9.78	$13	(d)	0.95%	to	1.20%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Neuberger Berman Genesis Fund - Trust Class
2015		29	$16.83	to	$18.10	$509	-	0.35%	to	1.70%	-1.52%	to	-0.22%
2014		27	$17.09	to	$18.14	$473	-	0.35%	to	1.70%	-1.23%	to	-0.66%
2013		11	$17.41	to	$18.26	$198	0.68%	0.35%	to	1.75%	34.54%	to	36.37%
2012		7	$12.94	to	$13.39	$95	-	0.35%	to	1.75%		8.44%
2011	3/8/2011	5	$11.99	to	$12.15	$66	(a)	0.85%	to	1.80%		(a)
Neuberger Berman Socially Responsive Fund - Institutional Class
2015	7/15/2015	38		$10.17		$385	(e)		-			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Neuberger Berman Socially Responsive Fund - Trust Class
2015		707	$14.90	to	$17.95	$11,809	0.96%	0.00%	to	1.70%	-2.17%	to	-0.56%
2014		786	$15.12	to	$18.09	$13,345	0.92%	0.00%	to	1.90%	8.18%	to	10.29%
2013		930	$13.84	to	$16.45	$14,445	1.19%	0.00%	to	1.90%	35.35%	to	37.90%
2012		779	$10.12	to	$11.95	$8,855	0.80%	0.00%	to	1.90%	8.70%	to	10.88%
2011		1,002	$9.22	to	$10.81	$10,377	0.73%	0.00%	to	1.90%	-4.81%	to	-3.07%
New Perspective Fund® - Class R-3
2015		88	$20.96	to	$24.77	$2,071	0.33%	0.00%	to	1.40%	3.56%	to	5.05%
2014		94	$20.24	to	$23.58	$2,112	0.22%	0.00%	to	1.40%	1.40%	to	2.83%
2013		110	$19.96	to	$22.93	$2,417	0.53%	0.00%	to	1.40%	24.67%	to	26.41%
2012		122	$15.94	to	$18.14	$2,123	0.61%	0.00%	to	1.45%	18.68%	to	20.37%
2011		236	$13.33	to	$15.07	$3,477	0.67%	0.00%	to	1.55%	-9.32%	to	-7.89%
New Perspective Fund® - Class R-4
2015		5,570	$13.70	to	$26.11	$130,637	0.67%	0.00%	to	1.50%	3.74%	to	5.34%
2014		5,427	$13.13	to	$24.79	$121,851	0.59%	0.00%	to	1.50%	1.68%	to	3.20%
2013		5,241	$12.84	to	$24.03	$114,954	0.86%	0.00%	to	1.50%	24.88%	to	26.81%
2012		5,050	$10.22	to	$18.95	$88,013	1.22%	0.00%	to	1.50%	18.94%	to	20.87%
2011		4,619	$8.77	to	$15.69	$67,062	1.04%	0.00%	to	1.50%	-8.98%	to	-7.65%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
New World Fund® - Class R-4
2015		21	$8.77	to	$8.96	$183	0.95%	0.10%	to	1.35%	-7.29%	to	-5.98%
2014	8/13/2014	3	$9.46	to	$9.53	$27	(d)	0.10%	to	1.25%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Nuveen Global Infrastructure Fund - Class I
2015		107	$9.64	to	$9.67	$1,029	2.07%	1.00%	to	1.20%	-7.75%	to	-7.55%
2014	5/15/2014	115	$10.45	to	$10.46	$1,197	(d)	1.00%	to	1.20%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Nuveen U.S. Infrastructure Bond Fund - Class I
2015		41	$20.05	to	$20.44	$835	7.51%	0.25%	to	1.40%	-2.95%	to	-1.83%
2014	6/23/2014	10	$20.68	to	$20.75	$204	(d)	0.70%	to	1.25%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Oppenheimer Capital Appreciation Fund - Class A
2015		5	$16.84	to	$17.56	$85	-	0.85%	to	1.20%	2.00%	to	2.33%
2014		6	$16.51	to	$17.35	$104	-	0.75%	to	1.20%	13.63%	to	14.22%
2013		7	$14.53	to	$15.42	$106	-	0.60%	to	1.20%	27.79%	to	28.50%
2012		44	$11.27	to	$12.00	$520	0.65%	0.60%	to	1.30%	12.14%	to	12.99%
2011		39	$10.05	to	$10.62	$400	0.23%	0.60%	to	1.30%	-2.80%	to	-2.12%
Oppenheimer Developing Markets Fund - Class A
2015		3,558	$9.74	to	$75.74	$197,414	0.38%	0.00%	to	1.75%	-15.58%	to	-14.07%
2014		3,823	$11.43	to	$88.14	$249,694	0.27%	0.00%	to	1.75%	-6.45%	to	-4.51%
2013		4,033	$12.12	to	$92.59	$280,181	0.10%	0.00%	to	1.75%	6.49%	to	8.38%
2012		4,295	$11.29	to	$85.45	$275,812	0.41%	0.00%	to	1.75%	18.73%	to	20.87%
2011		4,737	$9.42	to	$70.71	$259,497	1.67%	0.00%	to	1.75%	-19.52%	to	-18.09%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Developing Markets Fund - Class Y
2015		3,532	$9.35	to	$9.75	$33,914	0.69%	0.00%	to	1.25%	-14.85%	to	-13.79%
2014		3,459	$10.98	to	$11.31	$38,711	0.62%	0.00%	to	1.25%	-5.01%	to	-4.56%
2013		3,321	$11.78	to	$11.85	$39,124	0.46%	0.00%	to	0.45%	8.17%	to	8.62%
2012	9/4/2012	3,248	$10.89	to	$10.91	$35,375	(b)	0.00%	to	0.45%		(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
Oppenheimer Gold & Special Minerals Fund - Class A
2015		6	$3.66	to	$3.99	$24	-	0.20%	to	1.65%	-24.09%	to	-23.27%
2014		4	$4.82	to	$5.20	$21	-	0.20%	to	1.75%	-16.75%	to	-15.58%
2013		3	$5.79	to	$6.16	$15	-	0.20%	to	1.75%	-48.60%	to	-47.88%
2012		1	$11.40	to	$11.82	$16	(f)	0.20%	to	1.45%		(f)
2011		1	$12.79	to	$12.89	$7	(f)	0.80%	to	1.20%		(f)
Oppenheimer International Bond Fund - Class A
2015		5	$10.12	to	$10.64	$54	3.60%	0.70%	to	1.55%	-5.24%	to	-4.40%
2014		5	$10.68	to	$11.13	$57	4.04%	0.70%	to	1.55%	-1.01%	to	-0.36%
2013		13	$10.79	to	$11.17	$141	3.72%	0.70%	to	1.60%	-5.57%	to	-4.86%
2012		11	$11.49	to	$11.74	$128	3.82%	0.70%	to	1.45%	9.22%	to	9.87%
2011		13	$10.50	to	$10.65	$134	6.49%	0.80%	to	1.55%	-1.77%	to	-1.12%
Oppenheimer International Growth Fund - Class Y
2015		12	$9.27	to	$9.41	$114	1.61%	0.40%	to	1.35%	2.09%	to	2.95%
2014	7/15/2014	1	$9.09	to	$9.11	$10	(d)	0.95%	to	1.20%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Oppenheimer International Small-Mid Company Fund - Class Y
2015		15	$11.07	to	$11.15	$163	-	0.95%	to	1.40%	13.54%	to	14.12%
2014	8/1/2014	1	$9.75	to	$9.77	$12	(d)	0.95%	to	1.40%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Discovery Mid Cap Growth Fund/VA
2015		2	$7.59	to	$15.39	$15	-	1.25%	to	1.50%	4.98%	to	5.34%
2014		2	$7.23	to	$14.61	$15	-	1.25%	to	1.50%	4.33%	to	4.43%
2013		4	$6.93	to	$13.99	$46	-	1.25%	to	1.50%	33.78%	to	34.26%
2012		5	$5.18	to	$10.42	$41	-	1.25%	to	1.50%	14.86%	to	15.01%
2011		2	$4.51	to	$9.06	$11	-	1.25%	to	1.50%	-0.44%	to	-0.11%
Oppenheimer Global Fund/VA
2015		7	$19.45	to	$37.54	$225	1.34%	0.50%	to	1.80%	2.10%	to	3.44%
2014		7	$19.05	to	$36.29	$222	1.24%	0.50%	to	1.80%	0.47%	to	1.77%
2013		8	$18.96	to	$35.66	$261	1.23%	0.50%	to	1.80%	25.07%	to	26.68%
2012		9	$15.16	to	$28.15	$226	2.31%	0.50%	to	1.80%	19.09%	to	20.66%
2011		10	$12.73	to	$23.58	$207	1.23%	0.40%	to	1.80%	-9.97%	to	-8.76%
Oppenheimer Global Strategic Income Fund/VA
2015		4	$19.90	to	$22.34	$96	6.19%	0.60%	to	1.25%	-3.49%	to	-2.83%
2014		4	$20.62	to	$22.99	$98	4.06%	0.60%	to	1.25%	1.58%	to	2.22%
2013		5	$20.30	to	$22.49	$99	4.81%	0.60%	to	1.25%	-1.36%	to	-0.75%
2012		5	$20.58	to	$22.66	$109	5.58%	0.60%	to	1.25%	12.09%	to	12.85%
2011		5	$18.36	to	$20.08	$106	3.67%	0.60%	to	1.25%	-0.38%	to	0.25%
Oppenheimer Main Street Fund®/VA
2015		5	$14.14	to	$16.24	$66	1.43%	1.25%	to	1.50%	1.80%	to	2.01%
2014		5	$13.89	to	$15.92	$74	1.32%	1.25%	to	1.50%	9.03%	to	9.34%
2013		6	$12.74	to	$14.56	$77	1.39%	1.25%	to	1.50%	29.87%	to	30.12%
2012		7	$9.81	to	$11.19	$67	1.52%	1.25%	to	1.50%	15.14%	to	15.48%
2011		8	$8.52	to	$9.69	$65	1.44%	1.25%	to	1.50%	-1.50%	to	-1.32%
Oppenheimer Main Street Small Cap Fund®/VA
2015		1,207	$15.99	to	$24.85	$25,350	0.94%	0.00%	to	1.50%	-7.32%	to	-5.91%
2014		1,288	$17.15	to	$26.68	$28,354	0.86%	0.00%	to	1.50%	10.25%	to	12.00%
2013		1,167	$15.46	to	$24.07	$23,499	0.83%	0.00%	to	1.50%	38.93%	to	40.98%
2012		718	$11.06	to	$17.24	$10,845	0.60%	0.00%	to	1.50%	16.23%	to	18.00%
2011		711	$9.46	to	$14.76	$9,234	0.64%	0.00%	to	1.50%	-3.62%	to	-2.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Parnassus Core Equity FundSM - Investor Shares
2015		1,393	$14.90	to	$25.06	$21,394	2.27%	0.10%	to	1.35%	-1.89%	to	-0.63%
2014		1,120	$15.11	to	$25.22	$17,371	1.75%	0.10%	to	1.35%	12.94%	to	14.18%
2013		547	$13.33	to	$22.01	$7,389	1.50%	0.15%	to	1.35%	32.23%	to	32.77%
2012		59	$10.04	to	$16.12	$622	3.31%	0.95%	to	1.35%	13.97%	to	14.33%
2011	9/28/2011	3		$14.03		$42	(a)		1.25%			(a)
Pax World Balanced Fund - Individual Investor Class
2015		2,575	$12.03	to	$18.30	$40,388	0.85%	0.00%	to	1.50%	-2.02%	to	-0.54%
2014		2,813	$12.20	to	$18.40	$44,918	0.87%	0.00%	to	1.50%	6.38%	to	7.98%
2013		3,309	$11.40	to	$17.04	$49,414	0.81%	0.00%	to	1.50%	14.64%	to	16.39%
2012		3,574	$9.88	to	$14.64	$46,306	1.59%	0.00%	to	1.50%	9.65%	to	11.29%
2011		4,035	$8.96	to	$13.16	$47,486	1.30%	0.00%	to	1.60%	-3.31%	to	-1.79%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2015		98	$5.36	to	$5.48	$532	6.23%	0.25%	to	1.50%	-27.07%	to	-26.22%
2014	6/30/2014	2	$7.36	to	$7.38	$14	(d)	0.95%	to	1.25%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
PIMCO Real Return Portfolio - Administrative Class
2015		6,996	$9.42	to	$16.27	$101,300	3.87%	0.00%	to	1.60%	-4.23%	to	-2.69%
2014		8,463	$9.80	to	$16.72	$127,404	1.43%	0.00%	to	1.60%	1.43%	to	3.11%
2013		10,069	$12.89	to	$16.22	$148,758	1.37%	0.00%	to	1.65%	-10.68%	to	-9.22%
2012		16,021	$14.33	to	$17.87	$260,067	1.05%	0.00%	to	1.65%	7.10%	to	8.78%
2011		13,442	$13.30	to	$16.43	$201,912	5.14%	0.00%	to	1.60%	9.90%	to	11.69%
Pioneer Equity Income Fund - Class Y
2015		726		$14.21		$10,306	2.05%		0.85%			-0.28%
2014		592		$14.25		$8,438	2.94%		0.95%			12.12%
2013		358		$12.71		$4,551	2.90%		0.95%			28.00%
2012	9/17/2012	111		$9.93		$1,099	(b)		0.95%			(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield Fund - Class A
2015		102	$14.96	to	$18.00	$1,727	4.91%	0.20%	to	1.75%	-6.56%	to	-5.06%
2014		112	$16.01	to	$18.96	$2,023	4.31%	0.20%	to	1.75%	-1.90%	to	-0.37%
2013		108	$16.32	to	$19.03	$1,966	4.83%	0.20%	to	1.75%	10.34%	to	12.07%
2012		133	$14.79	to	$16.98	$2,178	4.74%	0.20%	to	1.75%	12.99%	to	14.73%
2011		303	$13.09	to	$14.80	$4,359	5.30%	0.20%	to	1.75%	-3.47%	to	-1.92%
Pioneer Strategic Income Fund - Class A
2015		94	$11.83	to	$12.89	$1,189	3.70%	0.20%	to	1.65%	-3.02%	to	-1.60%
2014		105	$12.15	to	$13.10	$1,354	3.84%	0.20%	to	1.75%	3.17%	to	4.38%
2013		110	$11.89	to	$12.55	$1,357	4.17%	0.20%	to	1.60%	-0.08%	to	1.29%
2012		124	$11.90	to	$12.39	$1,519	3.51%	0.20%	to	1.60%	10.11%	to	11.02%
2011	5/9/2011	22	$10.98	to	$11.16	$248	(a)	0.20%	to	1.05%		(a)
Pioneer Emerging Markets VCT Portfolio - Class I
2015		1,218	$4.88	to	$6.76	$7,599	4.43%	0.00%	to	1.60%	-16.76%	to	-15.29%
2014		1,392	$5.82	to	$7.98	$10,371	0.74%	0.00%	to	1.60%	-13.99%	to	-12.31%
2013		1,506	$6.71	to	$9.13	$12,937	1.12%	0.00%	to	1.60%	-3.52%	to	-1.93%
2012		1,799	$6.91	to	$9.31	$15,901	0.52%	0.00%	to	1.60%	10.18%	to	12.03%
2011		2,217	$6.23	to	$8.32	$17,672	0.28%	0.00%	to	1.60%	-24.59%	to	-23.35%
Pioneer Equity Income VCT Portfolio - Class I
2015		3		$21.24		$56	3.08%		1.05%			-0.56%
2014	10/6/2014	-		$21.36		$9	(d)		1.05%			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Pioneer High Yield VCT Portfolio - Class I
2015		1,115	$13.88	to	$18.68	$18,835	4.92%	0.00%	to	1.50%	-5.37%	to	-3.90%
2014		1,311	$14.58	to	$19.47	$23,270	4.92%	0.00%	to	1.50%	-1.41%	to	0.07%
2013		1,731	$14.70	to	$19.47	$30,910	5.41%	0.00%	to	1.50%	10.38%	to	12.02%
2012		1,725	$13.24	to	$17.39	$27,738	9.42%	0.00%	to	1.50%	14.34%	to	16.06%
2011		1,673	$11.51	to	$14.89	$23,415	5.53%	0.00%	to	1.50%	-3.16%	to	-1.66%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Prudential Jennison Utility Fund - Class Z
2015		5	$8.58	to	$9.26	$42	3.08%	0.95%	to	1.25%	-13.55%	to	-13.32%
2014	8/14/2014	2	$9.91	to	$10.70	$23	(d)	0.95%	to	1.25%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Columbia Diversified Equity Income Fund - Class K
2015		740	$12.81	to	$14.37	$9,975	1.93%	0.00%	to	1.50%	-3.68%	to	-2.24%
2014		789	$13.30	to	$14.70	$10,975	1.26%	0.00%	to	1.50%	10.10%	to	11.79%
2013		759	$12.08	to	$13.15	$9,524	1.54%	0.00%	to	1.50%	28.78%	to	30.85%
2012		742	$9.38	to	$10.05	$7,180	2.27%	0.00%	to	1.50%	13.29%	to	14.99%
2011		691	$8.28	to	$8.74	$5,863	1.73%	0.00%	to	1.50%	-6.44%	to	-5.10%
Columbia Diversified Equity Income Fund - Class R4
2015		7	$13.62	to	$14.15	$101	1.86%	0.10%	to	0.60%	-2.64%	to	-2.14%
2014		8	$13.99	to	$14.46	$114	(f)	0.10%	to	0.60%		(f)
2013		10	$12.65	to	$12.91	$122	1.90%	0.15%	to	0.50%		30.93%
2012		9	$9.56	to	$9.86	$88	2.56%	0.15%	to	0.80%	13.81%	to	14.65%
2011		8	$8.40	to	$8.60	$68	0.88%	0.15%	to	0.80%	-6.25%	to	-5.70%
Royce Total Return Fund - K Class
2015		-		$16.40		$2	-		1.40%			-8.84%
2014		-		$17.99		$2	-		1.40%			-0.39%
2013		-		$18.06		$2	-		1.40%			30.40%
2012		-		$13.85		$1	(f)		1.40%			(f)
2011	11/30/2011	-		$12.31		-	(a)		1.30%			(a)
Ave Maria Rising Dividend Fund
2015	9/15/2015	48	$9.12	to	$9.20	$437	(e)	0.25%	to	1.50%		(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
SMALLCAP World Fund® - Class R-4
2015		1,064	$13.29	to	$14.90	$14,703	-	0.00%	to	1.50%	1.14%	to	2.62%
2014		872	$13.14	to	$14.52	$11,841	-	0.00%	to	1.50%	0.31%	to	1.82%
2013		902	$13.10	to	$14.26	$12,144	-	0.00%	to	1.50%	27.43%	to	29.40%
2012		755	$10.28	to	$11.02	$7,942	1.55%	0.00%	to	1.50%	20.23%	to	22.04%
2011		764	$8.55	to	$9.03	$6,672	0.38%	0.00%	to	1.50%	-15.60%	to	-14.33%
T. Rowe Price Institutional Large-Cap Growth Fund
2015	7/14/2015	358		$11.13		$3,984	(e)		-			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
T. Rowe Price Mid-Cap Value Fund - R Class
2015		37	$23.20	to	$25.82	$910	0.62%	0.00%	to	0.90%	-4.76%	to	-3.91%
2014		41	$24.23	to	$26.87	$1,035	0.41%	0.00%	to	0.95%	9.05%	to	10.03%
2013		40	$21.36	to	$24.42	$928	0.23%	0.00%	to	1.35%	29.49%	to	30.42%
2012		44	$16.61	to	$18.49	$777	0.86%	0.10%	to	1.30%	17.39%	to	18.91%
2011		42	$14.15	to	$15.55	$625	0.42%	0.10%	to	1.30%	-6.48%	to	-5.41%
T. Rowe Price Value Fund - Advisor Class
2015		14		$17.79		$254	1.37%		1.00%			-2.95%
2014		18		$18.33		$330	0.98%		1.00%			12.04%
2013		17		$16.36		$285	1.17%		1.00%			35.54%
2012		19		$12.07		$226	1.50%		1.00%			17.99%
2011		17		$10.23		$173	1.19%		1.00%			-3.13%
TCW Total Return Bond Fund - Class N
2015	9/11/2015	249	$9.90	to	$10.00	$2,471	(e)	0.00%	to	1.50%		(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Foreign Fund - Class A
2015		32	$10.00	to	$16.73	$499	0.76%	0.20%	to	1.65%	-8.63%	to	-7.31%
2014		94	$10.72	to	$18.05	$1,602	2.69%	0.20%	to	1.65%	-12.24%	to	-11.23%
2013		94	$12.19	to	$19.97	$1,820	1.60%	0.35%	to	1.75%	25.07%	to	26.71%
2012		77	$9.79	to	$15.76	$1,174	2.21%	0.35%	to	1.65%	16.61%	to	18.14%
2011		84	$11.94	to	$13.34	$1,088	2.74%	0.35%	to	1.75%	-14.22%	to	-13.04%
Templeton Global Bond Fund - Advisor Class
2015		3,070	$10.42	to	$10.58	$32,007	3.33%	0.00%	to	0.45%	-4.49%	to	-4.08%
2014		3,491	$10.91	to	$11.03	$38,088	6.75%	0.00%	to	0.45%	1.39%	to	1.85%
2013		3,706	$10.76	to	$10.83	$39,880	4.38%	0.00%	to	0.45%	1.89%	to	2.46%
2012	9/4/2012	3,507	$10.56	to	$10.57	$37,035	(b)	0.00%	to	0.45%		(b)
2011		(b)	(b)			(b)	(b)		(b)			(b)
Templeton Global Bond Fund - Class A
2015		6,518	$10.19	to	$34.89	$144,039	3.04%	0.00%	to	1.50%	-5.71%	to	-4.23%
2014		7,637	$10.79	to	$36.44	$180,054	6.35%	0.00%	to	1.50%	0.09%	to	1.52%
2013		8,567	$10.78	to	$35.87	$200,725	4.05%	0.00%	to	1.50%	0.69%	to	2.24%
2012		8,916	$10.72	to	$35.09	$204,498	5.98%	0.00%	to	1.50%	14.03%	to	15.85%
2011		9,995	$9.37	to	$30.30	$209,387	6.17%	0.95%	to	1.50%	-3.81%	to	-2.38%
Third Avenue Real Estate Value Fund - Institutional Class
2015		2	$9.99	to	$10.05	$19	-	0.80%	to	1.15%	-4.77%	to	-4.38%
2014	8/27/2014	-	$10.49	to	$10.50	$4	(d)	0.95%	to	1.15%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Thornburg International Value Fund - Class R4
2015		4	$12.98	to	$13.41	$51	-	0.60%	to	1.15%	5.10%	to	5.67%
2014		4	$12.35	to	$12.69	$45	-	0.60%	to	1.15%		-6.42%
2013		3	$13.17	to	$13.56	$46	-	0.60%	to	1.35%		13.73%
2012		3	$11.58	to	$11.73	$34	(f)	0.90%	to	1.35%		(f)
2011	1/10/2011	5	$10.28	to	$10.31	$55	(a)	0.60%	to	0.75%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Touchstone Value Fund - Institutional Class
2015	7/14/2015	160		$9.94		$1,586	(e)		-			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
USAA Precious Metals and Minerals Fund - Adviser Shares
2015		2,989	$2.36	to	$2.53	$7,214	-	0.00%	to	1.50%	-27.66%	to	-26.45%
2014		2,743	$3.26	to	$3.44	$9,095	1.41%	0.00%	to	1.50%	-9.70%	to	-8.51%
2013		1,843	$3.61	to	$3.76	$6,749	-	0.00%	to	1.50%	-52.19%	to	-51.42%
2012		1,062	$7.55	to	$7.74	$8,081	-	0.00%	to	1.50%	-13.42%	to	-12.05%
2011	5/11/2011	552	$8.71	to	$8.80	$4,823	(a)	0.00%	to	1.50%		(a)
Diversified Value Portfolio
2015		6	$18.20	to	$20.57	$116	2.59%	0.95%	to	2.00%	-4.36%	to	-3.38%
2014		5	$19.03	to	$21.29	$116	1.79%	0.95%	to	2.00%	7.64%	to	8.79%
2013		5	$17.68	to	$19.57	$107	2.06%	0.95%	to	2.00%	26.83%	to	28.16%
2012		6	$13.94	to	$15.27	$87	2.37%	0.95%	to	2.00%	14.17%	to	15.42%
2011		6	$12.21	to	$13.23	$82	2.38%	0.95%	to	2.00%	1.92%	to	2.96%
Equity Income Portfolio
2015		11	$19.90	to	$22.37	$237	2.47%	1.00%	to	2.00%	-1.14%	to	-0.13%
2014		11	$20.13	to	$22.40	$249	2.43%	1.00%	to	2.00%	9.16%	to	10.29%
2013		12	$18.44	to	$20.31	$245	3.47%	1.00%	to	2.00%	27.52%	to	28.37%
2012		29	$14.46	to	$15.64	$446	2.51%	1.10%	to	2.00%	11.15%	to	12.20%
2011		25	$13.01	to	$14.00	$351	2.45%	1.05%	to	2.00%	8.06%	to	9.08%
Small Company Growth Portfolio
2015		1	$20.64	to	$23.33	$26	-	0.95%	to	2.00%	-4.67%	to	-3.67%
2014		1	$21.65	to	$24.22	$24	-	0.95%	to	2.00%	1.36%	to	2.41%
2013		1	$21.36	to	$23.65	$23	-	0.95%	to	2.00%	43.64%	to	45.18%
2012		2	$14.87	to	$16.29	$25	-	0.95%	to	2.00%	12.40%	to	13.60%
2011		6	$13.23	to	$14.34	$92	-	0.95%	to	2.00%	-0.68%	to	0.35%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Victory Integrity Small-Cap Value Fund - Class Y
2015		5	$9.89	to	$10.08	$45	-	0.10%	to	1.25%	-7.83%	to	-6.75%
2014	8/22/2014	1	$10.75	to	$10.81	$6	(d)	0.10%	to	0.95%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Victory Sycamore Small Company Opportunity Fund - Class R
2015		1	$18.66	to	$19.10	$28	-	0.75%	to	1.15%	-2.05%	to	-1.70%
2014		1	$19.05	to	$19.38	$25	-	0.80%	to	1.15%	4.96%	to	5.33%
2013		1	$18.08	to	$18.40	$20	-	0.80%	to	1.25%	30.92%	to	31.05%
2012		1	$13.81	to	$14.07	$13	-	0.60%	to	1.25%		11.23%
2011	2/8/2011	-		$12.65		$1	(a)		0.60%			(a)
Voya Balanced Portfolio - Class I
2015		8,705	$12.47	to	$50.06	$259,147	2.01%	0.00%	to	1.95%	-3.72%	to	-1.85%
2014		9,743	$12.82	to	$51.49	$299,629	1.64%	0.00%	to	1.95%	4.09%	to	6.20%
2013		10,790	$12.18	to	$48.94	$317,105	2.18%	0.00%	to	1.95%	14.46%	to	16.71%
2012		12,021	$10.53	to	$42.33	$305,260	3.11%	0.00%	to	1.95%	11.45%	to	13.65%
2011		13,209	$9.35	to	$37.60	$299,261	2.79%	0.00%	to	1.95%	-3.28%	to	-1.33%
Voya Growth Opportunities Fund - Class A
2015		6	$20.46	to	$20.83	$124	-	1.00%	to	1.15%	4.60%	to	4.78%
2014		5	$19.56	to	$19.88	$100	-	1.00%	to	1.15%		11.58%
2013		6		$17.53		$107	-		1.15%			26.94%
2012	12/24/2012	5		$13.81		$63	(b)		1.15%			(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
Voya Large Cap Value Fund - Class A
2015		7	$12.32	to	$12.58	$88	4.21%	0.45%	to	1.15%		-5.35%
2014		-		$13.27		$7	-		0.50%			9.04%
2013	7/12/2013	-		$12.17		$6	(c)		0.50%			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Real Estate Fund - Class A
2015		49	$25.01	to	$30.08	$1,406	2.51%	0.00%	to	1.55%	1.42%	to	3.01%
2014		73	$24.66	to	$29.20	$2,025	2.34%	0.00%	to	1.55%	28.17%	to	30.12%
2013		89	$19.24	to	$22.44	$1,908	2.18%	0.00%	to	1.55%	0.21%	to	1.77%
2012		92	$19.20	to	$22.05	$1,954	2.17%	0.00%	to	1.55%	13.80%	to	15.32%
2011		114	$17.05	to	$19.12	$2,098	1.97%	0.00%	to	1.45%	7.85%	to	9.32%
Voya GNMA Income Fund - Class A
2015		240	$10.94	to	$17.88	$3,252	3.03%	0.00%	to	1.55%	0.00%	to	1.59%
2014		257	$10.94	to	$17.64	$3,484	3.42%	0.00%	to	1.55%	3.27%	to	4.95%
2013		294	$10.58	to	$16.86	$3,821	3.38%	0.00%	to	1.55%	-3.32%	to	-1.84%
2012		338	$10.94	to	$17.22	$4,456	3.62%	0.00%	to	1.55%	1.30%	to	2.90%
2011		355	$10.80	to	$16.78	$4,837	3.86%	0.00%	to	1.55%	5.73%	to	7.40%
Voya Intermediate Bond Fund - Class A
2015		93	$13.41	to	$16.13	$1,395	2.27%	0.00%	to	1.55%	-1.25%	to	0.31%
2014		118	$13.58	to	$16.08	$1,774	2.70%	0.00%	to	1.55%	4.86%	to	6.49%
2013		141	$12.95	to	$15.10	$2,006	2.89%	0.00%	to	1.55%	-2.26%	to	-0.72%
2012		225	$13.25	to	$15.21	$3,250	4.51%	0.00%	to	1.55%	7.20%	to	8.80%
2011		251	$12.36	to	$13.98	$3,356	4.24%	0.00%	to	1.55%	6.00%	to	7.79%
Voya Intermediate Bond Portfolio - Class I
2015		18,559	$13.31	to	$107.22	$477,808	4.03%	0.00%	to	1.95%	-1.33%	to	0.63%
2014		13,747	$13.45	to	$107.70	$351,128	3.27%	0.00%	to	1.95%	4.57%	to	6.63%
2013		14,430	$12.72	to	$102.02	$348,194	3.16%	0.00%	to	1.95%	-2.05%	to	0.14%
2012		16,602	$12.85	to	$103.21	$408,463	4.58%	0.00%	to	1.95%	7.24%	to	9.37%
2011		17,019	$11.86	to	$95.33	$386,933	4.47%	0.00%	to	1.95%	5.49%	to	7.59%
Voya Intermediate Bond Portfolio - Class S
2015		187		$14.26		$2,668	4.66%		0.35%			-0.14%
2014		69		$14.28		$981	3.04%		0.35%			6.17%
2013		74		$13.45		$993	2.92%		0.35%			-0.74%
2012		89		$13.55		$1,202	4.71%		0.35%			8.66%
2011		74		$12.47		$922	5.44%		0.35%			6.95%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Perspectives Portfolio - Class I
2015		236	$9.64	to	$9.84	$2,295	2.92%	0.25%	to	1.50%	-4.84%	to	-3.62%
2014	05/12/2014	91	$10.13	to	$10.21	$922	(d)	0.25%	to	1.50%		(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Voya High Yield Portfolio - Adviser Class
2015		3		$11.51		$34	5.13%		0.35%			-2.70%
2014		4		$11.83		$44	6.67%		0.35%			0.51%
2013		4		$11.77		$46	6.19%		0.35%			4.81%
2012		5		$11.23		$51	5.00%		0.35%			13.32%
2011	07/18/2011	3		$9.91		$29	(a)		0.35%			(a)
Voya High Yield Portfolio - Institutional Class
2015		2,230	$10.85	to	$16.85	$27,564	6.30%	0.00%	to	1.20%	-3.03%	to	-1.87%
2014		2,381	$11.11	to	$17.32	$31,277	6.41%	0.00%	to	1.20%	0.23%	to	1.45%
2013		2,397	$11.00	to	$17.24	$31,115	6.14%	0.00%	to	1.20%	4.64%	to	5.83%
2012		2,180	$10.44	to	$16.43	$28,658	5.51%	0.00%	to	1.10%	13.20%	to	13.31%
2011		697	$14.47	to	$14.50	$10,100	7.87%	0.95%	to	1.00%	3.65%	to	3.72%
Voya High Yield Portfolio - Service Class
2015		1,120	$15.36	to	$19.45	$19,604	6.16%	0.00%	to	1.50%	-3.48%	to	-2.03%
2014		1,361	$15.82	to	$19.86	$24,624	6.21%	0.00%	to	1.50%	-0.35%	to	1.21%
2013		1,517	$15.78	to	$19.70	$27,339	5.94%	0.00%	to	1.50%	4.07%	to	5.63%
2012		1,792	$15.08	to	$18.65	$30,849	6.94%	0.00%	to	1.50%	12.30%	to	14.08%
2011		1,538	$13.34	to	$16.36	$23,607	7.03%	0.00%	to	1.50%	2.85%	to	4.47%
Voya Large Cap Growth Portfolio - Adviser Class
2015		9		$18.64		$163	-		0.35%			5.37%
2014		12		$17.69		$210	-		0.35%			12.60%
2013		12		$15.71		$187	0.58%		0.35%			29.83%
2012		13		$12.10		$155	0.75%		0.35%			17.13%
2011	01/21/2011	11		$10.33		$113	(a)		0.35%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Institutional Class
2015		23,787	$18.07	to	$25.28	$443,531	0.57%	0.00%	to	1.50%	4.78%	to	6.38%
2014		24,580	$17.24	to	$23.99	$434,528	0.38%	0.00%	to	1.50%	11.88%	to	13.62%
2013		16,193	$15.41	to	$21.32	$254,592	0.54%	0.00%	to	1.50%	29.01%	to	31.09%
2012		15,966	$11.94	to	$16.43	$193,340	0.58%	0.00%	to	1.50%	16.26%	to	18.10%
2011	1/21/2011	12,873	$10.27	to	$14.05	$133,022	(a)	0.00%	to	1.50%		(a)
Voya Large Cap Growth Portfolio - Service Class
2015		290	$11.96	to	$28.94	$5,927	0.35%	0.00%	to	1.50%	4.52%	to	6.12%
2014		286	$11.31	to	$27.27	$5,413	0.24%	0.00%	to	1.35%	11.79%	to	13.35%
2013		110	$15.63	to	$24.06	$1,972	0.52%	0.00%	to	1.40%	28.82%	to	30.64%
2012		25	$12.06	to	$13.93	$338	0.33%	0.00%	to	1.40%	16.14%	to	17.87%
2011		25	$10.32	to	$15.22	$266	0.11%	0.00%	to	1.40%		1.74%
Voya Large Cap Value Portfolio - Adviser Class
2015		2		$10.91		$21	-		0.35%			-5.38%
2014		2		$11.53		$24	-		0.35%			8.98%
2013	9/6/2013	3		$10.58		$29	(c)		0.35%			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
Voya Large Cap Value Portfolio - Institutional Class
2015		24,918	$11.87	to	$14.81	$325,457	1.84%	0.00%	to	1.95%	-6.39%	to	-4.45%
2014		27,820	$12.68	to	$15.50	$384,229	2.12%	0.00%	to	1.95%	7.95%	to	10.09%
2013		27,029	$11.74	to	$14.08	$342,341	2.16%	0.00%	to	1.95%	28.31%	to	30.92%
2012		22,249	$9.15	to	$10.76	$217,365	2.56%	0.00%	to	1.95%	12.41%	to	14.71%
2011		24,706	$8.14	to	$9.38	$212,312	1.28%	0.00%	to	1.95%	1.50%	to	3.53%
Voya Large Cap Value Portfolio - Service Class
2015		132	$11.44	to	$13.48	$1,658	1.74%	0.10%	to	1.55%	-6.12%	to	-4.77%
2014		126	$12.15	to	$14.19	$1,681	1.97%	0.10%	to	1.55%	7.99%	to	9.40%
2013		100	$11.22	to	$13.29	$1,259	1.73%	0.10%	to	1.55%	28.68%	to	30.07%
2012		72	$9.24	to	$9.91	$708	2.35%	0.50%	to	1.55%	12.55%	to	13.78%
2011		95	$8.21	to	$8.71	$821	1.94%	0.50%	to	1.55%		2.18%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Limited Maturity Bond Portfolio - Adviser Class
2015		4		$10.04		$37	-		0.35%			-0.20%
2014		2		$10.06		$19	-		0.35%			-
2013		2		$10.06		$18	-		0.35%			-
2012	1/23/2012	2		$10.06		$17	(b)		0.35%			(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
2015		897	$13.76	to	$17.41	$14,188	0.97%	0.00%	to	1.95%	-2.29%	to	-0.34%
2014		1,061	$13.93	to	$17.64	$17,240	0.99%	0.00%	to	1.95%	13.13%	to	15.65%
2013		1,721	$12.19	to	$15.44	$24,438	0.97%	0.00%	to	1.95%	28.10%	to	30.74%
2012		1,794	$9.41	to	$11.93	$19,631	1.55%	0.00%	to	1.95%	8.29%	to	10.53%
2011		1,981	$8.60	to	$10.90	$19,761	1.67%	0.00%	to	1.95%	-6.14%	to	-4.24%
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2015		26	$14.58	to	$15.68	$391	0.78%	0.75%	to	1.50%	-2.02%	to	-1.26%
2014		25	$14.88	to	$15.88	$382	1.11%	0.75%	to	1.50%	13.24%	to	14.08%
2013		25	$13.14	to	$13.92	$338	0.65%	0.75%	to	1.50%	28.32%	to	29.19%
2012		26	$10.24	to	$10.73	$273	1.47%	0.80%	to	1.50%	8.70%	to	9.49%
2011		28	$9.42	to	$9.80	$271	1.08%	0.80%	to	1.50%	-5.85%	to	-5.31%
Voya U.S. Stock Index Portfolio - Institutional Class
2015		842	$15.59	to	$22.84	$15,178	1.74%	0.00%	to	1.40%	-0.26%	to	1.11%
2014		1,006	$15.49	to	$22.59	$19,708	2.04%	0.00%	to	1.40%	11.78%	to	13.35%
2013		802	$13.72	to	$19.93	$14,396	2.25%	0.00%	to	1.40%	30.43%	to	32.34%
2012		534	$10.44	to	$15.09	$7,900	1.98%	0.00%	to	1.25%	14.36%	to	15.81%
2011		532	$11.84	to	$13.03	$6,870	2.11%	0.00%	to	1.25%	0.50%	to	1.80%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2015		4		$10.05		$38	-		0.35%			-3.18%
2014		4		$10.38		$43	1.85%		0.35%			1.76%
2013		6		$10.20		$65	-		0.35%			-9.41%
2012		9		$11.26		$97	-		0.35%			5.73%
2011	11/10/2011	7		$10.65		$74	(a)		0.35%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Global Real Estate Portfolio - Adviser Class
2015		1		$12.61		$7	-		0.35%			-2.32%
2014		1		$12.91		$7	-		0.35%			12.95%
2013		1		$11.43		$6	-		0.35%			2.97%
2012		1		$11.10		$7	-		0.35%			24.72%
2011	7/18/2011	-		$8.90		$2	(a)		0.35%			(a)
VY® Clarion Global Real Estate Portfolio - Institutional Class
2015		6,417	$13.11	to	$14.64	$88,362	3.31%	0.00%	to	1.50%	-2.89%	to	-1.41%
2014		6,586	$13.50	to	$14.85	$92,705	1.37%	0.00%	to	1.50%	12.41%	to	14.06%
2013		6,640	$12.01	to	$13.02	$82,599	6.06%	0.00%	to	1.50%	2.39%	to	3.99%
2012		6,449	$11.73	to	$12.52	$77,810	0.80%	0.00%	to	1.50%	24.21%	to	26.08%
2011		5,765	$9.44	to	$9.93	$55,561	3.83%	0.00%	to	1.50%	-6.63%	to	-5.16%
VY® Clarion Real Estate Portfolio - Adviser Class
2015		3		$15.02		$39	2.17%		0.35%			2.25%
2014		4		$14.69		$53	2.20%		0.35%			28.97%
2013		3		$11.39		$38	-		0.35%			1.33%
2012		4		$11.24		$41	-		0.35%			14.69%
2011	8/15/2011	2		$9.80		$18	(a)		0.35%			(a)
VY® Clarion Real Estate Portfolio - Institutional Class
2015		129	$15.95	to	$17.60	$2,262	1.54%	0.95%	to	1.95%	1.14%	to	2.21%
2014		140	$15.77	to	$17.22	$2,409	1.61%	0.95%	to	1.95%	27.80%	to	29.09%
2013		145	$12.34	to	$13.34	$1,928	1.65%	0.95%	to	1.95%	0.24%	to	1.29%
2012		175	$12.31	to	$13.17	$2,303	1.30%	0.95%	to	1.95%	13.56%	to	14.72%
2011		188	$10.84	to	$11.48	$2,157	2.40%	0.95%	to	1.95%	7.65%	to	8.71%
VY® Clarion Real Estate Portfolio - Service Class
2015		3,616	$15.07	to	$18.83	$62,453	1.32%	0.00%	to	1.50%	1.43%	to	2.95%
2014		3,889	$14.77	to	$18.29	$65,786	1.31%	0.00%	to	1.50%	27.97%	to	29.81%
2013		3,817	$11.47	to	$14.09	$50,213	1.43%	0.00%	to	1.50%	0.48%	to	2.13%
2012		4,181	$11.34	to	$13.80	$54,384	1.03%	0.00%	to	1.55%	13.69%	to	15.52%
2011		4,216	$9.91	to	$11.95	$48,009	1.33%	0.00%	to	1.55%	7.87%	to	9.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
2015		2,139	$14.73	to	$14.96	$31,516	0.40%	0.00%	to	0.45%	-1.87%	to	-1.38%
2014		2,466	$15.01	to	$15.17	$37,011	0.43%	0.00%	to	0.45%	5.78%	to	6.23%
2013		2,570	$14.19	to	$14.28	$36,469	0.74%	0.00%	to	0.45%	35.79%	to	36.39%
2012	9/4/2012	2,655	$10.45	to	$10.47	$27,744	(b)	0.00%	to	0.45%		(b)
2011		(b)	(b)			(b)	(b)		(b)			(b)
VY® FMR Diversified Mid Cap Portfolio - Service Class
2015		2,304	$14.42	to	$24.05	$50,269	0.17%	0.00%	to	1.50%	-3.12%	to	-1.64%
2014		2,450	$14.79	to	$24.45	$54,794	0.23%	0.00%	to	1.60%	4.34%	to	6.04%
2013		2,805	$14.08	to	$23.06	$59,652	0.47%	0.00%	to	1.60%	33.87%	to	36.01%
2012		3,077	$10.44	to	$16.96	$48,491	0.53%	0.00%	to	1.60%	12.81%	to	14.67%
2011		4,580	$9.19	to	$14.79	$64,098	0.20%	0.00%	to	1.60%	-12.28%	to	-10.93%
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
2015		2		$13.58		$29	-		0.35%			-2.16%
2014		3		$13.88		$40	-		0.35%			5.47%
2013		3		$13.16		$38	-		0.35%			35.39%
2012		1		$9.72		$8	-		0.35%			14.08%
2011	5/17/2011	1		$8.52		$12	(a)		0.35%			(a)
VY® Invesco Growth and Income Portfolio - Institutional Class
2015		1,486	$14.74	to	$14.96	$21,900	3.52%	0.00%	to	0.45%	-3.09%	to	-2.67%
2014		1,485	$15.21	to	$15.37	$22,583	1.17%	0.00%	to	0.45%	9.90%	to	10.34%
2013		886	$13.84	to	$13.93	$12,257	1.54%	0.00%	to	0.45%	33.59%	to	34.20%
2012	9/4/2012	634	$10.36	to	$10.38	$6,568	(b)	0.00%	to	0.45%		(b)
2011		(b)	(b)			(b)	(b)		(b)			(b)
VY® Invesco Growth and Income Portfolio - Service Class
2015		1,411	$13.84	to	$20.09	$25,661	3.25%	0.00%	to	1.50%	-4.41%	to	-2.90%
2014		1,427	$14.39	to	$20.69	$27,024	1.15%	0.00%	to	1.50%	8.48%	to	10.11%
2013		1,496	$13.18	to	$18.79	$25,945	1.37%	0.00%	to	1.50%	31.89%	to	33.98%
2012		1,367	$9.94	to	$14.04	$17,841	2.25%	0.00%	to	1.50%	12.91%	to	14.61%
2011		1,721	$8.75	to	$12.25	$19,901	1.21%	0.00%	to	1.50%	-3.65%	to	-2.16%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2015		15		$14.96		$223	0.74%		0.35%			-16.33%
2014		18		$17.88		$321	0.68%		0.35%			0.17%
2013		15		$17.85		$265	0.70%		0.35%			-6.40%
2012		16		$19.07		$307	-		0.35%			18.30%
2011		18		$16.12		$286	0.87%		0.35%			-18.83%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2015		1,101	$15.48	to	$15.65	$17,138	1.54%	0.85%	to	1.20%	-16.55%	to	-16.31%
2014		1,208	$18.55	to	$18.70	$22,492	1.22%	0.95%	to	1.20%	-0.11%	to	0.16%
2013		1,302	$18.57	to	$18.67	$24,242	1.13%	0.95%	to	1.20%	-6.54%	to	-6.37%
2012		1,631	$19.87	to	$19.94	$32,471	-	0.95%	to	1.10%	17.99%	to	18.20%
2011		1,715	$16.84	to	$16.87	$28,902	1.10%	0.95%	to	1.00%	-18.84%	to	-18.82%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2015		883	$7.41	to	$19.94	$15,507	1.24%	0.00%	to	1.55%	-17.04%	to	-15.78%
2014		953	$8.88	to	$23.68	$20,091	0.94%	0.00%	to	1.55%	-0.58%	to	0.97%
2013		973	$8.88	to	$23.46	$20,444	0.87%	0.00%	to	1.50%	-7.12%	to	-5.78%
2012		1,166	$9.51	to	$24.70	$26,309	-	0.00%	to	1.50%	17.35%	to	19.08%
2011		1,268	$8.05	to	$20.76	$23,894	0.83%	0.00%	to	1.50%	-19.51%	to	-18.26%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2015		3		$15.20		$41	-		0.35%			-4.34%
2014		1		$15.89		$24	-		0.35%			7.51%
2013		1		$14.78		$22	-		0.35%			38.13%
2012		1		$10.70		$16	-		0.35%			17.84%
2011	08/08/2011	1		$9.08		$9	(a)		0.35%			(a)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2015		1,960	$15.26	to	$15.50	$29,923	0.48%	0.00%	to	0.45%	-3.90%	to	-3.43%
2014		1,682	$15.88	to	$16.05	$26,704	0.56%	0.00%	to	0.45%	8.10%	to	8.59%
2013		1,325	$14.69	to	$14.78	$19,469	0.95%	0.00%	to	0.45%	38.72%	to	39.43%
2012	09/04/2012	851	$10.59	to	$10.60	$9,013	(b)	0.00%	to	0.45%		(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2015		1,002	$16.90	to	$25.07	$22,617	0.21%	0.00%	to	1.65%	-5.27%	to	-3.69%
2014		931	$17.70	to	$26.03	$22,043	0.36%	0.00%	to	1.65%	6.60%	to	8.37%
2013		816	$16.48	to	$24.02	$17,992	0.83%	0.00%	to	1.65%	36.86%	to	39.00%
2012		524	$11.97	to	$17.29	$8,402	0.25%	0.00%	to	1.50%	16.92%	to	18.67%
2011		631	$10.18	to	$14.57	$8,714	0.37%	0.00%	to	1.50%	-2.80%	to	-1.29%
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2015		2		$14.55		$33	3.17%		0.35%			5.51%
2014		2		$13.79		$30	2.99%		0.35%			3.53%
2013		3		$13.32		$37	2.94%		0.35%			18.61%
2012		3		$11.23		$31	4.35%		0.35%			14.94%
2011	08/08/2011	1		$9.77		$15	(a)		0.35%			(a)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2015		28		$15.49		$429	0.96%		0.35%			4.45%
2014		27		$14.83		$403	1.07%		0.35%			11.42%
2013		26		$13.31		$346	1.11%		0.35%			21.33%
2012		18		$10.97		$195	1.76%		0.35%			13.68%
2011	05/17/2011	15		$9.65		$146	(a)		0.35%			(a)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2015		14,896	$14.88	to	$15.11	$221,682	1.62%	0.00%	to	0.45%	5.01%	to	5.52%
2014		13,509	$14.17	to	$14.32	$191,423	1.63%	0.00%	to	0.45%	11.93%	to	12.40%
2013		12,616	$12.66	to	$12.74	$159,719	1.46%	0.00%	to	0.45%	21.97%	to	22.50%
2012	09/04/2012	10,830	$10.38	to	$10.40	$112,414	(b)	0.00%	to	0.45%		(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2015		28,031	$17.30	to	$24.69	$625,604	1.33%	0.00%	to	1.65%	3.62%	to	5.24%
2014		26,384	$16.59	to	$23.46	$564,335	1.35%	0.00%	to	1.55%	10.39%	to	12.16%
2013		25,445	$14.93	to	$20.92	$489,494	1.16%	0.00%	to	1.55%	20.31%	to	22.22%
2012		23,795	$12.33	to	$17.12	$377,748	1.56%	0.00%	to	1.55%	12.76%	to	14.52%
2011		28,088	$10.86	to	$14.95	$396,097	1.97%	0.00%	to	1.55%	1.28%	to	2.89%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2015		77		$16.30		$1,257	1.72%		0.35%			-7.60%
2014		87		$17.64		$1,535	1.62%		0.35%			6.78%
2013		109		$16.52		$1,793	1.34%		0.35%			28.86%
2012		128		$12.82		$1,638	1.75%		0.35%			16.23%
2011		131		$11.03		$1,447	1.86%		0.35%			-1.52%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2015		4,373	$12.71	to	$26.64	$93,280	1.97%	0.00%	to	1.65%	-8.45%	to	-6.88%
2014		5,230	$13.77	to	$28.61	$121,652	1.87%	0.00%	to	1.65%	5.70%	to	7.46%
2013		5,436	$12.93	to	$26.63	$122,461	1.61%	0.00%	to	1.65%	27.59%	to	30.09%
2012		5,641	$10.06	to	$20.53	$104,568	1.97%	0.00%	to	1.65%	15.46%	to	17.25%
2011		6,232	$8.66	to	$17.51	$100,170	1.97%	0.00%	to	1.50%	-2.41%	to	-0.89%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2015		9		$9.87		$91	0.96%		0.35%			-1.69%
2014		12		$10.04		$117	0.84%		0.35%			-1.76%
2013		12		$10.22		$120	0.90%		0.35%			13.56%
2012		11		$9.00		$102	-		0.35%			17.96%
2011		11		$7.63		$83	3.66%		0.35%			-13.00%
VY® T. Rowe Price International Stock Portfolio - Service Class
2015		476	$8.48	to	$17.28	$7,397	0.97%	0.00%	to	1.50%	-2.39%	to	-0.92%
2014		484	$8.63	to	$17.44	$7,682	1.18%	0.00%	to	1.50%	-2.58%	to	-1.08%
2013		487	$8.81	to	$17.64	$7,898	1.06%	0.00%	to	1.50%	12.58%	to	14.39%
2012		527	$7.78	to	$15.43	$7,554	0.28%	0.00%	to	1.50%	17.02%	to	18.78%
2011		564	$6.61	to	$12.99	$6,872	3.63%	0.00%	to	1.50%	-13.67%	to	-12.35%
VY® Templeton Global Growth Portfolio - Institutional Class
2015		41	$8.56	to	$19.17	$732	2.99%	0.55%	to	1.45%	-8.63%	to	-7.79%
2014		41	$9.36	to	$20.79	$806	1.36%	0.55%	to	1.45%	-3.95%	to	-3.12%
2013		39	$20.02	to	$21.46	$813	1.57%	0.55%	to	1.45%	29.08%	to	30.21%
2012		52	$15.51	to	$16.42	$841	1.94%	0.60%	to	1.45%	20.23%	to	21.27%
2011		53	$12.90	to	$13.54	$709	1.80%	0.60%	to	1.45%	-6.86%	to	-6.04%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Global Growth Portfolio - Service Class
2015		430	$11.38	to	$12.94	$5,153	2.74%	0.00%	to	1.50%	-8.95%	to	-7.55%
2014		503	$11.66	to	$14.03	$6,583	1.31%	0.00%	to	1.50%	-4.27%	to	-2.76%
2013		511	$12.10	to	$14.47	$6,959	1.65%	0.00%	to	1.50%	28.73%	to	30.65%
2012		458	$9.34	to	$11.11	$4,823	1.78%	0.00%	to	1.50%	19.93%	to	21.73%
2011		438	$7.74	to	$9.14	$3,825	1.81%	0.00%	to	1.50%	-7.10%	to	-5.69%
Voya Money Market Portfolio - Class I
2015		15,697	$9.57	to	$56.19	$226,716	0.00%	0.00%	to	1.80%	-1.75%	to	0.09%
2014		16,143	$9.74	to	$56.50	$236,364	-	0.00%	to	1.80%	-1.51%	to	0.10%
2013		18,772	$9.87	to	$56.80	$281,491	-	0.00%	to	1.85%	-1.79%	to	0.00%
2012		19,232	$10.05	to	$57.08	$295,287	0.03%	0.00%	to	1.85%	-1.53%	to	0.07%
2011		21,788	$10.14	to	$57.32	$341,904	0.00%	0.00%	to	1.60%	-1.51%	to	0.06%
Voya Global Real Estate Fund - Class A
2015		8	$20.12	to	$21.50	$165	1.90%	0.35%	to	1.35%	-3.22%	to	-2.27%
2014		7	$20.79	to	$22.00	$151	2.10%	0.35%	to	1.35%	12.18%	to	13.01%
2013		7	$18.51	to	$19.30	$135	2.64%	0.50%	to	1.40%	2.21%	to	3.10%
2012		5	$18.11	to	$18.72	$92	5.16%	0.50%	to	1.40%	24.30%	to	24.63%
2011		4	$14.90	to	$15.02	$63	3.60%	0.50%	to	0.80%		-6.35%
Voya Multi-Manager International Small Cap Fund - Class A
2015		15	$19.80	to	$22.98	$318	0.62%	0.00%	to	1.25%	6.62%	to	7.99%
2014		16	$18.57	to	$21.28	$328	0.48%	0.00%	to	1.25%	-7.06%	to	-6.13%
2013		23	$20.33	to	$22.67	$500	1.53%	0.00%	to	1.10%	27.14%	to	28.51%
2012		25	$15.64	to	$17.64	$418	0.90%	0.00%	to	1.35%	18.57%	to	20.16%
2011		79	$13.14	to	$14.68	$1,134	1.38%	0.00%	to	1.40%	-18.79%	to	-17.62%
Voya Global Bond Portfolio - Adviser Class
2015		20		$13.48		$269	0.00%		0.35%			-5.14%
2014		19		$14.21		$272	0.34%		0.35%			-0.42%
2013		23		$14.27		$323	1.69%		0.35%			-4.87%
2012		26		$15.00		$388	5.74%		0.35%			6.99%
2011		29		$14.02		$413	7.47%		0.35%			2.94%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Initial Class
2015		5,898	$11.64	to	$14.84	$78,391	-	0.00%	to	1.95%	-6.18%	to	-4.31%
2014		6,870	$12.27	to	$15.51	$96,508	0.83%	0.00%	to	1.95%	-1.54%	to	1.34%
2013		8,054	$12.33	to	$15.45	$113,498	2.06%	0.00%	to	1.95%	-6.10%	to	-2.83%
2012		10,197	$12.96	to	$16.05	$151,398	6.15%	0.00%	to	1.95%	5.04%	to	7.95%
2011		11,179	$12.12	to	$14.91	$155,537	7.58%	0.00%	to	1.95%	1.72%	to	3.76%
Voya Global Bond Portfolio - Service Class
2015		70	$11.08	to	$12.56	$840	-	0.00%	to	1.50%	-6.00%	to	-4.56%
2014		74	$11.82	to	$13.16	$932	0.53%	0.00%	to	1.50%	-1.29%	to	0.23%
2013		76	$11.97	to	$13.18	$955	1.68%	0.00%	to	1.50%	-5.72%	to	-4.30%
2012		98	$12.68	to	$13.98	$1,301	5.93%	0.00%	to	1.50%	6.07%	to	7.38%
2011		72	$11.94	to	$13.18	$891	10.87%	0.25%	to	1.50%	1.93%	to	3.12%
Voya Index Solution 2025 Portfolio - Initial Class
2015		335	$14.37	to	$18.92	$5,964	2.39%	0.10%	to	1.40%	-2.65%	to	-1.36%
2014		143	$14.73	to	$19.18	$2,587	1.78%	0.10%	to	1.40%	4.51%	to	5.63%
2013		73	$14.08	to	$17.87	$1,238	1.63%	0.30%	to	1.40%	15.72%	to	16.27%
2012		32	$12.14	to	$15.12	$476	2.17%	0.95%	to	1.40%	11.73%	to	12.17%
2011	7/21/2011	6	$10.86	to	$13.48	$78	(a)	0.95%	to	1.40%		(a)
Voya Index Solution 2025 Portfolio - Service Class
2015		125	$15.15	to	$18.01	$2,199	2.08%	0.00%	to	1.10%	-2.55%	to	-1.50%
2014		134	$15.38	to	$18.41	$2,410	1.42%	0.00%	to	1.20%	4.42%	to	5.63%
2013		64	$14.56	to	$17.47	$1,101	1.68%	0.00%	to	1.20%	16.16%	to	17.04%
2012		6	$12.44	to	$15.04	$87	1.47%	0.00%	to	0.75%	12.24%	to	13.09%
2011		4	$11.00	to	$13.40	$49	5.19%	0.00%	to	0.75%	-2.26%	to	-1.52%
Voya Index Solution 2025 Portfolio - Service 2 Class
2015		246	$14.25	to	$15.61	$3,706	1.37%	0.00%	to	1.55%	-3.13%	to	-1.64%
2014		282	$14.71	to	$15.87	$4,350	1.72%	0.00%	to	1.55%	3.88%	to	5.52%
2013		257	$14.16	to	$15.04	$3,767	1.58%	0.00%	to	1.55%	15.12%	to	16.86%
2012		204	$12.30	to	$12.87	$2,563	1.36%	0.00%	to	1.55%	11.11%	to	12.59%
2011		178	$11.07	to	$11.36	$2,003	1.87%	0.20%	to	1.55%	-3.23%	to	-1.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2035 Portfolio - Initial Class
2015		374	$15.21	to	$20.44	$7,118	2.31%	0.00%	to	1.40%	-2.83%	to	-1.45%
2014		120	$16.32	to	$20.74	$2,313	1.55%	0.00%	to	1.40%	4.68%	to	6.14%
2013		72	$15.42	to	$19.54	$1,305	1.19%	0.00%	to	1.40%	20.64%	to	21.17%
2012		24	$15.41	to	$15.59	$372	1.45%	0.95%	to	1.40%	13.90%	to	14.38%
2011	07/05/2011	3	$13.53	to	$13.63	$42	(a)	0.95%	to	1.40%		(a)
Voya Index Solution 2035 Portfolio - Service Class
2015		181	$16.07	to	$19.37	$3,385	1.87%	0.00%	to	1.10%	-2.73%	to	-1.59%
2014		88	$16.33	to	$19.82	$1,641	1.12%	0.00%	to	1.20%	4.66%	to	5.90%
2013		30	$15.42	to	$18.77	$504	1.19%	0.00%	to	1.20%	20.99%	to	21.99%
2012		13	$12.64	to	$15.50	$169	0.80%	0.00%	to	0.80%	14.22%	to	15.12%
2011		7	$10.98	to	$13.57	$80	1.96%	0.00%	to	0.75%	-3.96%	to	-3.26%
Voya Index Solution 2035 Portfolio - Service 2 Class
2015		146	$15.14	to	$16.59	$2,330	1.24%	0.00%	to	1.55%	-3.26%	to	-1.78%
2014		183	$15.65	to	$16.89	$3,006	1.54%	0.00%	to	1.55%	4.13%	to	5.83%
2013		165	$15.03	to	$15.96	$2,576	1.23%	0.00%	to	1.55%	19.86%	to	21.74%
2012		141	$12.54	to	$13.11	$1,815	1.13%	0.00%	to	1.55%	13.28%	to	14.94%
2011		139	$11.07	to	$11.38	$1,557	1.59%	0.10%	to	1.55%	-4.90%	to	-3.48%
Voya Index Solution 2045 Portfolio - Initial Class
2015		328	$16.05	to	$21.39	$6,581	1.92%	0.00%	to	1.40%	-2.99%	to	-1.61%
2014		86	$16.83	to	$21.74	$1,768	0.93%	0.00%	to	1.40%	4.83%	to	6.36%
2013		20	$15.87	to	$20.44	$380	1.40%	0.00%	to	1.40%	22.64%	to	23.12%
2012		3	$15.86	to	$16.05	$48	-	0.95%	to	1.40%	14.51%	to	15.14%
2011	09/19/2011	1	$13.85	to	$13.94	$17	(a)	0.95%	to	1.40%		(a)
Voya Index Solution 2045 Portfolio - Service Class
2015		63	$15.45	to	$20.25	$1,240	1.38%	0.00%	to	1.25%	-3.07%	to	-1.84%
2014		40	$15.94	to	$20.77	$785	1.57%	0.00%	to	1.25%	4.76%	to	6.03%
2013		20	$15.93	to	$19.65	$365	1.00%	0.00%	to	1.20%	23.10%	to	24.07%
2012		2	$12.84	to	$15.95	$34	-	0.00%	to	0.80%	14.94%	to	15.88%
2011		2	$11.08	to	$13.87	$19	-	0.00%	to	0.80%	-4.80%	to	-4.15%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2045 Portfolio - Service 2 Class
2015		122	$15.61	to	$17.10	$2,021	0.94%	0.00%	to	1.55%	-3.46%	to	-2.01%
2014		132	$16.17	to	$17.45	$2,238	1.18%	0.00%	to	1.55%	4.32%	to	5.95%
2013		114	$15.50	to	$16.47	$1,821	1.02%	0.00%	to	1.55%	21.95%	to	23.83%
2012		101	$12.71	to	$13.30	$1,308	1.08%	0.00%	to	1.55%	13.89%	to	15.61%
2011		81	$11.16	to	$11.47	$923	1.19%	0.10%	to	1.55%	-5.82%	to	-4.42%
Voya Index Solution 2055 Portfolio - Initial Class
2015		91	$15.61	to	$16.80	$1,459	1.27%	0.10%	to	1.40%	-2.98%	to	-1.75%
2014		26	$16.09	to	$17.10	$424	1.04%	0.10%	to	1.40%	5.09%	to	6.49%
2013		10	$15.31	to	$16.02	$153	1.16%	0.15%	to	1.40%	22.72%	to	23.10%
2012		2	$12.50	to	$12.64	$20	-	0.95%	to	1.35%		15.12%
2011	11/15/2011	-		$10.98		-	(a)		0.95%			(a)
Voya Index Solution 2055 Portfolio - Service Class
2015		46	$15.30	to	$16.65	$734	1.19%	0.00%	to	1.50%	-3.41%	to	-1.94%
2014		27	$15.84	to	$16.98	$446	1.73%	0.00%	to	1.50%	4.76%	to	6.32%
2013		16	$15.12	to	$15.97	$246	0.45%	0.00%	to	1.50%	22.59%	to	24.18%
2012		16	$12.44	to	$12.86	$202	-	0.00%	to	1.25%	14.44%	to	15.86%
2011		6	$10.87	to	$11.10	$64	-	0.00%	to	1.25%	-5.04%	to	-4.15%
Voya Index Solution 2055 Portfolio - Service 2 Class
2015		33	$15.13	to	$16.52	$532	0.67%	0.00%	to	1.55%	-3.41%	to	-2.02%
2014		22	$15.84	to	$16.86	$368	1.03%	0.00%	to	1.35%	4.75%	to	6.10%
2013		14	$15.01	to	$15.89	$217	0.65%	0.00%	to	1.55%	22.03%	to	23.95%
2012		7	$12.30	to	$12.82	$92	-	0.00%	to	1.55%	14.35%	to	14.89%
2011		5	$10.87	to	$10.97	$53	-	0.60%	to	1.15%		-5.21%
Voya Index Solution Income Portfolio - Initial Class
2015		213	$12.57	to	$15.81	$3,153	1.16%	0.10%	to	1.40%	-2.26%	to	-1.00%
2014		31	$13.41	to	$15.97	$468	4.18%	0.10%	to	1.25%	4.91%	to	5.92%
2013	10/9/2013	1	$12.66	to	$14.45	$10	(c)	0.30%	to	1.25%		(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution Income Portfolio - Service Class
2015		90	$13.28	to	$15.06	$1,296	0.33%	0.00%	to	1.10%	-2.20%	to	-1.12%
2014		72	$13.43	to	$15.33	$1,094	2.28%	0.00%	to	1.05%	5.04%	to	5.91%
2013		58	$12.68	to	$14.49	$833	3.56%	0.00%	to	0.80%	6.94%	to	7.73%
2012		84	$11.77	to	$13.55	$1,133	2.02%	0.00%	to	0.80%	7.63%	to	8.58%
2011	2/9/2011	51	$10.84	to	$12.59	$645	(a)	0.00%	to	0.80%		(a)
Voya Index Solution Income Portfolio - Service 2 Class
2015		100	$12.34	to	$13.53	$1,292	0.51%	0.00%	to	1.55%	-2.83%	to	-1.24%
2014		22	$12.70	to	$13.70	$288	2.19%	0.00%	to	1.55%	4.18%	to	5.79%
2013		21	$12.19	to	$12.95	$259	2.89%	0.00%	to	1.55%	6.00%	to	7.08%
2012		19	$11.50	to	$11.86	$226	2.91%	0.50%	to	1.55%	6.68%	to	7.76%
2011		17	$10.78	to	$10.97	$186	2.89%	0.60%	to	1.55%	0.94%	to	1.86%
Voya Solution 2025 Portfolio - Adviser Class
2015		30	$14.55	to	$14.94	$440	3.00%	0.35%	to	0.70%	-0.99%	to	-0.61%
2014		34	$14.64	to	$15.09	$492	1.80%	0.35%	to	0.70%		4.87%
2013		36		$13.96		$508	1.93%		0.35%			15.66%
2012		35		$12.07		$427	2.46%		0.35%			12.80%
2011		36		$10.70		$387	1.90%		0.35%			-3.69%
Voya Solution 2025 Portfolio - Initial Class
2015		206	$10.22	to	$12.81	$2,461	4.21%	0.00%	to	1.20%	-0.97%	to	0.16%
2014		120	$10.32	to	$12.79	$1,478	4.94%	0.00%	to	1.20%	5.33%	to	5.79%
2013		66	$12.01	to	$12.09	$788	2.60%	0.00%	to	0.45%	16.04%	to	16.59%
2012	09/04/2012	50	$10.35	to	$10.37	$521	(b)	0.00%	to	0.45%		(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution 2025 Portfolio - Service Class
2015		8,790	$11.69	to	$16.55	$131,712	3.25%	0.00%	to	1.50%	-1.54%	to	-0.06%
2014		9,368	$11.80	to	$16.56	$142,609	2.03%	0.00%	to	1.50%	3.99%	to	5.61%
2013		9,043	$11.28	to	$15.69	$131,426	2.28%	0.00%	to	1.50%	14.56%	to	16.39%
2012		8,785	$9.79	to	$13.48	$110,500	2.73%	0.00%	to	1.50%	11.77%	to	13.49%
2011		8,260	$8.71	to	$11.89	$92,206	2.18%	0.00%	to	1.50%	-4.53%	to	-3.03%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Service 2 Class
2015		850	$14.53	to	$15.92	$13,036	2.94%	0.00%	to	1.55%	-1.76%	to	-0.25%
2014		982	$14.79	to	$15.96	$15,200	1.82%	0.00%	to	1.55%	3.79%	to	5.42%
2013		1,019	$14.25	to	$15.14	$15,044	2.10%	0.00%	to	1.55%	14.27%	to	16.10%
2012		1,219	$12.47	to	$13.04	$15,599	2.31%	0.00%	to	1.55%	11.61%	to	13.29%
2011		1,727	$11.17	to	$11.51	$19,675	2.22%	0.00%	to	1.55%	-4.77%	to	-3.20%
Voya Solution 2035 Portfolio - Adviser Class
2015		12		$15.00		$175	2.79%		0.35%			-1.12%
2014		12		$15.17		$183	1.51%		0.35%			4.98%
2013		15		$14.45		$215	1.25%		0.35%			19.72%
2012		22		$12.07		$266	1.99%		0.35%			14.41%
2011		32		$10.55		$338	1.12%		0.35%			-5.21%
Voya Solution 2035 Portfolio - Initial Class
2015		303	$10.24	to	$13.30	$3,633	3.54%	0.00%	to	1.20%	-1.44%	to	-0.30%
2014		217	$10.39	to	$13.34	$2,695	2.23%	0.00%	to	1.20%	5.43%	to	5.96%
2013		142	$12.52	to	$12.59	$1,783	2.08%	0.00%	to	0.45%	20.15%	to	20.71%
2012	9/4/2012	125	$10.42	to	$10.43	$1,299	(b)	0.00%	to	0.45%		(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution 2035 Portfolio - Service Class
2015		8,227	$11.75	to	$17.26	$128,935	3.31%	0.00%	to	1.50%	-1.93%	to	-0.46%
2014		8,558	$11.92	to	$17.35	$136,761	2.01%	0.00%	to	1.50%	4.09%	to	5.73%
2013		8,079	$11.38	to	$16.41	$123,072	1.90%	0.00%	to	1.50%	18.60%	to	20.66%
2012		7,612	$9.54	to	$13.64	$96,949	2.16%	0.00%	to	1.50%	13.34%	to	15.11%
2011		6,862	$8.36	to	$11.85	$76,467	1.61%	0.00%	to	1.50%	-6.05%	to	-4.55%
Voya Solution 2035 Portfolio - Service 2 Class
2015		782	$15.22	to	$16.68	$12,529	2.92%	0.00%	to	1.55%	-2.19%	to	-0.66%
2014		840	$15.56	to	$16.79	$13,637	1.95%	0.00%	to	1.55%	3.87%	to	5.53%
2013		889	$14.98	to	$15.91	$13,788	1.62%	0.00%	to	1.55%	18.33%	to	20.17%
2012		1,165	$12.66	to	$13.24	$15,155	1.94%	0.00%	to	1.55%	13.24%	to	14.93%
2011		1,444	$11.18	to	$11.52	$16,464	1.68%	0.00%	to	1.55%	-6.29%	to	-4.79%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Adviser Class
2015		2	$15.08	to	$15.13	$31	2.76%	0.35%	to	1.25%	-2.33%	to	-1.50%
2014		7	$15.36	to	$15.44	$114	1.80%	0.35%	to	1.25%		5.49%
2013		7		$14.56		$108	1.78%		0.35%			22.66%
2012		10		$11.87		$117	1.72%		0.35%			14.80%
2011		11		$10.34		$115	1.03%		0.35%			-5.74%
Voya Solution 2045 Portfolio - Initial Class
2015		158	$10.27	to	$13.68	$2,014	2.94%	0.00%	to	1.20%	-1.72%	to	-0.58%
2014		114	$10.45	to	$13.76	$1,526	1.83%	0.00%	to	1.20%	5.83%	to	6.34%
2013		102	$12.86	to	$12.94	$1,313	1.98%	0.00%	to	0.45%		23.18%
2012	9/4/2012	77		$10.44		$803	(b)		0.45%			(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution 2045 Portfolio - Service Class
2015		5,865	$11.64	to	$17.68	$94,100	3.16%	0.00%	to	1.50%	-2.46%	to	-0.95%
2014		5,982	$11.86	to	$17.85	$98,309	1.68%	0.00%	to	1.50%	4.51%	to	6.12%
2013		5,814	$11.28	to	$16.82	$90,698	1.67%	0.00%	to	1.50%	21.56%	to	23.77%
2012		5,506	$9.22	to	$13.63	$70,077	1.84%	0.00%	to	1.50%	13.76%	to	15.51%
2011		4,993	$8.06	to	$11.80	$55,372	1.22%	0.00%	to	1.50%	-6.56%	to	-5.12%
Voya Solution 2045 Portfolio - Service 2 Class
2015		447	$15.71	to	$17.22	$7,401	2.88%	0.00%	to	1.55%	-2.60%	to	-1.03%
2014		473	$16.13	to	$17.40	$7,963	1.56%	0.00%	to	1.55%	4.27%	to	5.84%
2013		512	$15.47	to	$16.44	$8,217	1.31%	0.00%	to	1.55%	21.33%	to	23.24%
2012		881	$12.75	to	$13.34	$11,546	1.54%	0.00%	to	1.55%	13.64%	to	15.40%
2011		1,168	$11.22	to	$11.56	$13,383	1.25%	0.00%	to	1.55%	-6.89%	to	-5.40%
Voya Solution 2055 Portfolio - Initial Class
2015		97	$10.29	to	$16.79	$1,180	2.35%	0.00%	to	1.20%	-1.81%	to	-0.65%
2014		57	$10.48	to	$16.90	$777	1.07%	0.00%	to	1.20%		6.09%
2013		10		$15.60		$155	1.43%		0.45%			23.32%
2012	9/14/2012	10		$12.65		$124	(b)		0.45%			(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2055 Portfolio - Service Class
2015		896	$14.77	to	$16.57	$14,170	2.63%	0.00%	to	1.50%	-2.31%	to	-0.84%
2014		672	$15.03	to	$16.71	$10,817	1.38%	0.00%	to	1.50%	4.63%	to	6.23%
2013		489	$14.28	to	$15.73	$7,472	1.20%	0.00%	to	1.50%	21.65%	to	23.57%
2012		272	$11.67	to	$12.73	$3,384	1.04%	0.00%	to	1.50%	13.86%	to	15.52%
2011		130	$10.20	to	$11.02	$1,414	0.37%	0.05%	to	1.50%	-6.52%	to	-5.16%
Voya Solution 2055 Portfolio - Service 2 Class
2015		74	$15.18	to	$16.43	$1,174	2.33%	0.00%	to	1.40%	-2.38%	to	-1.02%
2014		55	$15.55	to	$16.60	$887	1.53%	0.00%	to	1.40%	4.64%	to	6.14%
2013		45	$14.86	to	$15.64	$683	1.07%	0.00%	to	1.40%	21.60%	to	23.34%
2012		35	$12.22	to	$12.68	$438	0.86%	0.00%	to	1.40%	13.77%	to	15.27%
2011		24	$10.74	to	$11.00	$259	0.46%	0.00%	to	1.45%	-6.43%	to	-5.25%
Voya Solution Balanced Portfolio - Service Class
2015		381	$11.83	to	$13.01	$4,678	2.95%	0.25%	to	1.50%	-1.91%	to	-0.69%
2014		343	$12.06	to	$13.10	$4,280	1.93%	0.25%	to	1.50%	4.78%	to	6.07%
2013		295	$11.51	to	$12.35	$3,502	2.15%	0.25%	to	1.50%	13.92%	to	15.36%
2012		219	$10.10	to	$10.71	$2,273	1.63%	0.25%	to	1.50%	11.97%	to	13.45%
2011		193	$9.02	to	$9.44	$1,775	0.33%	0.25%	to	1.50%	-3.94%	to	-2.68%
Voya Solution Income Portfolio - Adviser Class
2015		67		$14.43		$967	0.85%		0.35%			-0.62%
2014		14		$14.52		$206	2.34%		0.35%			5.14%
2013		16		$13.81		$221	3.35%		0.35%			6.31%
2012		20		$12.99		$257	3.93%		0.35%			9.16%
2011		25		$11.90		$303	2.00%		0.35%			-0.17%
Voya Solution Income Portfolio - Initial Class
2015		568	$10.15	to	$11.65	$6,503	2.31%	0.00%	to	1.20%	-0.98%	to	0.17%
2014		287	$10.25	to	$11.63	$3,290	3.08%	0.00%	to	1.20%	5.50%	to	6.02%
2013		234	$10.90	to	$10.97	$2,555	3.45%	0.00%	to	0.45%	6.86%	to	7.34%
2012	9/4/2012	193	$10.20	to	$10.22	$1,968	(b)	0.00%	to	0.45%		(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Service Class
2015		5,025	$12.47	to	$15.68	$71,177	1.12%	0.00%	to	1.50%	-1.40%	to	0.13%
2014		1,248	$12.57	to	$15.66	$17,739	2.64%	0.00%	to	1.50%	4.23%	to	5.81%
2013		1,106	$11.99	to	$14.81	$15,119	3.65%	0.00%	to	1.50%	5.35%	to	7.01%
2012		1,014	$11.31	to	$13.84	$13,244	5.01%	0.00%	to	1.50%	8.15%	to	9.75%
2011		1,144	$10.40	to	$12.61	$13,757	3.92%	0.00%	to	1.50%	-1.13%	to	0.42%
Voya Solution Income Portfolio - Service 2 Class
2015		525	$12.51	to	$13.71	$6,948	0.69%	0.00%	to	1.55%	-1.56%	to	-0.15%
2014		91	$12.82	to	$13.73	$1,210	2.23%	0.00%	to	1.40%	4.14%	to	5.62%
2013		110	$12.31	to	$13.00	$1,395	3.75%	0.00%	to	1.40%	5.38%	to	6.82%
2012		173	$11.68	to	$12.17	$2,070	4.41%	0.00%	to	1.40%	8.05%	to	9.64%
2011		241	$10.80	to	$11.10	$2,646	3.22%	0.00%	to	1.45%	-1.10%	to	0.27%
Voya Solution Moderately Conservative Portfolio - Service Class
2015		480	$11.77	to	$12.95	$5,865	2.60%	0.25%	to	1.50%	-1.83%	to	-0.61%
2014		493	$11.99	to	$13.03	$6,119	2.21%	0.25%	to	1.50%	3.99%	to	5.34%
2013		412	$11.53	to	$12.37	$4,900	2.79%	0.25%	to	1.50%	7.96%	to	9.28%
2012		326	$10.68	to	$11.32	$3,570	1.85%	0.25%	to	1.50%	10.33%	to	11.64%
2011		305	$9.68	to	$10.14	$3,018	0.54%	0.25%	to	1.50%	-2.22%	to	-0.88%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2015		4		$21.48		$78	1.73%		0.35%			-2.32%
2014		7		$21.99		$153	1.37%		0.35%			11.74%
2013		7		$19.68		$140	0.77%		0.35%			30.68%
2012		8		$15.06		$119	0.87%		0.35%			15.67%
2011		8		$13.02		$110	1.08%		0.35%			-3.77%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2015		1,077	$14.42	to	$19.15	$20,011	1.79%	0.00%	to	1.40%	-2.90%	to	-1.54%
2014		1,017	$14.77	to	$19.45	$19,231	1.62%	0.00%	to	1.40%	11.19%	to	12.75%
2013		1,158	$13.22	to	$17.25	$19,547	1.41%	0.00%	to	1.40%	29.96%	to	31.78%
2012		774	$12.65	to	$13.09	$10,028	0.02%	0.00%	to	1.40%	14.90%	to	15.43%
2011	09/19/2011	-	$11.01	to	$11.08	$5	(a)	0.95%	to	1.40%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2015		1,925	$17.84	to	$32.22	$50,668	1.50%	0.00%	to	1.55%	-3.21%	to	-1.71%
2014		2,229	$18.32	to	$32.79	$60,125	1.27%	0.00%	to	1.50%	10.79%	to	12.81%
2013		2,324	$16.43	to	$29.16	$57,450	1.13%	0.00%	to	1.50%	29.40%	to	31.40%
2012		2,169	$13.08	to	$22.20	$43,640	1.22%	0.00%	to	1.50%	14.61%	to	16.40%
2011		2,497	$10.97	to	$19.08	$44,006	1.09%	0.00%	to	1.50%	-4.57%	to	-3.13%
VY® Baron Growth Portfolio - Adviser Class
2015		17		$19.99		$336	-		0.35%			-5.62%
2014		20		$21.18		$420	-		0.35%			3.67%
2013		28		$20.43		$571	0.60%		0.35%			38.04%
2012		96		$14.80		$1,419	-		0.35%			18.97%
2011		99		$12.44		$1,233	-		0.35%			1.55%
VY® Baron Growth Portfolio - Service Class
2015		5,347	$10.39	to	$33.21	$142,519	0.24%	0.00%	to	1.50%	-6.43%	to	-5.00%
2014		6,191	$11.08	to	$34.97	$175,509	0.07%	0.00%	to	1.55%	2.76%	to	4.35%
2013		6,705	$10.75	to	$33.72	$186,035	1.30%	0.00%	to	1.55%	36.74%	to	38.89%
2012		6,184	$11.46	to	$24.57	$129,571	-	0.00%	to	1.55%	17.77%	to	19.72%
2011		6,828	$9.66	to	$20.75	$121,607	-	0.00%	to	1.55%	0.69%	to	2.27%
VY® Columbia Contrarian Core Portfolio - Service Class
2015		519	$13.81	to	$34.06	$14,625	0.85%	0.00%	to	1.50%	1.44%	to	2.99%
2014		554	$13.53	to	$33.07	$15,271	0.77%	0.00%	to	1.50%	11.13%	to	12.88%
2013		598	$12.10	to	$29.32	$14,676	1.41%	0.00%	to	1.50%	32.75%	to	34.79%
2012		653	$9.06	to	$21.76	$12,097	0.30%	0.00%	to	1.50%	10.57%	to	12.31%
2011		730	$8.15	to	$19.38	$11,915	0.99%	0.00%	to	1.50%	-6.09%	to	-4.66%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2015		19		$14.69		$272	0.38%		0.35%			-3.55%
2014		17		$15.23		$254	0.38%		0.35%			3.75%
2013		18		$14.68		$270	0.73%		0.35%			39.15%
2012		26		$10.55		$279	0.39%		0.35%			13.56%
2011		25		$9.29		$234	0.77%		0.35%			-3.23%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Service Class
2015		384	$14.50	to	$16.58	$5,950	0.36%	0.00%	to	1.50%	-4.43%	to	-2.95%
2014		293	$15.08	to	$17.12	$4,730	0.18%	0.00%	to	1.50%	2.82%	to	4.33%
2013		337	$14.58	to	$16.45	$5,258	0.84%	0.00%	to	1.50%	37.89%	to	40.00%
2012		293	$10.51	to	$11.78	$3,292	0.25%	0.00%	to	1.50%	12.47%	to	14.14%
2011		312	$9.31	to	$10.34	$3,093	0.51%	0.00%	to	1.50%	-4.18%	to	-2.65%
VY® Fidelity® VIP Mid Cap Portfolio - Service Class
2015		222	$14.39	to	$18.97	$3,195	1.26%	0.00%	to	0.45%	-2.31%	to	-1.86%
2014		278	$14.73	to	$19.33	$4,092	4.64%	0.00%	to	0.45%	5.21%	to	5.69%
2013		333	$14.00	to	$18.29	$4,661	0.04%	0.00%	to	0.45%	34.74%	to	35.38%
2012		437	$10.39	to	$13.51	$4,543	-	0.00%	to	0.45%		14.30%
2011		692	$11.51	to	$11.82	$7,970	0.17%	0.00%	to	0.50%	-11.53%	to	-11.13%
VY® Invesco Comstock Portfolio - Adviser Class
2015		26		$16.78		$429	2.20%		0.35%			-6.52%
2014		27		$17.95		$482	1.94%		0.35%			8.46%
2013		27		$16.55		$444	0.51%		0.35%			34.33%
2012		27		$12.32		$334	0.95%		0.35%			17.89%
2011		28		$10.45		$297	1.32%		0.35%			-2.70%
VY® Invesco Comstock Portfolio - Service Class
2015		3,201	$13.53	to	$22.74	$62,485	2.26%	0.00%	to	1.95%	-7.77%	to	-5.98%
2014		3,702	$14.52	to	$24.48	$76,270	1.94%	0.00%	to	1.95%	6.98%	to	9.18%
2013		3,594	$13.42	to	$22.70	$69,828	0.81%	0.00%	to	1.95%	32.35%	to	35.10%
2012		3,281	$10.03	to	$17.01	$48,799	1.24%	0.00%	to	1.95%	16.31%	to	18.73%
2011		3,682	$8.53	to	$14.49	$46,669	1.37%	0.00%	to	1.95%	-3.92%	to	-2.12%
VY® Invesco Equity and Income Portfolio - Adviser Class
2015		89		$17.16		$1,534	1.81%		0.35%			-2.89%
2014		95		$17.67		$1,674	1.61%		0.35%			8.07%
2013		50		$16.35		$811	1.05%		0.35%			23.86%
2012		54		$13.20		$712	1.62%		0.35%			11.86%
2011		55		$11.80		$649	2.05%		0.35%			-1.91%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2015		18,498	$9.93	to	$20.55	$310,862	2.22%	0.00%	to	1.95%	-3.95%	to	-2.03%
2014		20,175	$10.23	to	$20.91	$350,430	1.75%	0.00%	to	1.95%	1.44%	to	11.71%
2013		15,175	$13.78	to	$19.26	$260,310	1.40%	0.00%	to	1.95%	20.81%	to	30.53%
2012		16,784	$11.13	to	$15.37	$232,827	2.34%	0.00%	to	1.95%	5.06%	to	12.81%
2011		18,261	$9.95	to	$13.67	$228,833	2.23%	0.00%	to	1.95%	-3.03%	to	-1.01%
VY® Invesco Equity and Income Portfolio - Service Class
2015		110	$10.20	to	$58.25	$1,429	1.46%	0.00%	to	1.25%	-3.50%	to	-2.25%
2014		229	$10.57	to	$60.47	$3,362	3.93%	0.00%	to	1.25%		7.61%
2013		6	$52.41	to	$54.02	$300	1.04%	1.00%	to	1.25%	23.09%	to	23.39%
2012		6	$42.58	to	$43.78	$277	1.98%	1.00%	to	1.25%	11.12%	to	11.40%
2011		6	$38.32	to	$39.30	$229	2.26%	1.00%	to	1.25%	-2.54%	to	-2.31%
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2015		14		$21.46		$301	0.28%		0.35%			-3.59%
2014		18		$22.26		$406	0.52%		0.35%			14.27%
2013		19		$19.48		$364	0.28%		0.35%			30.74%
2012		23		$14.90		$348	0.61%		0.35%			19.30%
2011		25		$12.49		$308	0.58%		0.35%			1.30%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2015		490		$14.51		$7,118	0.92%		0.85%			-3.65%
2014		461		$15.06		$6,939	1.19%		0.95%			14.18%
2013		375		$13.19		$4,945	1.27%		0.95%			30.72%
2012	9/14/2012	90		$10.09		$904	(b)		0.95%			(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2015		2,065	$16.98	to	$34.79	$61,629	0.61%	0.00%	to	1.55%	-4.51%	to	-3.01%
2014		2,205	$17.67	to	$35.87	$68,476	0.84%	0.00%	to	1.55%	13.20%	to	14.99%
2013		2,217	$15.51	to	$31.20	$60,174	0.65%	0.00%	to	1.55%	29.54%	to	31.58%
2012		1,951	$11.89	to	$23.72	$40,437	0.76%	0.00%	to	1.55%	18.23%	to	20.04%
2011		1,760	$10.00	to	$19.76	$30,683	0.83%	0.00%	to	1.50%	0.29%	to	1.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Oppenheimer Global Portfolio - Adviser Class
2015		30		$17.72		$532	1.10%		0.35%			3.20%
2014		33		$17.17		$559	0.86%		0.35%			1.48%
2013		36		$16.92		$609	0.99%		0.35%			25.99%
2012		45		$13.43		$601	0.90%		0.35%			20.77%
2011		46		$11.12		$515	1.20%		0.35%			-8.93%
VY® Oppenheimer Global Portfolio - Initial Class
2015		28,813	$13.26	to	$22.62	$561,053	1.50%	0.00%	to	1.80%	2.29%	to	4.13%
2014		30,400	$12.85	to	$21.68	$576,327	1.18%	0.00%	to	1.80%	-2.86%	to	5.83%
2013		33,227	$12.67	to	$21.19	$621,059	1.36%	0.00%	to	1.80%	17.76%	to	32.35%
2012		36,131	$10.06	to	$16.66	$540,715	1.29%	0.00%	to	1.80%	15.61%	to	21.70%
2011		40,001	$8.34	to	$13.73	$498,449	1.52%	0.00%	to	1.65%	-9.60%	to	-8.10%
VY® Oppenheimer Global Portfolio - Service Class
2015		51	$21.80	to	$22.56	$1,159	1.33%	1.00%	to	1.25%	2.54%	to	2.78%
2014		50	$21.26	to	$21.95	$1,101	1.02%	1.00%	to	1.25%	0.81%	to	1.11%
2013		49	$21.09	to	$21.71	$1,061	1.17%	1.00%	to	1.25%	25.31%	to	25.56%
2012		47	$16.83	to	$17.29	$815	1.10%	1.00%	to	1.25%	19.79%	to	20.15%
2011		44	$14.05	to	$14.39	$638	1.40%	1.00%	to	1.25%	-9.53%	to	-9.33%
VY® Pioneer High Yield Portfolio - Initial Class
2015		1,881	$16.11	to	$19.71	$33,264	5.22%	0.00%	to	1.95%	-6.49%	to	-4.61%
2014		2,359	$17.04	to	$20.67	$43,987	5.14%	0.00%	to	1.95%	-1.64%	to	0.34%
2013		1,896	$17.14	to	$20.60	$35,918	4.80%	0.00%	to	1.95%	10.14%	to	12.34%
2012		1,358	$15.39	to	$18.34	$23,376	6.02%	0.00%	to	1.95%	13.96%	to	16.22%
2011		1,281	$13.37	to	$15.78	$19,191	6.17%	0.00%	to	1.95%	-2.62%	to	-0.69%
VY® Pioneer High Yield Portfolio - Service Class
2015		41	$16.89	to	$18.78	$756	4.92%	0.25%	to	1.35%	-6.06%	to	-5.06%
2014		41	$17.98	to	$19.78	$788	4.71%	0.25%	to	1.35%	-1.21%	to	-0.15%
2013		36	$18.20	to	$19.81	$698	4.30%	0.25%	to	1.35%	10.68%	to	11.38%
2012		27	$16.41	to	$17.31	$466	5.82%	0.60%	to	1.40%	14.35%	to	15.08%
2011		27	$14.41	to	$15.25	$393	5.50%	0.35%	to	1.35%	-2.31%	to	-1.29%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2015		17		$21.90		$379	-		0.35%			1.15%
2014		18		$21.65		$386	-		0.35%			10.91%
2013		20		$19.52		$389	0.23%		0.35%			33.97%
2012		32		$14.57		$465	-		0.35%			15.27%
2011		32		$12.64		$409	0.23%		0.35%			-4.53%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2015		17,153	$16.91	to	$26.48	$394,816	-	0.00%	to	1.50%	0.46%	to	2.04%
2014		17,649	$16.72	to	$25.96	$404,023	0.27%	0.00%	to	1.50%	4.50%	to	14.29%
2013		18,991	$15.09	to	$23.21	$393,263	0.29%	0.00%	to	1.50%	29.45%	to	38.68%
2012		20,973	$11.26	to	$17.17	$324,303	0.52%	0.00%	to	1.50%	11.41%	to	16.10%
2011		22,944	$9.79	to	$14.79	$309,528	0.35%	0.00%	to	1.50%	-5.15%	to	-3.64%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2015		50	$16.24	to	$25.21	$994	-	0.00%	to	1.30%	0.42%	to	1.69%
2014		53	$16.17	to	$24.79	$1,070	-	0.00%	to	1.30%	10.19%	to	11.67%
2013		48	$14.67	to	$22.20	$859	0.14%	0.00%	to	1.30%	33.06%	to	34.71%
2012		43	$11.02	to	$16.48	$586	0.17%	0.00%	to	1.30%	14.43%	to	15.89%
2011		47	$9.63	to	$14.22	$580	0.18%	0.00%	to	1.25%	-5.12%	to	-3.92%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2015		64		$22.37		$1,424	-		0.35%			9.87%
2014		73		$20.36		$1,484	-		0.35%			7.78%
2013		83		$18.89		$1,561	-		0.35%			38.08%
2012		89		$13.68		$1,224	-		0.35%			17.93%
2011		98		$11.60		$1,139	-		0.35%			-1.94%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2015		9,740	$17.48	to	$53.79	$381,587	-	0.00%	to	1.50%	9.13%	to	10.83%
2014		9,293	$15.91	to	$48.96	$337,335	-	0.00%	to	1.50%	7.06%	to	8.71%
2013		9,672	$14.77	to	$45.48	$326,039	0.02%	0.00%	to	1.50%	37.17%	to	39.28%
2012		9,885	$10.71	to	$32.97	$247,651	0.17%	0.00%	to	1.50%	17.11%	to	18.92%
2011		9,608	$9.08	to	$28.03	$208,716	-	0.00%	to	1.50%	-2.57%	to	-1.06%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2015		167	$22.21	to	$26.69	$4,226	-	0.00%	to	1.45%	8.93%	to	10.55%
2014		180	$20.39	to	$24.39	$4,148	-	0.00%	to	1.45%	6.87%	to	8.40%
2013		182	$18.89	to	$22.72	$3,895	0.03%	0.00%	to	1.55%	36.78%	to	38.90%
2012		176	$13.81	to	$16.52	$2,729	-	0.00%	to	1.55%	16.74%	to	18.62%
2011		156	$11.83	to	$14.07	$2,053	-	0.00%	to	1.55%	-2.79%	to	-1.33%
VY® Templeton Foreign Equity Portfolio - Adviser Class
2015		36		$9.71		$345	3.71%		0.35%			-4.15%
2014		40		$10.13		$409	2.11%		0.35%			-7.40%
2013		49		$10.94		$539	1.09%		0.35%			19.30%
2012		61		$9.17		$562	1.18%		0.35%			17.87%
2011		59		$7.78		$457	2.05%		0.35%			-12.68%
VY® Templeton Foreign Equity Portfolio - Initial Class
2015		9,214	$9.17	to	$10.37	$88,438	4.05%	0.00%	to	1.50%	-4.85%	to	-3.36%
2014		9,958	$9.63	to	$10.73	$99,808	2.55%	0.00%	to	1.50%	-7.97%	to	-6.53%
2013		10,606	$10.46	to	$11.48	$114,872	1.48%	0.00%	to	1.50%	18.46%	to	20.21%
2012		11,465	$8.83	to	$9.55	$104,253	1.62%	0.00%	to	1.50%	17.08%	to	18.93%
2011		10,100	$7.54	to	$8.03	$77,991	1.95%	0.00%	to	1.50%	-13.36%	to	-12.05%
VY® Templeton Foreign Equity Portfolio - Service Class
2015		26	$10.82	to	$12.39	$308	3.77%	0.00%	to	1.40%	-4.84%	to	-3.50%
2014		26	$11.37	to	$12.84	$328	2.03%	0.00%	to	1.40%	-8.23%	to	-6.89%
2013		27	$12.39	to	$13.79	$362	1.24%	0.00%	to	1.40%	18.34%	to	19.91%
2012		25	$10.47	to	$11.50	$284	2.16%	0.00%	to	1.40%	16.98%	to	18.68%
2011		9	$8.95	to	$9.69	$86	1.15%	0.00%	to	1.40%	-13.44%	to	-12.23%
Voya Corporate Leaders 100 Fund - Class I
2015	06/29/2015	153	$9.60	to	$9.68	$1,470	(e)	0.25%	to	1.50%		(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Conservative Portfolio - Class I
2015		1,536	$12.81	to	$28.87	$33,353	3.30%	0.00%	to	1.50%	-1.71%	to	-0.15%
2014		1,725	$12.95	to	$28.93	$38,249	2.71%	0.00%	to	1.50%	4.98%	to	6.63%
2013		1,821	$12.26	to	$27.13	$37,570	2.58%	0.00%	to	1.60%	10.41%	to	12.39%
2012		1,798	$11.03	to	$24.14	$33,238	2.70%	0.00%	to	1.70%	10.62%	to	12.32%
2011		1,920	$9.91	to	$21.55	$31,636	4.08%	0.00%	to	1.60%	0.18%	to	1.80%
Voya Strategic Allocation Growth Portfolio - Class I
2015		3,234	$12.08	to	$30.58	$70,037	2.67%	0.00%	to	1.95%	-3.06%	to	-1.20%
2014		3,394	$12.34	to	$30.84	$75,559	2.04%	0.00%	to	1.95%	4.45%	to	6.63%
2013		3,607	$11.68	to	$28.95	$76,061	1.71%	0.00%	to	1.95%	20.03%	to	22.45%
2012		3,688	$9.63	to	$23.66	$64,806	1.57%	0.00%	to	1.95%	12.70%	to	15.09%
2011		3,981	$8.45	to	$20.63	$61,425	2.68%	0.00%	to	1.95%	-4.75%	to	-2.89%
Voya Strategic Allocation Moderate Portfolio - Class I
2015		3,023	$12.36	to	$29.26	$63,542	2.91%	0.00%	to	1.70%	-2.06%	to	-0.53%
2014		3,238	$12.54	to	$29.32	$68,770	2.33%	0.00%	to	1.60%	4.94%	to	6.71%
2013		3,358	$11.86	to	$27.50	$67,281	2.15%	0.00%	to	1.60%	14.74%	to	16.58%
2012		3,554	$10.27	to	$23.66	$61,420	2.13%	0.00%	to	1.70%	11.85%	to	13.66%
2011		3,774	$9.12	to	$20.83	$57,881	3.49%	0.00%	to	1.60%	-2.21%	to	-0.57%
Voya Growth and Income Portfolio - Class A
2015		91		$15.43		$1,408	1.53%		0.35%			-2.16%
2014		101		$15.77		$1,598	1.56%		0.35%			9.82%
2013		111		$14.36		$1,598	1.09%		0.35%			29.60%
2012		71		$11.08		$785	1.34%		0.35%			14.82%
2011		89		$9.65		$856	1.09%		0.35%			-1.03%
Voya Growth and Income Portfolio - Class I
2015		34,119	$14.05	to	$490.34	$1,206,913	1.98%	0.00%	to	1.95%	-3.39%	to	-1.38%
2014		37,723	$14.38	to	$502.14	$1,371,748	1.94%	0.00%	to	1.95%	8.58%	to	10.72%
2013		41,976	$13.11	to	$457.82	$1,391,126	1.38%	0.00%	to	1.95%	28.10%	to	31.00%
2012		42,100	$10.12	to	$353.70	$1,068,514	1.84%	0.00%	to	1.95%	13.53%	to	15.77%
2011		47,467	$8.82	to	$308.39	$1,044,149	1.24%	0.00%	to	1.95%	-2.23%	to	-0.22%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class S
2015		15	$14.89	to	$22.41	$290	1.75%	0.10%	to	1.55%	-3.12%	to	-1.77%
2014		15	$15.29	to	$22.95	$281	1.62%	0.10%	to	1.55%	8.70%	to	10.33%
2013		12	$13.98	to	$20.81	$212	0.06%	0.10%	to	1.55%	28.36%	to	30.26%
2012		533	$10.84	to	$16.04	$6,121	1.47%	0.00%	to	1.55%	13.73%	to	15.45%
2011		737	$9.58	to	$13.95	$7,254	2.00%	0.00%	to	1.55%	-1.72%	to	-0.50%
Voya Global Value Advantage Portfolio - Class I
2015	03/09/2015	10,297	$9.31	to	$9.49	$96,475	(e)	0.00%	to	1.50%		(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Global Value Advantage Portfolio - Class S
2015	03/09/2015	1,241	$9.60	to	$9.74	$11,940	(e)	0.00%	to	1.40%		(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Plus LargeCap Portfolio - Class I
2015		11,108	$13.21	to	$37.81	$323,462	1.62%	0.00%	to	1.95%	-1.16%	to	0.85%
2014		11,978	$13.30	to	$37.36	$348,666	1.47%	0.00%	to	1.95%	11.70%	to	13.92%
2013		12,649	$11.85	to	$32.83	$325,012	1.82%	0.00%	to	1.95%	30.24%	to	32.92%
2012		13,613	$9.05	to	$24.77	$269,213	1.66%	0.00%	to	1.95%	12.30%	to	14.50%
2011		15,065	$8.03	to	$21.65	$262,851	1.90%	0.00%	to	1.95%	-2.07%	to	-0.05%
Voya Index Plus LargeCap Portfolio - Class S
2015		16		$17.81		$282	1.33%		0.35%			0.28%
2014		18		$17.76		$318	1.23%		0.35%			13.12%
2013		21		$15.70		$335	1.42%		0.35%			32.27%
2012		31		$11.87		$368	1.60%		0.35%			13.70%
2011		37		$10.44		$383	1.64%		0.35%			-0.76%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus MidCap Portfolio - Class I
2015		9,192	$15.34	to	$45.29	$327,049	0.95%	0.00%	to	1.95%	-3.69%	to	-1.78%
2014		9,910	$15.76	to	$46.11	$366,118	0.77%	0.00%	to	1.95%	7.44%	to	9.90%
2013		10,694	$14.52	to	$42.09	$365,883	1.15%	0.00%	to	1.95%	31.89%	to	34.56%
2012		11,422	$10.89	to	$31.28	$298,981	0.91%	0.00%	to	1.95%	15.57%	to	17.73%
2011		12,437	$9.33	to	$26.58	$280,455	0.84%	0.00%	to	1.85%	-2.94%	to	-1.12%
Voya Index Plus MidCap Portfolio - Class S
2015		16		$18.90		$300	0.60%		0.35%			-2.43%
2014		19		$19.37		$364	0.69%		0.35%			8.94%
2013		28		$17.78		$503	0.90%		0.35%			33.78%
2012		29		$13.29		$387	0.52%		0.35%			16.99%
2011		34		$11.36		$389	0.41%		0.35%			-1.73%
Voya Index Plus SmallCap Portfolio - Class I
2015		5,220	$14.51	to	$31.58	$133,988	0.91%	0.00%	to	1.95%	-5.09%	to	-3.19%
2014		5,601	$15.13	to	$32.63	$149,688	0.63%	0.00%	to	1.95%	3.40%	to	5.43%
2013		6,051	$14.48	to	$30.95	$154,881	0.94%	0.00%	to	1.95%	39.95%	to	42.71%
2012		6,083	$10.24	to	$21.69	$109,978	0.58%	0.00%	to	1.95%	10.36%	to	12.38%
2011		6,805	$9.19	to	$19.30	$110,537	0.86%	0.00%	to	1.80%	-2.52%	to	-0.72%
Voya Index Plus SmallCap Portfolio - Class S
2015		16		$16.83		$276	0.72%		0.35%			-3.83%
2014		16		$17.50		$278	0.39%		0.35%			4.92%
2013		14		$16.68		$236	0.49%		0.35%			41.72%
2012		15		$11.77		$176	-		0.35%			11.78%
2011		17		$10.53		$181	0.60%		0.35%			-1.31%
Voya International Index Portfolio - Class I
2015		3,113	$8.56	to	$16.16	$29,868	3.32%	0.00%	to	1.65%	-2.51%	to	-0.92%
2014		2,753	$8.78	to	$16.46	$26,942	0.83%	0.00%	to	1.65%	-7.48%	to	-5.95%
2013		2,524	$9.41	to	$17.67	$26,714	2.24%	0.00%	to	1.80%	19.26%	to	21.45%
2012		2,347	$7.89	to	$14.68	$20,592	2.78%	0.00%	to	1.80%	16.54%	to	18.84%
2011		2,344	$6.77	to	$12.49	$17,553	2.70%	0.00%	to	1.80%	-13.76%	to	-12.20%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Index Portfolio - Class S
2015		-		$15.73		$7	-		0.35%			-1.38%
2014		-		$15.95		$7	-		0.35%			-6.51%
2013		-		$17.06		$6	-		0.35%			20.65%
2012		-		$14.14		$5	-		0.35%			18.03%
2011		1		$11.98		$7	-		0.35%			-12.75%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2015		1,069	$24.73	to	$27.32	$27,315	1.14%	0.00%	to	1.50%	6.00%	to	7.60%
2014		769	$23.33	to	$25.39	$18,455	1.11%	0.00%	to	1.50%	11.41%	to	13.10%
2013		563	$20.94	to	$22.45	$12,039	1.35%	0.00%	to	1.50%	30.06%	to	31.98%
2012		547	$16.10	to	$17.01	$8,965	1.14%	0.00%	to	1.50%	12.75%	to	14.47%
2011		367	$14.28	to	$14.86	$5,308	1.31%	0.00%	to	1.50%	2.66%	to	4.21%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2015		45	$24.99	to	$26.89	$1,170	0.90%	0.00%	to	1.10%	6.16%	to	7.39%
2014		43	$23.54	to	$25.04	$1,040	1.10%	0.00%	to	1.10%	11.95%	to	12.74%
2013		45	$21.00	to	$22.21	$956	1.17%	0.00%	to	1.20%	30.17%	to	31.71%
2012		36	$16.02	to	$16.87	$585	0.86%	0.00%	to	1.35%	12.78%	to	14.26%
2011		41	$14.06	to	$14.63	$581	1.10%	0.00%	to	1.35%	2.52%	to	3.87%
Voya Russell™ Large Cap Index Portfolio - Class I
2015		3,955	$14.77	to	$16.73	$62,008	1.62%	0.00%	to	1.70%	0.47%	to	2.07%
2014		3,365	$14.76	to	$16.39	$52,083	1.45%	0.00%	to	1.65%	11.06%	to	12.96%
2013		2,704	$13.18	to	$14.51	$37,350	1.48%	0.00%	to	1.80%	29.72%	to	32.03%
2012		2,210	$10.16	to	$10.99	$23,318	2.28%	0.00%	to	1.80%	13.39%	to	15.56%
2011		1,513	$8.96	to	$9.51	$13,923	1.53%	0.00%	to	1.80%	0.79%	to	2.59%
Voya Russell™ Large Cap Index Portfolio - Class S
2015		16		$24.01		$389	1.50%		0.95%			0.84%
2014		17		$23.81		$412	0.95%		0.95%			11.52%
2013		10		$21.35		$221	0.70%		0.95%			30.50%
2012		4		$16.36		$65	2.70%		0.95%			14.17%
2011		1		$14.33		$9	-		0.95%			1.20%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class I
2015		21	$20.53	to	$20.66	$440	1.67%	1.15%	to	1.25%	-4.69%	to	-4.62%
2014		18	$21.54	to	$21.66	$399	1.57%	1.15%	to	1.25%	11.03%	to	11.13%
2013		19	$19.40	to	$19.49	$365	1.61%	1.15%	to	1.25%	30.20%	to	30.37%
2012		17	$14.90	to	$14.95	$255	1.82%	1.15%	to	1.25%	14.79%	to	14.91%
2011		14	$12.98	to	$13.01	$184	1.22%	1.15%	to	1.25%	-0.38%	to	-0.31%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2015		463	$19.85	to	$21.93	$9,518	1.46%	0.00%	to	1.50%	-5.21%	to	-3.77%
2014		382	$20.94	to	$22.79	$8,242	1.23%	0.00%	to	1.50%	10.56%	to	12.21%
2013		312	$18.94	to	$20.31	$6,058	1.54%	0.00%	to	1.50%	29.46%	to	31.46%
2012		264	$14.63	to	$15.45	$3,936	1.55%	0.00%	to	1.50%	14.21%	to	15.90%
2011		215	$12.81	to	$13.33	$2,795	1.56%	0.00%	to	1.50%	-0.93%	to	0.60%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2015		434	$24.72	to	$27.32	$11,132	0.71%	0.00%	to	1.50%	-2.29%	to	-0.76%
2014		387	$25.30	to	$27.53	$10,138	0.21%	0.00%	to	1.50%	9.48%	to	11.10%
2013		358	$23.11	to	$24.78	$8,513	0.67%	0.00%	to	1.50%	32.89%	to	34.89%
2012		325	$17.39	to	$18.37	$5,776	0.35%	0.00%	to	1.50%	13.73%	to	15.46%
2011		335	$15.29	to	$15.91	$5,207	0.45%	0.00%	to	1.50%	-3.65%	to	-2.15%
Voya Russell™ Mid Cap Index Portfolio - Class I
2015		4,628	$15.39	to	$17.66	$77,658	1.28%	0.00%	to	1.80%	-4.42%	to	-2.81%
2014		3,618	$16.29	to	$18.17	$62,848	0.96%	0.00%	to	1.65%	10.89%	to	12.72%
2013		2,845	$14.57	to	$16.12	$44,130	1.11%	0.00%	to	1.80%	31.86%	to	34.11%
2012		2,011	$11.05	to	$12.02	$23,380	0.87%	0.00%	to	1.80%	14.86%	to	17.04%
2011		786	$9.62	to	$10.27	$7,784	1.25%	0.00%	to	1.80%	-3.61%	to	-2.12%
Voya Russell™ Small Cap Index Portfolio - Class I
2015		2,082	$15.26	to	$17.37	$33,953	1.07%	0.00%	to	1.70%	-6.13%	to	-4.56%
2014		1,730	$16.31	to	$18.20	$29,802	0.98%	0.00%	to	1.65%	3.23%	to	4.96%
2013		1,437	$15.67	to	$17.34	$23,761	1.25%	0.00%	to	1.80%	36.26%	to	38.72%
2012		1,049	$11.50	to	$12.50	$12,589	0.79%	0.00%	to	1.80%	13.97%	to	16.06%
2011		648	$10.09	to	$10.77	$6,728	0.90%	0.00%	to	1.80%	-5.61%	to	-3.93%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Small Company Portfolio - Class I
2015		3,689	$16.01	to	$56.17	$140,805	0.50%	0.00%	to	1.50%	-2.27%	to	-0.76%
2014		3,880	$16.28	to	$56.62	$151,114	0.35%	0.00%	to	1.50%	4.94%	to	6.51%
2013		4,235	$15.42	to	$52.98	$155,627	0.51%	0.00%	to	1.50%	35.67%	to	37.83%
2012		4,493	$11.29	to	$38.48	$122,521	0.41%	0.00%	to	1.50%	12.81%	to	14.53%
2011		4,827	$9.95	to	$33.68	$116,910	0.40%	0.00%	to	1.50%	-3.94%	to	-2.48%
Voya Small Company Portfolio - Class S
2015		15		$21.06		$314	0.33%		0.35%			-1.40%
2014		14		$21.36		$301	-		0.35%			5.90%
2013		15		$20.17		$299	0.40%		0.35%			36.93%
2012		14		$14.73		$207	-		0.35%			13.83%
2011		14		$12.94		$184	-		0.35%			-3.00%
Voya U.S. Bond Index Portfolio - Class I
2015		1,070	$11.58	to	$13.27	$13,331	2.29%	0.00%	to	1.80%	-1.53%	to	0.23%
2014		982	$11.76	to	$13.24	$12,284	1.95%	0.00%	to	1.80%	3.89%	to	5.75%
2013		777	$11.32	to	$12.52	$9,263	1.91%	0.00%	to	1.80%	-4.31%	to	-2.57%
2012		937	$11.83	to	$12.85	$11,539	2.32%	0.00%	to	1.80%	2.30%	to	3.88%
2011		794	$11.71	to	$12.37	$9,456	2.02%	0.00%	to	1.50%	5.58%	to	7.19%
Voya MidCap Opportunities Portfolio - Class I
2015		5,335	$12.94	to	$31.21	$128,449	-	0.00%	to	1.50%	-0.97%	to	0.52%
2014		5,371	$13.03	to	$31.20	$131,603	0.41%	0.00%	to	1.50%	7.23%	to	8.85%
2013		5,043	$12.14	to	$28.81	$113,492	0.04%	0.00%	to	1.50%	29.99%	to	31.99%
2012		2,646	$9.83	to	$21.94	$49,515	0.59%	0.00%	to	1.50%	12.48%	to	14.21%
2011		1,972	$11.38	to	$19.31	$32,603	-	0.00%	to	1.50%	-1.94%	to	-0.51%
Voya MidCap Opportunities Portfolio - Class S
2015		60	$18.35	to	$25.17	$1,232	-	0.20%	to	1.55%	-1.29%	to	0.05%
2014		67	$18.59	to	$25.19	$1,396	0.29%	0.20%	to	1.55%	6.90%	to	8.16%
2013		74	$17.39	to	$23.29	$1,401	-	0.00%	to	1.55%	29.68%	to	31.62%
2012		122	$13.41	to	$17.75	$1,742	0.42%	0.00%	to	1.55%	12.33%	to	13.94%
2011		164	$12.00	to	$15.64	$2,056	-	0.00%	to	1.35%	-2.12%	to	-0.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class I
2015		3,040	$10.82	to	$28.65	$50,351	-	0.00%	to	1.65%	-2.35%	to	-0.91%
2014		2,382	$11.05	to	$28.97	$42,392	-	0.00%	to	1.75%	4.01%	to	5.63%
2013		2,427	$13.46	to	$27.49	$41,575	-	0.00%	to	1.50%	37.03%	to	39.05%
2012		2,283	$9.77	to	$19.73	$28,744	-	0.00%	to	1.75%	13.45%	to	14.88%
2011		1,989	$10.26	to	$17.18	$21,998	-	0.20%	to	1.50%	-0.68%	to	0.60%
Voya SmallCap Opportunities Portfolio - Class S
2015		5		$23.06		$121	-		0.35%			-1.50%
2014		6		$23.41		$139	-		0.35%			4.98%
2013		5		$22.30		$108	-		0.35%			38.25%
2012		5		$16.13		$80	-		0.35%			14.56%
2011		6		$14.08		$86	-		0.35%			0.14%
Wanger International
2015		3,634	$10.93	to	$13.07	$44,253	1.50%	0.00%	to	1.50%	-1.37%	to	0.09%
2014		3,757	$11.02	to	$13.06	$46,020	1.53%	0.00%	to	1.60%	-5.94%	to	-4.35%
2013		3,586	$11.63	to	$13.66	$46,354	2.71%	0.00%	to	1.60%	20.51%	to	22.40%
2012		3,149	$9.59	to	$11.16	$33,558	1.33%	0.00%	to	1.60%	19.74%	to	21.64%
2011		2,787	$7.96	to	$9.18	$24,628	5.06%	0.00%	to	1.50%	-15.91%	to	-14.60%
Wanger Select
2015		2,867	$12.91	to	$24.20	$62,371	0.01%	0.00%	to	1.65%	-1.22%	to	0.25%
2014		3,331	$12.99	to	$24.14	$73,151	-	0.00%	to	1.75%	1.39%	to	3.43%
2013		4,455	$12.71	to	$23.40	$96,025	0.28%	0.00%	to	1.75%	32.27%	to	34.62%
2012		5,096	$9.53	to	$17.39	$82,307	0.44%	0.00%	to	1.75%	16.36%	to	18.47%
2011		5,695	$8.12	to	$14.68	$78,376	2.26%	0.00%	to	1.75%	-19.10%	to	-17.67%
Wanger USA
2015		2,789	$13.50	to	$25.50	$64,131	-	0.00%	to	1.75%	-2.34%	to	-0.60%
2014		2,947	$13.70	to	$25.84	$68,668	-	0.00%	to	1.75%	2.96%	to	4.79%
2013		3,280	$13.20	to	$24.83	$73,254	0.14%	0.00%	to	1.75%	31.46%	to	33.78%
2012		3,344	$9.97	to	$18.69	$56,213	0.36%	0.00%	to	1.75%	18.15%	to	20.04%
2011		2,848	$9.63	to	$15.69	$40,134	-	0.00%	to	1.50%	-4.88%	to	-3.46%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Washington Mutual Investors FundSM - Class R-3
2015		148	$17.47	to	$21.02	$2,936	1.77%	0.00%	to	1.55%	-2.07%	to	-0.47%
2014		242	$17.84	to	$21.12	$4,859	1.46%	0.00%	to	1.55%	9.11%	to	10.81%
2013		260	$16.35	to	$19.06	$4,722	1.98%	0.00%	to	1.55%	29.45%	to	31.45%
2012		317	$12.63	to	$14.50	$4,381	1.92%	0.00%	to	1.55%	10.40%	to	12.06%
2011		361	$11.44	to	$12.94	$4,465	1.96%	0.00%	to	1.55%	5.05%	to	6.68%
Washington Mutual Investors FundSM - Class R-4
2015		6,613	$14.36	to	$21.69	$127,190	1.96%	0.00%	to	1.50%	-1.71%	to	-0.26%
2014		6,771	$14.52	to	$21.76	$132,246	1.70%	0.00%	to	1.50%	9.53%	to	11.16%
2013		6,678	$13.18	to	$19.59	$118,569	2.35%	0.00%	to	1.50%	29.82%	to	31.93%
2012		6,972	$10.09	to	$14.88	$94,956	2.25%	0.00%	to	1.50%	10.80%	to	12.47%
2011		7,177	$9.05	to	$13.14	$87,837	2.21%	0.00%	to	1.50%	5.41%	to	6.90%
Wells Fargo Small Cap Value Fund - Class A
2015		7		$13.37		$95	-		1.00%			-11.57%
2014		7		$15.12		$108	0.90%		1.00%			2.44%
2013		8		$14.76		$115	-		1.00%			13.80%
2012		10		$12.97		$135	0.82%		1.00%			12.00%
2011		9		$11.58		$108	-		1.00%			-8.46%
Wells Fargo Special Small Cap Value Fund - Class A
2015		3,031	$15.07	to	$39.80	$103,636	0.69%	0.00%	to	1.50%	-5.98%	to	-4.58%
2014		3,271	$15.93	to	$41.74	$118,489	0.75%	0.00%	to	1.50%	5.77%	to	7.34%
2013		3,477	$14.97	to	$38.91	$118,565	0.12%	0.00%	to	1.50%	36.00%	to	38.06%
2012		3,766	$10.94	to	$28.21	$94,083	-	0.00%	to	1.50%	11.78%	to	13.50%
2011		4,004	$9.73	to	$24.89	$89,066	-	0.00%	to	1.55%	-3.69%	to	-2.15%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company and subsidiaries as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Voya Retirement Insurance and Annuity Company and subsidiaries at December 31, 2015 and 2014, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
March 18, 2016

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2015 and 2014
(In millions, except share and per share data)

	As of December 31,
	2015	2014
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,747.1 as of 2015 and $19,085.0 as of 2014)	$21,211.6	$20,655.6
Fixed maturities, at fair value using the fair value option	798.0	725.7
Equity securities, available-for-sale, at fair value (cost of $116.7 as of 2015 and $107.4 as of 2014)	131.3	121.9
Short-term investments	—	241.5
Mortgage loans on real estate, net of valuation allowance of $1.2 as of 2015 and $1.1 as of 2014	3,729.1	3,513.0
Policy loans	229.8	239.1
Limited partnerships/corporations	298.5	248.4
Derivatives	450.3	562.0
Securities pledged (amortized cost of $252.3 as of 2015 and $224.4 as of 2014)	249.2	235.3
Total investments	27,097.8	26,542.5
Cash and cash equivalents	661.1	481.2
Short-term investments under securities loan agreements, including collateral delivered	241.5	325.4
Accrued investment income	295.3	285.2
Reinsurance recoverable	1,838.8	1,929.5
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	1,244.7	939.1
Notes receivable from affiliate	175.0	175.0
Current income tax recoverable	10.5	10.1
Due from affiliates	56.0	60.6
Property and equipment	71.3	74.8
Other assets	167.0	170.0
Assets held in separate accounts	58,910.6	62,808.1
Total assets	$90,769.6	$93,801.5

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2015 and 2014
(In millions, except share and per share data)

	As of December 31,
	2015	2014
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$27,068.0	$25,129.9
Payable for securities purchased	52.5	12.1
Payables under securities loan agreements, including collateral held	541.3	617.1
Long-term debt	4.9	4.9
Due to affiliates	132.2	111.1
Derivatives	115.1	217.0
Deferred income taxes	133.0	367.5
Other liabilities	443.0	572.0
Liabilities related to separate accounts	58,910.6	62,808.1
Total liabilities	87,400.6	89,839.7

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2015 and 2014; $50 par value per share)	2.8	2.8
Additional paid-in capital	3,272.6	3,583.9
Accumulated other comprehensive income (loss)	386.8	841.5
Retained earnings (deficit)	(293.2)	(466.4)
Total shareholder's equity	3,369.0	3,961.8
Total liabilities and shareholder's equity	$90,769.6	$93,801.5

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Year Ended December 31,
	2015	2014	2013
Revenues:
Net investment income	$1,409.8	$1,389.4	$1,367.0
Fee income	765.3	784.1	744.3
Premiums	657.1	88.8	37.3
Broker-dealer commission revenue	229.7	244.9	242.1
Net realized capital gains (losses):
Total other-than-temporary impairments	(44.7)	(7.1)	(9.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	1.2	—	(3.5)
Net other-than-temporary impairments recognized in earnings	(45.9)	(7.1)	(5.9)
Other net realized capital gains (losses)	(231.3)	(132.5)	(136.3)
Total net realized capital gains (losses)	(277.2)	(139.6)	(142.2)
Other revenue	(1.6)	4.4	(1.8)
Total revenues	2,783.1	2,372.0	2,246.7
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,422.3	927.8	747.1
Operating expenses	772.5	783.9	708.7
Broker-dealer commission expense	229.7	244.9	242.1
Net amortization of Deferred policy acquisition costs and Value of business acquired	132.6	109.2	58.3
Total benefits and expenses	2,557.1	2,065.8	1,756.2
Income (loss) before income taxes	226.0	306.2	490.5
Income tax expense (benefit)	52.8	74.5	207.0
Net income (loss)	$173.2	$231.7	$283.5

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Year Ended December 31,
	2015	2014	2013
Net income (loss)	$173.2	$231.7	$283.5
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(693.4)	531.8	(907.4)
Other-than-temporary impairments	2.8	5.1	2.7
Pension and other postretirement benefits liability	(2.3)	(2.2)	(2.2)
Other comprehensive income (loss), before tax	(692.9)	534.7	(906.9)
Income tax expense (benefit) related to items of other comprehensive income (loss)	(238.2)	188.6	(379.3)
Other comprehensive income (loss), after tax	(454.7)	346.1	(527.6)
Comprehensive income (loss)	$(281.5)	$577.8	$(244.1)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance as of January 1, 2013	$2.8	$4,217.2	$1,023.0	$(981.6)	$4,261.4
Comprehensive income (loss):
Net income (loss)	—	—	—	283.5	283.5
Other comprehensive income (loss), after tax	—	—	(527.6)	—	(527.6)
Total comprehensive income (loss)					(244.1)
Dividends paid and distributions of capital	—	(264.0)	—	—	(264.0)
Employee related benefits	—	0.1	—	—	0.1
Balance as of December 31, 2013	2.8	3,953.3	495.4	(698.1)	3,753.4
Comprehensive income (loss):
Net income (loss)	—	—	—	231.7	231.7
Other comprehensive income (loss), after tax	—	—	346.1	—	346.1
Total comprehensive income (loss)					577.8
Dividends paid and distributions of capital	—	(371.0)	—	—	(371.0)
Employee related benefits	—	1.6	—	—	1.6
Balance as of December 31, 2014	2.8	3,583.9	841.5	(466.4)	3,961.8
Comprehensive income (loss):
Net income (loss)	—	—	—	173.2	173.2
Other comprehensive income (loss), after tax	—	—	(454.7)	—	(454.7)
Total comprehensive income (loss)					(281.5)
Dividends paid and distributions of capital	—	(321.0)	—	—	(321.0)
Employee related benefits	—	9.7	—	—	9.7
Balance as of December 31, 2015	$2.8	$3,272.6	$386.8	$(293.2)	$3,369.0

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Year Ended December 31,
	2015	2014	2013
Cash Flows from Operating Activities:
Net income (loss)	$173.2	$231.7	$283.5
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(83.5)	(77.4)	(79.5)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	133.9	110.9	60.1
Net accretion/amortization of discount/premium	7.1	9.6	24.4
Future policy benefits, claims reserves and interest credited	1,193.5	616.7	559.9
Deferred income tax (benefit) expense	(1.3)	(11.2)	62.3
Net realized capital losses	277.2	139.6	142.2
Depreciation	3.6	3.6	3.6
Change in:
Accrued investment income	(10.1)	(0.2)	(12.0)
Reinsurance recoverable	90.7	87.1	137.1
Other receivables and asset accruals	2.0	(59.0)	(7.3)
Due to/from affiliates	25.7	(8.2)	63.4
Other payables and accruals	(56.8)	71.0	(114.9)
Other, net	0.2	(10.6)	(18.5)
Net cash provided by operating activities	1,755.4	1,103.6	1,104.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,372.8	3,071.1	3,618.7
Equity securities, available-for-sale	17.4	14.1	0.7
Mortgage loans on real estate	557.2	504.6	270.9
Limited partnerships/corporations	47.8	43.9	35.1
Acquisition of:
Fixed maturities	(5,257.7)	(3,300.6)	(4,368.6)
Equity securities, available-for-sale	(28.0)	—	(9.2)
Mortgage loans on real estate	(773.3)	(621.3)	(794.2)
Limited partnerships/corporations	(95.7)	(103.1)	(20.0)
Derivatives, net	(46.7)	(25.2)	(276.6)
Policy loans, net	9.3	2.9	(1.1)
Short-term investments, net	241.5	(226.4)	664.9
Collateral received (delivered), net	8.1	163.1	(38.5)
Purchases of fixed assets, net	(0.1)	—	(0.2)
Net cash used in investing activities	(1,947.4)	(476.9)	(918.1)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2015, 2014 and 2013
(In millions)

	Year Ended December 31,
	2015	2014	2013
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,195.1	$2,355.5	$2,723.4
Maturities and withdrawals from investment contracts	(2,439.7)	(2,580.4)	(2,709.3)
Receipts on deposit contracts	—	124.7	87.1
Settlements on deposit contracts	(63.2)	(54.9)	(7.9)
Excess tax benefits on share-based compensation	0.7	1.7	—
Dividends paid and return of capital distribution	(321.0)	(371.0)	(264.0)
Net cash provided by (used in) financing activities	371.9	(524.4)	(170.7)
Net increase in cash and cash equivalents	179.9	102.3	15.5
Cash and cash equivalents, beginning of period	481.2	378.9	363.4
Cash and cash equivalents, end of period	$661.1	$481.2	$378.9
Supplemental cash flow information:
Income taxes paid (received), net	$54.2	$168.3	$102.6
Interest paid	0.1	—	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange. In 2009, ING Group announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, Inc., together with its subsidiaries, including the Company. On April 11, 2013, Voya Financial, Inc. announced plans to rebrand as Voya Financial. On May 2, 2013, the common stock of Voya Financial, Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale by Voya Financial, Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect wholly owned subsidiary of ING Group and previously the sole stockholder of Voya Financial, Inc., of 44,201,773 shares of outstanding common stock of Voya Financial, Inc. (collectively, the "IPO"). On September 30, 2013, ING International transferred all of its shares of Voya Financial, Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of Voya Financial, Inc. in a registered public offering ("Secondary Offering"), reducing ING Group's ownership of Voya Financial, Inc. to 57%.

Throughout 2014, ING Group completed the sale of an aggregate of 82,783,006 shares of common stock of Voya Financial, Inc. in a series of registered public offerings. Also during 2014, pursuant to the terms of share repurchase agreements between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 19,447,847 shares of its common stock from ING Group. As of the end of 2014, ING Group's ownership of Voya Financial, Inc. had been reduced to approximately 19%.

In March of 2015, ING Group completed a sale of 32,018,100 shares of common stock of Voya Financial, Inc. in a registered public offering. Concurrently with this offering, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 13,599,274 shares of its common stock from ING Group.

As a result of these transactions, ING Group satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING Group to divest 100% of its ownership interest in Voya Financial, Inc. together with its subsidiaries, including the Company by the end of 2016. ING Group continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets"), small to mid-sized corporations, pension plans and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Additionally, the Company provides pension risk transfer solutions to institutional customers who may or may not utilize our other products and are looking to transfer their defined benefit plan obligations to the Company. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, consultants, dedicated career agents associated with Voya Financial, Inc.'s retail broker-dealer, Voya Financial Advisors, Inc. ("Voya Financial Advisors") and financial planners.

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products and pension risk transfer solutions are also provided to institutional plan sponsors where we may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, Voya Financial Partners, LLC ("VFP") and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated.

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports,

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest.  Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In addition, the Company has entered into reinsurance agreements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation, and are included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, which generally range from 3 to 40 years, with the exception of land and artwork which are not depreciated.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 6.5%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 8.0% for the years 2015, 2014 and 2013. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: The Company issues FIAs which contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, along with attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, along with attributed fees collected, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis. The Company will continue to evaluate as regulatory and business factors change.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as the dividends received deduction which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

Repurchase Agreements
In June 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-11, "Transfers and Servicing (Accounting Standards Codification ("ASC") Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures" ("ASU 2014-11"), which (1) changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting and (2) requires separate accounting for a transfer of a financial asset executed with a repurchase agreement with the same counterparty. This results in secured borrowing accounting for the repurchase agreement. The amendments also require additional disclosures for certain transactions accounted for as a sale and for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings.

The provisions of ASU 2014-11 were adopted by the Company on January 1, 2015, with the exception of disclosure amendments for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings, which were adopted April 1, 2015. The adoption of the January 1, 2015 provisions had no effect on the Company's financial condition, results of operations or cash flows. The disclosures required by ASU 2014-11 are included in the Investments Note to these Consolidated Financial Statements.

Discontinued Operations and Disposals
In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (ASC Topic 205) and Property, Plant, and Equipment (ASC Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"), which requires the disposal of a component of an entity to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the entity's operations and financial results. The component should be reported in discontinued operations when it meets the criteria to be classified as held for sale, is disposed of by sale or is disposed of other than by sale.

The amendments also require additional disclosures about discontinued operations, including disclosures about an entity’s significant continuing involvement with a discontinued operation and disclosures for a disposal of an individually significant component of an entity that does not qualify for discontinued operations.

The provisions of ASU 2014-08 were adopted prospectively by the Company on January 1, 2015. The adoption had no effect on the Company’s financial condition, results of operations or cash flows.

Future Adoption of Accounting Pronouncements

Financial Instruments
In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (ASC Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which requires:

•	Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.

•	Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.

•	The use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

•
Separate presentation in other comprehensive income of the portion of the total change in fair value of a liability resulting from a change in own credit risk if the liability is measured at fair value under the fair value option.

•	Separate presentation on the balance sheet or financial statement notes of financial assets and financial liabilities by measurement category and form of financial asset.

The provisions of ASU 2016-01 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption only permitted for certain provisions. Initial adoption of ASU 2016-01 should be reported on a modified retrospective basis, with a cumulative-effect adjustment to balance sheet as of the beginning of the year of adoption, except for certain provisions that should be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-01.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Consolidations
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The provisions of ASU 2015-02 are effective for annual periods, and for interim periods within those annual periods, beginning after December 15, 2015, with early adoption permitted, using either a retrospective or modified retrospective approach. The Company plans to adopt the provisions of ASU 2015-02 on January 1, 2016 using the modified retrospective approach, and does not expect ASU 2015-02 to have an impact on the Company's financial condition or results of operations, but to impact disclosures only.

Hybrid Financial Instruments
In November 2014, the FASB issued ASU 2014-16, “Derivatives and Hedging (ASC Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (“ASU 2014-16”), which requires an entity to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including all embedded derivative features.

The provisions of ASU 2014-16 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, with early adoption permitted. Initial adoption of ASU 2014-16 may be reported on a modified retrospective basis, with a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption, or on a full retrospective basis, with application to all prior periods presented. The Company does not expect ASU 2014-16 to have an impact on the Company's financial condition, results of operations or cash flows.

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. The standard also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

In August 2015, the FASB issued ASU 2015-14 to amend the effective date of ASU 2014-09 to fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted as of the original effective date, which was January 1, 2017. The provisions of ASU 2014-09 are effective retrospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2015:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$616.6	$105.1	$0.3	$—	$721.4	$—
U.S. Government agencies and authorities	4.3	—	—	—	4.3	—
State, municipalities and political subdivisions	589.9	13.8	7.9	—	595.8	—
U.S. corporate public securities	9,472.4	384.9	256.8	—	9,600.5	1.4
U.S. corporate private securities	2,336.0	86.3	62.4	—	2,359.9	—
Foreign corporate public securities and foreign governments(1)	2,868.7	95.0	151.5	—	2,812.2	—
Foreign corporate private securities(1)	2,678.8	96.1	63.5	—	2,711.4	—

Residential mortgage-backed securities:
Agency	1,579.5	105.3	4.8	12.8	1,692.8	—
Non-Agency	181.6	46.3	2.1	10.6	236.4	6.4
Total Residential mortgage-backed securities	1,761.1	151.6	6.9	23.4	1,929.2	6.4

Commercial mortgage-backed securities	1,228.9	49.5	3.5	—	1,274.9	6.7
Other asset-backed securities	240.7	9.9	1.4	—	249.2	2.4

Total fixed maturities, including securities pledged	21,797.4	992.2	554.2	23.4	22,258.8	16.9
Less: Securities pledged	252.3	16.0	19.1	—	249.2	—
Total fixed maturities	21,545.1	976.2	535.1	23.4	22,009.6	16.9
Equity securities	116.7	14.6	—	—	131.3	—
Total fixed maturities and equity securities investments	$21,661.8	$990.8	$535.1	$23.4	$22,140.9	$16.9
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2014:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$649.0	$124.1	$—	$—	$773.1	$—
U.S. Government agencies and authorities	45.7	0.9	—	—	46.6	—
State, municipalities and political subdivisions	259.0	18.3	0.1	—	277.2	—
U.S. corporate public securities	8,345.9	762.9	40.2	—	9,068.6	1.5
U.S. corporate private securities	2,020.8	139.5	8.9	—	2,151.4	—
Foreign corporate public securities and foreign governments(1)	2,778.3	159.1	50.3	—	2,887.1	—
Foreign corporate private securities(1)	2,707.1	189.4	5.7	—	2,890.8	—

Residential mortgage-backed securities:
Agency	1,613.5	125.4	3.6	15.7	1,751.0	0.2
Non-Agency	227.9	54.6	2.2	12.1	292.4	8.7
Total Residential mortgage-backed securities	1,841.4	180.0	5.8	27.8	2,043.4	8.9

Commercial mortgage-backed securities	998.9	79.2	0.1	—	1,078.0	6.7
Other asset-backed securities	389.0	13.1	1.7	—	400.4	2.6

Total fixed maturities, including securities pledged	20,035.1	1,666.5	112.8	27.8	21,616.6	19.7
Less: Securities pledged	224.4	17.8	6.9	—	235.3	—
Total fixed maturities	19,810.7	1,648.7	105.9	27.8	21,381.3	19.7
Equity securities	107.4	14.5	—	—	121.9	—
Total fixed maturities and equity securities investments	$19,918.1	$1,663.2	$105.9	$27.8	$21,503.2	$19.7
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2015, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$517.8	$526.1
After one year through five years	4,368.7	4,505.6
After five years through ten years	6,569.5	6,598.3
After ten years	7,110.7	7,175.5
Mortgage-backed securities	2,990.0	3,204.1
Other asset-backed securities	240.7	249.2
Fixed maturities, including securities pledged	$21,797.4	$22,258.8

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2015 and 2014, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2015
Communications	$1,218.8	$67.1	$28.6	$1,257.3
Financial	2,651.5	146.8	13.1	2,785.2
Industrial and other companies	7,778.2	267.7	180.7	7,865.2
Energy	2,655.2	26.1	261.8	2,419.5
Utilities	2,150.7	122.1	21.8	2,251.0
Transportation	560.6	14.0	13.8	560.8
Total	$17,015.0	$643.8	$519.8	$17,139.0

December 31, 2014
Communications	$1,226.1	$136.8	$2.4	$1,360.5
Financial	2,310.5	221.4	1.6	2,530.3
Industrial and other companies	6,943.6	483.5	43.3	7,383.8
Energy	2,685.1	152.1	48.2	2,789.0
Utilities	1,889.6	193.0	2.8	2,079.8
Transportation	450.7	40.3	1.3	489.7
Total	$15,505.6	$1,227.1	$99.6	$16,633.1

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2015 and 2014, approximately 63.8% and 57.3%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2015 and 2014, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2015 and 2014, the fair value of loaned securities was $178.9 and $174.9, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2015 and 2014, collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $185.9 and $182.0, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2015 and 2014, liabilities to return collateral of $185.9 and $182.0, respectively, is included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The following table sets forth borrowings under securities lending transactions by class of collateral pledged for the dates indicated:

	December 31, 2015	December 31, 2014
U.S. Treasuries	$—	$55.7
U.S. corporate public securities	111.7	68.8
Foreign corporate public securities and foreign governments	74.2	57.5
Payables under securities loan agreements	$185.9	$182.0

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $0.4 and $0.7 as of December 31, 2015 and 2014, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2015:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$69.4	$0.3	$—	$—		$—	$—	$69.4	$0.3
U.S. Government, agencies and authorities	—	—	—	—		—	—	—	—
State, municipalities and political subdivisions	191.3	2.2	150.3	5.7		—	—	341.6	7.9
U.S. corporate public securities	1,764.0	67.6	1,708.3	136.4		209.6	52.8	3,681.9	256.8
U.S. corporate private securities	373.2	10.9	410.5	43.8		35.8	7.7	819.5	62.4
Foreign corporate public securities and foreign governments	670.0	33.8	485.8	55.8		195.7	61.9	1,351.5	151.5
Foreign corporate private securities	546.0	42.1	213.3	16.5		19.6	4.9	778.9	63.5
Residential mortgage-backed	116.5	1.7	42.3	0.9		128.4	4.3	287.2	6.9
Commercial mortgage-backed	156.9	1.4	78.8	2.1		—	—	235.7	3.5
Other asset-backed	22.6	0.1	0.4	—	*	13.7	1.3	36.7	1.4
Total	$3,909.9	$160.1	$3,089.7	$261.2		$602.8	$132.9	$7,602.4	$554.2
*Less than $0.1

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2014:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$12.4	$—	*	$—	$—	$—	$—	$12.4	$—	*
U.S. Government, agencies and authorities	2.3	—	*	—	—	—	—	2.3	—	*
State, municipalities and political subdivisions	22.5	0.1		—	—	—	—	22.5	0.1
U.S. corporate public securities	611.8	18.0		14.9	1.4	612.8	20.8	1,239.5	40.2
U.S. corporate private securities	160.3	2.0		19.9	0.1	100.0	6.8	280.2	8.9
Foreign corporate public securities and foreign governments	545.4	33.5		9.7	0.2	324.4	16.6	879.5	50.3
Foreign corporate private securities	125.6	2.2		—	—	25.8	3.5	151.4	5.7
Residential mortgage-backed	94.5	0.7		25.2	0.6	163.1	4.5	282.8	5.8
Commercial mortgage-backed	59.1	0.1		—	—	—	—	59.1	0.1
Other asset-backed	27.0	0.1		—	—	18.4	1.6	45.4	1.7
Total	$1,660.9	$56.7		$69.7	$2.3	$1,244.5	$53.8	$2,975.1	$112.8
*Less than $0.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 81.9% and 95.9% of the average book value as of December 31, 2015 and 2014, respectively.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2015
Six months or less below amortized cost	$3,980.3	$747.5	$141.7	$211.4	762	104
More than six months and twelve months or less below amortized cost	3,001.4	27.6	156.6	13.4	485	2
More than twelve months below amortized cost	382.5	17.3	26.9	4.2	144	2
Total	$7,364.2	$792.4	$325.2	$229.0	1,391	108

December 31, 2014
Six months or less below amortized cost	$1,690.4	$59.7	$50.5	$13.2	341	13
More than six months and twelve months or less below amortized cost	115.1	—	6.7	—	34	—
More than twelve months below amortized cost	1,220.5	2.2	41.8	0.6	223	2
Total	$3,026.0	$61.9	$99.0	$13.8	598	15

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost			Unrealized Capital Losses				Number of Securities
	< 20%	> 20%		< 20%		> 20%		< 20%	> 20%
December 31, 2015
U.S. Treasuries	$69.7	$—		$0.3		$—		14	—
U.S. Government, agencies and authorities	—	—		—		—		—	—
State, municipalities and political subdivisions	349.5	—		7.9		—		117	—
U.S. corporate public securities	3,565.2	373.5		153.5		103.3		651	58
U.S. corporate private securities	791.0	90.9		34.6		27.8		87	4
Foreign corporate public securities and foreign governments	1,211.9	291.1		63.6		87.9		254	40
Foreign corporate private securities	807.3	35.1		53.9		9.6		85	5
Residential mortgage-backed	294.1	—		6.9		—		130	—
Commercial mortgage-backed	239.2	—		3.5		—		38	—
Other asset-backed	36.3	1.8		1.0		0.4		15	1
Total	$7,364.2	$792.4		$325.2		$229.0		1,391	108

December 31, 2014
U.S. Treasuries	$12.4	$—		$—	*	$—		1	—
U.S. Government, agencies and authorities	2.3	—		—	*	—		1	—
State, municipalities and political subdivisions	22.6	—		0.1		—		8	—
U.S. corporate public securities	1,270.1	9.6		38.1		2.1		224	4
U.S. corporate private securities	273.6	15.5		5.3		3.6		30	1
Foreign corporate public securities and foreign governments	903.6	26.2		44.5		5.8		165	5
Foreign corporate private securities	148.7	8.4		4.0		1.7		20	1
Residential mortgage-backed	288.6	—	*	5.8		—	*	124	2
Commercial mortgage-backed	59.2	—		0.1		—		11	—
Other asset-backed	44.9	2.2		1.1		0.6		14	2
Total	$3,026.0	$61.9		$99.0		$13.8		598	15
* Less than $0.1.

Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired (typically pre-2008) indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on the valuation of a particular security within the trust will also be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2015 and 2014, the Company had no new troubled debt restructurings for private placement or commercial mortgage loans.

As of December 31, 2015 the Company held 8 commercial mortgage troubled debt restructured loans with a carrying value of $5.9. These 8 commercial mortgage loans were restructured in August 2013 with a pre-modification and post modification carrying value of $18.6. These loans represent what remains of an initial portfolio of 20 restructures with a pre-modification and post modification carrying value of $39.4. This portfolio of loans is comprised of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2015, these loans have repaid $33.5 in principal.

As of December 31, 2015 and 2014, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2015			December 31, 2014
	Impaired	Non Impaired	Total	Impaired	Non Impaired	Total
Commercial mortgage loans	$10.7	$3,719.6	$3,730.3	$32.4	$3,481.7	$3,514.1
Collective valuation allowance for losses	N/A	(1.2)	(1.2)	N/A	(1.1)	(1.1)
Total net commercial mortgage loans	$10.7	$3,718.4	$3,729.1	$32.4	$3,480.6	$3,513.0
N/A - Not Applicable

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2015 and 2014.

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2015	December 31, 2014
Collective valuation allowance for losses, balance at January 1	$1.1	$1.2
Addition to (reduction of) allowance for losses	0.1	(0.1)
Collective valuation allowance for losses, end of period	$1.2	$1.1

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2015	December 31, 2014
Impaired loans without allowances for losses	$10.7	$32.4
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$10.7	$32.4
Unpaid principal balance of impaired loans	$12.2	$33.9

As of December 31, 2015 and 2014 the Company did not have any impaired loans with allowances for losses.

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2015	December 31, 2014
Troubled debt restructured loans	$5.9	$27.3

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2015 and 2014.

There were two loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2015, with a total amortized cost of $1.0. There were no loans in arrears, with respect to principal and interest as of December 31, 2014.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Impaired loans, average investment during the period (amortized cost)(1)	$21.6	$37.6	$24.2
Interest income recognized on impaired loans, on an accrual basis(1)	1.2	2.2	1.4
Interest income recognized on impaired loans, on a cash basis(1)	1.3	2.1	1.4
Interest income recognized on troubled debt restructured loans, on an accrual basis	0.8	1.8	1.0
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2015 (1)	December 31, 2014 (1)
Loan-to-Value Ratio:
0% - 50%	$395.1	$411.0
>50% - 60%	969.4	824.1
>60% - 70%	2,158.2	2,107.9
>70% - 80%	204.8	159.7
>80% and above	2.8	11.4
Total Commercial mortgage loans	$3,730.3	$3,514.1
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2015 (1)	December 31, 2014 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,957.7	$2,600.1
>1.25x - 1.5x	494.5	520.0
>1.0x - 1.25x	208.6	258.7
Less than 1.0x	38.6	131.3
Commercial mortgage loans secured by land or construction loans	30.9	4.0
Total Commercial mortgage loans	$3,730.3	$3,514.1
(1) Balances do not include collective valuation allowance for losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2015 (1)		December 31, 2014 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$867.5	23.3%	$802.6	22.8%
South Atlantic	857.3	23.0%	746.5	21.2%
Middle Atlantic	556.1	14.9%	505.8	14.4%
West South Central	414.8	11.1%	448.4	12.8%
Mountain	304.1	8.2%	274.0	7.8%
East North Central	380.8	10.2%	355.3	10.1%
New England	81.4	2.2%	74.8	2.1%
West North Central	208.6	5.6%	219.6	6.3%
East South Central	59.7	1.5%	87.1	2.5%
Total Commercial mortgage loans	$3,730.3	100.0%	$3,514.1	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2015 (1)		December 31, 2014 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,330.8	35.7%	$1,236.4	35.2%
Industrial	741.3	19.9%	796.8	22.7%
Apartments	630.4	16.9%	550.6	15.7%
Office	586.3	15.7%	443.1	12.6%
Hotel/Motel	177.6	4.7%	149.7	4.2%
Mixed Use	47.1	1.3%	142.8	4.1%
Other	216.8	5.8%	194.7	5.5%
Total Commercial mortgage loans	$3,730.3	100.0%	$3,514.1	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2015 (1)	December 31, 2014 (1)
Year of Origination:
2015	$745.3	$—
2014	558.0	580.0
2013	709.2	758.8
2012	748.2	854.5
2011	553.2	674.4
2010	48.4	66.0
2009 and prior	368.0	580.4
Total Commercial mortgage loans	$3,730.3	$3,514.1
(1) Balances do not include collective valuation allowance for losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2015		2014			2013
	Impairment	No. of Securities	Impairment		No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$8.5	8	$1.7		3	$—	—
Foreign corporate public securities and foreign governments(1)	34.2	9	3.7		7	1.8	1
Foreign corporate private securities(1)	0.7	1	—		—	—	—
Residential mortgage-backed	2.4	26	1.6		26	3.4	35
Commercial mortgage-backed	—	—	0.1		2	0.3	3
Other asset-backed	0.1	1	—	*	1	0.3	2
Equity securities	—	—	—		—	0.1	1
Total	$45.9	45	$7.1		39	$5.9	42
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

The above tables include $3.8, $1.6 and $4.8 of write-downs related to credit impairments for the years ended December 31, 2015, 2014 and 2013, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $42.1, $5.5 and $1.1 in write-downs for the years ended December 31, 2015, 2014 and 2013, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2015		2014		2013
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$8.5	7	$1.6	3	$—	—
Foreign corporate public securities and foreign governments(1)	32.5	8	3.7	7	—	—
Foreign corporate private securities(1)	—	—	—	—	—	—
Residential mortgage-backed	1.1	5	0.1	3	0.8	6
Commercial mortgage-backed	—	—	0.1	2	0.3	3
Other asset-backed	—	—	—	—	—	—
Equity securities	—	—	—	—	—	—
Total	$42.1	20	$5.5	15	$1.1	9
(1) Primarily U.S. dollar denominated.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Balance at January 1	$22.4	$28.0	$28.4
Additional credit impairments:
On securities not previously impaired	—	0.7	1.1
On securities previously impaired	1.3	0.9	1.8
Reductions:
Increase in cash flows	0.2	0.6	—
Securities sold, matured, prepaid or paid down	4.2	6.6	3.3
Balance at December 31	$19.3	$22.4	$28.0

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Fixed maturities	$1,230.0	$1,216.3	$1,199.4
Equity securities, available-for-sale	4.2	7.1	2.8
Mortgage loans on real estate	194.6	172.7	157.1
Policy loans	12.0	13.3	13.1
Short-term investments and cash equivalents	0.6	0.5	0.9
Other	21.9	30.6	42.6
Gross investment income	1,463.3	1,440.5	1,415.9
Less: investment expenses	53.5	51.1	48.9
Net investment income	$1,409.8	$1,389.4	$1,367.0

As of December 31, 2015, the Company had $1.1 of investments in fixed maturities that did not produce net investment income. As of December 31, 2014, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Fixed maturities, available-for-sale, including securities pledged	$(65.2)	$(14.7)	$0.3
Fixed maturities, at fair value option	(141.2)	(74.6)	(151.5)
Equity securities, available-for-sale	(0.3)	1.3	0.1
Derivatives	(13.7)	50.6	(72.1)
Embedded derivatives - fixed maturities	(4.4)	(1.2)	(24.7)
Guaranteed benefit derivatives	(52.4)	(101.2)	105.5
Other investments	—	0.2	0.2
Net realized capital gains (losses)	$(277.2)	$(139.6)	$(142.2)
After-tax net realized capital gains (losses)	$(180.2)	$(90.7)	$(160.0)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Proceeds on sales	$1,835.4	$1,616.3	$1,830.0
Gross gains	24.6	24.4	23.8
Gross losses	48.7	35.2	22.1

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To-Be-Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company also uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Managed custody guarantees ("MCG"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2015			December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$285.3	$60.1	$—	$513.3	$104.4	$—
Foreign exchange contracts	51.2	10.7	—	51.2	7.7	—
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	25,309.1	362.3	104.0	27,632.9	432.8	209.2
Foreign exchange contracts	144.6	13.9	10.7	130.1	10.6	7.7
Equity contracts	15.9	—	0.1	14.0	—	0.1
Credit contracts	407.5	3.3	0.3	384.0	6.5	—
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	23.4	—	N/A	27.8	—
Within products	N/A	—	184.1	N/A	—	129.2
Within reinsurance agreements	N/A	—	(71.6)	N/A	—	(13.0)
Managed custody guarantees	N/A	—	0.3	N/A	—	—
Total		$473.7	$227.9		$589.8	$333.2

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is through the fourth quarter of 2016.

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2015 and 2014. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$407.5	$3.3	$0.3
Foreign exchange contracts	195.8	24.6	10.7
Interest rate contracts	22,965.5	422.4	103.4
		450.3	114.4
Counterparty netting(1)		(111.7)	(111.7)
Cash collateral netting(1)		(298.0)	(0.3)
Securities collateral netting(1)		(11.0)	(2.4)
Net receivables/payables		$29.6	$—
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$384.0	$6.5	$—
Foreign exchange contracts	181.3	18.3	7.7
Interest rate contracts	28,146.2	537.2	209.2
		562.0	216.9
Counterparty netting(1)		(216.2)	(216.2)
Cash collateral netting(1)		(291.5)	—
Securities collateral netting(1)		(6.6)	—
Net receivables/payables		$47.7	$0.7
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2015, the Company held $120.3 and $179.5 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2014, the Company held $161.5 and $130.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2015, the Company delivered $70.3 of securities and held $11.1 of securities as collateral. As of December 31, 2014, the Company delivered $60.4 of securities and held $6.6 of securities as collateral.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.7	$0.2	$0.2
Foreign exchange contracts	0.6	0.5	0.1
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(16.1)	41.0	(92.8)
Foreign exchange contracts	1.3	4.8	10.0
Equity contracts	(0.7)	1.8	3.4
Credit contracts	0.5	2.3	7.0
Embedded derivatives:
Within fixed maturity investments(2)	(4.4)	(1.2)	(24.7)
Within products(2)	(52.3)	(101.4)	105.3
Within reinsurance agreements(3)	58.5	(41.0)	54.0
Managed custody guarantees(2)	(0.1)	0.2	0.2
Total	$(12.0)	$(92.8)	$62.7
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2015, 2014 and 2013, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2015, the fair value of credit default swaps of $3.3 and $0.3 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2014, the fair value of credit default swaps of $6.5 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2015 and 2014, the maximum potential future exposure to the Company was $384.0 on credit default swaps. These instruments are typically written for a maturity period of 5 years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$660.4	$61.0	$—	$721.4
U.S. Government agencies and authorities	—	4.3	—	4.3
State, municipalities and political subdivisions	—	595.8	—	595.8
U.S. corporate public securities	—	9,598.2	2.3	9,600.5
U.S. corporate private securities	—	1,963.5	396.4	2,359.9
Foreign corporate public securities and foreign governments(1)	—	2,811.7	0.5	2,812.2
Foreign corporate private securities (1)	—	2,553.3	158.1	2,711.4
Residential mortgage-backed securities	—	1,901.0	28.2	1,929.2
Commercial mortgage-backed securities	—	1,262.3	12.6	1,274.9
Other asset-backed securities	—	236.1	13.1	249.2
Total fixed maturities, including securities pledged	660.4	20,987.2	611.2	22,258.8
Equity securities, available-for-sale	83.8	—	47.5	131.3
Derivatives:
Interest rate contracts	—	422.4	—	422.4
Foreign exchange contracts	—	24.6	—	24.6
Equity contracts	—	—	—	—
Credit contracts	—	3.3	—	3.3
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	902.6	—	—	902.6
Assets held in separate accounts	54,283.0	4,623.6	4.0	58,910.6
Total assets	$55,929.8	$26,061.1	$662.7	$82,653.6
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$23.1	$23.1
Stabilizer and MCGs	—	—	161.3	161.3
Other derivatives:
Interest rate contracts	0.6	103.4	—	104.0
Foreign exchange contracts	—	10.7	—	10.7
Equity contracts	0.1	—	—	0.1
Credit contracts	—	0.3	—	0.3
Embedded derivative on reinsurance	—	(71.6)	—	(71.6)
Total liabilities	$0.7	$42.8	$184.4	$227.9
(1) Primarily U.S. dollar denominated.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$712.9	$60.2	$—	$773.1
U.S. Government agencies and authorities	—	46.6	—	46.6
State, municipalities and political subdivisions	—	277.2	—	277.2
U.S. corporate public securities	—	9,049.3	19.3	9,068.6
U.S. corporate private securities	—	1,795.9	355.5	2,151.4
Foreign corporate public securities and foreign governments(1)	—	2,887.1	—	2,887.1
Foreign corporate private securities (1)	—	2,725.1	165.7	2,890.8
Residential mortgage-backed securities	—	2,026.1	17.3	2,043.4
Commercial mortgage-backed securities	—	1,059.0	19.0	1,078.0
Other asset-backed securities	—	398.0	2.4	400.4
Total fixed maturities, including securities pledged	712.9	20,324.5	579.2	21,616.6
Equity securities, available-for-sale	85.3	—	36.6	121.9
Derivatives:
Interest rate contracts	—	537.2	—	537.2
Foreign exchange contracts	—	18.3	—	18.3
Equity contracts	—	—	—	—
Credit contracts	—	6.5	—	6.5
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,046.6	—	1.5	1,048.1
Assets held in separate accounts	57,492.6	5,313.1	2.4	62,808.1
Total assets	$59,337.4	$26,199.6	$619.7	$86,156.7
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$26.3	$26.3
Stabilizer and MCGs	—	—	102.9	102.9
Other derivatives:
Interest rate contracts	—	209.2	—	209.2
Foreign exchange contracts	—	7.7	—	7.7
Equity contracts	0.1	—	—	0.1
Credit contracts	—	—	—	—
Embedded derivative on reinsurance	—	(13.0)	—	(13.0)
Total liabilities	$0.1	$203.9	$129.2	$333.2
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category primarily include certain U.S. Treasury securities.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. Government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities, and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes. As of December 31, 2015, $597.3 and $17.0 billion of a total fair value of $22.3 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2014, $537.1 and $16.4 billion of a total fair value of $21.6 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents exit price for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.The remaining derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2015 and 2014. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2015
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
U.S. Corporate public securities	19.3	—	(0.2)	—	—	—	(0.8)	—	(16.0)	2.3	—
U.S. Corporate private securities	355.5	(0.1)	(14.8)	138.0	—	(2.5)	(91.0)	11.3	—	396.4	(0.2)
Foreign corporate public securities and foreign governments(1)	—	(1.7)	(0.1)	—	—	—	(2.1)	4.4	—	0.5	(1.7)
Foreign corporate private securities(1)	165.7	(0.5)	(1.8)	1.8	—	—	(33.8)	26.7	—	158.1	(0.7)
Residential mortgage-backed securities	17.3	(4.0)	(1.5)	9.8	—	—	—	6.6	—	28.2	(4.0)
Commercial mortgage-backed securities	19.0	—	(0.1)	14.8	—	—	(2.1)	—	(19.0)	12.6	—
Other asset-backed securities	2.4	—	—	12.4	—	—	(0.8)	5.3	(6.2)	13.1	—
Total fixed maturities, including securities pledged	579.2	(6.3)	(18.5)	176.8	—	(2.5)	(130.6)	54.3	(41.2)	611.2	(6.6)
Equity securities, available-for-sale	36.6	—	0.6	10.3	—	—	—	—	—	47.5	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(102.9)	(53.7)	—	—	(4.7)	—	—	—	—	(161.3)	—
FIA(2)	(26.3)	1.3	—	—	(0.1)	—	2.0	—	—	(23.1)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1.5	—	—	—	—	—	(1.5)	—	—	—	—
Assets held in separate accounts(5)	2.4	(0.1)	—	4.1	—	(0.1)	—	—	(2.3)	4.0	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2014
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. government agencies and authorities	$5.1	$—	$—	$—	$—	$—	$—	$—	$(5.1)	$—	$—
U.S. Corporate public securities	39.3	0.1	(0.7)	1.0	—	—	(20.4)	—	—	19.3	0.1
U.S. Corporate private securities	106.0	(0.1)	(1.0)	99.2	—	—	—	151.4	—	355.5	(0.1)
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	42.8	0.1	(2.0)	56.3	—	—	(1.2)	83.0	(13.3)	165.7	0.1
Residential mortgage-backed securities	23.7	(1.1)	0.2	7.0	—	—	—	—	(12.5)	17.3	(1.1)
Commercial mortgage-backed securities	—	—	—	19.0	—	—	—	—	—	19.0	—
Other asset-backed securities	17.7	1.2	(0.9)	—	—	—	(10.1)	—	(5.5)	2.4	—
Total fixed maturities, including securities pledged	234.6	0.2	(4.4)	182.5	—	—	(31.7)	234.4	(36.4)	579.2	(1.0)
Equity securities, available-for-sale	35.9	—	0.7	—	—	—	—		—	36.6	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	—	(98.2)	—	—	(4.7)	—	—	—	—	(102.9)	—
FIA(2)	(23.1)	(3.0)	—	—	(0.2)	—	—	—	—	(26.3)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—	—	1.5	—	—	—	—	—	1.5	—
Assets held in separate accounts(5)	13.1	0.1	—	1.3	—	(4.4)	—	0.2	(7.9)	2.4	(0.1)

(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2015 and 2014, the transfers in and out of Level 3 for fixed maturities and equity securities, as well as separate accounts, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its guaranteed benefit derivatives is presented in the following sections and table.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2015:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 7.3%
Nonperformance risk	0.23% to 1.3%		0.23% to 1.3%
Actuarial Assumptions:
Partial Withdrawals	0.4% to 3.2%		—
Lapses	0% to 45%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	90%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	10%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2014:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.2% to 7.6%
Nonperformance risk	0.13% to 1.1%		0.13% to 1.1%
Actuarial Assumptions:
Partial Withdrawals	0.4% to 3.2%		—
Lapses	0% to 45%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 65%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-45%	0-15%
Stabilizer with Recordkeeping Agreements	13%	0-50%	0-25%	0-65%	0-25%
Aggregate of all plans	100%	0-50%	0-25%	0-65%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$22,258.8	$22,258.8	$21,616.6	$21,616.6
Equity securities, available-for-sale	131.3	131.3	121.9	121.9
Mortgage loans on real estate	3,729.1	3,881.1	3,513.0	3,680.6
Policy loans	229.8	229.8	239.1	239.1
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	902.6	902.5	1,048.1	1,048.1
Derivatives	450.3	450.3	562.0	562.0
Notes receivable from affiliates	175.0	208.4	175.0	216.7
Assets held in separate accounts	58,910.6	58,910.6	62,808.1	62,808.1
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	22,979.4	27,612.3	21,503.3	26,023.3
Supplementary contracts, immediate annuities and other	411.8	479.2	442.4	546.3
Deposit liabilities	194.8	194.8	201.1	201.1
Derivatives:
Guaranteed benefit derivatives:
FIA	23.1	23.1	26.3	26.3
Stabilizer and MCGs	161.3	161.3	102.9	102.9
Other derivatives	115.1	115.1	217.0	217.0
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(71.6)	(71.6)	(13.0)	(13.0)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Deposit liabilities: Fair value is estimated based on the fair value of the liabilities for the underlying contracts and are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s long-term debt is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk. Long-term debt is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA	Total
Balance at January 1, 2013	$296.5	$381.4	$677.9
Deferrals of commissions and expenses	71.3	7.2	78.5
Amortization:
Amortization	(69.7)	(83.6)	(153.3)
Interest accrued(1)	34.0	61.0	95.0
Net amortization included in the Consolidated Statements of Operations	(35.7)	(22.6)	(58.3)
Change in unrealized capital gains/losses on available-for-sale securities	144.1	330.6	474.7
Balance as of December 31, 2013	476.2	696.6	1,172.8
Deferrals of commissions and expenses	69.8	6.9	76.7
Amortization:
Amortization	(91.0)	(113.3)	(204.3)
Interest accrued(1)	35.9	59.2	95.1
Net amortization included in the Consolidated Statements of Operations	(55.1)	(54.1)	(109.2)
Change in unrealized capital gains/losses on available-for-sale securities	(94.4)	(122.6)	(217.0)
Balance as of December 31, 2014	396.5	526.8	923.3
Deferrals of commissions and expenses	76.9	5.8	82.7
Amortization:
Amortization	(106.8)	(117.9)	(224.7)
Interest accrued(1)	36.2	55.9	92.1
Net amortization included in the Consolidated Statements of Operations	(70.6)	(62.0)	(132.6)
Change in unrealized capital gains/losses on available-for-sale securities	117.6	238.1	355.7
Balance as of December 31, 2015	$520.4	$708.7	$1,229.1

(1)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2015 and 2014 and 1.0% to 7.0% during 2013.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2016	$56.2
2017	40.4
2018	36.2
2019	33.2
2020	30.0

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2015, the account value for the separate account contracts with guaranteed minimum benefits was $36.9 billion. The additional liability recognized related to minimum guarantees was $171.6. As of December 31, 2014, the account value for the separate account contracts with guaranteed minimum benefits was $39.0 billion. The additional liability recognized related to minimum guarantees was $111.5.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2015 and 2014 was $7.8 billion and $9.3 billion, respectively.

7.    Reinsurance

At December 31, 2015, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2015, the Company had agreements with two of its affiliates, Langhorne I, LLC, and Security Life of Denver International ("SLDI"), which are accounted for under the deposit method of accounting, for which the deposit receivable was $91.0 and $93.9 at December 31, 2015 and 2014, respectively. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2015 and 2014, the Company had $1.8 billion and $1.9 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $8.4 and $9.7 were maintained for this contract as of December 31, 2015 and 2014, respectively.

Reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2015	2014
Reserves ceded and claims recoverable	$1,837.2	$1,927.8
Other	1.6	1.7
Total	$1,838.8	$1,929.5

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Premiums:
Direct premiums	$657.2	$88.9	$37.4
Reinsurance assumed	—	0.1	0.1
Reinsurance ceded	(0.1)	(0.2)	(0.2)
Net premiums	$657.1	$88.8	$37.3

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2015, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $321.0, $231.0 of which was paid on May 20, 2015 and $90.0 of which was paid on December 23, 2015. During the year ended December 31, 2014, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $371.0, $281.0 of which was paid on May 19, 2014 and $90.0 of which was paid on December 22, 2014. On December 23, 2015 and December 9, 2014, VFP paid a $115.0 and $95.0 dividend, respectively, to VRIAC, its parent. During the year ended December 31, 2015, DSL did not pay any dividends to VRIAC, its parent. On October 3, 2014, DSL paid a $30.0 dividend to VRIAC.

During the years ended December 31, 2015 and 2014, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $317.5, $321.7 and $175.2, for the years ended December 31, 2015, 2014 and 2013, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2015 and 2014.

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2015	2014	2013
Fixed maturities, net of OTTI	$438.0	$1,553.7	$820.9
Equity securities, available-for-sale	14.6	14.5	15.5
Derivatives	208.3	202.6	133.0
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(196.4)	(552.4)	(335.3)
Premium deficiency reserve adjustment	(66.5)	(129.8)	(82.4)
Unrealized capital gains (losses), before tax	398.0	1,088.6	551.7
Deferred income tax asset (liability)	(18.1)	(255.5)	(66.1)
Unrealized capital gains (losses), after tax	379.9	833.1	485.6
Pension and other postretirement benefits liability, net of tax	6.9	8.4	9.8
AOCI	$386.8	$841.5	$495.4

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2015
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,183.7)		$410.0	$(773.7)
Equity securities	(0.2)		0.1	(0.1)
OTTI	2.8		(1.0)	1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	65.5		(22.9)	42.6
DAC/VOBA and Sales inducements	356.0	(1)	(124.6)	231.4
Premium deficiency reserve adjustment	63.3		(22.2)	41.1
Change in unrealized gains/losses on available-for-sale securities	(696.3)		239.4	(456.9)

Derivatives:
Derivatives	19.7	(2)	(6.9)	12.8
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(14.0)		4.9	(9.1)
Change in unrealized gains/losses on derivatives	5.7		(2.0)	3.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.3)	(3)	0.8	(1.5)
Change in pension and other postretirement benefits liability	(2.3)		0.8	(1.5)
Change in Other comprehensive income (loss)	$(692.9)		$238.2	$(454.7)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$713.0		$(251.0)	$462.0
Equity securities	(1.3)		0.5	(0.8)
OTTI	5.1		(1.8)	3.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	15.0		(5.3)	9.7
DAC/VOBA and Sales inducements	(217.1)	(1)	76.0	(141.1)
Premium deficiency reserve adjustment	(47.4)		16.6	(30.8)
Change in unrealized gains/losses on available-for-sale securities	467.3		(165.0)	302.3

Derivatives:
Derivatives	77.0	(2)	(27.0)	50.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(7.4)		2.6	(4.8)
Change in unrealized gains/losses on derivatives	69.6		(24.4)	45.2

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8	(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8	(1.4)
Change in Other comprehensive income (loss)	$534.7		$(188.6)	$346.1
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,372.1)		$542.1	(4)	$(830.0)
Equity securities	2.0		(0.7)		1.3
OTTI	2.7		(0.9)		1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(0.6)		0.2		(0.4)
DAC/VOBA and Sales inducements	475.3	(1)	(166.4)		308.9
Premium deficiency reserve adjustment	70.2		(24.6)		45.6
Change in unrealized gains/losses on available-for-sale securities	(822.5)		349.7		(472.8)

Derivatives:
Derivatives	(79.5)	(2)	27.9		(51.6)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(2.7)		0.9		(1.8)
Change in unrealized gains/losses on derivatives	(82.2)		28.8		(53.4)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8		(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8		(1.4)
Change in Other comprehensive income (loss)	$(906.9)		$379.3		$(527.6)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $67.6 valuation allowance. See the Income Taxes Note to these Consolidated Financial Statements for additional information.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Current tax expense (benefit):
Federal	$54.1	$85.7	$144.6
Total current tax expense (benefit)	54.1	85.7	144.6
Deferred tax expense (benefit):
Federal	(1.3)	(11.2)	62.4
Total deferred tax expense (benefit)	(1.3)	(11.2)	62.4
Total income tax expense (benefit)	$52.8	$74.5	$207.0

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2015	2014	2013
Income (loss) before income taxes	$226.0	$306.2	$490.5
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	79.1	107.2	171.7
Tax effect of:
Dividends received deduction	(23.7)	(30.7)	(26.6)
Valuation allowance	(3.6)	(0.4)	67.6
Audit settlements	(0.1)	(0.1)	(0.3)
Tax Credit	3.6	0.4	—
Other	(2.5)	(1.9)	(5.4)
Income tax expense (benefit)	$52.8	$74.5	$207.0
Effective tax rate	23.4%	24.3%	42.2%

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2015	2014
Deferred tax assets
Insurance reserves	$197.1	$219.1
Investments	197.9	190.8
Compensation and benefit	69.6	83.1
Other assets	8.6	7.4
Total gross assets before valuation allowance	473.2	500.4
Less: Valuation allowance	7.1	10.7
Assets, net of valuation allowance	466.1	489.7

Deferred tax liabilities
Net unrealized investment (gains) losses	(208.0)	(573.0)
Deferred policy acquisition costs	(391.1)	(284.2)
Total gross liabilities	(599.1)	(857.2)
Net deferred income tax asset (liability)	$(133.0)	$(367.5)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2015 and December 31, 2014, the Company had total valuation allowances of approximately $7.1 and $10.7, respectively. As of December 31, 2015 and December 31, 2014, $126.4 and $130.0, respectively, of these valuation allowances were allocated to continuing operations, and $(119.3), as of the end of each period, was allocated to Other comprehensive income related to realized and unrealized capital losses.

For the years ended December 31, 2015 and 2014, the decreases in the valuation allowance were $3.6 and $0.4, respectively, all of which were allocated to continuing operations. For the year ended, December 31, 2013, there was no net change in the valuation allowance, but the valuation allowance allocated to continuing operations increased $67.6 and the valuation allowance allocated to Other comprehensive income decreased $67.6.

Tax Sharing Agreement

The Company had a receivable from Voya Financial, Inc. of $10.5 as of December 31, 2015 and a receivable from Voya Financial, Inc. of $10.1 as of December 31, 2014, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. Also, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial, Inc. would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial, Inc., will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2015 and 2014.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2015 and 2014.

Tax Regulatory Matters

During April 2015, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2013. The 2013 audit settlement did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2014 will be finalized within the next twelve months. Voya Financial, Inc. (including the Company) and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2014 through 2016.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company. For participants in the Retirement Plan as of December 31, 2011, there was a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula which ended December 31, 2013.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $6.0, $6.2 and $6.5 for the years ended December 31, 2015, 2014 and 2013, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.8, $10.6 and $10.8, for the years ended December 31, 2015, 2014 and 2013, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014
Change in benefit obligation:
Benefit obligation, January 1	$96.6	$84.1
Interest cost	4.1	4.0
Benefits paid	(5.3)	(4.8)
Actuarial (gains) losses on obligation	(7.3)	13.3
Benefit obligation, December 31	$88.1	$96.6

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2015 and 2014:

	December 31,
	2015	2014
Accrued benefit cost	$(88.1)	$(96.6)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(3.7)	(4.9)
Net amount recognized	$(91.8)	$(101.5)

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2015 and 2014 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2015	2014
Discount rate	4.81%	4.36%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.81% was the appropriate discount rate as of December 31, 2015, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2015	2014	2013
Discount rate	4.36%	4.95%	4.05%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Interest cost	$4.1	$4.0	$3.8
Amortization of prior service cost (credit)	(1.2)	(1.2)	(1.2)
Net (gain) loss recognition	(7.3)	13.3	(9.1)
Net periodic (benefit) cost	$(4.4)	$16.1	$(6.5)

Cash Flows

In 2016, the Company is expected to contribute $5.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2016 through 2020 and thereafter through 2025, are estimated to be $5.5, $5.6, $5.7, $5.6, $6.0 and $27.9, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 through 2015. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from Voya Financial, Inc. and ING Group of $22.0, $25.1 and $17.0 for the years ended December 31, 2015, 2014 and 2013, respectively.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company recognized tax benefits of $7.7, $8.6 and $6.0 in 2015, 2014 and 2013, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial, Inc. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The Voya Financial, Inc. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2015, 2014 and 2013, were $12.5, $12.8 and $11.3, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development ("DECD") loaned VRIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). The loan has a term of twenty years and bears an annual interest rate of 1.0%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, VRIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if VRIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to VRIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if VRIAC and its Voya affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. VRIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, Voya Services Company. In November 2012, VRIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2015 and 2014, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2015, 2014 and 2013, rent expense for leases was $4.1, $3.8 and $4.0, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2015 and 2014, the Company had off-balance sheet commitments to acquire mortgage loans of $221.0 and $194.6, respectively, and purchase limited partnerships and private placement investments of $330.4 and $139.4, respectively.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2015	2014
Other fixed maturities-state deposits	$13.5	$13.5
Securities pledged(1)	249.2	235.3
Total restricted assets	$262.7	$248.8
(1) Includes the fair value of loaned securities of $178.9 and $174.9 as of December 31, 2015 and 2014, respectively. In addition, as of December 31, 2015 and 2014, the Company delivered securities as collateral of $70.3 and $60.4, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2015, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred in the amounts of $51.5, $50.2 and $48.5, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred in the amounts of $235.1, $197.7 and $187.1, respectively.

•
Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002, December 31, 2007 and October 1, 2008. For the years ended December 31, 2015, 2014 and 2013, net expenses related to the agreement were incurred in the amount of $26.7, $26.9 and $22.6, respectively.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Service agreement with Voya Institutional Plan Services, LLC ("VIPS") effective November 30, 2008 pursuant to which VIPS provides record-keeper services to certain benefit plan clients of VRIAC. For the years ended December 31, 2015, 2014 and 2013, VRIAC's net earnings related to the agreement were in the amount of $7.5, $8.1 and $8.2, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2015, 2014 and 2013, revenue under the VIM intercompany agreement was $35.0, $31.9 and $30.5, respectively.

•
Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, Inc.("VFA"), an affiliate of VRIAC.  For the years ended December 31, 2015, 2014 and 2013 commission expenses incurred by VRIAC were $74.0, $71.6 and $71.1, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2015, 2014 and 2013, commissions were collected in the amount of $229.7, $244.9 and $242.1, respectively. Such commissions are, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contracting Party. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred under these intercompany agreements in the aggregate amount of $206.5, $231.5 and $230.5, respectively.

•
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred under this service agreement in the amount of $2.8, $3.3 and $3.4, respectively.

•
Administrative and advisory services agreements with Voya Investments, LLC and VIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of Voya Investors Trust. For the years ended December 31, 2015, 2014 and 2013, expenses were incurred in the amounts of $67.8, $45.5 and $34.0, respectively.

Reinsurance Agreements

The Company has entered into the following agreements that were accounted for under the deposit method with two of its affiliates. As of December 31, 2015 and 2014, the Company had deposit assets of $91.0 and $93.9, respectively, and deposit liabilities of $194.8 and $201.1, respectively, related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC, an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed Custody Guarantee business.

Effective, December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company will reinsure to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York will be

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York will be 100%.

Investment Advisory and Other Fees

Effective January 1, 2007, VRIAC's investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"), was assigned to DSL. VRIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay VRIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $258.9, $210.4 and $152.4 (excludes fees paid to Voya Investment Management Co. LLC) in 2015, 2014 and 2013, respectively.

DSL has been retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earns a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL has entered into an administrative services subcontract with Voya Investments, LLC, an affiliate, pursuant to which Voya Investments, LLC, provides certain management, administrative and other services to Voya Investors Trust and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2015, 2014 and 2013, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $379.7, $414.3 and $418.2, respectively. At December 31, 2015 and 2014, DSL had $30.1 and $33.0, respectively, receivable from Voya Investors Trust under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2016, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2015 and 2014, interest on any borrowing by either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities. During the year ended December 31, 2013, interest on any Company borrowing was charged at the rate of Voya Financial, Inc.'s cost of funds for the interest period, plus 0.15%. During the year ended December 31, 2013, interest on any Voya Financial, Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred $0.1 interest expense for the year ended December 31, 2015. The Company incurred immaterial interest expense for the year ended December 31, 2014 and no interest expense for the year ended December 31, 2013. The Company earned interest income of $0.8 and $0.4 for the years ended December 31, 2015 and 2014, respectively. The Company earned no interest income for the year ended December 31, 2013. Interest expense and income are included in Interest expense and Net investment income, respectively, in the Consolidated Statements of Operations.  As of December 31, 2015 and 2014, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for the years ended December 31, 2015, 2014 and 2013.

C-73

Form No. SAI.109622-16	VRIAC Ed. May 2016

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2015
-	Statements of Operations for the year ended December 31, 2015
-	Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2015 and 2014
-	Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2015, 2014 and 2013
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2015, 2014 and 2013
-	Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(3.5)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.6)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.7)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(3.8)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.9)

Amendment No. 3, effective as of April 1, 2015, to the Intercompany Agreement dated as of December 22, 2010, as amended, by and between Directed Services LLC and Voya Retirement Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-109622), as filed on April 16, 2016.

(4.1)	Variable Annuity Contract (A050SP96) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed on August 2, 1996.

(4.2)	Variable Annuity Contract (A050SP99) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.
(4.3)

Endorsement SPIAE99 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.4)

Endorsement SPIAE-01 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 18, 2001.

(4.5)

Endorsement SPIAEVW99 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.6)

Endorsement SPIAEW99 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.7)

Endorsement SPIAEVPG99 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.8)

Endorsement SPIAEVMI-01 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 18, 2001.

(4.9)

Endorsement E401SP96 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.10)

Endorsement E403SP96 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.11)

Endorsement SPIA457-99 to Variable Annuity Contract A050SP99 • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.12)	Variable Annuity Contract (SPIA(GR)99) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.
(4.13)

Variable Annuity Contract Certificate (SPIA(GR)-99CERT) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.14)

Endorsement SPIAE(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.15)

Endorsement SPIAEVW(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.16)

Endorsement SPIAEW(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.17)

Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.18)

Endorsement SPIAE401(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.19)

Endorsement SPIAE403(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.20)

Endorsement SPIAE457(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.21)

Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.22)

Endorsement EEGTRRA-HEG(01) to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)99CERT • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.

(4.23)

Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(4.24)

Endorsement EVNMCHG (09/14) to Contract SPIA(GR)-99, A050SP99 and Certificate SPIAGR-99CERT Company • Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-109622), as filed on April 16, 2016.

(4.25)

Variable Annuity Contract Schedule A050SP99(5/09) • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109622), as filed on April 14, 2010.

(5.1)

Variable Annuity Contract Information Form (121665) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(5.2)

Variable Annuity Contract Information Form (121665) for New York • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(5.3)	Contract Application Form 121665 (01/09) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109622), as filed on April 14, 2013.
(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.2)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.3)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.4)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.5)

First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.6)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund V and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.7)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.8)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 and amended on by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.9)

First Amendment effective as of April 1, 2005 to Service Contract dated June 20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and amended on April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.10)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.11)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.12)

Amendment effective June 5, 2007 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, LLC and also amended on November 17, 2011 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.13)

Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and ING Financial Advisers, LLC and amended on June 5, 2007 and November 17, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.14)

Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation Agreement dated December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Insurance and Annuity company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), and amended on June 5, 2007, November 17, 2011 and August 12, 2013 Company • Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-109622), as filed on April 16, 2016.

(8.15)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.16)

Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.17)

Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on May 17, 2006 and November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.18)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.19)

Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August 1, 2003.

(8.20)

Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.21)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company  and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.22)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005, December 7, 2005 and April 28, 2006 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005 and by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration (File No. 333-134760), as filed on June 6, 2006.

(8.23)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company  • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.24)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, December 7, 2005 and April 28, 2006 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No.28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration Statement (File No. 333-134760), as filed on June 6, 2006.

(8.25)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.26)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. and amended on December 31, 1999, February 11, 2000, May 1, 2000, February 27, 2001 and June 19, 2001 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as filed on April 4. 2000, and by reference to Post-Effective Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.

(8.27)

Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.28)

Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on February 11, 2000, May 1, 2000 and June 26, 2001 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.

(8.29)

Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

(8.30)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.31)

Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.32)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.33)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.34)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company and amended on November 17, 2000 and July 12, 2002• Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.

(8.35)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.36)

First Amendment dated October 1, 2000 to the Service Agreement dated June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(8.37)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.38)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.39)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund Participation Agreement effective as of July 20, 2001 among ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.40)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.41)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett Series Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.42)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.   Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Alain M. Karaoglan	230 Park Avenue New York, NY 10169	Director
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Chetlur S. Ragavan	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Michael S. Smith	1475 Dunwoody Drive West Chester, PA 19380	Director
Ewout L. Steenbergen	230 Park Avenue New York, NY 10169	Director and Executive Vice President, Finance
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer

Name	Principal Business Address	Positions and Offices with Depositor
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Ralph R. Ferraro	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Michael J. Gioffre	One Orange Way Windsor, CT 06095-4774	Senior Vice President, Compliance
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Carolyn M. Johnson	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Appointed Actuary
Richard T. Mason	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Gilbert E. Mathis	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Kristi L. Cooper	909 Locust Street Des Moines, IA 50309	Vice President, Compliance
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Spencer T. Shell	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on February 5, 2016; File No. 333-133944.

Item 27.   Number of Contract Owners

As of February 29, 2016, there were 615,149 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)     In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
James L. Nichols, IV	One Orange Way Windsor, CT 06095-4774	Director and President
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Richard H. Linton, Jr.	One Orange Way Windsor, CT 06095-4774	Director
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Brian M. Wilson	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Secretary
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
M. Bishop Bastien	1474 Stone Point Drive, Suite 129 Roseville, CA 95661	Vice President
Dianne C. Bogoian	One Orange Way Windsor, CT 06095-4774	Vice President
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Vice President
Molly A. Garrett	One Orange Way Windsor, CT 06095-4774	Vice President

Name	Principal Business Address	Positions and Offices with Underwriter
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Bernard P. Heffernon	10740 Nall Avenue, Suite 120 Overland Park, KS 66211	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
David A. Kelsey	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Richard T. Mason	One Orange Way Windsor, CT 06095-4774	Vice President
Dawn M. Mazzola	One Orange Way Windsor, CT 06095-4774	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Michelle I. Sheiowitz	22 Autumn Drive Scotch Plains, NJ 07076	Vice President
Spencer T. Shell	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Terry L. Owens	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$51,416,775.23

*       Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2015.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31.   Management Services

Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)     to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)     to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)     to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.  See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.  See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-109622) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 6th day of April, 2016.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Charles P. Nelson*	Director and President	)
Charles P. Nelson	(principal executive officer))
)
Francis G. O’Neill*	Senior Vice President and Chief Financial Officer	)
Francis G. O’Neill	(principal financial officer))
)
C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	)
C. Landon Cobb, Jr.	(principal accounting officer))
)
	Director	)	April
Alain M. Karaoglan		)	6, 2016
)
Rodney O. Martin, Jr.*	Director	)
Rodney O. Martin, Jr.		)
)
Chetlur S. Ragavan*	Director	)
Chetlur S. Ragavan		)
)

Michael S. Smith*	Director	)
Michael S. Smith		)
)
Ewout L. Steenbergen*	Director	)
Ewout L. Steenbergen		)

By:	/s/J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C Exhibit Index

Exhibit No.	Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney